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PROTECTIVE LIFE INSURANCE COMPANY

2801 Highway 280 South
Birmingham, Alabama 35223

October 30, 2003

Dear Contract Owner:

        We are writing to notify you that special meetings of the shareholders of the Protective CORESM U.S. Equity Fund, Protective Capital Growth Fund, Protective Small Cap Value Fund, Protective International Equity Fund, and Protective Growth and Income Fund (the "Funds"), each a separate investment portfolio of Protective Investment Company (the "Company"), will be held on December 9, 2003, at 10 a.m. Central Time at the Protective Life Corporation Building, 2nd floor, Training Room A, 2801 Highway 280 South, Birmingham, Alabama 35223 (the "Meetings"). Although separate accounts of Protective Life Insurance Company ("PLICO") and Protective Life and Annuity Insurance Company are the only shareholders of the Funds, as an owner of record of a variable annuity contract or variable life insurance contract investing in the Funds, you have the right to instruct PLICO as to the manner in which shares of the Fund(s) attributable to your variable contract should be voted.

        At the Meetings, shareholders of each Fund, voting separately with respect to their Fund, will be asked to consider a proposal to reorganize the Funds (the "Proposed Reorganizations") whereby each Fund listed below would be acquired by the corresponding investment portfolio of the Goldman Sachs Variable Insurance Trust ("GSVIT") listed opposite its name (each, a "GSVIT Fund"):

Funds	GSVIT Funds
CORESM U.S. Equity Fund Capital Growth Fund Small Cap Value Fund International Equity Fund Growth and Income Fund	CORESM U.S. Equity Fund Capital Growth Fund CORESM Small Cap Equity Fund International Equity Fund Growth and Income Fund

        If the proposal is approved and implemented for a Fund, each shareholder of the Fund will automatically become a shareholder of the GSVIT Fund that acquires it, receiving shares of the GSVIT Fund having a total value equal to the value of the shareholder's investment in the Fund on the day of the transaction. As a contract owner indirectly invested in a Fund, the Proposed Reorganization of the Fund would result in your contract values being indirectly invested in the acquiring GSVIT Fund. As explained in the accompanying Proxy Statement/Prospectus, the Proposed Reorganizations would not create adverse tax consequences for contract owners, nor would contract owners pay any fees or charges in connection with the Proposed Reorganizations.

        Except for the Protective Small Cap Value Fund, the Funds have substantially identical investment objectives and principal strategies as their GSVIT Fund counterparts. In addition, the investment manager of each GSVIT Fund is the same organization that currently serves as subadviser to the corresponding Fund and, except for the Protective Small Cap Value Fund, the same group of individuals that performs the day-to-day portfolio management of each Fund does the same for its GSVIT Fund counterpart. As to the Protective Small Cap Value Fund, its GSVIT Fund counterpart pursues the same investment objective using a different investment style and is managed on a day-to-day basis by a different team of individuals. The Company's board of directors believes that the Proposed Reorganizations would each provide contract owners indirectly invested in a Fund with an investment in a combined portfolio with a larger asset base and potential future economies of scale that may lead to lower overall expenses.

        The Company's board of directors has concluded that the Proposed Reorganizations are in the best interest of the contract owners invested in each of the Funds and unanimously recommends that you vote in favor of the proposal.

        As a contract owner, you are being asked to provide your voting instructions on this proposal. The attached proxy materials provide more information about the Proposed Reorganizations and a voting instruction form is enclosed for each Fund in which you are invested. Please indicate your instructions on the voting instruction form(s) and return it (them) as soon as possible.

        Your voting instructions on this proposal are important. Please provide your voting instructions as soon as possible to save the expense of additional solicitations. You may cast your vote by: (1) filling out the enclosed voting instruction form and returning it to us, or (2) using the toll-free telephone voting facility (1-888-221-0697). If we do not receive your voting instructions as the Meeting date approaches, we or our solicitation firm may contact you to obtain your voting instructions. If you have any questions about the proxy materials or need assistance, please call 1-800-456-6330 for Annuity information and 1-800-265-1545 for Life information.

        We look forward to receiving your voting instructions. Thank you for your attention to this matter.

                      Sincerely,

                      Carolyn King
                      Senior Vice President
                      Protective Life Insurance Company

PROTECTIVE LIFE & ANNUITY INSURANCE COMPANY

2801 Highway 280 South
Birmingham, Alabama 35223

October 30, 2003

Dear Contract Owner:

        We are writing to notify you that special meetings of the shareholders of the Protective CORESM U.S. Equity Fund, Protective Capital Growth Fund, Protective Small Cap Value Fund, Protective International Equity Fund, and Protective Growth and Income Fund (the "Funds"), each a separate investment portfolio of Protective Investment Company (the "Company"), will be held on December 9, 2003, at 10 a.m. Central Time at the Protective Life Corporation Building, 2nd floor, Training Room A, 2801 Highway 280 South, Birmingham, Alabama 35223 (the "Meetings"). Although separate accounts of Protective Life Insurance Company and Protective Life and Annuity Insurance Company ("PLAICO") are the only shareholders of the Funds, as an owner of record of a variable annuity contract or variable life insurance contract investing in the Funds, you have the right to instruct PLAICO as to the manner in which shares of the Fund(s) attributable to your variable contract should be voted.

        At the Meetings, shareholders of each Fund, voting separately with respect to their Fund, will be asked to consider a proposal to reorganize the Funds (the "Proposed Reorganizations") whereby each Fund listed below would be acquired by the corresponding investment portfolio of the Goldman Sachs Variable Insurance Trust ("GSVIT") listed opposite its name (each, a "GSVIT Fund"):

Funds	GSVIT Funds
CORESM U.S. Equity Fund Capital Growth Fund Small Cap Value Fund International Equity Fund Growth and Income Fund	CORESM U.S. Equity Fund Capital Growth Fund CORESM Small Cap Equity Fund International Equity Fund Growth and Income Fund

        If the proposal is approved and implemented for a Fund, each shareholder of the Fund will automatically become a shareholder of the GSVIT Fund that acquires it, receiving shares of the GSVIT Fund having a total value equal to the value of the shareholder's investment in the Fund on the day of the transaction. As a contract owner indirectly invested in a Fund, the Proposed Reorganization of the Fund would result in your contract values being indirectly invested in the acquiring GSVIT Fund. As explained in the accompanying Proxy Statement/Prospectus, the Proposed Reorganizations would not create adverse tax consequences for contract owners, nor would contract owners pay any fees or charges in connection with the Proposed Reorganizations.

        Except for the Protective Small Cap Value Fund, the Funds have substantially identical investment objectives and principal strategies as their GSVIT Fund counterparts. In addition, the investment manager of each GSVIT Fund is the same organization that currently serves as subadviser to the corresponding Fund and, except for the Protective Small Cap Value Fund, the same group of individuals that performs the day-to-day portfolio management of each Fund does the same for its GSVIT Fund counterpart. As to the Protective Small Cap Value Fund, its GSVIT Fund counterpart pursues the same investment objective using a different investment style and is managed on a day-to-day basis by a different team of individuals. The Company's board of directors believes that the Proposed Reorganizations would each provide contract owners indirectly invested in a Fund with an investment in a combined portfolio with a larger asset base and potential future economies of scale that may lead to lower overall expenses.

        The Company's board of directors has concluded that the Proposed Reorganizations are in the best interest of the contract owners invested in each of the Funds and unanimously recommends that you vote in favor of the proposal.

        As a contract owner, you are being asked to provide your voting instructions on this proposal. The attached proxy materials provide more information about the Proposed Reorganizations and a voting instruction form is enclosed for each Fund in which you are invested. Please indicate your instructions on the voting instruction form(s) and return it (them) as soon as possible.

        Your voting instructions on this proposal are important. Please provide your voting instructions as soon as possible to save the expense of additional solicitations. You may cast your vote by: (1) filling out the enclosed voting instruction form and returning it to us, or (2) using the toll-free telephone voting facility (1-888-221-0697). If we do not receive your voting instructions as the Meeting date approaches, we or our solicitation firm may contact you to obtain your voting instructions. If you have any questions about the proxy materials or need assistance, please call 1-800-456-6330 for Annuity information and 1-800-265-1545 for Life information.

        We look forward to receiving your voting instructions. Thank you for your attention to this matter.

                      Sincerely,

                      Carolyn King
                      Senior Vice President
                      Protective Life and Annuity Insurance Company

PROTECTIVE INVESTMENT COMPANY

2801 Highway 280 South
Birmingham, Alabama 35223

NOTICE OF SPECIAL MEETINGS OF SHAREHOLDERS

October 30, 2003

        To owners of variable annuity contracts and variable life insurance contracts issued by Protective Life Insurance Company ("PLICO") or Protective Life & Annuity Insurance Company ("PLAICO") entitled to give voting instructions in connection with separate accounts of PLICO or PLAICO.

        Notice is hereby given that a special meeting of the shareholders of Protective Investment Company (the "Company"), including special meetings of the shareholders (the "Meetings") of the Protective CORESM U.S. Equity Fund, Protective Capital Growth Fund, Protective Small Cap Value Fund, Protective International Equity Fund, and Protective Growth and Income Fund, each an investment portfolio of the Company (each, a "Fund," together, the "Funds"), will be held on December 9, 2003 at the Protective Life Corporation Building, 2nd floor, Training Room A, 2801 Highway 280 South, Birmingham, Alabama 35223, at 10:00 a.m. Central Time.

        Each Fund will hold a separate Meeting for the following purposes:

          1.     To approve or disapprove an Agreement and Plan of Reorganization (the "Reorganization Agreement") providing for the acquisition of substantially all of the assets, and the assumption of substantially all of the liabilities, of the Fund by a corresponding investment portfolio of the Goldman Sachs Variable Insurance Trust ("GSVIT") in exchange for shares of GSVIT, followed by the distribution of those shares to the shareholders of the Fund and the subsequent liquidation of the Fund.

  Under the terms of the Reorganization Agreement, each of the following Funds would be acquired by the corresponding GSVIT Fund listed opposite its name:

Funds	GSVIT Funds
CORESM U.S. Equity Fund Capital Growth Fund Small Cap Value Fund International Equity Fund Growth and Income Fund	CORESM U.S. Equity Fund Capital Growth Fund CORESM Small Cap Equity Fund International Equity Fund Growth and Income Fund

          2.     To transact such other business as may properly come before a Meeting or any adjournment(s) thereof.

        Separate accounts of PLICO and PLAICO are the only shareholders of the Funds. However, PLICO and PLAICO hereby solicit and agree to vote the shares of the Funds at the Meetings in accordance with timely instructions received from owners of the variable annuity contracts and variable life insurance contracts ("variable contracts") having contract values allocated to a separate account invested in such shares.

        As a variable contract owner of record at the close of business on September 30, 2003, you have the right to instruct PLICO or PLAICO as to the manner in which shares of a Fund attributable to your variable contract should be voted. To assist you in giving your instructions, a Voting Instruction Form is enclosed that reflects the number of shares of each of the above Funds for which you are entitled to give voting instructions. In addition, a Proxy Statement/Prospectus is attached to this Notice and describes the matters to be voted upon at the Meetings or any adjournment(s) thereof.

        YOUR VOTE IS IMPORTANT. WHETHER OR NOT YOU EXPECT TO ATTEND THE MEETINGS, PLEASE COMPLETE, DATE AND SIGN EACH ENCLOSED VOTING INSTRUCTION FORM AND RETURN IT PROMPTLY IN THE ENCLOSED POSTAGE PREPAID ENVELOPE.

                      By Order of the Board of Directors
                      Steve M. Callaway
                      Secretary

Birmingham, Alabama
October 30, 2003

PROXY STATEMENT/PROSPECTUS

October 30, 2003

PROTECTIVE INVESTMENT COMPANY
2801 Highway 280 South
Birmingham, Alabama 35223
(800) 456-6330

Special Meetings of the Shareholders of

Protective CORESM U.S. Equity Fund,
Protective Capital Growth Fund,
Protective Small Cap Value Fund,
Protective International Equity Fund, and
Protective Growth and Income Fund

to be held December 9, 2003

To Vote Upon a Proposal for the Sale of Assets and Assumption of Liabilities of

Protective CORESM U.S. Equity Fund,
Protective Capital Growth Fund,
Protective Small Cap Value Fund,
Protective International Equity Fund, and
Protective Growth and Income Fund

By and in Exchange for Shares of

Goldman Sachs CORESM U.S. Equity Fund,
Goldman Sachs Capital Growth Fund,
Goldman Sachs CORESM Small Cap Equity Fund,
Goldman Sachs International Equity Fund, and
Goldman Sachs Growth and Income Fund

Each a Series of
GOLDMAN SACHS VARIABLE INSURANCE TRUST
4900 Sears Tower
Chicago, Illinois 60606
(312) 655-4400

      This Proxy Statement/Prospectus is being furnished on behalf of the board of directors of Protective Investment Company (the "Company") by Protective Life Insurance Company ("PLICO") and Protective Life & Annuity Insurance Company ("PLAICO") to owners of variable annuity contracts and variable life insurance contracts issued by PLICO or PLAICO and having contract values on the record date allocated to a separate account of PLICO or PLAICO invested in shares representing an interest in the following investment portfolios of the Company: Protective CORESM U.S. Equity Fund, Protective Capital Growth Fund, Protective Small Cap Value Fund, Protective International Equity Fund, and Protective Growth and Income Fund (each, a "Fund" and together, the "Funds").

        This Proxy Statement/Prospectus is being furnished in connection with the solicitation of voting instructions from owners of such variable annuity contracts or variable life insurance contracts ("variable contracts") for use at the special meetings (the "Meetings") of the respective shareholders of each of the Funds. The Meetings are to be held on December 9, 2003, at 10:00 a.m. Central Time, Birmingham, Alabama time, at the offices of Protective Life Corporation in the 2nd Floor, Training Room A, 2801 Highway 280 South, Birmingham, Alabama for the purposes set forth below and in the accompanying Notice of the Meetings. The approximate mailing date of this Proxy Statement/Prospectus and Voting Instruction Form is November 5, 2003.

        The costs of the Meetings, including the solicitation of voting instructions, will be paid by Protective Investment Advisors, Inc. ("PIA") and Goldman Sachs Asset Management, L.P. ("GSAM®"). In addition to the use of the mails, voting instructions may be solicited, in person or by telephone, by officers of the Company and regular employees and representatives of PIA, PLICO, PLAICO or their affiliates, who will not be separately compensated therefor.

        As more fully described in this Proxy Statement/Prospectus, at the Meetings, shareholders of each Fund will be asked to approve or disapprove an Agreement and Plan of Reorganization (the "Reorganization Agreement") as it applies to their Fund by the Company, on behalf of each Fund, and Goldman Sachs Variable Insurance Trust ("GSVIT"), on behalf of each of its acquiring investment portfolios (each, a "GSVIT Fund" and collectively, the "GSVIT Funds"). The Reorganization Agreement provides for the acquisition of substantially all of the assets, and the assumption of substantially all of the liabilities, of each Fund by its corresponding GSVIT Fund in exchange for shares of the GSVIT Fund, followed by the distribution of those shares to the shareholders of the Fund and the subsequent liquidation of the Fund. Such assets and liabilities of each of the following Funds will be acquired or assumed by the corresponding GSVIT Fund listed opposite its name (each such Fund and its corresponding GSVIT Fund, a "Transaction Party," and each such transaction, a "Fund Transaction"):

Funds	GSVIT Funds
Protective CORESM U.S. Equity Fund	Goldman Sachs CORESM U.S. Equity Fund
Protective Capital Growth Fund	Goldman Sachs Capital Growth Fund
Protective Small Cap Value Fund	Goldman Sachs CORESM Small Cap Equity Fund
Protective International Equity Fund	Goldman Sachs International Equity Fund
Protective Growth and Income Fund	Goldman Sachs Growth and Income Fund

        If the shareholders of a Fund approve the Fund Transaction to which their Fund is a party, holders of shares of the Fund will receive shares of its corresponding GSVIT Fund. Each Fund Transaction, except the Transaction between Protective Small Cap Value Fund and Goldman Sachs CORESM Small Cap Equity Fund, is being structured as a tax-free reorganization. See "Information About the Reorganization—Federal Income Tax Issues."

        In the event that a Fund Transaction is not approved by the shareholders of a Fund, or the Fund Transaction is not completed for any other reason, the remaining Fund Transactions will proceed as planned. For the Fund whose Fund Transaction does not occur, PIA may ask the Company's board of directors to consider approving the liquidation of the Fund as promptly as possible. Such a liquidation would also require shareholder approval and therefore, in the event of a proposed liquidation of a Fund, owners will receive additional information about the possible consequences of such a liquidation.

        Except for the Goldman Sachs CORESM Small Cap Equity Fund, the GSVIT Funds have substantially identical investment objectives and principal strategies as their corresponding Funds. In addition, the investment manager of each GSVIT Fund is the same organization that currently serves as subadviser to the corresponding Fund and, except for the Goldman Sachs CORESM Small Cap Equity Fund, the same group of individuals that currently performs the day-to-day portfolio management of each GSVIT Fund currently does the same for its Fund counterpart. As to the Goldman Sachs CORESM Small Cap Equity Fund, it pursues the same investment objective as the Protective Small Cap Value Fund using a different investment style and different investment strategies and is managed on a day-to-day basis by a different team of individuals.

        The similarities and differences between investment objectives and principal strategies of each Fund and its corresponding GSVIT Fund is described in more detail under "Summary of the Reorganization—Investment Objectives and Principal Strategies" in this Proxy Statement/Prospectus. While the investment restrictions of the Funds and the GSVIT Funds are very similar, there are certain differences which are described in more detail under "Summary of the Reorganization—Investment Restrictions" in this Proxy Statement/Prospectus. In addition, the Funds and the GSVIT Funds are subadvised and advised, respectively, by the same entities, which are described in more detail under "Summary of the Reorganization—Investment Advisers." The Funds and the GSVIT Funds also share a common custodian, which is described in more detail under "Summary of the Reorganization—Other Fund Service Providers."

        This Proxy Statement/Prospectus sets forth concisely information about the Funds, the GSVIT Funds and the proposed Fund Transactions (collectively, the "Reorganization") that you ought to know before voting. You should retain it for future reference.

        You have previously been given or sent the May 1, 2003 prospectus for the Funds. Accompanying this Proxy Statement/Prospectus is a May 1, 2003 prospectus for the GSVIT Fund(s) that is the Transaction Party to any of the Funds in which you are invested on September 30, 2003. Both prospectuses have been filed with the Securities and Exchange Commission ("SEC") and also are incorporated into this Proxy Statement/Prospectus by this reference. To obtain additional free copies of these prospectuses, call 1-800-456-6330 for Annuity contract holders and 1-800-265-1545 for Life policy holders.

        A statement of additional information, dated October 30, 2003, relating to this Proxy Statement/Prospectus and the Reorganization (the "Reorganization Statement of Additional Information") is incorporated herein by reference. If you would like a free copy of the Reorganization Statement of Additional Information, contact PLICO or PLAICO by calling 1-800-456-6330 for Annuity contract holders and 1-800-265-1545 for Life policy holders, or write to them at 2801 Highway 280 South, Birmingham, AL 35223.

        Incorporated into the Reorganization Statement of Additional Information by reference are the following additional documents: (1) the May 1, 2003 statement of additional information for the Funds, including the Funds' 2002 Annual Report to Shareholders, (2) the May 1, 2003 statement of additional information for the GSVIT Funds, including the GSVIT Funds' 2002 Annual Report to Shareholders, (3) the Funds' June 30, 2003 Semi-Annual Report to Shareholders, and (4) the GSVIT Funds' June 30, 2003 Semi-Annual Report to Shareholders. Copies of these documents will accompany any Reorganization Statement of Additional Information sent to you.

        Management's discussion of: (1) the performance of each Fund, which is part of the Protective Investment Company Annual Report dated December 31, 2002, and (2) the performance of each GSVIT Fund, which is part of the Goldman Sachs Variable Insurance Trust Annual Report dated December 31, 2002, is provided in the section of this Proxy Statement/Prospectus entitled "Additional Information About the Funds and the GSVIT Funds—Management's Discussion of Fund Performance."

        The documents incorporated by reference into this Proxy Statement/Prospectus and into the Reorganization Statement of Additional Information, along with additional information about the Funds and the GSVIT Funds, have been filed with the SEC and may be obtained without charge by calling

PLICO or PLAICO at 1-800-456-6330 for Annuity contract holders and 1-800-265-1545 for Life policy holders, or writing to them at 2801 Highway 280 South, Birmingham, AL 35223. These documents also are available from the SEC's web site (http://www.sec.gov) together with other information regarding the Funds and the GSVIT Funds. Copies of such material may also be obtained, after paying a duplicating fee, from the Public Reference Section, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, DC 20549, or by electronic request at the following e-mail address: publicinfo@sec.gov.

        THE SEC HAS NOT APPROVED OR DISAPPROVED SHARES OF GSVIT OR DETERMINED IF THIS PROXY STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PROSPECTUS/PROXY STATEMENT
Table of Contents

SUMMARY OF THE REORGANIZATION	1
The Fund Transactions	1
Comparative Fees and Expenses	2
Investment Objectives and Principal Strategies	7
Investment Restrictions	9
How the Principal Risks of Investing in the GSVIT Funds Compare With Those of the Funds	11
Comparative Information about the Organization of the Funds and the GSVIT Funds	11
Investment Advisers	14
Other Fund Service Providers	14
Purchases and Redemptions of Shares	14
Dividends and Other Distributions	16
Federal Income Tax Consequences of the Reorganization	16
PRINCIPAL RISK FACTORS	16
Risks of Investing in the GSVIT Funds	16
INFORMATION ABOUT THE REORGANIZATION	18
Reasons for the Reorganization	18
The Reorganization Agreement	20
Description of the Securities to be Issued	23
Federal Income Tax Issues	23
The Ayco Acquisition	24
Capitalization	24
ADDITIONAL INFORMATION ABOUT THE FUNDS AND THE GSVIT FUNDS	26
Management's Discussion of Fund Performance	26
Financial Highlights	51
Materials Incorporated by Reference	58
VOTING INFORMATION	58
Share Information	58
Solicitation of Voting Instructions	61
OTHER INFORMATION	62
APPENDIX A	A-1

i

SUMMARY OF THE REORGANIZATION

        The following is a summary of certain information contained in this Prospectus/Proxy Statement and the Reorganization Agreement. The Reorganization Agreement would govern the terms of the Fund Transactions and is attached as Appendix A. As discussed more fully below, the Company's board of directors believes that the Fund Transactions would be in the best interests of the shareholders of each Fund and the owners of variable contracts, the cash value of which is currently invested in a Fund ("owners"). Four of the Funds have substantially identical investment objectives and principal strategies as their respective corresponding GSVIT Fund, while one Fund has a substantially identical investment objective but pursues its objective using a different investment style and different investment strategies from its corresponding GSVIT Fund. All five Funds have investment restrictions that differ in a few particular respects from their corresponding GSVIT Funds.

The Fund Transactions

        At meetings held on August 21, 2003, and September 5, 2003, the Company's board of directors considered the Reorganization Agreement and each Fund Transaction. At the September 5, 2003 meeting, the Company's board of directors approved the Reorganization Agreement and each Fund Transaction. Likewise, the board of trustees of GSVIT considered and approved the Reorganization Agreement and each Fund Transaction at a meeting held on September 18, 2003. The Reorganization Agreement provides for separate Fund Transactions involving each Fund and the corresponding GSVIT Fund listed opposite its name.

Funds	GSVIT Funds
Protective CORESM U.S. Equity Fund	Goldman Sachs CORESM U.S. Equity Fund
Protective Capital Growth Fund	Goldman Sachs Capital Growth Fund
Protective Small Cap Value Fund	Goldman Sachs CORESM Small Cap Equity Fund
Protective International Equity Fund	Goldman Sachs International Equity Fund
Protective Growth and Income Fund	Goldman Sachs Growth and Income Fund

        As set forth in the Reorganization Agreement, each Fund Transaction between a Fund and its corresponding GSVIT Fund would involve:

  •
  the acquisition of substantially all of the assets of a Fund by its corresponding GSVIT Fund and the assumption by that GSVIT Fund of substantially all of the liabilities of the Fund, in exchange for shares of the GSVIT Fund having an aggregate value equal to the net asset value of the Fund as of the day of the Transaction;

  •
  the distribution of the corresponding GSVIT Fund's shares to each holder of the Fund's shares in an amount equal in value to the holder's Fund shares as of the day of the Fund Transaction; and

  •
  the complete liquidation of the Fund.

        If approved, each Fund Transaction will occur as of the close of business on or about December 19, 2003, or another date selected by the Company and GSVIT (the "Closing Date"). See "Information about the Reorganization" and "Voting Information" below.

        Because each Fund, other than Protective Small Cap Value Fund, has an investment portfolio substantially identical to that of its corresponding GSVIT Fund, substantially all of such Funds' holdings would be permissible portfolio holdings of its corresponding GSVIT Fund. However, as the size of these Funds' holdings may be greater than its corresponding GSVIT Fund would like, a small portion of such Funds' securities holdings may be sold prior to or shortly after the Fund Transaction. The proceeds of such sales will be held in temporary investments or reinvested in assets that the corresponding GSVIT Fund may hold. The possible need for a Fund to dispose of certain portfolio investments prior to the Fund Transaction could result in selling such investments at a disadvantageous time and could result in the Fund realizing losses that would not otherwise have been realized. Such a sale of assets and the reinvestment of the proceeds from such sales would involve brokerage and other transactional costs. In this event, PIA and GSAM® will pay the brokerage commissions and other direct costs of liquidating portfolio investments. With the exception of the Protective Small Cap Value Fund, it is expected that the Fund Transactions would not result in material brokerage or other transactional costs.

        With regard to the Fund Transaction between Protective Small Cap Value Fund and Goldman Sachs CORESM Small Cap Equity Fund, however, substantially all of the portfolio holdings will, if the Fund Transaction is approved, be sold prior to the Transaction. The portfolio management team that manages Goldman Sachs CORESM Small Cap Equity Fund is different from the one that manages Protective Small Cap Value Fund and utilizes different investment strategies to pursue long-term growth of capital. As a result, Goldman Sachs CORESM Small Cap Equity Fund holds few of the investments held by Protective Small Cap Value Fund. Because of this, and for the reasons described below under "Information about the Reorganization — Federal Income Tax Issues," the portfolio will be liquidated before it is acquired by Goldman Sachs CORESM Small Cap Equity Fund. It is anticipated that this Fund Transaction will result in significant brokerage commissions and other direct liquidation costs which will be paid by PIA and GSAM® .

        For the reasons set forth below under "Information About the Reorganization — Reasons for the Reorganization," the Company's board of directors, including its directors who are not "interested persons," as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), has determined that each Fund Transaction is in the best interests of the Fund and its shareholders, as well as in the best interests of the owners indirectly invested in the Fund. In addition, the Company's board of directors has determined with respect to each Fund Transaction that the interests of shareholders and owners would not be diluted as a result of the Fund Transaction. Accordingly, the Company's board of directors unanimously recommends to owners that they vote to approve each Fund Transaction.

        Approval of each Fund Transaction requires the affirmative vote of two-thirds or more of the outstanding votes eligible to be cast for a Fund, as described more in the section entitled "Voting Information" below.

        At the same time that Goldman Sachs Capital Growth Fund would acquire Protective Capital Growth Fund as contemplated by the Reorganization Agreement, Goldman Sachs Capital Growth Fund anticipates acquiring the Ayco Growth Fund (the "Ayco Fund") of the Ayco Series Trust (the "Ayco Acquisition"). If shareholders and owners approve the reorganization of Protective Capital Growth Fund into Goldman Sachs Capital Growth Fund, this Fund Transaction will be carried out regardless of whether or not the Ayco Acquisition occurs.

Comparative Fees and Expenses

Fund and GSVIT Fund Expenses

        Expense Ratio Tables.    Expenses of mutual funds are often measured by their expense ratios: the ratio of their total expenses for a year divided by their average daily net asset value over the same year. The total expenses of each Fund differs from the expenses of its corresponding GSVIT Fund. In particular, while each Fund bears higher investment management fees than its corresponding GSVIT Fund, the Protective Capital Growth Fund, Protective Growth and Income Fund, Protective Small Cap Value Fund and Protective International Equity Fund each have lower overall expenses, and all of the Funds have lower overall expenses after voluntary expense reimbursements by their investment manager, than their corresponding GSVIT Funds.

        Below are tables showing the current (unreimbursed) expense ratios of each Fund and its corresponding GSVIT Fund as well as "pro-forma" expenses which represent an estimate of the anticipated expense ratios of the GSVIT Fund after it has acquired its corresponding Fund. (In the case of the Capital Growth Fund Transaction, the table reflects pro-forma expenses both with and without the Ayco Acquisition.) The tables enable you to compare and contrast the recent expense levels for the Funds and the GSVIT Funds and obtain a general idea of what the expense levels would be if the various Fund Transactions occur.

        The expense ratios of the Funds are as of December 31, 2002. The expense ratios for the GSVIT Funds have been restated to reflect current fees as disclosed in their May 1, 2003 prospectuses. The "pro-forma" expense ratios are constructed by assuming that the Fund Transactions occurred on July 1, 2002 and represent the estimated hypothetical experience of the combined Funds for the twelve months ended June 30, 2003. In general, the terms of the contracts that each GSVIT Fund has with its service providers and the higher asset levels of the GSVIT Fund after the Fund Transaction support an expectation of lower costs for the combined fund. See "Information About the Reorganization—Capitalization."

        The Funds' investment manager, PIA, has voluntarily undertaken to pay any expenses of the Funds (other than brokerage and other portfolio transaction expenses or expenses of litigation, indemnification, taxes or other extraordinary expenses) to the extent that such expenses exceed the amount of the Fund's management fee. Therefore, each of the Funds' actual total current operating expenses does not exceed the amount of its management fee. The amount by which the total annual operating expenses currently exceeds the management fee is shown in a footnote to each table and represents a reimbursement to the Fund by PIA. If PIA was not making these expense reimbursements, actual expenses would be equal to the "total annual operating expenses" shown in the table. The management fees for the Funds are as follows:

Protective CORESM U.S. Equity Fund	0.80%
Protective Capital Growth Fund	0.80%
Protective Small Cap Value Fund	0.80%
Protective International Equity Fund	1.10%
Protective Growth and Income Fund	0.80%

        PIA may terminate this undertaking upon 120 days notice to the Company and has notified the Company that it will cease making expense reimbursements as of the end of the Company's 2003 fiscal year. As a result, in the event that any of the Fund Transactions does not occur, the relevant Fund(s) would likely experience total expenses in fiscal 2004 at least as high as shown on the "total annual operating expenses" line on the tables.

        The GSVIT Funds also receive a voluntary expense reimbursement from their managers, GSAM® and Goldman Sachs Asset Management International ("GSAMI"). GSAM® and GSAMI currently reduce or limit each GSVIT Fund's "other expenses" (excluding management fees, transfer agency fees and expenses, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting or other extraordinary expenses) to the extent that such expenses exceed, on an annual basis, the following percentages:

Goldman Sachs CORESM U.S. Equity Fund	0.20%
Goldman Sachs Capital Growth Fund	0.25%
Goldman Sachs CORESM Small Cap Equity Fund	0.25%
Goldman Sachs International Equity Fund	0.35%
Goldman Sachs Growth and Income Fund	0.25%

        GSAM and GSAMI may cease this reimbursement at any time. If they were to do so, actual expenses would be equal to the "total annual operating expenses" shown on the table rather than the net expense ratio found in the footnote.

        For the "pro-forma" expense ratios, the amount of the reimbursement is shown as a separate line in the expense table and results in an actual or "net" expense ratio that is lower than the "total annual operating expenses."

        For the GSVIT Funds, as shown in the tables , "other expenses" include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of the Fund plus all other ordinary expenses.

        GSAM® and GSAMI, however, have agreed in the Reorganization Agreement that for each Fund Transaction that takes place, they will reimburse the appropriate GSVIT Fund as necessary to limit total annual operating expenses to the following levels until June 30, 2005:

Goldman Sachs CORESM U.S. Equity Fund	0.90%
Goldman Sachs Capital Growth Fund	0.90%
Goldman Sachs CORESM Small Cap Equity Fund	0.90%
Goldman Sachs International Equity Fund	1.20%
Goldman Sachs Growth and Income Fund	0.90%

        Similarly, with respect to the Ayco Fund, the Ayco Company, L.P., the Ayco Fund's investment adviser, has entered into an expense limitation agreement with Ayco Series Trust pursuant to which it will waive or reduce its fees and assume other expenses so that the total annual operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, distribution related expenses (if any), and other expenses not incurred in the ordinary course of business) are limited to 1.00% of the Fund's average daily net assets until December 31, 2003.

        Examples of Fund Expenses.    Following each expense ratio table is an expense example intended to help you compare and contrast the cost of investing in: (1) a Fund as it currently exists, (2) its corresponding GSVIT Fund as it currently exists, (3) the same GSVIT Fund if it acquires its corresponding Fund (i.e., the "pro-forma" figure), and (4) with respect to the Capital Growth Fund Transaction, (a) the Ayco Fund as it currently exists, and (b) the 'pro-forma" figure including the Ayco Fund Acquisition.

        The examples depict the dollar amount of expenses on a hypothetical investment in each of the five "Funds" for the periods shown. Except for the "pro-forma" line, the dollar figures shown are computed based on the total operating expense figures from the corresponding expense ratio table (and not the net operating expense figure found in the footnotes or the last line of the table). In other words, these dollar amounts do not reflect any expense reimbursement by the investment adviser. The "pro-forma" lines in the table reflect expense reimbursement by the investment adviser for the first eighteen months for Goldman Sachs Capital Growth Fund, Goldman Sachs CORESM Small Cap Equity Fund, and Goldman Sachs International Equity Fund.

        Surrender charges, mortality and expense risk fees and other charges assessed by PLICO or PLAICO under the variable contracts are not reflected in the expense examples. These fees and charges do not affect the expenses of either the Funds or the GSVIT Funds in any way and will not change as a result of a Fund Transaction.

        The examples assume an investment of $10,000 in shares of the Fund or GSVIT Fund for the time periods indicated and a redemption of all shares at the end of the periods. The examples also assume a 5% annual return each year and that a Fund's and a GSVIT Fund's operating expenses remain the same throughout the periods.

        Sales Charges and Shareholder Transaction Fees

        As shown in the table below, shares of the Funds and the GSVIT Funds are not subject to sales charges or shareholder transaction fees:

Shareholder Fees (fees paid directly from your investment)

	Funds	GSVIT Funds	Pro-Forma GSVIT Funds	Ayco Fund	Pro-Forma GSVIT Funds (with Ayco Fund Acquisition)
Maximum Sales Charge (Load) Imposed on Purchases	N/A*	N/A*	N/A*	N/A*	N/A*
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	N/A*	N/A*	N/A*	N/A*	N/A*
Redemption Fees	N/A*	N/A*	N/A*	N/A*	N/A*
Exchange Fees	N/A*	N/A*	N/A*	N/A*	N/A*

        PLICO and PLAICO assess surrender charges, mortality and expense risk fees and other charges under the variable contracts that are not reflected in the table above.

*	Not Applicable

Expenses of the Protective CORESM U.S. Equity Fund and the Goldman Sachs CORESM U.S. Equity Fund

Annual Operating Expenses (expenses that are deducted from fund assets):

	Protective CORESM U.S. Equity Fund	Goldman Sachs CORESM U.S. Equity Fund	Pro Forma Goldman Sachs CORESM U.S. Equity Fund
Management fees	0.80%	0.70%	0.70%
Other expenses	0.09%	0.16%	0.11%

Total annual operating expenses	0.89%*	0.86%	0.81%

*
As of December 31, 2002, PIA is reimbursing the Fund's expenses at an annual rate of 0.09% resulting in a net annual operating expense of 0.80%. This reimbursement will not continue past December 31, 2003.

	1 year	3 years	5 years	10 years
Protective CORESM U.S. Equity Fund	$91	$284	$493	$1,096
Goldman Sachs CORESM U.S. Equity Fund	$88	$274	$477	$1,061
Goldman Sachs CORESM U.S. Equity Fund (Pro Forma)	$83	$259	$450	$1,002

Expenses of the Protective Capital Growth Fund and the Goldman Sachs Capital Growth Fund

Annual Operating Expenses (expenses that are deducted from Fund assets):

	Protective Capital Growth Fund	Goldman Sachs Capital Growth Fund	Pro Forma Goldman Sachs Capital Growth Fund	Ayco Fund	Pro Forma Goldman Sachs Capital Growth Fund (With Ayco)
Management fees	0.80%	0.75%	0.75%	0.80%	0.75%
Other expenses	0.09%	0.85%	0.17%	2.87%	0.16%

Total annual operating expenses	0.89%*	1.60%**	0.92%	3.67%	0.91%

Expense reimbursement	*	**	0.02%	2.67%	0.01%

Net annual operating expenses	*	**	0.90%	1.00%	0.90%

*
As of December 31, 2002, PIA is reimbursing the Fund's expenses at an annual rate of approximately 0.09% resulting in a net annual operating expense of approximately 0.80%. This reimbursement will not continue past December 31, 2003.
**	As restated in its May 1, 2003 Prospectus, GSAM is reimbursing the Fund's expenses at an annual rate of approximately 0.56% resulting in a net annual operating expense of approximately 1.04% (excluding extraordinary expenses).

	1 year	3 years	5 years	10 years
Protective Capital Growth Fund	$91	$284	$493	$1,096
Goldman Sachs Capital Growth Fund	$163	$505	$871	$1,900
Goldman Sachs Capital Growth Fund (Pro Forma)	$92	$290	$506	$1,128
Ayco Fund	$102	$876	$1,670	$3,750
Goldman Sachs Capital Growth Fund (Pro Forma With Ayco Acquisition)	$92	$289	$502	$1,118

Expenses of the Protective Small Cap Value Fund and the Goldman Sachs CORESM Small Cap Equity Fund

Annual Operating Expenses (expenses that are deducted from Fund assets):

	Protective Small Cap Value Fund	Goldman Sachs CORESM Small Cap Equity Fund	Pro Forma Goldman Sachs CORESM Small Cap Equity Fund
Management fees	0.80%	0.75%	0.75%
Other expenses	0.14%	0.50%	0.26%

Total annual operating expenses	0.94%*	1.25%**	1.01%

Expense reimbursement	*	**	0.11%

Net annual operating expenses	*	**	0.90%

*
As of December 31, 2002, PIA is reimbursing the Fund's expenses at an annual rate of approximately 0.14% resulting in a net annual operating expense of approximately 0.80%. This reimbursement will not continue past December 31, 2003.
**	As restated in its May 1, 2003 Prospectus, GSAM is reimbursing the Fund's expenses at an annual rate of approximately 0.21% resulting in a net annual operating expense of approximately 1.04% (excluding extraordinary expenses).

	1 year	3 years	5 years	10 years
Protective Small Cap Value Fund	$96	$300	$520	$1,155
Goldman Sachs CORESM Small Cap Equity Fund	$127	$397	$686	$1,511
Goldman Sachs CORESM Small Cap Equity Fund (Pro Forma)	$92	$305	$542	$1,221

Expenses of the Protective International Equity Fund and the Goldman Sachs International Equity Fund

Annual Operating Expenses (expenses that are deducted from Fund assets):

	Protective International Equity Fund	Goldman Sachs International Equity Fund	Pro Forma Goldman Sachs International Equity Fund
Management fees	1.10%	1.00%	1.00%
Other expenses	0.41%	1.77%	0.36%

Total annual operating expenses	1.51%*	2.77%**	1.36%

Expense reimbursement	*	**	0.16%

Net annual operating expenses	*	**	1.20%

*
As of December 31, 2002, PIA is reimbursing the Fund's expenses at an annual rate of approximately 0.41% resulting in a net annual operating expense of approximately 1.10%. This reimbursement will not continue past December 31, 2003.
**	As restated in its May 1, 2003 Prospectus, GSAMI is reimbursing the Fund's expenses at an annual rate of approximately 1.38% resulting in a net annual operating expense of approximately 1.39% (excluding extraordinary expenses).

	1 year	3 years	5 years	10 years
Protective International Equity Fund	$154	$477	$824	$1,082
Goldman Sachs International Equity Fund	$280	$859	$1,464	$3,099
Goldman Sachs International Equity Fund (Pro Forma)	$122	$407	$721	$1,614

Expenses of the Protective Growth and Income Fund and the Goldman Sachs Growth and Income Fund

Annual Operating Expenses (expenses that are deducted from Fund assets):

	Protective Growth and Income Fund	Goldman Sachs Growth and Income Fund	Pro Forma Goldman Sachs Growth and Income Fund
Management fees	0.80%	0.75%	0.75%
Other expenses	0.09%	0.46%	0.15%

Total annual operating expenses	0.89%*	1.21%**	0.90%

*
As of December 31, 2002, PIA is reimbursing the Fund's expenses at an annual rate of approximately 0.09% resulting in a net annual operating expense of approximately 0.80%. This reimbursement will not continue past December 31, 2003.
**	As restated in its May 1, 2003 Prospectus, GSAM is reimbursing the Fund's expenses at an annual rate of approximately 0.17% resulting in a net annual operating expense of approximately 1.04% (excluding extraordinary expenses).

	1 year	3 years	5 years	10 years
Protective Growth and Income Fund	$91	$284	$493	$1,096
Goldman Sachs Growth and Income Fund	$123	$384	$665	$1,466
Goldman Sachs Growth and Income Fund (Pro Forma)	$92	$287	$498	$1,108

Investment Objectives and Principal Strategies

        This section briefly compares and contrasts the investment objectives and principal strategies of each Fund with those of its corresponding GSVIT Fund. More complete information may be found in the respective prospectuses for the Funds and the GSVIT Funds.

        Protective CORESM U.S. Equity Fund and the Goldman Sachs CORESM U.S. Equity Fund

        The Protective CORESM U.S. Equity Fund and the Goldman Sachs CORESM U.S. Equity Fund have substantially identical investment objectives and principal investment strategies. Their shared investment objective is long-term growth of capital and dividend income and they both pursue this objective by investing in a broadly diversified portfolio of large-cap and blue chip equity investments representing all major sectors of the U.S. economy. Under normal circumstances, each fund invests at least 90% of its total assets (not including securities lending collateral and any investment of that collateral) measured at the time of purchase ("Total Assets") in a diversified portfolio of equity investments in U.S. issuers, including foreign companies the securities of which are traded in the United States. In managing both funds, GSAM uses Goldman, Sachs & Co.'s ("Goldman Sachs") CORESM (Computer Optimized Research Enhanced) quantitative investment process, which is detailed in each fund's prospectus. Furthermore, each fund's investments in fixed-income securities are limited to securities that are considered cash equivalents.

        Protective Capital Growth Fund and the Goldman Sachs Capital Growth Fund

        The Protective Capital Growth Fund and the Goldman Sachs Capital Growth Fund have substantially identical investment objectives and principal investment strategies. They share an investment objective of long-term growth of capital, and both pursue this objective by investing in a diversified portfolio of equity investments that are considered by its investment adviser to have long-term capital appreciation potential. Under normal circumstances, each fund invests at least 90% of its Total Assets in equity investments. Although each fund invests primarily in publicly traded U.S. securities, each may invest up to 10% of its Total Assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies.

        Protective Small Cap Value Fund and the Goldman Sachs CORESM Small Cap Equity Fund

        Although the Protective Small Cap Value Fund and the Goldman Sachs CORESM Small Cap Equity Fund have the same investment objective of long-term growth of capital, each pursues its objective by different investment strategies. The Protective Small Cap Value Fund uses a value investing style whereby it invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) ("Net Assets") in a diversified portfolio of equity investments in small-cap issuers with public stock market capitalizations within the range defined by the Russell 2000® Value Index. Under normal circumstances, the Fund's investment horizon for ownership of stocks is two to three years. Furthermore, although the Protective Small Cap Value Fund invests primarily in publicly traded U.S. securities, it may invest up to 25% of its Net Assets in foreign securities and non-dollar securities, including securities of issuers in emerging countries. The Goldman Sachs CORESM Small Cap Equity Fund may only invest in the securities of foreign issuers traded in the U.S. In addition, the Protective Small Cap Value Fund may invest in the aggregate up to 20% of its Net Assets in companies with public stock market capitalizations outside the range of companies constituting the Russell 2000® Value Index at the time of investment and in fixed-income securities, such as government, corporate and bank debt obligations.

        Under normal circumstances, the Goldman Sachs CORESM Small Cap Equity Fund invests at least 80% of its Net Assets in a diversified portfolio of equity investments in small-cap U.S. issuers, including foreign issuers that are traded in the United States. These issuers will have public stock market capitalizations within the range defined by the Russell 2000® Index at the time of investment, although the Fund is not required to limit its investments to securities in the index. GSAM® manages the Goldman Sachs CORESM Small Cap Equity Fund using a variety of quantitative techniques, including Goldman Sachs' CORESM investment process, which is discussed in the Fund's prospectus, as well as fundamental research. The Goldman Sachs CORESM Small Cap Equity Fund seeks to meet its objective by investing in a broadly diversified portfolio of equity investments in U.S. issuers, which consists primarily of small-cap growth and value (blend) stocks. The Goldman Sachs CORESM Small Cap Equity Fund seeks to maximize the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the Russell 2000® Index. The Goldman Sachs CORESM Small Cap Equity Fund seeks a portfolio consisting of companies with small market capitalizations, strong expected earnings growth and momentum, and better valuation and risk characteristics than the Russell 2000® Index. Furthermore, unlike the Protective Small Cap Value Fund, the Goldman Sachs CORESM Small Cap Equity Fund's investments in fixed-income securities are limited to securities that are considered cash equivalents.

        Protective International Equity Fund and the Goldman Sachs International Equity Fund

        The Protective International Equity Fund and the Goldman Sachs International Equity Fund have substantially identical investment objectives and principal investment strategies. They share an investment objective of long-term capital appreciation. Under normal circumstances, each invests substantially all, and at least 80% of its Net Assets in a diversified portfolio of equity investments in companies that are organized outside the United States or whose securities are principally traded outside the United States. Each fund invests in companies with public stock market capitalizations that are larger than $1 billion at the time of investment. Each fund may also invest up to 20% of its Net Assets in fixed-income securities, such as government, corporate and bank debt obligations.

        Protective Growth and Income Fund and the Goldman Sachs Growth and Income Fund

        The Protective Growth and Income Fund and the Goldman Sachs Growth and Income Fund have substantially identical investment objectives and principal investment strategies. They share an investment objective of long-term growth of capital and growth of income. Under normal circumstances, each invests at least 65% of its Total Assets in equity investments that its investment adviser considers to have favorable prospects for capital appreciation and/or dividend-paying ability. Although the two funds invest primarily in publicly traded U.S. securities, each may invest up to 25% of its Total Assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies. Furthermore, each may invest up to 35% of its Total Assets in fixed-income securities, such as government, corporate and bank debt obligations, that offer the potential to further its investment objective.

Investment Restrictions

        This section briefly compares and contrasts the investment restrictions of each Fund with those of its corresponding GSVIT Fund. More complete information may be found in the respective statements of additional information for the Funds and the GSVIT Funds and the Reorganization Statement of Additional Information.

        Unless otherwise indicated, the restrictions discussed below are fundamental policies of a Fund or GSVIT Fund. This means that it cannot be changed without approval of shareholders. Investment restrictions that are non-fundamental may be changed for the Funds by the board of directors of the Company and for the GSVIT Funds by the board of trustees of GSVIT.

        Pledges, Mortgages and Hypothecations of Assets.    Each Fund may not pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a forward commitment or delayed-delivery basis and collateral and initial or variation margin arrangements with respect to currency transactions, options, futures contracts (including those relating to indices), and options on futures contracts or indices. The GSVIT Funds do not have a similar investment restriction.

        Purchases of Securities on Margin.    The Funds may not purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions, but a Fund may make margin deposits in connection with transactions in currencies, options, futures contracts and options on futures contracts. The GSVIT Funds may purchase securities on margin to the extent permitted by applicable law.

        Short Sales of Securities.    Both the Funds and the GSVIT Funds may not sell securities short or maintain a short position, except for short sales against-the-box. However, for the Funds, this particular restriction is a fundamental policy, whereas, for the GSVIT Funds, this restriction is a non-fundamental policy.

        Purchases of Real Estate.    Both the Funds and the GSVIT Funds may not purchase, hold or deal in real estate, although they both may purchase or sell: (1) securities secured by real estate or interests in real estate, (2) securities of real estate investment trusts, (3) mortgage-related securities. The Funds may hold and sell real estate acquired as a result of ownership of securities. These restrictions also extend to oil, gas or mineral leases with respect to the Funds.

        Loans.    Both the Funds and the GSVIT Funds have similar restrictions on making loans, including an exception from such restrictions for the purchase of debt obligations in accordance with the investment objectives and policies of the respective Funds and GSVIT Funds. Notwithstanding this restriction, each Fund is permitted to lend its respective portfolio securities in an amount not to exceed one-third of the value of its total assets. On the other hand, notwithstanding the restriction on making loans, each GSVIT Fund may enter into repurchase agreements with banks, brokers, dealers and other financial institutions, as well as make loans of securities as permitted by applicable law.

        Issuance of Senior Securities.    The Funds are restricted from issuing any senior security except as otherwise permitted under their fundamental investment restrictions, while the GSVIT Funds are prohibited from issuing senior securities to the extent such issuance would violate applicable law.

        Investments for Purposes of Exercising Control.    Both the Funds and the GSVIT Funds are restricted from investing in companies for the purpose of exercising control or management. However,

for the Funds, this particular restriction is a fundamental policy, whereas, for the GSVIT Funds, this restriction is a non-fundamental policy.

        Borrowings.    Each Fund has a fundamental investment restriction of not borrowing money, except from banks for temporary or short-term purposes, and then only if each maintains asset coverage of at least 300% for such borrowings. For purposes of this investment restriction, transactions in currency, swaps, options, futures contracts, including those relating to indices, forward contracts, options on futures contracts or indices and forward commitment transactions do not constitute borrowing. On the other hand, each GSVIT Fund has a fundamental investment restriction of not borrowing money, except a GSVIT Fund may (1) borrow from banks or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including amount borrowed), (2) to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (3) obtain short-term credits necessary for the clearance of purchases and sales of portfolio securities, and (4) engage in transactions in mortgage dollar rolls which are accounted for as financings. In addition, while each Fund has a fundamental investment restriction of not purchasing securities when borrowings exceed 5% of its total assets, each GSVIT Fund has a non-fundamental policy of not purchasing additional securities if its borrowings (excluding covered mortgage dollar rolls) exceed 5% of its net assets.

        Concentration in Industries.    Both the Funds and the GSVIT Funds have a similar restriction with respect to investing 25% or more of their respective total assets in the securities of one or more issuers conducting their principal business activities in the same industry. However, for purposes of applying this restriction to the GSVIT Funds, (1) state and municipal governments and their agencies, authorities and instrumentalities are not deemed to be industries, (2) telephone companies are considered to be a separate industry from water, gas or electric utilities, (3) personal credit finance companies and business credit finance companies are deemed to be separate industries, and (4) wholly-owned finance companies are considered to be in the same industry of their parents if their activities are primarily related to financing the activities of their parents.

        Maintenance of Status as a "Diversified Company."    All the Funds and GSVIT Funds are "diversified companies" as defined by the 1940 Act. A "diversified company" is one that, with respect to at least 75% of the value of its total assets, is invested in cash, cash items, government securities and other securities. As to other securities, these are limited as to any one issuer to: (1) an amount no greater than 5% of the value of the total assets of the fund and (2) not more than 10% of the outstanding voting securities of the issuer. The Funds also have an additional non-fundamental restriction limiting, as to their entire portfolios, investments in any one issuer to 10% of the issuer's outstanding voting securities.

        Investments in Illiquid Securities.    All the Funds and GSVIT Funds may not acquire any illiquid (not readily marketable) investments if more than 15% of their net assets would be invested in illiquid investments. This restriction is not fundamental.

        Investments in Open-End Investment Companies or Series Thereof.    Notwithstanding any other fundamental investment restriction or policy, a GSVIT Fund may invest some or all of its assets in a single open-end investment company or series thereof with substantially the same investment objective, restrictions and policies as the GSVIT Fund.

        Federal Tax Diversification Restrictions.    All the Funds and GSVIT Funds comply with certain portfolio diversification requirements imposed by Section 817(h) of the Internal Revenue Code of 1986, as amended (the "Code") and regulations thereunder in order to remain eligible as investment medium for variable contracts. This limitation is not fundamental.

        Securities Underwriting.    All the Funds and the GSVIT Funds may not underwrite securities issued by others except to the extent that the sale of portfolio securities may be deemed to be an underwriting.

        Commodities.    All the Funds and the GSVIT Funds may not invest in commodities or commodity contracts, except that the Funds may purchase and sell futures contracts, including those related to securities, currencies and indices, and options on futures contracts, securities, currencies or indices, and purchase and sell currencies or securities on a forward commitment or delayed delivery basis as described in the Funds' prospectus and the GSVIT Funds may invest in currency and financial instruments and contracts that are commodities or commodity contracts.

How the Principal Risks of Investing in the GSVIT Funds Compare With Those of the Funds

        Except for the Protective Small Cap Value Fund, because each Fund's respective investment objective and investment principal strategies are substantially the same as those of its corresponding GSVIT Fund, an investment in the corresponding GSVIT Fund is subject to similar risks as an investment in the Fund. As a result, the Reorganization is not expected to expose shareholders or owners to any additional principal risks. With respect to the Protective Small Cap Value Fund and its corresponding GSVIT Fund, the Goldman Sachs CORESM Small Cap Equity Fund, because the Protective Small Cap Value Fund is managed using a value investment style while the Goldman Sachs CORESM Small Cap Equity Fund is not bound by a similar investment style, the Protective Small Cap Value Fund is subject to greater investment style risk than the Goldman Sachs CORESM Small Cap Equity Fund. As a result, the Fund Transaction for Protective Small Cap Value Fund is expected to reduce somewhat the style risk to shareholders and owners. For additional discussion about the risks of investing in the GSVIT Funds, see "Principal Risk Factors".

Comparative Information about the Organization of the Funds and the GSVIT Funds

        Each Fund is a separate investment portfolio of the Company, which is an open-end management investment company incorporated in the State of Maryland on September 2, 1993. Each GSVIT Fund is a separate investment portfolio of GSVIT, which is an open-end management investment company organized as a Delaware statutory trust on September 16, 1997.

        Summary of the Charters and By-Laws

        The operations of the GSVIT Funds are governed by GSVIT's Agreement and Declaration of Trust (the "Trust Instrument") and Amended and Restated By-Laws (the "GSVIT By-Laws"), and applicable Delaware law. The operations of the Funds are governed by the Company's Articles of Incorporation (the "Company Articles"), the Company's By-Laws (the "Company By-Laws") and Maryland Law. The operations of both the Company and GSVIT are subject to the provisions of the 1940 Act, the rules and regulations of the SEC thereunder and applicable state securities laws.

        Trustees of GSVIT

        Subject to the provisions of the Trust Instrument, the operations of the GSVIT Funds are supervised by GSVIT's trustees (the "Trustees"). The responsibilities, powers and fiduciary duties of the Trustees will be substantially the same as those of the directors of the Company. Under Maryland Law, except as otherwise provided in its charter, a director of the Company may be removed with or without cause only by the affirmative vote of a majority of shares entitled to vote for the election of directors. The provisions of the Trust Instrument would permit GSVIT's board of trustees to remove a Trustee with or without cause at any time by a written instrument signed by at least a majority of the then Trustees specifying the effective date of removal or by the vote of holders of shares of beneficial interest of two-thirds of the outstanding shares of GSVIT at a meeting of the shareholders. The incumbent Trustees of GSVIT would remain as the Trustees of GSVIT upon consummation of the Reorganization.

        Series of Delaware Statutory Trusts and Maryland Corporations

        The Trust Instrument permits the GSVIT Trustees to create one or more series of GSVIT and, with respect to each series, to issue an unlimited number of full or fractional shares of that series or of one or more classes of shares of that series. Each share of a series of a Delaware statutory trust, like each share of a series of a Maryland corporation, represents an equal proportionate interest with each other share in that series, none having priority or preference over another. The directors of the Company have substantially similar rights under the Company Articles, the Company By-Laws and Maryland law, except that they are required to specify a fixed number of shares authorized for issuance. Delaware law also provides that liabilities arising under a series shall only be enforceable against that series and not the entire statutory trust or any other series thereunder if: (1) the trustees maintain separate and distinct records for each series, (2) the trustees hold and account for the assets of each series separately from the other assets of the statutory trust or any series thereof, (3) if the trust instrument so provides, and (4) if the statutory trust's certificate of trust sets forth notice of such limited liability. As the Trustees maintain separate records and assets for each series, and the Trust Instrument provides for such limited liability, and GSVIT's Certificate of Trust gives notice of such limited liability, any liability arising under one series would not affect the other series. Maryland law has no such comparable provision.

        Delaware Trust Shareholder Liability and Maryland Corporation Stockholder Liability

        One area of difference between the two forms of organizations is the potential liability of holders of beneficial interests in a Delaware statutory trust (i.e., shareholders) and stockholders of a Maryland Corporation. Under Delaware law, shareholders generally are not personally liable for the obligations of a Delaware statutory trust, such as GSVIT. A shareholder is entitled to the same limitation of liability extended to stockholders of private, for-profit corporations. Similar statutory or other authority, however, limiting shareholder liability does not exist in most other states. As a result, to the extent that GSVIT or a shareholder thereof is subject to the jurisdiction of courts in those states, the courts may not apply Delaware law, thereby subjecting the shareholder to liability. To guard against this risk, the Trust Instrument: (1) contains an express disclaimer of shareholder liability for acts or obligations of the GSVIT Funds, and (2) provides for indemnification out of a GSVIT Fund's property for any shareholder held personally liable for the obligations of the GSVIT Fund. In addition, notice of disclaimer of shareholder liability will normally be given in each agreement, obligation, or instrument entered into or executed by a GSVIT Fund or GSVIT. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which: (1) a court refuses to apply Delaware law, (2) no contractual limitation of liability is in effect, and (3) the GSVIT or a GSVIT Fund is unable to meet its obligations to indemnify a shareholder. In light of Delaware law, the nature of GSVIT's business and the nature of its assets, GSVIT's board of trustees believes that the risk of personal liability to a shareholder is extremely remote.

        Liability of Directors in Maryland and Trustees in Delaware

        In the event of any litigation against the directors or officers of the Company, Maryland law permits the Company to indemnify a director or officer for certain expenses and to advance money for such expenses only if he or she demonstrates that he or she acted in good faith and reasonably believed that his or her conduct was in the best interest of the Company and with the care that an ordinary prudent person in like position would use under similar circumstances. In addition, the Company Articles provide that the Articles shall not be construed to protect any director or officer against any liability to the Company or its stockholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

        Under Delaware law, a trustee of a statutory trust, while acting in such capacity, is not personally liable to any person other than the statutory trust and shareholders for any act, omission or obligation of the statutory trust or any trustee thereof. In addition, to protect the Trustees against such liability, the Trust Instrument provides that: (1) the Trustees will not be personally liable to any person other than GSVIT or a shareholder for any act, omission or obligation of GSVIT or any Trustee, (2) the Trustees will not be personally liable for contracts or claims against GSVIT or a particular series of GSVIT, (3) the Trustees are not responsible or liable for any act or omission or for neglect or wrongdoing of themselves or any officer, agent, employee, investment adviser or independent contractor of GSVIT, or of any other person; however, nothing in the Trust Instrument protects a Trustee against any liability to GSVIT or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

        Voting Rights of Maryland Corporation Stockholders and Delaware Shareholders

        Neither Maryland corporations nor Delaware statutory trusts are required to hold annual meetings. The Company By-laws, however, require the Company to hold an annual meeting of stockholders in every year in which the 1940 Act requires stockholders to elect directors. Maryland law and the Company Articles and the Company By-laws provide that a special meeting of stockholders may be called: (1) by the chairman of the board of directors of the Company, (2) by any vice chairman of the Company's board, (3) by the President of the Company, (4) by a majority of the board's directors, (5) for matters not substantially the same as a matter voted on at any special meeting of the shareholders held during the preceding twelve months, by the holders of shares representing at least 25% of the shares entitled to vote at such meeting, and (6) for matters substantially the same as a matter voted on at any special meeting of the shareholders held during the preceding twelve months, by the holders of shares representing at least 50% of the shares entitled to vote at such meeting. The Trust Instrument provides that Trustees may call meetings of shareholders from time to time for any purpose as may be required or permitted as provided in the Trust Instrument. The Trust Instrument also provides that special meetings of shareholders shall be called by the Trustees upon the written request of shareholders owning at least a majority of the shares outstanding and entitled to vote, except to the extent that a lesser percentage is prescribed by the 1940 Act.

        The Trust Instrument provides that the shareholders have the power to vote only with respect to: (1) the election of Trustees to the extent and as provided therein, (2) the removal of Trustees as provided therein, (3) any matter required to be approved by the Shareholders under the 1940 Act, (4) the termination of GSVIT to the extent and as provided therein, (5) the amendments of the Trust Instrument, to the extent and as provided therein, (6) matters pertaining to the special treatment of shareholders of any series or class in connection with the termination or reorganization of GSVIT or any series or class by way of merger, consolidation, the sale of all or substantially all of the assets or otherwise, and (7) with respect to such additional matters relating to GSVIT as may be required or authorized by law, the Trust Instrument or the GSVIT By-Laws or any registration of GSVIT with the SEC or any state, or as the Trustees may consider desirable. The Company Articles and Maryland law generally give stockholders substantially similar voting rights. Except when a larger vote is required by law, the Trust Instrument requires one-third of the shareholders of shares entitled to vote to establish a quorum for the transaction of business at a meeting of shareholders. The Company Articles require one-third of the holders of shares present, in person or by proxy, at the meeting to constitute a quorum.

        The Trust Instrument provides that shareholders of each series also have the power to vote on any matter required to be submitted to them by the 1940 Act, Delaware law or otherwise. Under the Trust Instrument, any matter affecting a particular series will not be considered approved unless approved by the required vote of the shareholders of that series, and, to the extent permitted by the 1940 Act, only shareholders of the affected series are entitled to vote on matters concerning that series. Subject to the foregoing, shareholders are not required to vote separately on the selection of independent accountants, the election of trustees or any submission with respect to a contract with a principal underwriter or distributor.

        Right of Inspection

        Maryland law provides that persons who have been stockholders of record for six months or more and who own at least 5% of the shares of the Company may inspect the books of account and stock ledger of the Company. The shareholders of a statutory trust have the same rights to inspect the records, accounts and books of GSVIT as are permitted stockholders of a Delaware business corporation. Currently, each stockholder of a Delaware business corporation is permitted to inspect the records, accounts and books of a business corporation for any legitimate business purposes.

        The foregoing is only a summary of certain of the differences between the Company, the Company Articles, the Company By-laws and Maryland law on the one hand, and GSVIT, the Trust Instrument, the GSVIT By-Laws and Delaware Law on the other. It is not a complete list of differences. Stockholders of the Company and owners should refer to the provisions of the Company Articles, the Company By-laws, Maryland law, the Trust Instrument, the GSVIT By-laws and Delaware Law directly for a more thorough comparison.

Investment Advisers

        Except with respect to Protective International Equity Fund and GSVIT International Equity Fund, the investment portfolios of each Fund and its respective corresponding GSVIT Fund are managed on a day-to-day basis by GSAM® . PIA is the investment manager of the Company and the Funds. PIA has entered into an investment advisory agreement with GSAM® , pursuant to which GSAM® acts as the investment subadviser of the Protective CORESM U.S. Equity Fund, the Protective Capital Growth Fund, the Protective Small Cap Value Fund, and the Protective Growth and Income Fund. PIA has also entered into an investment advisory agreement with GSAMI, an affiliate of GSAM® , pursuant to which GSAMI acts as the investment subadviser of the Protective International Equity Fund. GSAM® and GSAMI are affiliates of Goldman Sachs. As of June 30, 2003, GSAM® and GSAMI, along with other units of the Investment Management Division of Goldman Sachs, had assets under management of approximately $335.8 billion.

        With respect to the GSVIT Funds, (1) GSAM® acts as the investment adviser of the Goldman Sachs CORESM U.S. Equity Fund, the Goldman Sachs Capital Growth Fund, the Goldman Sachs CORESM Small Cap Equity Fund, and the Goldman Sachs Growth and Income Fund, and (2) GSAMI acts as the investment adviser of the Goldman Sachs International Equity Fund.

        The investment manager of each GSVIT Fund is the same organization that currently serves as the subadviser to the corresponding Fund and, except for Goldman Sachs CORESM Small Cap Equity Fund, the same group of individuals that currently performs day-to-day portfolio management of each GSVIT Fund currently does the same for its Fund counterpart. As to the Goldman Sachs CORESM Small Cap Equity Fund, it pursues the same investment objective as the Protective Small Cap Value Fund using a different investment style and is managed on a day-to-day basis by a different team of individuals.

Other Fund Service Providers

        Pursuant to the terms of a custody agreement with the Company, State Street Bank and Trust Company ("State Street") acts as custodian for the Company and also performs certain accounting services for the Company. State Street also acts as a transfer, redemption and dividend disbursing agent for the Company pursuant to the terms of a transfer agency and service agreement.

        State Street also acts as custodian and performs certain accounting services for GSVIT pursuant to the terms of a custody contract, as amended, with GSVIT. Goldman Sachs serves as each GSVIT Fund's distributor and transfer agent pursuant to the terms of a transfer agency agreement, as amended, with GSVIT.

Purchases and Redemptions of Shares

        Shares of the Funds and GSVIT Funds are not sold directly to the public, but are offered to separate accounts of life insurance companies as funding vehicles for certain variable contracts issued through such separate accounts. Currently, the Funds are offered to separate accounts of PLICO and PLAICO, while the GSVIT Funds are offered to separate accounts of a number of life insurance companies that are not affiliated with each other or with PLICO and PLAICO to support variable contracts issued by such insurance companies. Unlike the Company, GSVIT may offer shares of the GSVIT Funds to: (1) separate accounts of various participating insurance companies that are not registered with the SEC as investment companies through which variable annuity contracts and variable life insurance contracts (that are not registered with the SEC as securities) are sold in non-public offerings, (2) similarly unregistered separate accounts of various participating insurance companies through which unregistered variable annuity contracts and variable life insurance contracts are offered exclusively to qualified pension and profit-sharing plans and/or certain government employee benefit plans, and (3) directly to qualified pension and profit-sharing plans.

        The manner in which shares of the Funds and of the GSVIT Funds may be purchased and redeemed is the same. Shares of the Funds and GSVIT Funds may be purchased or redeemed through the variable contracts, which are described in separate prospectuses (or, in the case of unregistered variable contracts, other offering documents) provided by the respective participating insurance companies. Net purchase payments under the variable contracts are placed in one or more subaccounts of the separate accounts and the assets of each subaccount are invested in shares of the fund corresponding to that subaccount. The separate accounts purchase and redeem shares of the funds for their subaccounts at a net asset value without sales or redemption charges.

        For each day on which a fund's net asset value is calculated, the separate accounts transmit to the Company or GSVIT, as the case may be, any orders to purchase or redeem shares of the funds based on the net purchase payments, redemption (surrender) requests, and transfer requests from variable contract owners that have been processed on that day. The separate account purchases and redeems shares of each fund at the fund's net asset value per share calculated as of the day the separate account receives the order, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed are made within seven days after receipt of a proper notice of redemption, except that the right of redemption may be suspended or payments postponed when permitted by applicable laws and regulations.

        The Company reserves the right to refuse to sell shares to PLICO's and PLAICO's separate accounts if such sales represent market timing or disruptive trading practices. GSVIT reserves similar rights pursuant to participation agreements with insurance companies whose separate accounts purchase shares of a GSVIT Fund. These participation agreements generally govern the relationship between GSVIT and the insurance companies, including circumstances under which GSVIT may refuse to sell additional shares and under which either GSVIT or the insurance company may terminate the agreement. As a result, shares may not always be available to all participating insurance companies. It is anticipated that prior to the Reorganization, both PLICO and PLAICO will enter into such a participation agreement with GSVIT to facilitate the offering of the GSVIT Funds to separate accounts of PLICO and PLAICO in place of the Funds.

        The sale of GSVIT Fund shares to separate accounts of insurance companies that are not affiliated with PLICO and PLAICO (or, for that matter, with each other) may present certain conflicts of interests between owners (of PLICO or PLAICO contracts) and owners of variable contracts issued by such companies. Conflicts also may arise between or among the interests of owners of variable annuity contracts and variable life insurance contracts generally, or between any of the foregoing owners and investors in qualified plans that may invest in a GSVIT Fund. The board of trustees of GSVIT will monitor GSVIT for the existence of any material irreconcilable conflicts of interest. GSVIT currently does not foresee any disadvantages to the holders of variable annuity contracts and variable life insurance contacts arising from the fact that interests of the holders of variable annuity contracts and variable life insurance contracts may differ due to differences of tax treatment or other considerations or due to conflicts among the unaffiliated participating insurance companies or owners of their contracts. If, however, a material irreconcilable conflict arises between unaffiliated participating insurance companies or between owners of variable annuity contracts or variable life insurance contracts of unaffiliated participating insurance companies, a participating insurance company may be required to withdraw the assets allocable to some or all of its separate accounts from the GSVIT Fund. Any such withdrawal could disrupt orderly portfolio management to the potential detriment of remaining variable contract owners, such as those of PLICO or PLAICO.

        GSAM® and GSAMI, Goldman Sachs (the distributor for the GSVIT Funds), and/or their affiliates may, from time to time, pay compensation from their own assets (and not as an additional charge to the

GSVIT Funds) to participating insurance companies for administrative services that such companies provide to their variable annuity and variable life insurance contract owners who are invested in the GSVIT Funds. In this regard, PLICO and PLAICO anticipate receiving such compensation from GSAM after the Fund Transactions. PLICO and PLAICO do not currently receive such compensation from GSAM. The amounts of such compensation will generally be the same as that paid by GSAM to other participating insurance companies and generally in line with that paid to PLICO and PLAICO by investment advisers of other mutual funds currently offering shares to separate accounts of PLICO and PLAICO.

        GSAM® and GSAMI, Goldman Sachs, and/or their affiliates also may, from time to time, pay compensation from their own assets (and not as an additional charge to the GSVIT Funds) to various securities dealers (including affiliates of participating insurance companies) that distribute variable annuity contracts and/or variable life insurance contracts of such companies in connection with the sale, distribution and/or servicing of such contracts and, subject to applicable National Association of Securities Dealers, Inc. rules, contribute to various cash and non-cash incentive arrangements to promote the sale of such contracts.

Dividends and Other Distributions

        Dividends from investment company taxable income and distributions from net realized capital gains (if any) are declared and paid by each of the Funds and the GSVIT Funds at least annually. All dividends with respect to the Funds and GSVIT Funds are automatically reinvested in additional shares of the Fund or GSVIT Fund, as the case may be, at the net asset value of such shares on the payment date, except that with respect to the GSVIT Funds, such dividends may not be automatically reinvested if an insurance company's separate account is permitted to hold cash and elects to receive payment in cash.

Federal Income Tax Consequences of the Reorganization

        The Company and GSVIT will receive an opinion of Sutherland Asbill & Brennan LLP to the effect that each Fund Transaction, other than the Transaction between Protective Small Cap Value Fund and Goldman Sachs CORESM Small Cap Equity Fund, will qualify as a tax-free reorganization within the meaning of Section 368(a) of the Code. It is expected that neither the Funds nor their respective shareholders, nor owners invested in the Funds, will recognize any gain or loss as a result of the Fund Transactions (including the Transaction for the Small Cap Funds). See "Information About the Reorganization—Federal Income Tax Issues," below.

PRINCIPAL RISK FACTORS

Risks of Investing in the GSVIT Funds

        An investment in a GSVIT Fund is subject to specific risks arising from the types of securities in which the GSVIT Fund invests and general risks arising from investing in any mutual fund. There is no assurance that a GSVIT Fund will meet its investment objective, and investors could lose money by investing in a GSVIT Fund. As with all mutual funds, an investment in a GSVIT Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

        More information about certain types of portfolio securities and investment techniques, and their associated risks, is provided in Appendix A to the prospectuses of the GSVIT Funds. You should consider the investment risks discussed in this section and the prospectuses of the GSVIT Funds, which are important to your investment choice.

        Each GSVIT Fund will be subject to the risks associated with equity investments. "Equity investments" may include common stocks, preferred stocks, interests in real estate investment trusts, convertible debt obligations, convertible preferred stocks, equity interests in trusts, partnerships, joint ventures, limited liability companies and similar enterprises, warrants, stock purchase rights and synthetic and derivative instruments that have economic characteristics similar to equity securities. In general, the values of equity investments fluctuate in response to the activities of individual companies and in response to general market and economic conditions. Accordingly, the values of the equity investments that the GSVIT Funds hold may decline over short or extended periods. The stock markets tend to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. This volatility means that the value of an investment in a GSVIT Fund may increase or decrease. Recently, certain stock markets have experienced substantial price volatility.

        To the extent it invests in fixed-income securities, a GSVIT Fund will also be subject to the risks associated with fixed-income securities. These risks include interest rate risk, credit risk and call/extension risk. In general, interest rate risk involves the risk that when interest rates decline, the market value of fixed-income securities tends to increase. Conversely, when interest rates increase, the market value of fixed-income securities tends to decline. Credit risk involves the risk that an issuer or guarantor could default on its obligations, and the GSVIT Fund will not recover its investment. Call risk and extension risk are normally present when the borrower has the option to prepay its obligations.

        The principal specific risks associated with investing in each of the GSVIT Funds include:

        Interest Rate Risk.    The risk that when interest rates increase, fixed income securities held by the fund will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.

        Credit/Default Risk.    The risk that an issuer or guarantor of fixed-income securities held by the fund may default on its obligation to pay interest and repay principal.

        Foreign Risk.    The risk that when a fund invests in foreign securities, it will be subject to risks of loss not typically associated with domestic issuers. Loss may result because of less foreign government regulation, less public information and less economic, political and social stability. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions. A fund will also be subject to the risk of negative foreign currency rate fluctuations. Foreign risks will normally be greatest when the fund invests in issuers located in emerging countries.

        Derivatives Risk.    The risk that loss may result from the fund's investments in options, futures, swaps, structured securities and other derivative instruments. These instruments may be leveraged so that small changes may produce disproportionate losses to the fund.

        Management Risk.    The risk that a strategy used by the fund's investment adviser may fail to produce the intended results.

        Liquidity Risk.    The risk that the fund will not be able to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. A fund that invests in non-investment grade fixed-income securities, small and mid-capitalization stocks, REITs or emerging country issuers will be especially subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic market or political events, or adverse investor perceptions whether or not accurate.

        Market Risk.    The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Price changes may be temporary or last for extended periods. The fund's investments may be overweighted from time to time in one or more industry sectors, which will increase the fund's exposure to risk of loss from adverse developments affecting those sectors.

        Investment Style Risk.    Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A fund may outperform or underperform other funds that employ a different investment style. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those that are undervalued in comparison to their peers due to adverse business developments or other factors.

        Stock Risk.    The risk that stock prices have historically risen and fallen in periodic cycles. Recently, U.S. and foreign stock markets have experienced substantial price volatility.

        In addition, the Goldman Sachs Capital Growth, International Equity and Growth and Income Funds are subject to the following risk:

        Emerging Countries Risk.    The securities markets of Asian, Latin and South American, Eastern European, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in certain emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. These risks are not normally associated with investments in more developed countries.

        In addition, the Goldman Sachs CORESM Small Cap Equity Fund is subject to the following risk:

        Mid Cap and Small Cap Risk.    The securities of small capitalization and mid-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.

        In addition, the Goldman Sachs International Equity Fund is subject to the following risk:

        Geographic Risk.    Concentration of the investments of the fund, in issuers located in a particular country or region will subject the fund, to a greater extent than if investments were less concentrated, to risks of adverse securities markets, exchange rates and social, political, regulatory or economic events in that country or region.

INFORMATION ABOUT THE REORGANIZATION

Reasons for the Reorganization

        Protective Life Corporation ("Protective Life"), the parent of PIA, in the course of a review of its business, concluded that it should concentrate on its core insurance business and not continue, through PIA, in the business of managing open-end management investment companies ("funds"). The Company is PIA's only fund client. In the aggregate, the six investment portfolios of the Company (the five Funds and one other portfolio) at June 30, 2003 had assets of approximately $610,000,000. Managing funds in an efficient and profitable manner requires significant assets per portfolio and in the aggregate. It has become increasingly difficult for a relatively small fund operation such as that managed by PIA to compete. As a consequence, PIA has had to reimburse all six investment portfolios for a considerable portion of their expenses in order to maintain their viability as investment options under the variable contracts.

        Protective Life evaluated the capital investment that would be required of it or PIA to reach an asset base sufficient to achieve economies of scale and determined that the best investment of its resources would not be in expanding the fund assets under PIA's management. Rather, Protective Life determined that it should continue to focus its efforts and resources in the various lines of insurance which form its primary business. In addition, Protective Life determined that it was unwilling to continue reimbursing the Funds' expenses and that PIA would cease the current reimbursement of certain expenses of the six investment portfolios, including the Funds, at the end of the year.

        After reaching the decision to withdraw from the fund management business and cease reimbursing certain of the Funds' expenses at the end of the year, PIA informed the directors of the Company who are not interested persons (as defined in the 1940 Act) of the Company ("independent directors") of the decision and proposed to them that one course of action for the Company would be to have the Funds be acquired by similar funds managed by another investment manager. PIA also suggested that funds managed by GSAM®, the current subadviser for each of the Company's portfolios, including the Funds, would be excellent candidates for such acquisitions. From Protective Life's and PIA's perspective there were two reasons for this. First, except for the Goldman Sachs CORESM Small Cap Equity Fund, each of the GSVIT Funds was substantially identical to its corresponding Fund and, therefore, owners invested in the Funds would be able to keep their variable contract values invested in funds that are virtually the same as those they initially selected. As to the Protective Small Cap Value Fund, the Goldman Sachs CORESM Small Cap Equity Fund has the same investment objective although it pursues this objective using different investment strategies and, therefore, owners invested in the Fund would be able to keep their variable contract values invested in a fund in the same asset class, but managed with a different style by the same organization as the one they initially selected. Second, such acquisitions would result in the GSVIT Funds replacing the Funds as investment options in PLICO's and PLAICO's variable contracts. Apart from minimizing the degree of change for existing owners invested in the Funds, having the GSVIT Funds as investment options would be very favorable for future marketing purposes because GSAM® and GSAMI are popular investment managers among both owners and dealers who sell PLICO's and PLAICO's variable contracts.

        At meetings held on August 21, and September 5, 2003, the Company's board of directors, including the independent directors, considered the circumstances facing the Funds in light of Protective Life's decision to have PIA cease reimbursing certain of the Funds' expenses at the end of the year and exit the business of managing mutual fund investment portfolios. The board of directors, including the independent directors (who were assisted by independent legal counsel), considered the proposed Reorganization and the Reorganization Agreement. At their September 5, 2003 meeting, the board of directors determined that each of the Fund Transactions was in the best interests of the Company, the affected Fund, the Fund's shareholders, and owners invested in the Fund. At the same time, the board of directors also determined that the interests of existing shareholders of each Fund and owners invested therein would not be diluted as a result of its Fund Transaction. The board of directors also resolved to call the Meetings and recommend to shareholders and owners that they vote to approve each Fund Transaction. Likewise, the board of trustees of GSVIT also determined that each of the Fund Transactions was in the best interests of the GSVIT, each GSVIT Fund, and the shareholders and variable contract owners invested in each GSVIT Fund. The GSVIT board of trustees also determined that the interests of the existing shareholders invested in each GSVIT Fund and variable contract owners invested therein will not be diluted as a result of its Fund Transaction.

        In evaluating the Reorganization and each Fund Transaction, the Company's board of directors requested and reviewed, with the assistance of independent counsel, materials furnished by PIA and GSAM®. These materials included financial statements as well as other written information regarding GSAM® and its personnel, operations and financial condition. The board of directors also reviewed and discussed the terms and provisions of the investment advisory agreements pursuant to which GSAM® and GSAMI provide investment management services to the GSVIT Funds and compared and contrasted them to the existing management arrangements with PIA and GSAM® as well as with the management arrangements of other similar funds. In particular, the board of directors examined such arrangements with respect to allocation of various types of expenses, levels of expenses and fees and resulting expense ratios and compared these to the anticipated levels and types of expenses and the anticipated expense ratios of the GSVIT Funds in the event that the Fund Transactions occur. In this regard, the board of directors considered that: (1) the GSVIT Funds have lower investment management fees, (2) if the Fund Transactions occur, each GSVIT Fund would be larger than either it or its corresponding Fund and that this could possibly result in further economies of scale that shareholders and owners may benefit from, (3) that PLICO and PLAICO would receive compensation from GSAM in connection with their separate accounts' investments in the GSVIT Funds, (4) PIA will not subsidize the Funds and reimburse their expenses after December 31, 2003, and (5) GSAM® or GSAMI have committed to reimburse each GSVIT Fund in order to limit its expenses to specified levels for approximately eighteen months following each Fund Transaction. Consideration was given to comparative information about other funds with similar investment objectives to each Fund.

        The Company's board of directors also considered a variety of potential alternatives to the Fund Transactions, including combining with different funds and liquidating the Funds. It was noted that because PIA intends to leave the fund management business, new arrangements would have to be made for the Company and the Funds.

        In reaching its determination, the Company's board of directors also gave careful consideration to the following factors, among others: (1) the Reorganization and the Fund Transactions would afford Fund shareholders and owners continuity of management in funds that have substantially identical investment objectives, principal investment strategies and current portfolio composition as the Funds (a fund in the same asset class managed with a different style for Goldman Sachs CORESM Small Cap Equity Fund), (2) shareholders and owners invested in the Funds may benefit from the capabilities and resources of GSAM® and its affiliates in the area of investment management and shareholder servicing, (3) the terms and conditions of the Reorganization, including that (a) there would be no fees or charges imposed on shareholders or owners in effecting the Fund Transactions, (b) each Fund Transaction (other than the Transaction between Protective Small Cap Value Fund and Goldman Sachs CORESM Small Cap Equity Fund) is intended to qualify as a "tax-free" reorganization and result in a tax-free exchange of Fund shares for GSVIT shares, (c) the Fund Transactions would not result in any adverse tax consequences for owners, (d) all expenses of the reorganization, including brokerage commissions and other direct costs of liquidating portfolio investments, would be paid by PIA or GSAM® and not be borne by the Funds or the GSVIT Funds, and (e) that the Fund Transactions should not result in a dilution of Fund shareholder interests, and (4) the historic performance of the Funds and the GSVIT Funds.

The Reorganization Agreement

        The following summary of the Reorganization Agreement is qualified in its entirety by reference to the Reorganization Agreement attached to this Proxy Statement/Prospectus as Appendix A.

        The Fund Transactions

        The Reorganization Agreement provides that with respect to each Fund: (1) substantially all of the Fund's assets will be acquired and substantially all of the liabilities of the Fund will be assumed, by its corresponding GSVIT Fund in exchange for shares of the corresponding GSVIT Fund, (2) the shares of the corresponding GSVIT Fund received will be distributed to the shareholders of the Fund, and (3) the Fund will liquidate. Subject to the satisfaction of the conditions described below, such acquisition is scheduled to occur on the close of business on the Closing Date.

        With respect to each Fund Transaction, each shareholder of the Fund that is a party to a Fund Transaction will receive the number of full and fractional shares of the corresponding GSVIT Fund equal in value to the value of the Fund's shares held as of the close of regularly scheduled trading on the NYSE on the Closing Date. As promptly as practicable after the Closing Date, the Fund will liquidate and distribute pro-rata to its shareholders of record as of the Closing Date the shares of the corresponding GSVIT Fund received by the Fund in the Fund Transaction. The liquidation and distribution of the Fund's shares will be accomplished by the transfer of the corresponding GSVIT Fund's shares then credited to the account of the Fund on the books of the corresponding GSVIT Fund to open accounts on the share records of the corresponding GSVIT Fund in the names of the shareholders of the Fund. The aggregate net asset value of the shares of the corresponding GSVIT Fund to be credited to the shareholders of the Fund will be equal to the aggregate net asset value of the shares of the Fund owned by such shareholders on the Closing Date. All issued and outstanding shares of the Fund will simultaneously be canceled on the books of the Fund.

        After such distribution of GSVIT Fund shares, the Company will take all necessary steps under the law of the State of Maryland, its Articles of Incorporation and By-Laws, and any other applicable law to effect a complete dissolution of each Fund.

        Principal Terms of the Reorganization Agreement

        PIA and GSAM® will bear the expenses of the Fund Transactions as follows. PIA, with respect to the Company and the Funds, and GSAM, with respect to GSVIT and the GSVIT Funds, shall be liable for their respective counsel fees and legal expenses incurred in connection with entering into and carrying out the transactions contemplated by this Agreement, whether or not the transactions contemplated hereby are concluded. All other fees and expenses incurred in connection with entering into and carrying out the transactions contemplated by this Agreement including, without limitation, (1) expenses associated with the preparation and filing of the GSVIT registration statement of which this Proxy Statement/Prospectus is a part, (2) fees and expenses for registration or qualification of the GSVIT Funds shares under the 1933 Act and state securities or blue sky Laws, (3) fees and disbursements of accountants, (4) postage, printing and proxy solicitation costs, and (5) brokerage commissions and other direct expenses of liquidating portfolio investments as necessary for each Fund, shall be shared by PIA and GSAM, with PIA paying two-thirds of such fees and expenses, and GSAM paying the remaining one-third of such fees and expenses. The Company and GSVIT will not bear any fees and expenses in connection with the transactions contemplated by this Agreement.

        From the Closing Date until June 30, 2005, GSAM will, by assuming or reimbursing expenses, or otherwise, limit the expenses of each GSVIT Fund (excluding taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to the following percentages of average daily net assets on an annual basis:

Goldman Sachs CORESM U.S. Equity Fund	0.90%
Goldman Sachs Capital Growth Fund	0.90%
Goldman Sachs CORESM Small Cap Equity Fund	0.90%
Goldman Sachs International Equity Fund	1.20%
Goldman Sachs Growth and Income Fund	0.90%

        The Reorganization Agreement contains a number of representations and warranties made by the Company to GSVIT related to, among other things, its legal status, compliance with laws and regulations and financial position (section 4.1) and similar representations and warranties made by GSVIT to the Company (section 4.2). The Reorganization Agreement contains a number of conditions precedent that must occur before either the Company or GSVIT are obligated to proceed with any of the Fund Transactions (sections 6.1, 6.2 and 6.3). These include, among others, that: (1) the shareholders and owners of each Fund approve the Fund Transaction of their Fund, (2) the Company receives from GSVIT's legal counsel and GSVIT receives from the Company's legal counsel, certain opinions supporting the representations and warranties made by each Party regarding legal status and compliance with laws and regulations, and (3) both the Company and GSVIT receive from the Company's counsel the tax opinions discussed below under "Federal Income Tax Issues."

        In addition, the Reorganization Agreement requires the Company to indemnify and hold harmless GSVIT, each of GSVIT's officers and trustees, and certain affiliates of the foregoing, against any losses, claims, damages or liabilities to which GSVIT, any GSVIT Fund or any such trustee, officer or affiliate may become subject under the Securities Act of 1933, as amended (the "1933 Act"), 1940 Act or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon:

  (1)
  any misrepresentation, breach of warranty or non-fulfillment of any agreement or covenant by the Company under the Reorganization Agreement,

  (2)
  any misrepresentation in or omission from any certificate or other document furnished or to be furnished by the Company or an officer of the Company under the Reorganization Agreement, or

  (3)
  any claim by a shareholder of the Company related to the distribution of the GSVIT shares under the Reorganization Agreement.

        The Reorganization Agreement does not, however, protect any trustee or officer of GSVIT against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

        Likewise, the Reorganization Agreement requires GSVIT to indemnify and hold harmless the Company, each of the Company's officers and directors, and certain affiliates of the foregoing, against any losses, claims, damages or liabilities to which the Company, any Fund or any such director, officer or affiliate may become subject under the 1933 Act, 1940 Act or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon:

  (1)
  any misrepresentation, breach of warranty or non-fulfillment of any agreement or covenant by GSVIT under the Reorganization Agreement, or

  (2)
  any misrepresentation in or omission from any certificate or other document furnished or to be furnished by GSVIT or an officer of GSVIT under the Reorganization Agreement.

        The Reorganization Agreement does not, however, protect any director or officer of the Company against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

        The foregoing indemnities will not survive the Closing Date.

        The Reorganization Agreement may be terminated and the Fund Transactions abandoned at any time prior to the Closing Date by: (1) the mutual consent of the Company and GSVIT, (2) the Company upon any material breach by GSVIT of any of its representations, warranties or covenants contained in the Reorganization Agreement, if GSVIT does not cure such breach within 10 days, (3) GSVIT upon any material breach by the Company of any of its representations, warranties or covenants contained in the Reorganization Agreement, if the Company does not cure such breach within 10 days, (4) either the Company or GSVIT if the Closing does not occur by the Closing Date.

        Approval of each Fund Transaction requires the affirmative vote of two-thirds or more of the outstanding votes eligible to be cast for a Fund. See the section of this Proxy Statement/Prospectus entitled "Voting Information" for more information.

        In the event that a Fund Transaction is not approved by the shareholders of a Fund, or the Fund Transaction is not completed for any other reason, the remaining Fund Transactions will proceed as planned. For a Fund whose Fund Transaction does not occur, PIA may ask the Company's board of directors to consider approving the liquidation of the Fund as promptly as possible. A liquidation of a Fund would require shareholder approval in the same manner as the approval of each Fund Transaction. Therefore, a meeting of the Fund's shareholders would be called to consider a liquidation and shareholders and owners would receive information about such a liquidation, including a proxy statement.

Description of the Securities to be Issued

        Shareholders of each Fund as of the Closing Date will receive full and/or fractional shares of the respective corresponding GSVIT Fund in accordance with the procedures provided for in the Reorganization Agreement, as described above. The GSVIT Fund shares to be issued in connection with each Fund Transaction will be fully paid and non-assessable when issued, and will have no pre-emptive or conversion rights.

Federal Income Tax Issues

        As a condition to the closing of each Fund Transaction, Sutherland Asbill & Brennan LLP, counsel to the Company, will provide to the Company and GSVIT an opinion as to certain tax consequences of the Transaction. The exchange of each Fund's assets for the corresponding GSVIT Fund shares and the assumption of substantially all of the liabilities of the Fund pursuant to each Fund Transaction, other than the Transaction between Protective Small Cap Value Fund and Goldman Sachs CORESM Small Cap Equity Fund, is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Code. Whether the exchange of Protective Small Cap Value Fund's assets for the shares of Goldman Sachs CORESM Small Cap Equity Fund and the assumption of substantially all of the liabilities of Goldman Sachs CORESM Small Cap Equity Fund would be a tax-free reorganization or a taxable transaction is not clear from existing provisions of the Code, Treasury regulations thereunder, court decisions, and current administrative rulings and pronouncements. However, for business reasons described above in "Summary Of The Reorganization—The Fund Transactions," most of the assets of Protective Small Cap Value Fund would be liquidated prior to its Fund Transaction with Goldman Sachs CORESM Small Cap Equity Fund. By liquidating all of the assets of Protective Small Cap Value Fund, its Fund Transaction will not result in adverse tax consequences to either Fund. In addition, regardless of whether this Fund Transaction is tax-free or taxable: (1) shareholders of Protective Small Cap Value Fund, because they are separate accounts of PLICO or PLIACO, will not realize or recognize any gain or loss as a result of the Fund Transaction, and (2) owners invested in the Fund, because they are not considered to own the shares of the Fund for federal income tax purposes, will not realize or recognize any gain or loss as a result of the Fund Transaction.

        For the Fund Transactions other than the one between Protective Small Cap Value Fund and Goldman Sachs CORESM Small Cap Equity Fund, Sutherland Asbill & Brennan LLP's opinion will be to the effect that on the basis of the existing provisions of the Code, Treasury regulations thereunder, current administrative rulings and pronouncements and court decisions, and certain facts, assumptions and representations, for federal income tax purposes:

  (1)
  the transfer of all of a Fund's assets in exchange for the corresponding GSVIT Fund shares and the assumption by such GSVIT Fund of substantially all of the Fund's liabilities will constitute a "reorganization" within the meaning of Section 368(a) of the Code;

  (2)
  no gain or loss will be recognized by a GSVIT Fund upon receipt of the corresponding Fund's assets solely in exchange for GSVIT Fund shares and the assumption by the GSVIT Fund of substantially all of the liabilities of such Fund;

  (3)
  no gain or loss will be recognized by a Fund upon transfer of its assets to the corresponding GSVIT Fund in exchange for shares of such GSVIT Fund and the assumption by such GSVIT Fund of substantially all of the Fund's liabilities or upon the distribution (whether actual or constructive) of such GSVIT Fund shares to the Fund's shareholders in exchange for their Fund shares;

  (4)
  no gain or loss will be recognized by Fund shareholders upon the exchange of their Fund shares for shares of the corresponding GSVIT Fund;

  (5)
  the aggregate tax basis for GSVIT Fund shares received by each Fund shareholder pursuant to each Fund Transaction will be the same as the aggregate tax basis for Fund shares held by such shareholder immediately prior to the Fund Transaction, and the holding period of GSVIT Fund shares received by a Fund shareholder will include the period during which Fund shares surrendered in exchange therefor were held by such shareholder (provided Fund shares were held as capital assets on the date of the Fund Transaction);

  (6)
  the tax basis of a Fund's assets acquired by a GSVIT Fund will be the same as the tax basis of such assets to the Fund immediately prior to the Fund Transaction, and the holding period of Fund assets in the hands of the GSVIT Fund will include the period during which those assets were held by the Fund; and

  (7)
  an owner will not realize or recognize gain or loss on the Fund Transaction of the Fund because an owner is not considered to own the shares of the Fund or GSVIT Fund for federal income tax purposes.

        For the Fund Transaction between Protective Small Cap Value Fund and Goldman Sachs CORESM Small Cap Equity Fund, Sutherland Asbill & Brennan LLP's opinion will be to the effect that on the basis of the existing provisions of the Code, Treasury regulations thereunder, current administrative rulings and pronouncements and court decisions, and certain facts, assumptions and representations, for federal income tax purposes:

  (1)
  the Protective Small Cap Value Fund will not have any federal income tax liability as a result of its Fund Transaction provided either that: (a) the Fund Transaction qualifies as a tax-free reorganization under Section 368(a) of the Code, or (b) the Fund qualifies as a regulated investment company under Section 851 of the Code for the taxable year ending on the Closing Date and makes sufficient distributions to its shareholders for that year in accordance with the timing, notice, and other requirements of the Code relating to regulated investment companies;

  (2)
  an owner will not realize or recognize gain or loss on the Fund Transaction of the Fund because an owner is not considered to own the shares of the Fund or GSVIT Fund for federal income tax purposes.

        Neither the Company nor GSVIT has sought a tax ruling from the Internal Revenue Service ("IRS"). The opinion of counsel is not binding on the IRS nor does it preclude the IRS from adopting a contrary position.

The Ayco Acquisition

        As noted above, at the same time that Goldman Sachs Capital Growth Fund would acquire Protective Capital Growth Fund as contemplated by the Reorganization Agreement, Goldman Sachs Capital Growth Fund anticipates acquiring the Ayco Fund. If shareholders and owners approve the reorganization of Protective Capital Growth Fund into Goldman Sachs Capital Growth Fund, this Fund Transaction will be carried out regardless of whether or not the Ayco Acquisition occurs.

Capitalization

        The following tables show the capitalization of each Fund and its corresponding GSVIT Fund as of June 30, 2003, and the capitalization of such GSVIT Fund on a pro-forma basis as of that date after giving effect to the Fund Transaction. With respect to the Capital Growth Fund Transaction, the table also sets forth the capitalization of the Ayco Fund which would be reorganized into the Goldman Sachs Capital Growth Fund and the pro-forma capitalization of the Goldman Sachs Capital Growth Fund as adjusted to give effect to the Protective Capital Growth Fund Transaction and such Transaction combined with the Ayco Acquisition. The following are examples of the number of shares of a GSVIT Fund that would be exchanged for the shares of its corresponding Fund if the Fund Transaction shown had been consummated on June 30, 2003, and do not reflect the number of such shares or the value of such shares that would actually be received if the Fund Transaction depicted occurs.

Protective CORESM U.S. Equity Fund and Goldman Sachs CORESM U.S. Equity Fund:

	Protective CORESM U.S. Equity Fund	Goldman Sachs CORESM U.S. Equity Fund	Pro Forma Goldman Sachs CORESM U.S. Equity Fund
Net Assets:	$159,135,758	$162,524,459	$321,660,217
Net Asset Value Per Share:	$14.17	$9.42	$9.42
Shares Outstanding:	11,227,578	17,260,475	34,153,868

Protective Capital Growth Fund and Goldman Sachs Capital Growth Fund:

	Protective Capital Growth Fund	Goldman Sachs Capital Growth Fund	Pro Forma Goldman Sachs Capital Growth Fund	Ayco Growth Fund	Pro Forma Goldman Sachs Capital Growth Fund With Ayco Fund
Net Assets:	$123,703,734	$22,727,663	$146,431,397	$12,645,853	$159,077,250
Net Asset Value Per Share:	$14.38	$8.53	$8.53	$7.46	$8.53
Shares Outstanding:	8,605,287	2,665,139	17,167,335	1,695,416	18,649,850

Protective Small Cap Value Fund and Goldman Sachs CORESM Small Cap Equity Fund:

	Protective Small Cap Value Fund	Goldman Sachs CORESM Small Cap Equity Fund	Pro Forma Goldman Sachs CORESM Small Cap Equity Fund
Net Assets:	$91,307,568	$52,523,723	$143,831,291
Net Asset Value Per Share:	$13.54	$10.68	$10.68
Shares Outstanding:	6,745,438	4,916,476	13,465,874

Protective International Equity Fund and Goldman Sachs International Equity Fund:

	Protective International Equity Fund	Goldman Sachs International Equity Fund	Pro Forma Goldman Sachs International Equity Fund
Net Assets:	$75,670,383	$15,006,633	$90,677,016
Net Asset Value Per Share:	$8.00	$8.02	$8.02
Shares Outstanding:	9,461,837	1,871,599	11,306,809

Protective Growth and Income Fund and Goldman Sachs Growth and Income Fund:

	Protective Growth and Income Fund	Goldman Sachs Growth and Income Fund	Pro Forma Goldman Sachs Growth and Income Fund
Net Assets:	$161,014,749	$40,861,805	$201,876,554
Net Asset Value Per Share:	$11.48	$8.81	$8.81
Shares Outstanding:	14,024,727	4,638,454	22,914,816

ADDITIONAL INFORMATION ABOUT THE FUNDS AND THE GSVIT FUNDS

Management's Discussion of Fund Performance

Protective CORESM U.S. Equity Fund and Goldman Sachs CORESM U.S. Equity Fund

    Protective CORESM U.S. Equity Fund

The following provides an overview on the performance of the Protective CORESM U.S. Equity Fund for the one-year period that ended December 31, 2002.

Performance Review—Over the one-year period that ended December 31, 2002, the Fund generated a cumulative total return of -22.60%. Over the same time period, the Fund's benchmark, the Standard & Poor's 500 Index (with dividends reinvested), generated a cumulative total return of -22.10%. Increased volatility in the market led to large negative returns for a number of the Fund's holdings, which, in turn, led to its underperformance versus the benchmark.

As these returns indicate, 2002 was a difficult year for the U.S. equity market. The world economy continued to be plagued by political uncertainty and financial scandals undermined investor confidence. In managing the Fund, we do not take market timing bets but typically construct a portfolio that has industry exposure, size, and style characteristics that are very similar to its benchmark. As a result, the Fund's performance was down significantly in absolute terms along with the Index.

Portfolio Highlights

The CORE themes were successful in 2002. Despite a challenging fourth quarter, Momentum emerged as the biggest positive contributor to excess returns for the period versus the benchmark. Following closely were Profitability and Valuation. Fundamental Research and Earning Quality also added value, albeit more modestly, over the year.

Stock selection was weak in over half of the sectors, particularly in the Consumer Services and Industrials sectors. However, gains from sectors such as Health Care and Financial helped to alleviate the losses.

The following graph shows a comparison of a hypothetical investment of $10,000 in the Protective CORESM U.S. Equity Fund (assumes reinvestment of all dividends and distributions) versus the S&P 500 Index.

TOTAL RETURN1 SUMMARY

	Average Annual Total Returns through December 31, 2002			Cumulative Total Returns through December 31, 2002
	Year Ended	5 year	Since Inception(a)	Year Ended	5 year	Since Inception(a)
Protective CORE U.S. Equity Fund	(22.60)%	(1.39)%	8.48%	(22.60)%	(6.77)%	104.65%
S&P 500 Index (with income reinvested)	(22.10)%	(0.59)%	9.96%	(22.10)%	(2.90)%	130.83%

(a)	From the commencement of investment operations on March 14, 1994.

1  Fund results represent past performance and do not indicate future results. The value of an investment and the return on an investment will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost. Total return is calculated assuming a purchase of shares at net asset value per share on the last day of the prior fiscal period and a sale at the net asset value per share on the last day of the period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of the Fund.

Further, all performance data is historical and includes changes in share price and reinvestment of dividends and capital gains. Performance numbers are net of all Fund operating expenses but do not reflect any fees and charges imposed in connection with a variable annuity or variable life insurance contract. If the performance information included the effect of these charges or had Protective Life Insurance Company or Protective Investment Advisors, Inc. not reimbursed certain Fund expenses, total returns would be lower.

Top 10 Portfolio Holdings as of December 31, 20021

Company	Line of Business	Percentage of Net Assets
Wal-Mart Stores, Inc.	Department Stores	3.7%
Microsoft Corp.	Computer Software	3.4
Citigroup, Inc.	Banks	3.2
Johnson & Johnson Co.	Drugs	3.0
Exxon Mobil Corp.	Energy Reserves	3.0
General Electric Co.	Financial Services	2.3
Bank of America Corp.	Banks	2.3
International Business Machines Corp.	Computer Hardware	2.0
Pfizer, Inc.	Drugs	1.9
Dell Computer Corp.	Computer Hardware	1.8

            1  Opinions expressed in this section represent opinions from the Company's December 31, 2002 Annual Report. Reference to individual securities should not be construed as a commitment that such securities will be retained in the Fund. From time to time, the Fund may change the individual securities it holds, the number or types of securities held and the markets in which it invests. References to individual securities do not constitute a recommendation to the investor to buy, hold or sell such securities. In addition, references to past performance of the Fund do not indicate future returns, which are not guaranteed and will vary. Furthermore, the value of shares of the Fund may fall as well as rise.

   Goldman Sachs CORESM U.S. Equity Fund

The following provides an overview on the performance of the Goldman Sachs CORESM U.S. Equity Fund for the one-year period that ended December 31, 2002.

Market Review

All 13 sectors in the S&P 500 Index (the "Index") posted negative performance, with Telecommunications posting the largest absolute negative returns, followed by the heavily weighted Technology, which also contributed (weight times performance) most negatively to the Index performance over the period.

Performance Review

Over the one-year period that ended December 31, 2002, the GSVIT Fund generated a cumulative total return of -21.89%. Over the same time period, the GSVIT Fund's benchmark, the Standard & Poor's 500 Index (with dividends reinvested) generated a cumulative total return of -22.10%.

The goal of the GSVIT Fund is to very closely match the benchmark, both at the sector and the security level, reproducing the risk characteristics and sector exposures of the Index. We seek to outperform the benchmark by maintaining a similar risk profile but overweighting stocks we expect to outperform the benchmark, and underweighting those that we think may lag. The result is that the GSVIT Fund's absolute returns will generally track the Index's fairly closely.

2002 was a difficult one for the U.S. equity market. The world economy continued to be plagued by political uncertainty, and financial scandals undermined investor confidence. Since in managing the GSVIT Fund we do not take market timing bets but typically construct a portfolio that has industry exposure, size, and style characteristics that are very similar to its benchmark, the GSVIT Fund was down significantly in absolute terms along with the Index.

Similar to the Index, all 13 sectors posted negative absolute returns in the GSVIT Fund, particularly the Telecommunications sector, followed by the Commercial Services sector. The heavily weighted Technology sector, however, contributed (weight times performance) the most to the GSVIT Fund's negative absolute return over the year.

The outperformance of the GSVIT Fund relative to the Index was largely due to the CORE stock selection criteria. Profitability and Momentum added the most to outperformance versus the benchmark, followed by Valuation. Earnings Quality and Fundamental Research also contributed positively to excess returns over the Index, albeit more modestly, for the period.

In terms of sectors, the GSVIT Fund's holdings in 6 of the 13 sectors had better results than their peers in the Index. Outperformance, particularly in heavily weighted sectors such as Financial, Technology and Health Care, outweighed the losses in other areas over the period and helped the GSVIT Fund to slightly outperform its benchmark. On the downside, the GSVIT Fund's holdings in the Telecommunications sector detracted the most from relative returns for the year.

Investment Objective and Strategies

The GSVIT Fund seeks long-term capital growth and dividend income through a broadly diversified portfolio of large-cap and blue chip equity securities representing all major sectors of the U.S. economy.

The portfolio employs a disciplined approach that combines fundamental investment research provided by Goldman, Sachs & Co.'s Global Investment Research Department and consensus opinions with quantitative analysis generated by the Asset Management Division's proprietary model. This quantitative system evaluates each stock using many different criteria, including valuation measures, price momentum, earnings quality and profitability measures. While maintaining a profile close to that of the benchmark, those stocks ranked highly by the CORE multifactor model are selected to have overweight positions in the portfolio.

Portfolio Composition

Top 10 Portfolio Holdings as of December 31, 2002*

Company	Business	% of Total Net Assets
Microsoft Corp.	Computer Software	4.3%
Wal-Mart Stores, Inc	Department Stores	3.6
Citigroup, Inc.	Banks	3.0
Johnson & Johnson	Drugs	2.6
Exxon Mobil Corp.	Energy Resources	2.6
Bank of America Corp.	Banks	2.3
General Electric Co.	Financial Services	2.2
The Procter & Gamble Co.	Home Products	2.2
Pfizer, Inc.	Drugs	2.1
International Business Machines Corp.	Computer Software	1.9

            *  Opinions expressed in this section represent opinions from GSVIT's December 31, 2002 Annual Report. Reference to individual securities should not be construed as a commitment that such securities will be retained in the GSVIT Fund. From time to time, the GSVIT Fund may change the individual securities it holds, the number or types of securities held and the markets in which it invests. References to individual securities do not constitute a recommendation to the investor to buy, hold or sell such securities. In addition, references to past performance of the GSVIT Fund do not indicate future returns, which are not guaranteed and will vary. Furthermore, the value of shares of the GSVIT Fund may fall as well as rise.

The following graph shows the value as of December 31, 2002, of a $10,000 investment made on February 13, 1998 (commencement of operations). For comparative purposes, the performance of the Goldman Sachs CORESM U.S. Equity Fund's benchmark (the Standard and Poor's 500 Index ("S&P 500 Index")) is shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than their original cost. Performance reflects fund level expenses but does not reflect fees and expenses associated with any variable annuity contract or any variable life insurance policy that uses the Fund as an investment option for any contract or policy. Had performance reflected all of those fees and expenses, performance would have been reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Goldman Sachs CORESM U.S. Equity Fund's Lifetime Performance

Growth of a $10,000 Investment, Distributions Reinvested from February 13, 1998 to December 31, 2002.

	Since Inception	One Year
Average Annual Total Return Through December 31, 2002
Goldman Sachs CORESM U.S. Equity Fund (commenced February 13, 1998)	-2.44%	-21.89%

Protective Capital Growth Fund and Goldman Sachs Capital Growth Fund

    Protective Capital Growth Fund

The following provides an overview on the performance of the Protective Capital Growth Fund for the one-year period that ended December 31, 2002.

Performance Review—Over the one-year period that ended December 31, 2002, the Fund generated a cumulative total return of -24.47%. Over the same time period, the Fund's benchmark, the Standard & Poor's 500 Index (with dividends reinvested), generated a cumulative total return of -22.10%.

As these returns indicate, it was a very difficult period in the equity market and for the Fund. In particular, the underperformance of AOL Time Warner, Inc., Crown Castle International Corp., and Sprint PCS Group detracted from the Fund's performance. In the case of Sprint PCS Group, increasing competition in the wireless space has been detrimental to its growth prospects. Although we believe that industry consolidation could alleviate some of these pressures, developments in this particular area have been slow to materialize. Absent such reprieve, industry fundamentals deteriorated over the year and we subsequently eliminated the holding from the Fund's portfolio.

A number of the Fund's pharmaceutical holdings also fell during the period, including Wyeth, Bristol-Myers Squibb Company ("Bristol-Myers"), and Schering-Plough Corp. Bristol-Myers, for example, experienced a sharp decline as a number of company-specific issues weighed on the stock price. Towards the middle of 2002, it was reported that the SEC had made an inquiry into Bristol-Myers' revenue recognition policy for 2001. Although the company has yet to be charged with any impropriety, there were concerns that Bristol-Myers would be the next company to be formally investigated by a regulatory agency. Despite these recent difficulties, we continue to believe in pharmaceutical companies, since aging population demographics in the United States and abroad should support strong growth over the foreseeable future.

While the Technology sector fell sharply again in 2002, the Fund's performance versus the benchmark enhanced relative results. Examples of holdings that met our criteria for a high-quality growth investment were Microsoft Corporation, Dell Computer Corp., and Intuit, Inc. Within the Consumer Staples sector, we added value to the Fund through the strong performance of The Procter & Gamble Company, Energizer Holdings, Inc., and Avon Products, Inc. Despite the overall rotation out of equities, investors found companies in this area to be attractive as they were partially insulated from much of the accounting scandals and industry-specific weaknesses that weighed on other sectors.

Portfolio Highlights

While the Fund produced a negative return in 2002, there were several pockets of opportunity we identified for the Fund's portfolio.

•
Dell Computer Corporation ("Dell")—For the past several years, Dell has evolved from a newcomer in the PC industry into one of the leading information technology ("IT") hardware vendors in the world. Not only did Dell's stock price hold up in the face of a plummeting market, but it was able to gain some ground against its peers as well. It is typical for dominant franchise companies to emerge from an economic downturn with improved competitive positions as they take market share from weaker rivals.

•
Energizer Holdings, Inc. ("Energizer")—Throughout the period, Energizer grew margins as a result of its cost conscious strategy. This led to quarterly earnings that exceeded analysts' expectations. In recent years, the company has attempted to allocate its capital in a more efficient manner. In an attempt to streamline its business during the downturn, Energizer concentrated its efforts on initiatives that would immediately add incremental value to the company.

•
Wm. Wrigley Jr. Company ("Wrigley")—In times of economic weakness, investors typically flock to these "defensive" names, as the demand for their products is less sensitive to fluctuations in the economy. For the majority of 2002, Wrigley enjoyed strong stock price performance. The company was rewarded for growing its business by expanding into emerging markets and developing new products. Going forward, we believe that Wrigley's greatest growth opportunities could be found abroad, where it has introduced its products in Western Europe, China, and India.

The following graph shows a comparison of a hypothetical investment of $10,000 in the Protective Capital Growth Fund (assumes reinvestment of all dividends and distributions) versus the S&P 500 Index.

TOTAL RETURN1 SUMMARY

	Average Annual Total Returns through December 31, 2002			Cumulative Total Returns through December 31, 2002
	Year Ended	5 year	Since Inception(a)	Year Ended	5 year	Since Inception(a)
Protective Capital Growth Fund	(24.47)%	0.63%	8.19%	(24.47)%	3.21%	81.28%
S&P 500 Index (with income reinvested)	(22.10)%	(0.59)%	8.51%	(22.10)%	(2.90)%	85.34%

(a)	From the commencement of investment operations on June 13, 1995.

1  Fund results represent past performance and do not indicate future results. The value of an investment and the return on an investment will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost. Total return is calculated assuming a purchase of shares at net asset value per share on the last day of the prior fiscal period and a sale at the net asset value per share on the last day of the period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of the Fund.

Further, all performance data is historical and includes changes in share price and reinvestment of dividends and capital gains. Performance numbers are net of all Fund operating expenses but do not reflect any fees and charges imposed in connection with a variable annuity or variable life insurance contract. If the performance information included the effect of these charges or had Protective Life Insurance Company or Protective Investment Advisors, Inc. not reimbursed certain Fund expenses, total returns would be lower.

Top 10 Portfolio Holdings as of December 31, 20021

Company	Line of Business	Percentage of Net Assets
Microsoft Corp.	Computer Software	5.4%
Wal-Mart Stores, Inc.	Department Stores	3.9
Exxon Mobil Corp.	Energy Resources	3.7
Pfizer, Inc.	Drugs	3.6
Viacom, Inc., Class B	Entertainment	2.9
General Electric Co.	Industrial Parts	2.7
PepsiCo, Inc.	Food & Beverage	2.7
Freddie Mac	Financial Services	2.6
Johnson & Johnson Co.	Drugs	2.6
Fannie Mae	Financial Services	2.5

            1  Opinions expressed in this section represent opinions from the Company's December 31, 2002 Annual Report. Reference to individual securities should not be construed as a commitment that such securities will be retained in the Fund. From time to time, the Fund may change the individual securities it holds, the number or types of securities held and the markets in which it invests. References to individual securities do not constitute a recommendation to the investor to buy, hold or sell such securities. In addition, references to past performance of the Fund do not indicate future returns, which are not guaranteed and will vary. Furthermore, the value of shares of the Fund may fall as well as rise.

   Goldman Sachs Capital Growth Fund

The following provides an overview on the performance of the Goldman Sachs Capital Growth Fund for the one-year period that ended December 31, 2002.

Market Review

The U.S. equity markets fell for the third consecutive year in 2002, a streak that last occurred in the 1939-1941 period. The weakness, which prevailed across every major market sector, was first driven by the corporate accounting scandals and the resulting distrust of business leaders. The downturn was exacerbated by the sluggish economic recovery, despite consensus gross domestic product ("GDP") growth of 2.4% for 2002. Investors initially anticipated that the historically low interest rate environment would spur corporate investment, thus stimulating overall growth. Unfortunately, many companies simply did not need to make additional purchases, as global demand did not warrant ramping up production or hiring additional workers. As a result, the rebound has been gradual, and has not been without some disappointments, including the threat of deflation and rising unemployment. The tensions in several regions in the world also contributed to the weak environment this year.

Performance Review

Over the one-year period that ended December 31, 2002, the GSVIT Fund generated a cumulative total return of -24.33%. Over the same time period, the GSVIT Fund's benchmark, the Standard & Poor's 500 Index (with dividends reinvested), generated a cumulative total return of -22.10%.

As these returns indicate, it was a very difficult period in the equity market and for the GSVIT Fund. In particular, the underperformance of AOL Time Warner Inc., Crown Castle International Corp., and Sprint PCS Group ("Sprint") detracted from results. In the case of Sprint, increasing competition in the wireless space has been detrimental to its growth prospects. Although we believe that industry consolidation could alleviate some of these pressures, developments in this particular area have been slow to materialize. Absent such reprieve, industry fundamentals deteriorated over the year and we subsequently eliminated the holding from the portfolio.

A number of the GSVIT Fund's pharmaceutical holdings also fell during the period, including Wyeth, Bristol-Myers Squibb Co. ("Bristol-Myers"), and Schering-Plough Corp. Bristol-Myers, for example, experienced a sharp decline as a number of company-specific issues weighed on the stock price. Towards the middle of the year, it was reported that the SEC had made an inquiry into Bristol-Myers' revenue recognition policy for 2001. Although the company has yet to be charged with any impropriety, there were concerns that Bristol-Myers would be the next company to be formally investigated by a regulatory agency. Despite the recent difficulties, we continue to believe in pharmaceutical companies since aging population demographics in the U.S. and abroad should support strong growth over the foreseeable future.

While the Technology sector fell sharply again in 2002, the GSVIT Fund's performance versus the benchmark enhanced relative results. Examples of holdings that met our criteria for a high quality growth investment were Microsoft Corp., Dell Computer Corp., and Intuit Inc. Within the Consumer Staples sector, we added value through the strong performance of The Procter & Gamble Co., Energizer Holdings, Inc., and Avon Products, Inc. Despite the overall rotation out of equities, investors found companies in this area to be attractive as they were partially insulated from much of the accounting scandals and industry-specific weakness that weighed on other sectors.

Investment Objective

The GSVIT Fund seeks long-term capital growth, primarily through investments in a diversified portfolio of companies that the investment adviser believes to have long-term capital appreciation potential.

Portfolio Composition

Top 10 Portfolio Holdings as of December 31, 2002*

Company	Business	% of Total Net Assets
Microsoft Corp.	Computer Software	5.4%
Wal-Mart Stores, Inc.	Specialty Retail	3.9
Pfizer, Inc.	Drugs	3.6
Exxon Mobil Corp.	Energy Resources	3.4
Viacom, Inc.	Media	2.9
General Electric Co.	Industrial Parts	2.8
PepsiCo, Inc.	Food & Beverage	2.7
Freddie Mac	Financial Services	2.6
Johnson & Johnson	Drugs	2.6
Fannie Mae	Financial Services	2.5

            *  Opinions expressed in this section represent opinions from GSVIT's December 31, 2002 Annual Report. Reference to individual securities should not be construed as a commitment that such securities will be retained in the GSVIT Fund. From time to time, the GSVIT Fund may change the individual securities it holds, the number or types of securities held and the markets in which it invests. References to individual securities do not constitute a recommendation to the investor to buy, hold or sell such securities. In addition, references to past performance of the GSVIT Fund do not indicate future returns, which are not guaranteed and will vary. Furthermore, the value of shares of the GSVIT Fund may fall as well as rise.

The following graph shows the value as of December 31, 2002, of a $10,000 investment made on April 30, 1998 (commencement of operations). For comparative purposes, the performance of the Goldman Sachs Capital Growth Fund's benchmark (the Standard and Poor's 500 Index ("S&P 500 Index")) is shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than their original cost. Performance reflects fund level expenses but does not reflect fees and expenses associated with any variable annuity contract or any variable life insurance policy that uses the Fund as an investment option for any contract or policy. Had performance reflected all of those fees and expenses, performance would have been reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Goldman Sachs Capital Growth Fund's Lifetime Performance

Growth of a $10,000 investment, Distributions Reinvested from April 30, 1998 to December 31, 2002.

	Since Inception	One Year
Average Annual Total Return Through December 31, 2002
Goldman Sachs Capital Growth Fund (commenced April 30, 1998)	-3.20%	-24.33%

Protective Small Cap Value Fund and Goldman Sachs CORESM Small Cap Equity Fund

    Protective Small Cap Value Fund

The following provides an overview on the performance of the Protective Small Cap Value Fund for the one-year period that ended December 31, 2002.

Performance Review—Over the one-year period that ended December 31, 2002, the Fund generated a cumulative total return of -6.59%. Over the same time period the Fund's benchmark, the Russell 2000 Value Index (with dividends reinvested) generated a cumulative total return of -11.43%.

While the Fund could not escape the weakness in the overall equity markets, it did significantly outperform its benchmark on a relative basis. Strong stock selection was the main driver of this relative outperformance, as its quality bias and emphasis on price and future prospects, not merely price, has been well founded during the challenging investing environment in 2002.

During the year, there was continued volatility in the equity markets. It has been evident that the market underwent considerable changes—from large corporate bankruptcies to corporate governance issues and sell-side analyst scrutiny. On the economic front, mixed signals prevailed as stocks finished their third year in a row in negative territory. Despite lower consumer confidence and an uncertain outlook for job security, lower borrowing costs seemed to keep consumer spending from falling off. Confidence in the health of the world economy has been stifled by concerns about the threats of a U.S.-led war on Iraq and additional terrorist attacks.

In market declines, such as in 2002, investors often sell for emotional reasons, which usually results in valuations compressing within industries as investors engage in the market equivalent of "throwing out the baby with the bath water." As prepared investors, it is during these times that we seek to upgrade our portfolios as higher quality companies become available at very attractive prices. During the period, the Fund's management team avoided some of the market's major "torpedoes," which we attribute to strong research governance. We adhere to a principle of not compromising on our fundamental research process, which can help us to put only quality names into our portfolios. In summary, we continue to emphasize balance sheet quality, cash flow stability, and companies with superior management teams.

Portfolio Highlights

While the Fund produced a negative return in 2002, there were several pockets of opportunity we identified for the portfolio.

•
Getty Images, Inc.—Getty Images, Inc., a worldwide e-commerce provider of visual content and related products and services, was the top contributor to the Fund's performance in 2002. The company distributes products digitally via the Internet and on CD-ROMs. The firm has a strong business model and huge cash flow generating capabilities.
•
NetScreen Technologies, Inc. ("NetScreen")—NetScreen was a strong contributor to the Fund's performance in 2002. NetScreen develops, markets, and sells a broad family of network security systems and appliances that deliver high performance, cost-effective security for enterprises and service providers. The company has continued to gain market share from its competitors. NetScreen has a strong management team and expanding profit margins.

•
ShopKo Stores, Inc. ("ShopKo")—ShopKo, a customer lifestyle-driven specialty discount retailer, was another strong contributor to performance during the period. The company has shown an increase in comparable same-store sales. In addition, it has benefited from its continuing improvements in per-store profitability as well as balance sheet quality. ShopKo has a relatively new management team that is very focused on return of shareholder value.

The following graph shows a comparison of a hypothetical investment of $10,000 in the Protective Small Cap Value Fund (assumes reinvestment of all dividends and distributions) versus the Russell 2000 Value Index.

TOTAL RETURN1 SUMMARY

	Average Annual Total Returns through December 31, 2002			Cumulative Total Returns through December 31, 2002
	Year Ended	5 year	Since Inception(a)	Year Ended	5 year	Since Inception(a)
Protective Small Cap Value Fund	(6.59)%	4.98%	7.85%	(6.59)%	27.51%	94.51%
Russell 2000 Value Index (with income reinvested)	(11.43)%	2.71%	9.35%	(11.43)%	14.31%	119.73%

(a)	From the commencement of investment operations on March 14, 1994.

1  Fund results represent past performance and do not indicate future results. The value of an investment and the return on an investment will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost. Total return is calculated assuming a purchase of shares at net asset value per share on the last day of the prior fiscal period and a sale at the net asset value per share on the last day of the period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of the Fund.

Further, all performance data is historical and includes changes in share price and reinvestment of dividends and capital gains. Performance numbers are net of all Fund operating expenses but do not reflect any fees and charges imposed in connection with a variable annuity or variable life insurance contract. If the performance information included the effect of these charges or had Protective Life Insurance Company or Protective Investment Advisors, Inc. not reimbursed certain Fund expenses, total returns would be lower.

Top 10 Portfolio Holdings as of December 31, 20021

Company	Line of Business	Percentage of Net Assets
Caraustar Industries, Inc.	Forest	1.5%
Commercial Metals Co.	Mining	1.4
Maverick Tube Corp.	Mining	1.3
Entegris, Inc.	Semiconductors	1.3
Evergreen Resources, Inc.	Energy Resources	1.3
Hutchinson Technology, Inc.	Computer Hardware	1.2
American Capital Strategies Ltd.	Financial Services	1.2
Covance, Inc.	Medical Providers	1.2
Heartland Express, Inc.	Freight	1.2
AnnTaylor Stores Corp.	Clothing	1.1

            1  Opinions expressed in this section represent opinions from the Company's December 31, 2002 Annual Report. Reference to individual securities should not be construed as a commitment that such securities will be retained in the Fund. From time to time, the Fund may change the individual securities it holds, the number or types of securities held and the markets in which it invests. References to individual securities do not constitute a recommendation to the investor to buy, hold or sell such securities. In addition, references to past performance of the Fund do not indicate future returns, which are not guaranteed and will vary. Furthermore, the value of shares of the Fund may fall as well as rise.

      Goldman Sachs CORESM Small Cap Equity Fund

The following provides an overview on the performance of the Goldman Sachs CORESM Small Cap Equity Fund for the one-year period that ended December 31, 2002.

Market Review

Within the Russell 2000 Index (the "Index"), only one sector—Financials—generated positive absolute returns for the year. Telecommunications emerged as the worst absolute performer, down 62%, followed by the heavily weighted Technology, which contributed (weight times performance) the most to the Index decline.

Performance Review

Over the one-year period that ended December 31, 2002, the GSVIT Fund generated a cumulative total return of -14.97%. Over the same time period, the GSVIT Fund's benchmark, the Russell 2000 Index (with dividends reinvested), generated a cumulative total return of -20.48%.

The goal of the GSVIT Fund is to very closely match the benchmark, both at the sector and the security level, reproducing the risk characteristics and sector exposures of the Index. We seek to outperform the benchmark by maintaining a similar risk profile but overweighting stocks we expect to outperform the benchmark, and underweighting those that we think may lag. The result is that the GSVIT Fund's absolute returns will generally track the Index's fairly closely.

2002 was a difficult one for the U.S. equity market. The world economy continued to be plagued by political uncertainty, and financial scandals undermined investor confidence. Since in managing the GSVIT Fund we do not take market timing bets but typically construct a portfolio that has industry exposure, size, and style characteristics that are very similar to its benchmark, the GSVIT Fund was down significantly in absolute terms along with the Index.

Similar to the Index, absolute sector performance in the GSVIT Fund was weak, with only 1 (Financial) of 13 sectors posting a positive return. Telecommunications was the worst absolute performer, followed by Technology, which was also the biggest negative contributor (weight times performance) to the GSVIT Fund's negative absolute return for the year.

The outperformance of the GSVIT Fund relative to the Index was largely due to the CORE stock selection criteria Profitability contributed the most to outperformance versus the benchmark. Following at some distance was Momentum, which struggled in the fourth quarter 2002. Valuation and Earnings

Quality also contributed positively to excess returns over the Index, while returns to Fundamental Research were flatter for the year.

In terms of sectors, the GSVIT Fund's holdings in 8 of the 13 sectors had better performance than their peers in the Index. While the GSVIT Fund's holdings in the weighted Technology and Healthcare sectors declined in value, they outperformed those areas in the benchmark on a relative basis. Conversely, the GSVIT Fund's holdings in the Energy and Consumer Non-Cyclicals sectors detracted the most from relative performance.

Investment Objective

The GSVIT Fund seeks long-term capital growth, primarily through a broadly diversified portfolio of equity securities of U.S. issuers with risk characteristics similar to those of the Russell 2000 Index.

The portfolio employs a disciplined approach that combines fundamental investment research provided by Goldman, Sachs & Co.'s Global Investment Research Department and consensus opinions with quantitative analysis generated by the Asset Management Division's proprietary model. This quantitative system evaluates each stock using many different criteria, including valuation measures, price momentum, earnings quality and profitability measures. While maintaining a profile close to that of the benchmark, those stocks ranked highly by the CORE multifactor model are selected to have overweight positions in the portfolio.

Portfolio Composition

Top 10 Portfolio Holdings as of December 31, 2002*

Company	Business	% of Total Net Assets
ONEOK, Inc.	Gas Utilities	1.1%
Techne Corp.	Biotechnology	0.8
Benchmark Electronics, Inc	Electrical Equipment	0.8
Pioneer-Standard Electronics, Inc.	Electrical Equipment	0.7
The Toro Co.	Consumer Durables	0.7
Western Digital Corp.	Computer Hardware	0.7
IDEXX Laboratories, Inc.	Drugs	0.7
Anixter International, Inc.	Electrical Equipment	0.6
IDT Corp.	Telephone	0.6
Carlisle Companies, Inc.	Chemicals	0.6

            *  Opinions expressed in this section represent opinions from GSVIT's December 31, 2002 Annual Report. Reference to individual securities should not be construed as a commitment that such securities will be retained in the GSVIT Fund. From time to time, the GSVIT Fund may change the individual securities it holds, the number or types of securities held and the markets in which it invests. References to individual securities do not constitute a recommendation to the investor to buy, hold or sell such securities. In addition, references to past performance of the GSVIT Fund do not indicate future returns, which are not guaranteed and will vary. Furthermore, the value of shares of the GSVIT Fund may fall as well as rise.

The following graph shows the value as of December 31, 2002, of a $10,000 investment made February 13, 1998 (commencement of operations). For comparative purposes, the performance of the Goldman Sachs CORESM Small Cap Equity Fund's benchmark (the Russell 2000 Index) is shown. All performance data shown represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than their original cost. Performance reflects fund level expenses but does not reflect fees and expenses associated with any variable annuity contract or any variable life insurance policy that uses the Fund as an investment option for any contract or policy. Had performance reflected all of those fees and expenses, performance would have been reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Goldman Sachs CORESM Small Cap Equity Fund's Lifetime Performance

Growth of a $10,000 investment, Distributions Reinvested from February 13, 1998 to December 31, 2002.

	Since Inception	One Year
Average Annual Total Return Through December 31, 2002
Goldman Sachs CORESM Small Cap Equity Fund (commenced February 13, 1998)	-0.74%	-14.97%

Protective International Equity Fund and Goldman Sachs International Equity Fund

    Protective International Equity Fund

The following provides an overview on the performance of the Protective International Equity Fund for the one-year period that ended December 31, 2002.

Performance Review—Over the one-year period that ended December 31, 2002, the Fund generated a cumulative total return of -18.39%. Over the same time period, the Fund's benchmark, the MSCI EAFE Index (unhedged with dividends reinvested) generated a cumulative total return of -15.66%.

As these returns indicate, it has been a challenging period in the financial markets. In this environment, defensive sectors continued to outperform at the expense of more economically sensitive cyclical sectors. The Fund's overall returns and underperformance versus its benchmark were due largely to an overweight position in Information Technology (IT) and Health Care. Investor risk aversion to high-beta sectors hurt overall IT performance while Health Care sector underperformance was driven by drug patent litigation issues and a lower number of FDA approvals. However, we maintained the Fund's overweight position in the Consumer Discretionary sector, which enhanced results due to the resilience of specific media stocks, including VNU N.V. and British Sky Broadcasting.

Market Overview

Disappointing earnings and uncertainty drove the poor equity returns of 2002, with the global economic recovery being the predominant macro level theme. In the first three quarters of 2002, we noted

investors' increasing reluctance to distinguish quality businesses from the rest of the market. Fear, doubt, and uncertainty—the results of corporate scandals, earnings disappointments, and geopolitical risk—exerted broad downward pressure on markets. Stocks fell, regardless of fundamental strength, underpinning individual businesses. In the fourth quarter of the year, three key drivers lent stability to the global equity markets—expectation for the global economy, hope for core earnings, and the market's return to a rational valuation level. Some positive economic news provided a basis for cautious investor optimism and countered concerns of a double-dip recession. The appearance of increased spending in the government sector and a rebuilding of inventories allayed fears surrounding economic growth prospects.

Portfolio Highlights

While the Fund produced a negative return in 2002, there were several pockets of opportunity we identified for the Fund's portfolio.

•
Vodafone—Europe's largest mobile-phone operator, was the highlight of the Telecom sector during the fourth quarter and significantly contributed to Fund performance in 2002. Vodafone posted strong first half numbers with improved profitability almost across the board, mostly as a result of operational improvements. The company also benefited from the launch of its "Vodafone Live!" product, which provides an easy-to-use graphical user interface to use the mobile internet. We continue to believe that Vodafone is the best-positioned company in the wireless operator sector, given its solid balance sheet and franchise.

•
VNU—VNU is the world's largest market research company with its ACNeilsen and Neilsen Market Research brands. Competitor analysis over the year has indicated that VNU is capturing market share in their core ACNeilsen market research business. The company confirmed in December 2002 that they would exceed earnings expectations with the marketing services businesses performing well. This was offset to some extent by business magazines and yellow pages, which are mildly suffering given the advertising slowdown.

•
Ricoh—Ricoh, the copier-manufacturer and distributor, made a downward revision of its interim earnings estimate in the late summer 2002 due to recalls in its gas measurement equipment subsidiary. Despite this, the company's earnings trend was in line with the consensus outlook, with pre-tax profit growing roughly 15% year-over-fiscal-year. Because of the company's strong fundamentals and attractive valuation, the Fund has maintained an overweight position.

The following graph shows a comparison of a hypothetical investment of $10,000 in the Protective International Equity Fund (assumes reinvestment of all dividends and distributions) versus the MSCI EAFE Index (Unhedged).

TOTAL RETURN1 SUMMARY

	Average Annual Total Returns through December 31, 2002			Cumulative Total Returns through December 31, 2002
	Year Ended	5 year	Since Inception(a)	Year Ended	5 year	Since Inception(a)
Protective International Equity Fund	(18.39)%	(2.69)%	2.50%	(18.39)%	(12.74)%	24.32%
MSCI EAFE Index (Unhedged)	(15.66)%	(2.61)%	0.84%	(15.66)%	(12.41)%	7.63%

(a)	From the commencement of investment operations on March 14, 1994.

1  Fund results represent past performance and do not indicate future results. The value of an investment and the return on an investment will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost. Total return is calculated assuming a purchase of shares at net asset value per share on the last day of the prior fiscal period and a sale at the net asset value per share on the last day of the period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of the Fund.

Further, all performance data is historical and includes changes in share price and reinvestment of dividends and capital gains. Performance numbers are net of all Fund operating expenses but do not reflect any fees and charges imposed in connection with a variable annuity or variable life insurance contract. If the performance information included the effect of these charges or had Protective Life Insurance Company or Protective Investment Advisors, Inc. not reimbursed certain Fund expenses, total returns would be lower.

Top 10 Portfolio Holdings as of December 31, 20021

Company	Country	Line of Business	Percentage of Net Assets
Royal Bank of Scotland Group PLC	United Kingdom	Banks	4.0%
Vodafone Group PLC	United Kingdom	Telecommunications	4.0
GlaxoSmithKline PLC	United Kingdom	Drugs	4.0
Novartis AG	Switzerland	Health	3.8
Total Fina Elf SA	France	Energy Resources	3.6
Unicredito Italiano SPA	Italy	Banks	3.3
VNU N.V.	The Netherlands	Media	3.1
Takeda Chemical Industries Ltd.	Japan	Drugs	2.6
Tesco PLC	United Kingdom	Specialty Retail	2.6
Nestle SA	Switzerland	Food & Beverage	2.5

            1  Opinions expressed in this section represent opinions from the Company's December 31, 2002 Annual Report. Reference to individual securities should not be construed as a commitment that such securities will be retained in the Fund. From time to time, the Fund may change the individual securities it holds, the number or types of securities held and the markets in which it invests. References to individual securities do not constitute a recommendation to the investor to buy, hold or sell such securities. In addition, references to past performance of the Fund do not indicate future returns, which are not guaranteed and will vary. Furthermore, the value of shares of the Fund may fall as well as rise.

      Goldman Sachs International Equity Fund

The following provides an overview on the performance of the Goldman Sachs International Equity Fund for the one-year period that ended December 31, 2002.

Market Overview

Disappointing earnings and uncertainty drove the poor equity returns of 2002, with the global economic recovery being the predominant macro-level theme. In the first three quarters of 2002, we noted investors' increasing reluctance to distinguish quality businesses from the rest of the market. Fear, doubt, and uncertainty—the results of corporate scandals, earnings disappointments, and geopolitical risk—exerted broad downward pressure on markets. Stocks fell, regardless of fundamental strength, underpinning individual businesses. In the fourth quarter of the year, three key drivers lent stability to the global equity markets—expectation for the global economy, hope for core earnings, and the market's return to a rational valuation level. Some positive economic news provided a basis for cautious investor optimism and countered concerns of a double-dip recession. The appearance of increased spending in the government sector and a rebuilding of inventories allayed fears surrounding economic growth prospects.

Performance Review

Over the one-year period that ended December 31, 2002, the GSVIT Fund generated a cumulative total return of -18.34%. Over the same time period, the GSVIT Fund's benchmark, the MSCI EAFE Index (unhedged with dividends reinvested), generated a cumulative total return of -15.66%.

As these returns indicate, it has been a challenging period in the financial markets, and for the GSVIT Fund in particular. In this environment, defensive sectors continued to outperform at the expense of more economically sensitive cyclical sectors. The GSVIT Fund's overall returns and underperformance versus its benchmark were due largely to an overweight position in Information Technology (IT) and Health Care. Investor risk aversion to high-beta sectors hurt overall IT performance while Health Care sector underperformance was driven by drug patent litigation issues and a lower number of FDA approvals. However, we maintained an overweight position in the Consumer Discretionary sector, which enhanced results due to the resilience of specific media stocks, including VNU NV and British Sky Broadcasting Group PLC.

Investment Objective

The GSVIT Fund seeks long-term capital appreciation, primarily through equity securities of companies that are organized outside the United States or whose securities are principally traded outside the United States.

Portfolio Composition

Top 10 Portfolio Holdings as of December 31, 2002*

Company	Country	Business	% of Total Net Assets
Royal Bank of Scotland Group PLC	United Kingdom	Banks	4.0%
Vodafone Group PLC	United Kingdom	Wireless	3.9
GlaxoSmithKline PLC	United Kingdom	Drugs	3.9
Novartis AG	Switzerland	Health	3.7
Total Fina Elf SA Class B	France	Energy Resources	3.6
UniCredito Italiano SpA	Italy	Banks	3.3
VNU NV	Netherlands	Media	3.1
Takeda Chemical Industries, Ltd.	Japan	Drugs	2.6
Tesco PLC	United Kingdom	Specialty Retail	2.5
Nestle SA	Switzerland	Food & Beverage	2.5

            *  Opinions expressed in this section represent opinions from GSVIT's December 31, 2002 Annual Report. Reference to individual securities should not be construed as a commitment that such securities will be retained in the GSVIT Fund. From time to time, the GSVIT Fund may change the individual securities it holds, the number or types of securities held and the markets in which it invests. References to individual securities do not constitute a recommendation to the investor to buy, hold or sell such securities. In addition, references to past performance of the GSVIT Fund do not indicate future returns, which are not guaranteed and will vary. Furthermore, the value of shares of the GSVIT Fund may fall as well as rise.

The following graph shows the value as of December 31, 2002, of a $10,000 investment made on January 12, 1998 (commencement of operations). For comparative purposes, the performance of the Goldman Sachs International Equity Fund's benchmark (the Morgan Stanley Capital International Europe, Australasia and Far East Index, ("MSCI EAFE (unhedged)") is shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than their original cost. Performance reflects fund level expenses but does not reflect fees and expenses associated with any variable annuity contract or any variable life insurance policy that uses the Fund as an investment option for any contract or policy. Had performance reflected all of those fees and expenses, performance would have been reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Goldman Sachs International Equity Fund's Lifetime Performance

Growth of a $10,000 investment, Distributions Reinvested from January 12, 1998 to December 31, 2002.

	Since Inception	One Year
Average Annual Total Return Through December 31, 2002
Goldman Sachs International Equity Fund (commenced January 12, 1998)	-2.71%	-18.34%

Protective Growth and Income Fund and Goldman Sachs Growth and Income Fund

    Protective Growth and Income Fund

The following provides an overview on the performance of the Protective Growth and Income Fund for the one-year period that ended December 31, 2002.

Performance Review—Over the one-year period that ended December 31, 2002, the Fund generated a cumulative total return of -11.36%. Over the same time period, the Fund's benchmark, the Standard & Poor's 500 Index (with dividends reinvested), generated a cumulative total return of -22.10%.

While the Fund could not avoid the extreme weakness in the equity markets, it did significantly outperform its benchmark during the reporting period. Strong stock selection was the main driver of this relative outperformance, as the Fund's quality bias and emphasis on price and future prospects, versus a focus on price alone, were well founded during the challenging investing environment in 2002.

During the year, there was continued volatility in the equity markets. It has been evident that the market underwent considerable changes—from large corporate bankruptcies, to corporate governance issues, and sell-side analyst scrutiny. On the economic front, mixed signals prevailed as stocks finished their third year in a row in negative territory. Despite lower consumer confidence and an uncertain outlook for job security, lower borrowing costs seemed to keep consumer spending from falling off. Confidence in the health of the world economy has been stifled by concerns about the threats of a U.S.-led war on Iraq and additional terrorist attacks.

In market declines, such as in 2002, investors often sell for emotional reasons, which usually results in valuations compressing within industries as investors engage in the market equivalent of "throwing out the baby with the bath water." As prepared investors, it is during these times that we seek to upgrade our portfolios as higher quality companies become available at very attractive prices. During the period, the Fund's management team avoided some of the market's major "torpedoes," which we attribute to strong research governance. We adhere to a principle of not compromising on our fundamental research process, which can help us to put only quality names into our portfolios. In summary, we continue to emphasize balance sheet quality, cash flow stability, and companies with superior management teams.

Portfolio Highlights

While the Fund produced a negative return in 2002, there were several pockets of opportunity we identified for the Fund's portfolio.

•
Bank of America Corporation—Bank of America Corporation, the Fund's largest holding as of December 31, 2002, was the top contributor to the Fund's performance over the reporting period. Through its banking subsidiaries and various non-banking subsidiaries, the company provides a diversified range of banking and non-banking financial services and products. Bank of America has been experiencing earnings per share growth, helped by its diverse mix of businesses.

•
RenaissanceRe Holdings—RenaissanceRe Holdings was another strong contributor to the Fund's performance during the past year. The company has been well positioned to benefit in the upward pricing trend of property/casualty reinsurance industry due to its strong capital base. Management is well regarded for being disciplined underwriters and they have sustained very high returns over the six-year public history of the company.

•
Pioneer Natural Resources Company—Pioneer Natural Resources Company was another top contributor to the Fund's performance. The company, an oil and gas exploration and production firm in the Energy sector, performed well primarily due to the positive returns from its new wells.

The following graph shows a comparison of a hypothetical investment of $10,000 in the Protective Growth and Income Fund (assumes reinvestment of all dividends and distributions) versus the S&P 500 Index.

TOTAL RETURN1 SUMMARY

	Average Annual Total Returns through December 31, 2002			Cumulative Total Returns through December 31, 2002
	Year Ended	5 year	Since Inception(a)	Year Ended	5 year	Since Inception(a)
Protective Growth and Income Fund	(11.36)%	(4.87)%	5.97%	(11.36)%	(22.07)%	66.57%
S&P 500 Index (with income reinvested)	(22.10)%	(0.59)%	9.96%	(22.10)%	(2.90)%	130.83%

(a)	From the commencement of investment operations on March 14, 1994.

1  Fund results represent past performance and do not indicate future results. The value of an investment and the return on an investment will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost. Total return is calculated assuming a purchase of shares at net asset value per share on the last day of the prior fiscal period and a sale at the net asset value per share on the last day of the period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of the Fund.

Further, all performance data is historical and includes changes in share price and reinvestment of dividends and capital gains. Performance numbers are net of all Fund operating expenses but do not reflect any fees and charges imposed in connection with a variable annuity or variable life insurance contract. If the performance information included the effect of these charges or had Protective Life Insurance Company or Protective Investment Advisors, Inc. not reimbursed certain Fund expenses, total returns would be lower.

Top 10 Portfolio Holdings as of December 31, 20021

Company	Line of Business	Percentage of Net Assets
Bank of America Corp.	Banks	3.7%
SBC Communications, Inc.	Telecommunications	3.3
Citigroup, Inc.	Banks	3.1
Exxon Mobil Corp.	Energy Resources	2.6
Fox Entertainment Group, Inc.	Media	2.3
Philip Morris Cos., Inc.	Tobacco	2.3
U.S. Bancorp	Banks	2.2
Freddie Mac	Financial Services	2.2
BellSouth Corp.	Telecommunications	2.1
Pfizer, Inc.	Drugs	2.1

            1  Opinions expressed in this section represent opinions from the Company's December 31, 2002 Annual Report. Reference to individual securities should not be construed as a commitment that such securities will be retained in the Fund. From time to time, the Fund may change the individual securities it holds, the number or types of securities held and the markets in which it invests. References to individual securities do not constitute a recommendation to the investor to buy, hold or sell such securities. In addition, references to past performance of the Fund do not indicate future returns, which are not guaranteed and will vary. Furthermore, the value of shares of the Fund may fall as well as rise.

      Goldman Sachs Growth and Income Fund

The following provides an overview on the performance of the Goldman Sachs Growth and Income Fund for the one-year period that ended December 31, 2002.

Market Review

2002 experienced continued volatility in the equity markets. The market underwent considerable changes — from large corporate bankruptcies to corporate governance issues and sell-side analyst scrutiny. On the economic front, mixed signals prevailed as stocks finished their third year in a row in negative territory. Despite lower consumer confidence and an uncertain outlook for job security, lower borrowing costs seemed to keep consumer spending from falling off. Confidence in the health of the world economy has been stifled by concerns about a U.S.-led war on Iraq and additional terrorist attacks.

In market declines, such as in 2002, investors often sell for emotional reasons, which usually results in valuations compressing within industries as investors engage in the market equivalent of "throwing out the baby with the bath water." During these times, as prepared investors we seek to upgrade our portfolios as higher quality companies become available to us at very attractive prices. The GSVIT Fund's management team avoided some of the market's major "torpedoes," which we attribute to our strong research governance. We adhere to a principle of not compromising on our fundamental research process, which can help us to put only quality names into our portfolios. In summary, we continue to emphasize balance sheet quality, cash flow stability, and companies with superior management teams.

Performance Review

Over the one-year period that ended December 31, 2002, the GSVIT Fund generated a cumulative total return of -11.34%. Over the same time period, the GSVIT Fund's benchmark, the Standard & Poor's 500 Index (with dividends reinvested) generated a cumulative total return of -22.10%. While the GSVIT Fund could not escape the widespread market weakness, it did significantly outperform its benchmark due to strong stock selection. The GSVIT Fund's quality bias and emphasis on price and future prospects, not merely price, has been well founded during the challenging investing environment in 2002.

During the reporting period, the GSVIT Fund's holdings in the Financials, Industrials, Utilities, and Insurance sectors were particularly strong. Bank of America Corp. ("Bank of America") was a top contributor to performance. Bank of America, the GSVIT Fund's largest holding as of December 31,

2002, provides a diversified range of banking and non-banking financial services and products. The company has been experiencing earnings-per-share growth and continues to find ways to help expand its asset base and strengthen relationships with current customers.

Citigroup, Inc. ("Citigroup") was a negative contributor to performance due in part to investor concern over the amount of bad debt exposure and highly publicized research fines. We see the current problems as short term and continue to hold Citigroup due to the strength of its diverse business mix across products lines and international markets.

Currently our portfolio is underweight in Utilities and Consumer stocks and overweight in Insurance and Industrials. The environment continues to be a difficult one for Utilities as certain segments face over-capacity and decreasing demand. In the Consumer area, volatility has increased as investors react to short-term sales announcements. We typically like to invest in Consumer companies that we know have strong product pipelines and do not have to rely solely on price increases in order to increase revenues. In Insurance, as of December 31, 2002 we were overweight in the Life Insurance industry with names like Metropolitan Life Insurance Co. ("MetLife") and in the Property Insurance industry with companies such as RenaissanceRe Holdings and PartnerRe Ltd. In the Industrial Sector, we have exposure in the Defense/Aerospace and Industrial Parts industries.

Prior to the fourth quarter, the GSVIT Fund had been extremely underweight in the Telecom industry due to concerns over excess capacity, increased competition, and regulatory constraints, all of which plagued the industry. While other value managers were attracted to the industry because of dividend yields, we thought that the businesses were in decline and felt that the industry was expensive. More recently, as companies have been reducing capital expenditures and the regulatory environment has been showing signs of improvement, we have found opportunities to increase positions in those companies that have improving cash flows, balance sheets and quality managements. Examples of holdings in this area include SBC Communications Inc. and BellSouth Corp. We believe that these companies, when compared to their peers, offer a better, more attractive risk/reward profile.

Investment Objective

The GSVIT Fund seeks long-term growth of capital and growth of income through a diversified portfolio of equity securities.

Portfolio Composition

Top 10 Portfolio Holdings as of December 31, 2002*

Company	Business	% of Total Net Assets
Bank of America Corp.	Banks	3.8%
SBC Communications, Inc.	Telephone	3.3
Citigroup, Inc.	Banks	3.1
Exxon Mobil Corp.	Energy Resources	2.6
Fox Entertainment Group, Inc.	Media	2.4
Philip Morris Companies, Inc.	Tobacco	2.3
U.S. Bancorp	Banks	2.2
Freddie Mac	Financial Services	2.1
Pfizer, Inc.	Drugs	2.1
BellSouth Corp.	Telephone	2.1

            *  Opinions expressed in this section represent opinions from GSVIT's December 31, 2002 Annual Report. Reference to individual securities should not be construed as a commitment that such securities will be retained in the GSVIT Fund. From time to time, the GSVIT Fund may change the individual securities it holds, the number or types of securities held and the markets in which it invests. References to individual securities do not constitute a recommendation to the investor to buy, hold or sell such securities. In addition, references to past performance of the GSVIT Fund do not indicate future returns, which are not guaranteed and will vary. Furthermore, the value of shares of the GSVIT Fund may fall as well as rise.

Performance Summary
December 31, 2002

The following graph shows the value as of December 31, 2002, of a $10,000 investment made on January 12, 1998 (commencement of operations). For comparative purposes, the performance of the Goldman Sachs Growth and Income Fund's benchmark (the Standard and Poor's 500 Index ("S&P 500 Index")) is shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than their original cost. Performance reflects fund level expenses but does not reflect fees and expenses associated with any variable annuity contract or any variable life insurance policy that uses the Fund as an investment option for any contract or policy. Had performance reflected all of those fees and expenses, performance would have been reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Goldman Sachs Growth and Income Fund's Lifetime Performance

Growth of a $10,000 Investment, Distributions Reinvested from January 12, 1998 to December 31, 2002.

	Since Inception	One Year
Average Annual Total Return Through December 31, 2002
Goldman Sachs Growth and Income Fund (commenced January 12, 1998)	-3.17%	-11.34%

Financial Highlights

    Protective Funds—Financial Highlights

        Selected data for a share of capital stock outstanding throughout each period

The following financial highlights tables are intended to help you understand each Fund's financial performance for the past 5 years. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The total returns in the tables below do not reflect fees and expenses associated with any variable annuity contract or any variable life insurance policy that uses a Fund as an investment option for any contract or policy. If the total return reflected all of these fees and expenses, total return would have been reduced. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund's financial statements, are included in the annual report, which is available upon request. The financial highlights for the six months ended June 30, 2003 are unaudited.

			Year Ended
	Six Months Ended 06/30/03 (Unaudited)
CORE U.S. Equity Fund			12/31/02	12/31/01	12/31/00	12/31/99	12/31/98
Net asset value, beginning of period	$12.60		$16.41	$21.43	$27.14	$22.16	$18.41

Income (loss) from investment operations:
Net investment income	0.06		0.11	0.10	0.16	0.11	0.13
Net realized and unrealized gain (loss)	1.51		(3.82)	(2.32)	(2.65)	4.97	3.98

Total from investment operations	1.57		(3.71)	(2.22)	(2.49)	5.08	4.11

Less Distributions:
From net investment income	0.00		(0.10)	(0.17)	(0.11)	0.00	(0.13)
From net realized gain	0.00		0.00	(2.63)	(3.11)	(0.10)	(0.23)

Total distributions	0.00		(0.10)	(2.80)	(3.22)	(0.10)	(0.36)

Net asset value, end of period	$14.17		$12.60	$16.41	$21.43	$27.14	$22.16

Total Return (a)	12.46%		(22.60)%	(10.93)%	(10.14)%	23.02%	22.33%
Ratios & Supplemental Data
Net Assets, end of period (000's)	$159,136		$155,882	$249,888	$323,260	$371,539	$262,994
Ratios to average net assets:
Expenses net of all reductions	0.80	%(b)	0.80%	0.80%	0.80%	0.80%	0.80%
Expenses net of voluntary reimbursements, gross of directed brokerage credits	0.81	%(b)	0.81%	0.80%	0.80%	0.80%	0.80%
Gross expenses	0.93	%(b)	0.89%	0.87%	0.86%	0.85%	0.85%
Net investment income	0.72	%(b)	0.60%	0.47%	0.68%	0.50%	0.71%
Portfolio Turnover Rate	39%		75%	69%	54%	55%	48%

(a)	Total return is calculated assuming a purchase of shares at net asset value per share on the last day of the prior fiscal period and a sale at the net asset value per share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund. Total return would have been lower had Protective Investment Advisors, Inc. not reimbursed certain Fund expenses.
(b)	Annualized.

			Year Ended
Capital Growth Fund	Six Months Ended 06/30/03 (Unaudited)		12/31/02	12/31/01	12/31/00	12/31/99	12/31/98
Net asset value, beginning of period	$13.02		$17.32	$22.70	$26.29	$20.87	$15.82

Income (loss) from investment operations:
Net investment income	0.04		0.08	0.06	0.06	0.03	0.08
Net realized and unrealized gain (loss)	1.32		(4.32)	(3.19)	(1.82)	5.69	5.42

Total from investment operations	1.36		(4.24)	(3.13)	(1.76)	5.72	5.50

Less Distributions:
From net investment income	0.00		(0.06)	(0.06)	(0.02)	0.00	(0.08)
From net realized gain	0.00		0.00	(2.19)	(1.81)	(0.30)	(0.37)

Total distributions	0.00		(0.06)	(2.25)	(1.83)	(0.30)	(0.45)

Net asset value, end of period	$14.38		$13.02	$17.32	$22.70	$26.29	$20.87

Total Return (a)	10.45%		(24.47)%	(14.43)%	(7.26)%	27.76%	34.76%
Ratios & Supplemental Data
Net Assets, end of period (000's)	$123,704		$118,605	$190,457	$257,854	$268,155	$155,149
Ratios to average net assets:
Expenses net of all reductions	0.80	%(b)	0.80%	0.80%	0.80%	0.80%	0.80%
Expenses net of voluntary reimbursements, gross of directed brokerage credits	0.81	%(b)	0.80%	0.80%	0.80%	0.80%	0.80%
Gross expenses	0.92	%(b)	0.89%	0.86%	0.86%	0.85%	0.86%
Net investment income	0.55	%(b)	0.42%	0.27%	0.24%	0.12%	0.54%
Portfolio Turnover Rate	3%		8%	15%	33%	38%	28%

(a)	Total return is calculated assuming a purchase of shares at net asset value per share on the last day of the prior fiscal period and a sale at the net asset value per share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund. Total return would have been lower had Protective Investment Advisors, Inc. not reimbursed certain Fund expenses.
(b)	Annualized.
			Year Ended
Small Cap Value Fund	Six Months Ended 06/30/03 (Unaudited)		12/31/02	12/31/01	12/31/00	12/31/99	12/31/98
Net asset value, beginning of period	$11.60		$13.76	$11.42	$8.68	$8.66	$11.73

Income (loss) from investment operations:
Net investment income	0.05		0.11	0.17	0.13	0.05	0.05
Net realized and unrealized gain (loss)	1.89		(1.03)	2.29	2.67	(0.03)	(1.89)

Total from investment operations	1.94		(0.92)	2.46	2.80	0.02	(1.84)

Less Distributions:
From net investment income	0.00		(0.15)	(0.12)	(0.06)	0.00	(0.05)
From net realized gain	0.00		(1.09)	0.00	0.00	0.00	(1.18)

Total distributions	0.00		(1.24)	(0.12)	(0.06)	0.00	(1.23)

Net asset value, end of period	$13.54		$11.60	$13.76	$11.42	$8.68	$8.66

Total Return (a)	16.72%		(6.59)%	21.66%	32.27%	0.24%	(15.32)%
Ratios & Supplemental Data
Net Assets, end of period (000's)	$91,308		$82,857	$97,298	$89,816	$81,213	$99,791
Ratios to average net assets:
Expenses net of all reductions	0.80	%(b)	0.80%	0.80%	0.80%	0.80%	0.80%
Expenses net of voluntary reimbursements, gross of directed brokerage credits	0.85	%(b)	0.86%	0.86%	0.80%	0.80%	0.80%
Gross expenses	0.97	%(b)	0.94%	0.91%	0.88%	0.90%	0.89%
Net investment income	0.70	%(b)	0.90%	1.25%	1.11%	0.52%	0.45%
Portfolio Turnover Rate	28%		73%	76%	85%	87%	96%

(a)	Total return is calculated assuming a purchase of shares at net asset value per share on the last day of the prior fiscal period and a sale at the net asset value per share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund. Total return would have been lower had Protective Investment Advisors, Inc. not reimbursed certain Fund expenses.
(b)	Annualized.

			Year Ended
	Six Months Ended 06/30/03 (Unaudited)
International Equity Fund			12/31/02	12/31/01	12/31/00	12/31/99	12/31/98
Net asset value, beginning of period	$7.28		$9.05	$13.65	$18.68	$14.31	$12.45

Income (loss) from investment operations:
Net investment income (loss)	0.08		0.11	0.06	0.08	0.18	(0.02)
Net realized and unrealized gain (loss)	0.64		(1.77)	(2.99)	(2.48)	4.48	2.59

Total from investment operations	0.72		(1.66)	(2.93)	(2.40)	4.66	2.57

Less Distributions:
From net investment income	0.00		(0.11)	(0.08)	(0.24)	(0.05)	(0.01)
From net realized gain	0.00		0.00	(1.59)	(2.39)	(0.24)	(0.70)

Total distributions	0.00		(0.11)	(1.67)	(2.63)	(0.29)	(0.71)

Net asset value, end of period	$8.00		$7.28	$9.05	$13.65	$18.68	$14.31

Total Return (a)	9.89%		(18.39)%	(22.56)%	(14.06)%	33.11%	20.65%
Ratios & Supplemental Data
Net Assets, end of period (000's)	$75,670		$74,330	$115,850	$186,314	$224,935	$174,985
Ratios to average net assets:
Expenses net of all reductions	1.10	%(b)	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses net of voluntary reimbursements, gross of directed brokerage credits	1.10	%(b)	1.10%	1.10%	1.10%	1.10%	1.10%
Gross expenses	1.58	%(b)	1.51%	1.37%	1.35%	1.33%	1.39%
Net investment income	1.98	%(b)	0.62%	0.54%	0.37%	0.47%	0.37%
Portfolio Turnover Rate	22%		90%	63%	82%	91%	79%

(a)	Total return is calculated assuming a purchase of shares at net asset value per share on the last day of the prior fiscal period and a sale at the net asset value per share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund. Total return would have been lower had Protective Investment Advisors, Inc. not reimbursed certain Fund expenses.
(b)	Annualized.
			Year Ended
Growth and Income Fund	Six Months Ended 06/30/03 (Unaudited)		12/31/02	12/31/01	12/31/00	12/31/99	12/31/98
Net asset value, beginning of period	$10.57		$12.03	$13.36	$14.72	$14.07	$15.76

Income (loss) from investment operations:
Net investment income	0.10		0.21	0.09	0.10	0.22	0.19
Net realized and unrealized gain (loss)	0.81		(1.58)	(1.35)	(0.91)	0.62	(0.65)

Total from investment operations	0.91		(1.37)	(1.26)	(0.81)	0.84	(0.46)

Less Distributions:
From net investment income	0.00		(0.09)	(0.07)	(0.25)	(0.01)	(0.18)
From net realized gain	0.00		0.00	0.00	(0.30)	(0.18)	(1.05)

Total distributions	0.00		(0.09)	(0.07)	(0.55)	(0.19)	(1.23)

Net asset value, end of period	$11.48		$10.57	$12.03	$13.36	$14.72	$14.07

Total Return (a)	8.61%		(11.36)%	(9.46)%	(5.67)%	5.99%	(2.92)%
Ratios & Supplemental Data
Net Assets, end of period (000's)	$161,015		$151,332	$200,525	$266,416	$346,481	$388,290
Ratios to average net assets:
Expenses net of all reductions	0.80	%(b)	0.80%	0.80%	0.80%	0.80%	0.80%
Expenses net of voluntary reimbursements, gross of directed brokerage credits	0.87	%(b)	0.86%	0.82%	0.80%	0.80%	0.80%
Gross expenses	0.91	%(b)	0.89%	0.87%	0.85%	0.86%	0.85%
Net investment income	1.83	%(b)	1.76%	0.61%	0.42%	1.41%	1.25%
Portfolio Turnover Rate	37%		86%	42%	73%	116%	116%

(a)	Total return is calculated assuming a purchase of shares at net asset value per share on the last day of the prior fiscal period and a sale at the net asset value per share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund. Total return would have been lower had Protective Investment Advisors, Inc. not reimbursed certain Fund expenses.
(b)	Annualized.

       GSVIT Funds—Financial Highlights

The financial highlights tables are intended to help you understand the GSVIT Funds' financial performance for the past five years. Certain information reflects financial results for a single GSVIT Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a GSVIT Fund (assuming reinvestment of all dividends and distributions). The total returns in the tables below do not reflect fees and expenses associated with any variable annuity contract or any variable life insurance policy that uses a GSVIT Fund as an investment option for any contract or policy. If the total return reflected all of these fees and expenses, total return would have been reduced. The information for the periods ended December 31, 2000 and thereafter (except for the fiscal period ended June 30, 2003) has been audited by the firm of Ernst & Young LLP, 5 Times Square, New York, New York 10036, independent auditors, whose report along with the GSVIT Funds' financial statements, are included in the annual reports of the GSVIT Fund, and are incorporated by reference into the Statement of Additional Information. You may obtain the annual reports and Statement of Additional Information without charge by calling (800) 621-2550. The information for all periods prior to the period ended December 31, 2000 has been audited by the GSVIT Fund's previous independent auditors.

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Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations				Distributions to shareholders
	Net asset value, beginning of period	Net investment income		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	In excess of net investment income	From tax return of capital	From net realized gain	Total distributions
CORE U.S. Equity Fund
For the six months ended June 30, 2003 (unaudited)	$8.49	$0.03	(c)	$0.90	$0.93	$—	$—	$—	$—	$—
For the year ended December 31, 2002	10.94	0.06	(c)	(2.45)	(2.39)	(0.06)	—	—	—	(0.06)
For the year ended December 31, 2001	12.48	0.05	(c)	(1.54)	(1.49)	(0.05)	—	—	—	(0.05)
For the year ended December 31, 2000	13.98	0.11	(c)	(1.46)	(1.35)	(0.08)	—	—	(0.07)	(0.15)
For the year ended December 31, 1999	11.42	0.05		2.72	2.77	(0.05)	—	—	(0.16)	(0.21)
For the period ended December 31, 1998 (commenced February 13)	10.00	0.05		1.42	1.47	(0.05)	—	—	—	(0.05)
Capital Growth Fund
For the six months ended June 30, 2003 (unaudited)	$7.77	$0.01	(c)	$0.75	$0.76	$—	$—	$—	$—	$—
For the year ended December 31, 2002	10.28	0.01	(c)	(2.50)	(2.49)	(0.02)	—	—	—	(0.02)
For the year ended December 31, 2001	12.09	0.02	(c)	(1.78)	(1.76)	(0.02)	—	—	(0.03)	(0.05)
For the year ended December 31, 2000	14.01	0.01	(c)	(1.16)	(1.15)	(0.01)	—	—	(0.76)	(0.77)
For the year ended December 31, 1999	11.31	0.01		3.04	3.05	(0.01)	—	—	(0.34)	(0.35)
For the period ended December 31, 1998 (commenced April 30)	10.00	0.03		1.31	1.34	(0.03)	—	—	—	(0.03)
CORE Small Cap Equity Fund
For the six months ended June 30, 2003 (unaudited)	$9.19	$0.03	(c)	$1.46	$1.49	$—	$—	$—	$—	$—
For the year ended December 31, 2002	10.84	0.03	(c)	(1.65)	(1.62)	(0.03)	—	—	—	(0.03)
For the year ended December 31, 2001	10.40	0.03	(c)	0.44	0.47	(0.02)	—	(0.01)	—	(0.03)
For the year ended December 31, 2000	10.60	0.06	(c)	0.09	0.15	(0.04)	—	—	(0.31)	(0.35)
For the year ended December 31, 1999	9.04	0.02		1.56	1.58	(0.02)	—	—	—	(0.02)
For the period ended December 31, 1998 (commenced February 13)	10.00	0.02		(0.95)	(0.93)	(0.02)	(0.01)	—	—	(0.03)
International Equity Fund
For the six months ended June 30, 2003 (unaudited)	$7.25	$0.07	(c)	$0.70	$0.77	$—	$—	$—	$—	$—
For the year ended December 31, 2002	8.99	0.03	(c)	(1.68)	(1.65)	(0.09)	—	—	—	(0.09)
For the year ended December 31, 2001	11.78	0.05	(c)	(2.68)	(2.63)	(0.09)	—	(0.04)	(0.03)	(0.16)
For the year ended December 31, 2000	14.47	0.05	(c)	(1.99)	(1.94)	—	—	—	(0.75)	(0.75)
For the year ended December 31, 1999	11.91	0.07		3.66	3.73	(0.07)	(0.13)	—	(0.97)	(1.17)
For the period ended December 31, 1998 (commenced January 12)	10.00	0.02		1.98	2.00	—	—	—	(0.09)	(0.09)
Growth and Income Fund
For the six months ended June 30, 2003 (unaudited)	$8.14	$0.06	(c)	$0.61	$0.67	$—	$—	$—	$—	$—
For the year ended December 31, 2002	9.33	0.13	(c)	(1.19)	(1.06)	(0.13)	—	—	—	(0.13)
For the year ended December 31, 2001	10.34	0.05	(c)	(1.02)	(0.97)	(0.04)	—	—	—	(0.04)
For the year ended December 31, 2000	10.89	0.04	(c)	(0.55)	(0.51)	(0.04)	—	—	—	(0.04)
For the year ended December 31, 1999	10.45	0.12		0.44	0.56	(0.12)	—	—	—	(0.12)
For the period ended December 31, 1998 (commenced January 12)	10.00	0.09		0.45	0.54	(0.09)	—	—	—	(0.09)

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of period. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(b)	Annualized.
(c)	Calculated based on the average shares outstanding methodology.

								Ratios assuming no expense reductions
	Net asset value, end of period	Total return(a)	Net assets at end of period (In 000s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate
CORE U.S. Equity Fund
For the six months ended June 30, 2003 (unaudited)	$9.42	10.95%	$162,524	0.85%	(b)	0.79%	(b)	0.85%	(b)	0.79%	(b)	42%
For the year ended December 31, 2002	8.49	(21.89)	143,439	0.85		0.60		0.86		0.59		84
For the year ended December 31, 2001	10.94	(11.94)	163,904	0.81		0.48		0.82		0.47		72
For the year ended December 31, 2000	12.48	(9.62)	139,303	0.85		0.87		0.87		0.85		32
For the year ended December 31, 1999	13.98	24.30	52,058	0.80		0.70		1.52		(0.02)		70
For the period ended December 31, 1998 (commenced February 13)	11.42	14.73	9,809	0.80	(b)	0.70	(b)	2.83	(b)	(1.33)	(b)	75
Capital Growth Fund
For the six months ended June 30, 2003 (unaudited)	$8.53	9.78%	$22,728	1.05%	(b)	0.29%	(b)	1.48%	(b)	(0.14	)%(b)	9%
For the year ended December 31, 2002	7.77	(24.33)	18,052	1.10		0.16		1.77		(0.51)		24
For the year ended December 31, 2001	10.28	(14.46)	16,266	1.00		0.15		1.69		(0.54)		39
For the year ended December 31, 2000	12.09	(7.98)	16,775	0.99		0.13		1.84		(0.72)		37
For the year ended December 31, 1999	14.01	27.13	10,450	0.90		0.04		3.13		(2.19)		34
For the period ended December 31, 1998 (commenced April 30)	11.31	13.40	4,463	0.90	(b)	0.42	(b)	4.92	(b)	(3.60)	(b)	20
CORE Small Cap Equity Fund
For the six months ended June 30, 2003 (unaudited)	$10.68	16.32%	$52,524	1.05%	(b)	0.56%	(b)	1.30%	(b)	0.31%	(b)	71%
For the year ended December 31, 2002	9.19	(14.97)	47,005	1.04		0.25		1.29		0.00		128
For the year ended December 31, 2001	10.84	4.53	54,365	1.00		0.32		1.22		0.10		105
For the year ended December 31, 2000	10.40	1.75	40,561	0.99		0.59		1.55		0.03		91
For the year ended December 31, 1999	10.60	17.54	13,488	0.90		0.35		4.22		(2.97)		101
For the period ended December 31, 1998 (commenced February 13)	9.04	(9.30)	4,841	0.90	(b)	0.30	(b)	3.92	(b)	(2.72)	(b)	74
International Equity Fund
For the six months ended June 30, 2003 (unaudited)	$8.02	10.62%	$15,007	1.41%	(b)	1.85%	(b)	3.06%	(b)	0.20%	(b)	26%
For the year ended December 31, 2002	7.25	(18.34)	13,214	1.46		0.32		2.96		(1.18)		86
For the year ended December 31, 2001	8.99	(22.26)	17,773	1.35		0.47		2.05		(0.23)		76
For the year ended December 31, 2000	11.78	(13.19)	29,261	1.34		0.37		1.99		(0.28)		70
For the year ended December 31, 1999	14.47	31.85	20,159	1.25		0.41		2.57		(0.91)		87
For the period ended December 31, 1998 (commenced January 12)	11.91	20.07	11,206	1.25	(b)	0.23	(b)	2.97	(b)	(1.49)	(b)	76
Growth and Income Fund
For the six months ended June 30, 2003 (unaudited)	$8.81	8.23%	$40,862	1.05%	(b)	1.58%	(b)	1.24%	(b)	1.39%	(b)	41%
For the year ended December 31, 2002	8.14	(11.34)	36,911	1.05		1.51		1.27		1.29		98
For the year ended December 31, 2001	9.33	(9.34)	40,593	1.00		0.49		1.17		0.32		48
For the year ended December 31, 2000	10.34	(4.69)	37,116	0.99		0.40		1.22		0.17		68
For the year ended December 31, 1999	10.89	5.41	25,989	0.90		1.44		1.65		0.69		121
For the period ended December 31, 1998 (commenced January 12)	10.45	5.47	13,814	0.90	(b)	1.85	(b)	2.69	(b)	0.06	(b)	88

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of period. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(b)	Annualized.
(c)	Calculated based on the average shares outstanding methodology.

Materials Incorporated by Reference

        Information about the Funds is included in the Prospectus for the Funds dated May 1, 2003, which is incorporated herein by reference.

        Information about the GSVIT Funds is included in the Prospectuses for the GSVIT Funds dated May 1, 2003, copies of which accompany this Proxy Statement/Prospectus and are incorporated herein by reference.

VOTING INFORMATION

        Separate accounts of PLICO or PLAICO hold all of the shares of the Funds on behalf of owners. PLICO will vote the shares of the Funds at the Meetings in accordance with the timely instructions received from persons entitled to give voting instructions under variable contracts issued through such separate accounts.

        PLICO and PLAICO will vote shares attributable to variable contracts as to which no voting instructions are received in proportion (for, against or abstain) to those for which instructions are received. PLICO also will vote shares not attributable to variable contracts (i.e., representing accrued fees payable to PLICO or PLAICO) in proportion to those for which instructions are received from variable contract owners. If a Voting Instruction Form is received that does not specify a choice, PLICO and PLAICO will consider its timely receipt as an instruction to vote in favor of the proposal(s) to which it relates. Consistent with the foregoing, voting instructions to abstain and broker "non-votes" (voting instructions from brokers or other nominees indicating that they have not received instructions from the owner or other persons entitled to give voting instructions) will effectively be voted against a Fund Transaction. In certain circumstances, PLICO and PLAICO have the right to disregard voting instructions from certain owners. PLICO and PLAICO do not believe that these circumstances exist with respect to matters currently before shareholders and owners. Owners may revoke voting instructions given to PLICO or PLAICO at any time prior to the Meetings by notifying PLICO or PLAICO or the Secretary of the Company in writing.

        Each share of the Company's outstanding common stock is entitled to one vote for each dollar of net asset value represented by that share on all matters submitted to a vote of shareholders. Fractional votes are counted. The shares have noncumulative voting rights. The board of directors of the Company has fixed September 30, 2003 as the record date for the determination of shareholders entitled to notice of and to vote at the Meetings (the "Record Date") and the number of shares held by each.

        Approval of each Fund Transaction requires the affirmative vote of two-thirds or more of the outstanding votes eligible to be cast for a Fund.

        The votes of the shareholders of the GSVIT Funds are not being solicited since their approval or consent is not necessary for the Fund Transactions to take place.

Share Information

        The chart below lists the number of shares of each of the Funds that were outstanding as of the close of business on the Record Date:

Fund	Number of Shares Outstanding
Protective CORESM U.S. Equity Fund	11,028,685
Protective Capital Growth Fund	8,587,400
Protective Small Cap Value Fund	7,572,314
Protective International Equity Fund	9,315,085
Protective Growth and Income Fund	14,185,784

        To the knowledge of the Company, PLICO and PLAICO, no person has the right to instruct PLICO or PLAICO with respect to more than 5% of the votes attributable to shares of any Fund.

        As of the Record Date, the directors and officers of the Company, as a group beneficially owned less than 1% of the outstanding shares of each Fund.

GSVIT Funds

        The following table sets forth, as of the Record Date, the number of shares of each GSVIT Fund, either beneficially or of record, held by each owner known by GSVIT to have the right to instruct GSVIT as to more than 5% of the votes attributable to outstanding shares of a GSVIT Fund's stock:

Name of Fund	Name and Address of Owner	Type of Ownership	Percentage of Fund
CORESM U.S. Equity Fund	Sun Life of Canada (U.S.) P.O. Box 9134 Wellesley Hills, MA 02481-9134	Record	7.86%
	IDS Life Insurance Co. A/C 1 Investment Acctg — Managed Assets 1646 AXP Financial Center Minneapolis, MN 55474-0001	Record	34.01%
	IDS Life Insurance Co. A/C 2 Investment Acctg — Managed Assets 1646 AXP Financial Center Minneapolis, MN 55474-0001	Record	35.00%
	IDS Life Insurance Corp. FUE 340 AXP Financial Center Minneapolis, MN 55474-0001	Record	7.33%
Capital Growth Fund	Sun Life of Canada (U.S.) P.O. Box 9134 Wellesley Hills, MA 02481-9134	Record	11.52%
	The Ohio National Life Insurance Company Attn: Dennis Taney One Financial Way Cincinnati, OH 45242-5851	Record	33.37%
	Mass Mutual Life Insurance Attn: Fund Operations N255 1295 State Street Springfield, MA 01111-0002	Record	10.96%
	C M Life Insurance Co. Attn: Fund Operations N255 1295 State Street Springfield, MA 01111-0001	Record	8.90%

	Farmers New World Life — VA Attn: Heather Smith 3003 77th Ave SE Mercer Island, WA 98040-2890	Record	18.58%
	Farmers New World Life — VUL Attn: Heather Smith 3003 77th Ave SE Mercer Island, WA 98040-2890	Record	6.19%
CORESM Small Cap Equity Fund	Sun Life of Canada (U.S.) P.O. Box 9134 Wellesley Hills, MA 02481-9134	Record	9.37%
	IDS Life Insurance Co. A/C 1 Investment Acctg — Managed Assets 1646 AXP Financial Center Minneapolis, MN 55474-0001	Record	35.98%
	IDS Life Insurance Co. A/C 2 Investment Acctg — Managed Assets 1646 AXP Financial Center Minneapolis, MN 55474-0001	Record	29.72%
	IDS Life Insurance Corp. FSE 340 AXP Financial Center Minneapolis, MN 55474-0001	Record	13.13%
International Equity Fund	Lincoln Benefit Life Attn: Cheryl Meyer 2940 S 84th Street Lincoln, NE 68506-4142	Record	18.45%
	Metlife Investors Insurance Company D/B/A Cova Variable Annuity A/C # 1 Attn: Bill Flory 4700 Westown Pkwy STE 200 W Des Moines, IA 50266-6718	Record	12.25%
	Sun Life of Canada (U.S.) P.O. Box 9134 Wellesley Hills, MA 02481-9134	Record	45.51%
	Mass Mutual Life Insurance Attn: Fund Operations N255 1295 State Street Springfield, MA 01111-0002	Record	14.51%

Growth and Income Fund	Metlife Investors Insurance Company D/B/A Cova Variable Annuity A/C # 1 Attn: Ian Steward 4700 Westown Pkwy STE 200 W Des Moines, IA 50266-6718	Record	10.51%
	Sun Life of Canada (U.S.) P.O. Box 9134 Wellesley Hills, MA 02481-9134	Record	13.06%
	The Ohio National Life Insurance Company Attn: Dennis Taney One Financial Way Cincinnati, OH 45242-5851	Record	25.72%
	GE Life & Annuity Assurance Co Attn: Variable Accounting 6610 W Broad Street Richmond, VA 23230-1702	Record	46.87%

        As of the Record Date, the Trustees and officers of GSVIT, as a group, beneficially owned less than 1% of the outstanding shares of each GSVIT Fund.

Solicitation of Voting Instructions

        Voting instructions are being solicited by mail. Additional solicitations may be made by telephone or facsimile or by personal contact by officers or employees of PLICO or PLAICO or their affiliates or by proxy soliciting firms retained by them. In addition, PLICO or PLAICO may reimburse persons holding shares in their names or names of their nominees for expenses incurred in forwarding solicitation material to their shareholders. The cost of the solicitation shall be shared by PIA and GSAM, with PIA paying two-thirds of such cost, and GSAM paying the remaining one-third of such cost.

        Owners also may vote by telephone by calling 1-888-221-0697 and following the instructions. PLICO's voting agent may use reasonable procedures (such as requiring an identification number) to verify the authenticity of voters using the telephone voting facilities. Your voting authentication number is found on the accompanying Voting Instruction Form.

Quorum

        The presence, in person or by proxy, of the holders of one-third of the outstanding votes of a Fund eligible to be cast at the close of business on the Record Date constitute a quorum for a Meeting. However, because PLICO and PLAICO hold of record all the outstanding shares of each Fund, all such shares will be present at the meeting.

Adjournments

        In the event that sufficient votes to approve a proposal are not received, PLICO and PLAICO may propose one or more adjournments of a Meeting to permit further solicitation of voting instructions. Any such adjournment will require an affirmative vote by the holders of a majority of the votes eligible to be cast and present at the Meeting. In determining whether to adjourn the Meeting with respect to a proposal, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to owners with respect to the reasons for the solicitation. Generally, votes cast in favor of a proposal will be voted in favor of adjournment while votes cast against a proposal will be voted against adjournment. PLICO and PLAICO will vote upon such adjournment after consideration of the best interests of all owners.

OTHER INFORMATION

Shareholder Proposals

        As a general matter, the Company does not hold annual meetings of shareholders. Shareholders wishing to submit proposals for inclusion in a proxy statement for a subsequent shareholder's meeting should send their written proposals to the Secretary of the Company, 2801 Highway 280 South, Birmingham, Alabama 35223.

Other Business

        PIA and the Company know of no business to be presented to the Meetings other than the matters set forth in this Proxy Statement/Prospectus.

Available Information

        The Funds and GSVIT Funds are each subject to the information requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith, each files reports and other information with the SEC. Reports, proxy statements, registration statements and other information may be inspected without charge and copied at the Public Reference Room maintained by the SEC at 450 Fifth Street, N.W., Washington, DC 20549, and at the following regional offices of the SEC: (1) with respect to the Funds, at 1401 Brickell Avenue, Suite 200, Miami, Florida 33131, and (2) with respect to the GSVIT Funds, at 175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60604. Copies of such materials may also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, DC 20549 at prescribed rates.

Independent Auditors

        The audited financial statements and related report of PricewaterhouseCoopers LLP, independent auditors for the Funds, contained in the Funds' 2002 Annual Report are incorporated by reference into the Reorganization Statement of Additional Information. The financial statements in the Funds' Annual Report have been incorporated by reference in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

        The audited financial statements and related report of Ernst & Young LLP, independent auditors for the GSVIT Funds, contained in each GSVIT Fund's 2002 Annual Report are incorporated by reference into the Reorganization Statement of Additional Information. The financial statements in each GSVIT Fund's Annual Report have been incorporated by reference in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. The financial highlights included in each GSVIT Fund's Annual Report for periods ended on or before December 31, 1999 were audited by the GSVIT Funds' former independent auditors.

Appendix A

AGREEMENT AND PLAN OF REORGANIZATION

        This AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") dated as of October 30, 2003 by and between Protective Investment Company, a Maryland corporation ("PIC"), on behalf of several of its investment portfolios listed on Exhibit A hereto (the "PIC Funds"), and the Goldman Sachs Variable Insurance Trust, a Delaware statutory trust ("GSVIT" and, together with PIC, the "Parties"), on behalf of several of its investment portfolios listed on Exhibit A hereto (the "GSVIT Funds"). Protective Investment Advisors, Inc., a Tennessee corporation, ("PIA") joins this Agreement solely for purposes of Article VIII and paragraph 5.12 and Goldman Sachs Asset Management, L.P., a New York limited partnership, ("GSAM") joins this Agreement solely for purposes of Article VIII and paragraph 5.12; and Goldman Sachs Asset Management International, L.P., a company organized under the laws of the United Kingdom ("GSAMI"), joins this Agreement solely for purposes of paragraph 5.12.

RECITALS:

        PIC issues a separately designated series of shares of capital stock representing an interest in each PIC Fund. Likewise, GSVIT issues a separately designated series of shares of beneficial interest representing an interest in each GSVIT Fund.

        The Parties wish to conclude a series of business combination transactions under the terms set forth in this Agreement in which: (1) the Fund Assets of each PIC Fund will be transferred to a corresponding GSVIT Fund in exchange for GSVIT shares of a series representing an interest in the corresponding GSVIT Fund and the assumption by that GSVIT Fund of the corresponding PIC Fund's Liabilities, and (2) shares of a series representing an interest in the GSVIT Fund will be distributed to holders of PIC shares of a series representing an interest in the corresponding PIC Fund (the "Reorganization").

        The Parties intend this Agreement to be, and adopt it as, a plan of reorganization within the meaning of the regulations under Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code").

        The Board of Directors of PIC (the "PIC Board"), including a majority of directors who are not interested persons of PIC, has determined with respect to each PIC Fund that (1) participation in its Fund Transaction is in the best interests of the PIC Fund and its Beneficial Shareholders, and (2) the interests of existing Beneficial Shareholders of the PIC Fund will not be diluted as a result of its Fund Transaction.

        The Board of Trustees of GSVIT (the "GSVIT Board"), including a majority of trustees who are not interested persons of GSVIT, has determined with respect to each GSVIT Fund that (1) participation in its Fund Transaction is in the best interests of the GSVIT Fund and its Beneficial Shareholders, and (2) the interests of existing Beneficial Shareholders of the GSVIT Fund will not be diluted as a result of its Fund Transaction.

        NOW THEREFORE, in consideration of the mutual promises, representations, and warranties made herein, covenants and agreements hereinafter contained, and for other good and valuable consideration, the receipt and sufficiency of which are acknowledged, the Parties agree as follows:

ARTICLE I

THE REORGANIZATION AND FUND TRANSACTIONS

        1.1    The Reorganization and Fund Transactions.    In accordance with Title 3 of the General Corporation Law of the State of Maryland (the "GCLM") and Title 12 of the Delaware Code (the

"Delaware Law"), on the Closing Date, upon the terms and subject to the conditions of this Agreement, and on the basis of the representations and warranties contained herein, PIC shall assign, deliver and otherwise transfer the Fund Assets of each PIC Fund to GSVIT which shall assign the Fund Assets of each PIC Fund that it receives to the GSVIT Fund set opposite such PIC Fund on Exhibit A hereto (each such pair of corresponding GSVIT Funds and PIC Funds, a "Transaction Party" of the other), and GSVIT shall assume the Liabilities of each PIC Fund and shall assign the Liabilities of each PIC Fund that it assumes to that PIC Fund's Transaction Party. In consideration of this, GSVIT shall on the Closing Date deliver to PIC full and fractional (to the third decimal place) shares of beneficial interest of each series representing an interest in a GSVIT Fund, the number of which shall be determined for each series by dividing (a) the value of the Fund Assets of its PIC Fund Transaction Party, net of such PIC Fund's known Liabilities (computed as of the Valuation Time in the manner set forth in paragraph 2.1), by (b) the net asset value of one share of the series representing an interest in that GSVIT Fund (computed as of the Valuation Time in the manner set forth in paragraph 2.2). (Each such transaction between a PIC Fund and its Transaction Party is hereinafter referred to as a "Fund Transaction.")

        1.2    PIC Fund Assets.

          (a)   At least fifteen Business Days prior to the Closing Date, PIC will provide GSVIT with a schedule of the securities and other assets and known Liabilities of each PIC Fund, and GSVIT will provide PIC with a copy of the current investment objective, principal strategies and restrictions applicable to each GSVIT Fund. PIC reserves the right to sell any of the securities or other assets shown on the list for any PIC Fund prior to the Closing.

          (b)   At least ten Business Days prior to the Closing Date, GSVIT will advise PIC of any investments of a PIC Fund shown on the Fund's schedule which the Fund's Transaction Party would not be permitted to hold under its investment objectives, principal strategies and restrictions or otherwise. In such an event, to the extent practicable, PIC will dispose of such investments prior to the Closing Date. In addition, if it is determined that the portfolios of two Transaction Parties, when aggregated, would contain investments exceeding certain percentage limitations to which a GSVIT Fund is or will be subject with respect to such investments, PIC will, if requested by GSVIT, dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date.

        1.3    Assumption of Liabilities.    PIC will endeavor to discharge all of the known Liabilities and obligations of each PIC Fund prior to the Closing Date. GSVIT will assume the Liabilities of each PIC Fund, assigning these to the appropriate Transaction Party of each. Notwithstanding the foregoing, GSVIT and its Funds shall not assume: (1) the contingent Liabilities of PIC and the PIC Funds related to Alabama state taxes as described in Schedule 1.3, and (2) any other Liability that the Parties agree GSVIT and its Funds shall not assume as described in Schedule 1.3.

        1.4    Assumption of Indemnification.    GSVIT agrees to assume the obligation of PIC to indemnify and hold harmless the directors of PIC who are not "interested persons" of PIC (as defined in Section 2(a)(19) of the 1940 Act) ("independent directors") for their actions in their capacity as such prior to the Reorganization, including the obligation to advance expenses, to the maximum extent permitted by Law and as set forth in PIC's articles of incorporation and by-laws. Pursuant to this paragraph 1.4, this indemnification obligation shall become the obligation and liability of GSVIT and any successor thereto. In furtherance thereof, GSVIT shall not approve or effect, in respect of itself or on behalf of any GSVIT Fund, at any time during the six years following the Closing, any merger, consolidation or corporate reorganization, or any sale (in a single transaction or series of related transactions) of all or substantially all of the assets of GSVIT or any GSVIT Fund, unless under the terms of the transaction the surviving successor or transferee entity is contractually bound by the obligations described in this paragraph 1.4. With respect to GSVIT's assumption of indemnification, the independent directors of PIC shall make reasonable efforts to file appropriate claims under the insurance policy provided for by paragraph 5.13 before seeking to rely on the indemnities provided herein.

        1.5    Distribution of GSVIT Shares.    Promptly after the Closing, PIC will distribute the shares representing an interest in each GSVIT Fund received by it from GSVIT pursuant to paragraph 1.1, pro-rata to the record holders of the shares of each GSVIT Fund's Transaction Party determined as of the close of regular trading on the New York Stock Exchange ("NYSE") on the Closing Date (the "Effective Time") in complete liquidation of each such Transaction Party. Such distribution will be accomplished by an instruction, signed by an appropriate officer of PIC, to transfer the GSVIT shares then credited to each PIC Fund's account on the Books and Records of GSVIT and to open accounts on the Books and Records of GSVIT established and maintained by GSVIT's transfer agent in the names of record holders of each series of PIC shares and representing the respective pro-rata number of each series of shares of GSVIT due to such record holder. All issued and outstanding PIC shares will be cancelled simultaneously therewith by PIC on PIC's Books and Records. Any such shares issued and outstanding prior to such cancellation shall thereafter represent only the right to receive the GSVIT Fund Shares issued to such PIC Fund in accordance with paragraph 1.1 above. In addition, each recordholder of a PIC Fund shall have the right to receive any unpaid dividends or other distributions which were declared with respect to his/her or its shares of such PIC Fund before the Effective Time.

        1.6    Liquidation of PIC Funds/Dissolution and Deregistration of PIC.    As soon as conveniently practicable after the distribution of GSVIT shares pursuant to paragraph 1.5 has been made, PIC shall pay or make provision for payment of any Liabilities and obligations of the PIC Funds expressly not assumed by GSVIT (as shown on Schedule 1.3). Thereafter, if all of the Fund Transactions close, PIC shall file Articles of Dissolution for record with the Maryland State Department of Assessments and Taxation and shall file an application for an order of the SEC pursuant to Section 8(f) of the 1940 Act, declaring that it has ceased to be an investment company and shall take, in accordance with the GCLM and the 1940 Act, all such other steps as may be necessary or appropriate to effect a complete liquidation and termination of the PIC Funds, dissolution of PIC and deregistration of PIC under the 1940 Act. If any one of the Fund Transactions does not close on the Closing Date (or if PIC does not liquidate the investment portfolio not covered by this Agreement), PIC shall file Articles of Amendment eliminating the designation of the PIC Funds for which Fund Transactions close from its articles of incorporation for record with the Maryland State Department of Assessments and Taxation and shall take, in accordance with the GCLM, all such other steps as may be necessary or appropriate to effect a complete liquidation and termination of the PIC Funds. Any reporting obligation, including but not limited to, the filing of any Form N-SAR, Rule 24f-2 notice or federal, state or local tax returns, or other responsibility of PIC is and shall remain PIC's responsibility until it is dissolved and deregistered.

        1.7    Transfer Taxes.    Any transfer taxes payable on issuance of GSVIT shares in a name other than that of the record holder on PIC's books of each series of its shares constructively exchanged therefor, shall be paid by the Person to whom the GSVIT shares are issued as a condition of that transfer.

ARTICLE II

VALUATION

        2.1.    Net Asset Value of the PIC Funds.    The net asset value of each PIC Fund shall be the net asset value computed as of the close of regular trading on the NYSE on the Closing Date (such time and date being the "Valuation Time"), after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures described in the then-current prospectus and statement of additional information of its corresponding GSVIT Fund.

        2.2.    Net Asset Value of the GSVIT Funds.    The net asset value of each GSVIT Fund shall be the net asset value computed as of the Valuation Time, using the valuation procedures set forth in the GSVIT Fund's then-current prospectus and statement of additional information.

        2.3.    Calculation of Number of GSVIT Fund Shares.    The number of GSVIT Fund shares to be issued (including fractional shares, if any) in connection with each Fund Transaction shall be determined by dividing the value of the net assets of a PIC Fund determined in accordance with the valuation procedures referred to in paragraph 2.1, by the net asset value per share of its Transaction Party determined in accordance with the valuation procedures referred to in paragraph 2.2.

        2.4.    Joint Direction of Calculation.    All computations of net asset value and the value of securities transferred under this Article II shall be made by State Street under the joint direction of the following entities, in accordance with its regular practice and the requirements of the 1940 Act: (a) PIA, the investment manager to the PIC Funds, (b) GSAM, the investment adviser to certain of the GSVIT Funds (namely, Goldman Sachs CORESM U.S. Equity Fund, Goldman Sachs Capital Growth Fund, Goldman Sachs CORESM Small Cap Equity Fund and Goldman Sachs Growth and Income Fund) and the investment subadviser to certain of the PIC Funds (namely, the Protective CORESM U.S. Equity Fund, Protective Capital Growth Fund, Protective Small Cap Value Fund, and Protective Growth and Income Fund), and (c) GSAMI, the investment adviser to the GSVIT International Equity Fund and the investment subadviser to the Protective International Equity Fund.

ARTICLE III

CLOSING AND CLOSING DATE

        3.1    Closing.    The closing of the Fund Transactions (the "Closing") will take place at the offices of GSAM, 32 Old Slip, New York, N.Y. 10005, or at such other place as the Parties mutually agree, on December 19, 2003, at 4:00 p.m., Eastern Time, or on such other date or time as the Parties mutually agree (the "Closing Date").

        3.2.    Transfer and Delivery of Fund Assets.    PIC shall direct State Street Bank and Trust Company, the custodian for both PIC and GSVIT ("Custodian"), to deliver to GSVIT at the Closing a certificate of an authorized officer certifying that: (a) the Fund Assets of each PIC Fund have been delivered in proper form to GSVIT within two Business Days prior to or on the Closing Date, and (b) all necessary taxes in connection with the delivery of such Fund Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. At least five Business Days prior to the Closing Date, the Custodian shall present for examination those Fund Assets represented by a certificate or other written instrument to those Persons at the Custodian who have primary responsibility for the safekeeping of the GSVIT Fund's assets. PIC shall endorse and deliver, or transfer by appropriate transfer or assignment documents, such certificates and other written instruments as of the Closing Date for the account of the appropriate GSVIT Fund in proper form for transfer and in such condition as to constitute good delivery thereof. The Custodian shall deliver other Fund Assets to those Persons at the Custodian who have primary responsibility for the safekeeping of the assets of the GSVIT Funds as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and of each securities depository (as defined in Rule 17f-4 and Rule 17f-7 under the 1940 Act) in which such Fund Assets are held.

        3.3.    GSVIT Share Records.    PIC shall direct its transfer agent to deliver to GSVIT at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the record holders and the number and percentage ownership (to three decimal places) of each series of outstanding PIC shares owned by each record holder immediately prior to the Closing. GSVIT shall deliver to the Secretary of PIC a confirmation evidencing that: (a) the appropriate number of each series of GSVIT shares have been credited to the account of each PIC Fund on the books of the PIC Fund's Transaction Party pursuant to paragraph 1.1 prior to the actions contemplated by paragraph 1.5, and (b) the appropriate number of each series of GSVIT shares have been credited to the accounts of record holders of PIC shares on the books of GSVIT pursuant to paragraph 1.5.

        3.4.    Postponement of Closing Date.    If immediately prior to the Valuation Time: (a) the NYSE or another primary trading market for portfolio securities of a GSVIT Fund or PIC Fund is closed to trading, or trading thereupon is restricted, or (b) trading or the reporting of trading on such market is disrupted so that, in the judgment of an appropriate officer of PIC or GSVIT, accurate appraisal of the value of the net assets of that GSVIT Fund or PIC Fund is impracticable, the Closing Date for that Fund Transaction shall be postponed until the first Business Day after the day when trading shall have been fully resumed and reporting shall have been restored or such later date as the Parties mutually agree.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

        4.1    Representations and Warranties of PIC.    PIC hereby represents and warrants to GSVIT as follows which representations and warranties shall be true and correct on both the date hereof and on the Closing Date (as though made on and as of the Closing Date):

          (a)   PIC is a corporation duly organized, validly existing and in good standing under the Laws of the State of Maryland and is duly qualified, licensed or admitted to do business and is in good standing as a foreign corporation under the Laws of each jurisdiction in which the nature of the business conducted by it makes such qualification, licensing or admission necessary, except in such jurisdictions where the failure to be so qualified, licensed or admitted and in good standing would not, individually or in the aggregate, have a Material Adverse Effect on its properties or assets or the properties or assets of any PIC Fund. PIC has full power under its articles of incorporation and by-laws to conduct its business as it is now being conducted and to own the properties and assets it now owns for itself and on behalf of each PIC Fund. PIC has all necessary approvals from any applicable Governmental or Regulatory Body necessary or desirable to carry on its business as such business is now being carried on.

          (b)   The execution, delivery and performance of this Agreement by PIC on behalf of each PIC Fund and the consummation of the transactions contemplated herein have been duly and validly authorized by the PIC Board, and the Board has approved the Fund Transactions and has resolved to recommend the applicable Fund Transactions to the Beneficial Shareholders of each PIC Fund and to call a special meeting of shareholders of each PIC Fund for the purpose of approving the Fund Transaction for that Fund and this Agreement. Other than the affirmative vote of two-thirds or more of the outstanding votes of each PIC Fund eligible to be cast, no other corporate action on the part of PIC or its Beneficial Shareholders, or the Beneficial Shareholders of each PIC Fund, is necessary to authorize the execution, delivery and performance of this Agreement by PIC on behalf of each PIC Fund or the consummation of each Fund Transaction contemplated herein. This Agreement has been duly and validly executed and delivered by PIC on behalf of each PIC Fund and is a legal, valid and binding obligation of PIC, as it relates to each PIC Fund, enforceable in accordance with its terms (subject to applicable bankruptcy, insolvency, reorganization, moratorium and other Laws affecting the rights of creditors generally and the exercise of judicial discretion in accordance with general principles of equity).

          (c)   The authorized capital of PIC consists of 1 billion (1,000,000,000) shares of common stock, par value one-tenth of one cent ($0.001) per share, of which 600 million (600,000,000) shares is designated and divided into six series of 100 million (100,000,000) shares each. Each series of shares has been duly established and represents a fractional undivided interest in one of the PIC Funds. The PIC shares of each series are duly authorized, validly issued, fully paid and nonassessable. There are no outstanding options, warrants or other rights of any kind to acquire from PIC any shares of any series or equity interests of any PIC Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is PIC committed to issue any stock appreciation or similar rights or options, warrants, rights or securities in connection with any series of capital stock.

          (d)   PIC has no subsidiaries.

          (e)   Except for consents, approvals, or waivers to be received prior to Closing, the execution, delivery or performance of this Agreement by PIC for itself and on behalf of each PIC Fund does not, and the consummation of the transactions contemplated herein will not: (i) violate or conflict with the terms, conditions or provisions of its articles of incorporation or by-laws, or of any contract, agreement, indenture, instrument, or other undertaking to which it is a party or by which it or a PIC Fund is bound, (ii) result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease or other undertaking to which PIC is a party or by which it or a PIC Fund is bound, (iii) result in a breach or violation by PIC or any PIC Fund of any terms, conditions, or provisions of any Law or Order, or (iv) require any consent or approval of, filing with or notice to, any Governmental or Regulatory body.

          (f)    (i) Prior to the execution of this Agreement, PIC has delivered to GSVIT true and complete copies of the audited statements of assets and liabilities of each of the PIC Funds as of December 31, 2002, and the related audited statements of income and changes in net assets and financial highlights for the periods then ended, as well as the unaudited statements of assets and liabilities of each of the Funds as of June 30, 2003, and the related unaudited statements of income and changes in net assets and financial highlights for the periods then ended;

             (ii)  Except as set forth in the notes thereto, all such financial statements were prepared in accordance with accounting principles generally accepted in the United States, consistently applied throughout the periods then ended, and fairly present the financial condition and results of operations of each PIC Fund as of the respective dates thereof and for the respective periods covered thereby subject, in the case of the unaudited financial statements, to normal year-end audit adjustments and the absence of footnotes;

            (iii)  Except as reflected or reserved against in the statement of assets and liabilities included in each PIC Fund's audited December 31, 2002 financial statements or in the notes thereto, or as previously disclosed in writing to GSVIT, there are no liabilities against, relating to or affecting a Fund or any of its properties and assets, other than those incurred in the ordinary course of business consistent with past practice, which, individually or in the aggregate, would have a Material Adverse Effect on PIC or its properties or assets or on any PIC Fund or such Funds' property or assets. In particular, since December 31, 2002, there has not been any material adverse change in the financial condition, properties, assets, liabilities or business of any PIC Fund other than changes occurring in the ordinary course of business. For purposes of this subparagraph 4.1(f), a decline in net asset value of a PIC Fund due to declines in market values of securities in its portfolio, the discharge of liabilities, or the redemption of shares representing an interest in a PIC Fund, shall not constitute a material adverse change.

            (iv)  Except as previously disclosed to GSVIT in writing, and except as have been corrected as required by applicable Law, there have been no material miscalculations of the net asset value of any PIC Fund or the net asset value per share of any series of shares during the twelve-month period preceding the Closing Date and all such calculations have been made in accordance with the applicable provisions of the 1940 Act.

          (g)   The minute books and other similar records of PIC as made available to GSVIT prior to the execution of this Agreement contain a true and complete record of all action taken at all meetings and by all written consents in lieu of meetings of the shareholders of PIC and of each PIC Fund, the PIC Board and committees of the PIC Board. The stock transfer ledgers and other similar records of PIC and of each PIC Fund as made available to GSVIT prior to the execution of this Agreement accurately reflect all record transfers prior to the execution of this Agreement in the capital stock of PIC. PIC does not have any Books and Records that have not been made available to GSVIT.

          (h)   PIC and each PIC Fund have maintained, or caused to be maintained on its behalf, all Books and Records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules thereunder.

          (i)    Except as set forth in writing to GSVIT, there is no Action or Proceeding pending against PIC or, to the best of PIC's knowledge, threatened against, relating to or affecting, PIC or a PIC Fund.

          (j)    No agent, broker, finder or investment or commercial banker, or other Person or firm engaged by or acting on behalf of PIC or a PIC Fund in connection with the negotiation, execution or performance of this Agreement or any other agreement contemplated hereby, or the consummation of the transactions contemplated hereby, is or will be entitled to any broker's or finder's or similar fees or other commissions as a result of the consummation of such transactions.

          (k)   PIC is duly registered as an open-end management investment company under the 1940 Act and under all applicable state and foreign investment company or related Laws, and each PIC Fund is "diversified" within the meaning of Section 5(b)(1) of the 1940 Act. PIC has delivered to GSVIT a true and complete copy of PIC's currently effective Form N-1A registration statement, as filed with the SEC, and has made available to GSVIT state, federal and foreign registration forms, PIC's initial Form N-1A registration statement and amendments thereto for each of the last three fiscal years. In addition, PIC has delivered to GSVIT a true and complete copy of all reports filed by PIC with the SEC under the 1940 Act and the rules promulgated thereunder or otherwise and under similar state and foreign statutes within the last three years, and will provide to GSVIT such forms and reports as are filed from and after the date hereof and prior to the Closing Date. The information contained in such forms and reports was or will be true and complete in all material respects as of the time of filing and, except as indicated on a subsequent form or report filed before the Closing Date, continues to be true and complete in all material respects. Each such registration is in full force and effect.

          (l)    As of the date hereof and at the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of each PIC Fund required by Law to have been filed by such dates (including any extensions) have or shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on such returns and reports shall have been paid or provision shall have been made for the payment thereof and, to the best of PIC's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns. Except as disclosed on Schedule 1.3, to PIC's knowledge, there are no levies, liens, or other encumbrances relating to Taxes existing, threatened or pending with respect to the assets of PIC (or with respect to any assets of any PIC Fund).

          (m)  For each taxable year of its operation (including the taxable year ending on the Closing Date), each PIC Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, and has been eligible to and has computed its federal income tax under Section 852 of the Code.

          (n)   Each PIC Fund has maintained its assets such that, at the close each calendar quarter (or within 30 days thereafter), each PIC Fund was "adequately diversified" within the meaning of Section 817(h) of the Code and Treasury Regulation 1.817-5.

          (o)   All issued and outstanding shares of each PIC Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities Laws, are registered under the 1933 Act and under the Laws of all jurisdictions in which registration is or was required. Such registrations, including any periodic reports or supplemental filings, are, in all material respects, complete, current and have been continuously effective, and all fees required to be paid have been paid. PIC, and each of the PIC Funds, is not subject to any "stop order" and is, and was, fully qualified to sell its shares in each jurisdiction in which such shares are being, or were, registered and sold.

          (p)   The current prospectus and statement of additional information of each PIC Fund and each prospectus and statement of additional information of the PIC Funds used at all times prior to the date of this Agreement conforms, or conformed at the time of its use, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the SEC thereunder, and do not, or did not, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

          (q)   The proxy statement and prospectus and statement of additional information (collectively, the "Proxy Statement/Prospectus") to be included in GSVIT's registration statement on Form N-14 (the "Registration Statement"), and the documents incorporated therein by reference and any amendment or supplement thereto insofar as they relate to PIC and the PIC Funds, each comply or will comply in all material respects with the applicable requirements of the 1933 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder. Each of the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to PIC and the PIC Funds, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading; provided, however, that PIC makes no representations or warranties as to the information contained in the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to GSVIT or the GSVIT Funds and furnished by GSVIT to PIC specifically for use in connection with the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto.

          (r)   Except as previously disclosed in writing to GSVIT, PIC and each PIC Fund has, and on the Closing Date will have, good and marketable title to its Fund Assets and full right, power, and authority to sell, assign, transfer and deliver such Fund Assets, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims and equities, and subject to no restrictions on the subsequent transfer thereof.

        4.2    Representations and Warranties of GSVIT.    GSVIT hereby represents and warrants to PIC as follows which representations and warranties shall be true and correct on both the date hereof and on the Closing Date (as though made on and as of the Closing Date):

          (a)   GSVIT is a statutory trust duly organized, validly existing and in good standing under the Laws of the State of Delaware and is duly qualified, licensed or admitted to do business and is in good standing as a foreign association under the Laws of each jurisdiction in which the nature of the business conducted by it makes such qualification, licensing or admission necessary, except in such jurisdictions where the failure to be so qualified, licensed or admitted and in good standing would not, individually or in the aggregate, have a Material Adverse Effect on its properties or assets or the properties or assets of any GSVIT Fund. GSVIT has full power under its agreement and declaration of trust and amended and restated by-laws to conduct its business as it is now being conducted and to own the properties and assets it now owns for itself and on behalf of each GSVIT Fund. GSVIT has all necessary approvals from any applicable Governmental or Regulatory Body necessary or desirable to carry on its business as such business is now being carried on.

          (b)   The execution, delivery and performance of this Agreement by GSVIT on behalf of each GSVIT Fund and the consummation of the transactions contemplated herein have been duly and validly authorized by the GSVIT Board and the Board has approved the Fund Transactions. No other action on the part of GSVIT or its Beneficial Shareholders, or the Beneficial Shareholders of each GSVIT Fund, is necessary to authorize the execution, delivery and performance of this Agreement by GSVIT on behalf of each GSVIT Fund or the consummation of each Fund Transaction contemplated herein. This Agreement has been duly and validly executed and delivered by GSVIT on behalf of each GSVIT Fund and is a legal, valid and binding obligation of GSVIT, as it relates to each GSVIT Fund, enforceable in accordance with its terms (subject to applicable bankruptcy, insolvency, reorganization, moratorium and other Laws affecting the rights of creditors generally and the exercise of judicial discretion in accordance with general principles of equity).

          (c)   The authorized capital of GSVIT is an unlimited number of shares of beneficial interest, with par value of one-tenth of one cent ($0.001) per share. Each series of shares has been duly established and represents a fractional undivided interest in one of the GSVIT Funds. The GSVIT shares of each series are duly authorized, validly issued, fully paid and nonassessable. There are no outstanding options, warrants or other rights of any kind to acquire from GSVIT any shares of any series or equity interests of any GSVIT Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is GSVIT committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with any series of shares.

          (d)   GSVIT has no subsidiaries.

          (e)   Except for consents, approvals, or waivers to be received prior to Closing, the execution, delivery or performance of this Agreement by GSVIT for itself and on behalf of each GSVIT Fund does not, and the consummation of the transactions contemplated herein will not: (i) violate or conflict with the terms, conditions or provisions of its agreement and declaration of trust or amended and restated by-laws, or of any contract, agreement, indenture, instrument, or other undertaking to which it is a party or by which it or a GSVIT Fund is bound, (ii) result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease or other undertaking to which GSVIT is a party or by which it or a GSVIT Fund is bound, (iii) result in a breach or violation by GSVIT or a GSVIT Fund of any terms, conditions, or provisions of any Law or Order, or (iv) require any consent or approval of, filing with or notice to, any Governmental or Regulatory body.

          (f)    (i) Prior to the execution of this Agreement, GSVIT has delivered to PIC true and complete copies of the audited statements of assets and liabilities of each of the GSVIT Funds as of December 31, 2002, and the related audited statements of income and changes in net assets and financial highlights for the periods then ended, as well as the unaudited statements of assets and liabilities of each of the Funds as of June 30, 2003, and the related unaudited statements of income and changes in net assets and financial highlights for the periods then ended;

             (ii)  Except as set forth in the notes thereto, all such financial statements were prepared in accordance with accounting principles generally accepted in the United States, consistently applied throughout the periods then ended, and fairly present the financial condition and results of operations of each GSVIT Fund as of the respective dates thereof and for the respective periods covered thereby subject, in the case of the unaudited financial statements, to normal year-end audit adjustments and the absence of footnotes;

            (iii)  Except as reflected or reserved against in the statement of assets and liabilities included in each GSVIT Fund's audited December 31, 2002 financial statements or in the notes thereto, or as previously disclosed in writing to PIC, there are no liabilities against, relating to or affecting a GSVIT Fund or any of its properties and assets, other than those incurred in the ordinary course of business consistent with past practice, which, individually or in the aggregate, would have a Material Adverse Effect on GSVIT or its properties or assets or on any GSVIT Fund or such Funds' property or assets. In particular, since December 31, 2002, there has not been any material adverse change in the financial condition, properties, assets, liabilities or business of any GSVIT Fund other than changes occurring in the ordinary course of business. For purposes of this subparagraph 5.1(f), a decline in net asset value of a GSVIT Fund due to declines in market values of securities in its portfolio, the discharge of liabilities, or the redemption of shares representing an interest in a GSVIT Fund, shall not constitute a material adverse change.

            (iv)  Except as previously disclosed to PIC in writing, and except as have been corrected as required by applicable Law, there have been no material miscalculations of the net asset value of any GSVIT Fund or the net asset value per share of any series of shares during the twelve-month period preceding the Closing Date and all such calculations have been made in accordance with the applicable provisions of the 1940 Act.

          (g)   The minute books and other similar records of GSVIT as made available to PIC prior to the execution of this Agreement contain a true and complete record of all action taken at all meetings and by all written consents in lieu of meetings of the shareholders of GSVIT and of each GSVIT Fund, the GSVIT Board and committees of the GSVIT Board. The stock transfer ledgers and other similar records of GSVIT and of each GSVIT Fund as made available to PIC prior to the execution of this Agreement accurately reflect all record transfers prior to the execution of this Agreement in the shares of GSVIT. GSVIT does not have any Books and Records that have not been made available to PIC.

          (h)   GSVIT and each GSVIT Fund have maintained, or caused to be maintained on its behalf, all Books and Records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules thereunder.

          (i)    Except as set forth in writing to PIC, there is no Action or Proceeding pending against or, to the best of GSVIT's knowledge, threatened against, relating to or affecting, GSVIT or a GSVIT Fund.

          (j)    No agent, broker, finder or investment or commercial banker, or other Person or firm engaged by or acting on behalf of GSVIT or a GSVIT Fund in connection with the negotiation, execution or performance of this Agreement or any other agreement contemplated hereby, or the consummation of the transactions contemplated hereby, is or will be entitled to any broker's or finder's or similar fees or other commissions as a result of the consummation of such transactions.

          (k)   GSVIT is duly registered as an open-end management investment company under the 1940 Act and under all applicable state and foreign investment company or related Laws, and each GSVIT Fund is "diversified" within the meaning of Section 5(b)(1) of the 1940 Act. GSVIT has delivered to PIC a true and complete copy of GSVIT's currently effective Form N-1A registration statement, as filed with the SEC, and has made available to PIC state, federal and foreign registration forms, GSVIT's initial Form N-1A registration statement and amendments thereto for each of the last three fiscal years. In addition, GSVIT has delivered to PIC a true and complete copy of all reports filed by GSVIT with the SEC under the 1940 Act and the rules promulgated thereunder or otherwise and under similar state and foreign statutes within the last three years, and will provide to PIC such forms and reports as are filed from and after the date hereof and prior to the Closing Date. The information contained in such forms and reports was or will be true and complete in all material respects as of the time of filing and, except as indicated on a subsequent form or report filed before the Closing Date, continues to be true and complete in all material respects. Each such registration is in full force and effect.

          (l)    As of the date hereof and at the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of each GSVIT Fund required by Law to have been filed by such dates (including any extensions) have or shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on such returns and reports shall have been paid or provision shall have been made for the payment thereof and, to the best of GSVIT's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns. To GSVIT's knowledge, there are no levies, liens, or other encumbrances relating to Taxes existing, threatened or pending with respect to the assets of GSVIT (or with respect to any assets of any GSVIT Fund).

          (m)  For each taxable year of its operation, each GSVIT Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, and has been eligible to and has computed its federal income tax under Section 852 of the Code.

          (n)   Each GSVIT Fund has maintained its assets such that, at the close each calendar quarter (or within 30 days thereafter), each GSVIT Fund was "adequately diversified" within the meaning of Section 817(h) of the Code and Treasury Regulation 1.817-5.

          (o)   All issued and outstanding shares of each GSVIT Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities Laws, are registered under the 1933 Act and under the Laws of all jurisdictions in which registration is or was required. Such registrations, including any periodic reports or supplemental filings, are, in all material respects, complete, current and have been continuously effective, and all fees required to be paid have been paid. GSVIT, and each of the GSVIT Funds, is not subject to any "stop order" and is, and was, fully qualified to sell its shares in each jurisdiction in which such shares are being, or were, registered and sold.

          (p)   The current prospectus and statement of additional information of each GSVIT Fund and each prospectus and statement of additional information of the GSVIT Funds used at all times prior to the date of this Agreement conforms, or conformed at the time of its use, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the SEC thereunder, and do not, or did not, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

          (q)   The Proxy Statement/Prospectus to be included in the Registration Statement, and the documents incorporated therein by reference and any amendment or supplement thereto insofar as they relate to GSVIT and the GSVIT Funds, each comply or will comply in all material respects with the applicable requirements of the 1933 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder. Each of the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to GSVIT and the GSVIT Funds, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading; provided, however, that GSVIT makes no representations or warranties as to the information contained in the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to PIC or the PIC Funds and furnished by PIC to GSVIT specifically for use in connection with the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto.

          (r)   The investment management agreement between GSVIT on behalf of each GSVIT Fund and GSAM or GSAMI, the amended and restated distribution agreement, dated February 3, 2000, between GSVIT and Goldman Sachs, & Co., and the custody agreement dated December 31, 1997, between GSVIT and the Custodian, have been duly authorized, executed and delivered by GSVIT, are valid and legally binding obligations of GSVIT and comply in all material respects with the applicable requirements of the 1940 Act.

ARTICLE V

COVENANTS AND AGREEMENTS

        5.1    Conduct of Business.    After the date of this Agreement and on or prior to the Closing Date, PIC and GSVIT will conduct the businesses of the PIC Funds and the GSVIT Funds, respectively, only in the ordinary course, it being understood that such ordinary course of business shall include the declaration and payment customary dividends and distributions.

        5.2    Portfolio Investments.    PIC has furnished GSVIT with a schedule of each PIC Fund's portfolio investments as of the date of this Agreement. The PIC Funds may sell any of such investments and will confer with GSVIT concerning, and keep GSVIT apprised of, any additional investments made for the PIC Funds. GSVIT has furnished PIC with a statement of the GSVIT Funds' investment objectives, principal strategies and restrictions and will, within a reasonable time prior to the Closing Date, provide PIC with a list of the investments, if any, held by the PIC Funds that do not conform to the stated investment objectives, principal strategies and restrictions of the GSVIT Funds, including those investments that when aggregated would exceed certain percentage limitations applicable to the GSVIT Funds. PIC will consult with GSVIT about selling or otherwise disposing of any such investments, or an amount thereof sufficient to avoid violating applicable limitations, prior to the Closing Date. Notwithstanding the foregoing, the Protective Small Cap Value Fund may liquidate substantially all of its assets prior to the Fund Transactions.

        5.3    Shareholders' Meeting.    PIC will call, convene and hold a meeting of shareholders of the PIC Funds as soon as practicable, but not later than December 9, 2003 or such other date as mutually agreed upon by the Parties, in accordance with applicable Law and its articles of incorporation and by-laws, for the purpose of approving this Agreement and the transactions contemplated herein, and for such other purposes as may be necessary or desirable, and the PIC Board will recommend a favorable vote thereon. PLICO, on behalf of PIC, will solicit voting instructions from owners of variable annuity contracts and variable life insurance contracts issued by it and, in accordance with such instructions, vote on the matters to be acted upon at such meeting. In the event that for any Fund insufficient instructions are received for PLICO to vote at a shareholders meeting, the meeting may be adjourned in order to permit further solicitation of voting instructions.

        5.4    Proxy Statement/Prospectus and Registration Statement.    PIC and GSVIT each will cooperate with each other in the preparation of the Proxy Statement/Prospectus and Registration Statement and cause the Registration Statement to be filed with the SEC as promptly as practicable after execution of this Agreement. Upon effectiveness of the Registration Statement, PIC will cause the Proxy Statement/Prospectus to be delivered to Beneficial Shareholders of the PIC Funds entitled to vote on this

Agreement and the transactions contemplated herein at least thirty days prior to the date of the shareholders meeting called pursuant to Section 5.3.

        5.5    Information.    PIC and GSVIT will furnish to one another, and the other's accountants, legal counsel and other representatives, throughout the period prior to the Closing, all such information concerning the PIC Funds and the GSVIT Funds, respectively, and their business and properties as may reasonably be requested by the other Party.

        5.6    Notice of Material Changes.    Each Party will notify the other Party of any Material Adverse Effect to such Party as soon as practicable following any event causing such an Effect.

        5.7    Financial Statements.    At the Closing, PIC will deliver to GSVIT a statement of assets and liabilities of each PIC Fund, together with a schedule of portfolio investments, and related statement of operations and statement of changes in net assets for the period commencing on January 1, 2003 and ending on December 19, 2003. These financial statements will present fairly the financial position and portfolio investments of each PIC Fund and the results of its operations as of and for the period ending on the date of such statements in conformity with accounting principles generally accepted in the United States applied on a consistent basis, and there will be no material contingent liabilities of any PIC Fund not disclosed in said financial statements. These financial statements shall be certified by the Treasurer of PIC as complying with the requirements of the preceding sentence. PIC also will deliver to GSVIT on or before the Closing Date, the detailed tax-basis accounting records for each security or other investment to be transferred to GSVIT hereunder, which shall be prepared in accordance with the requirements for specific identification tax-lot accounting and clearly reflect the bases used for determination of gain and loss realized on the partial sale of any security to be transferred to the GSVIT Funds. As promptly as practicable, but in any case within sixty days after the Closing Date, PIC will furnish GSVIT, in such form as is reasonably satisfactory to GSVIT, a statement of the earnings and profits of the PIC Funds for federal income tax purposes, which statement shall be certified by the treasurer of PIC.

        5.8    Articles of Transfer.    As soon as practicable after the shareholders of the PIC Funds have approved this Agreement and the transactions contemplated herein, and in any event no later than the Closing Date, PIC and GSVIT will execute and file with the Maryland State Department of Assessments and Taxation the articles of transfer.

        5.9    Orderly Liquidation.    Between the date of the meeting of shareholders of the Protective Small Cap Value Fund and the Closing Date, PIC and GSVIT shall cooperate in the orderly liquidation of the Fund's investment portfolio in such a manner as to seek to minimize the transaction costs including any imputed "market impact" costs.

        5.10    Other Necessary Action.    PIC and GSVIT will each take all necessary corporate or other action and use its best efforts to complete all filings and obtain all governmental and other consents and approvals required for consummation of the transactions contemplated by this Agreement.

        5.11    Dividends.    Prior to the Closing Date, each PIC Fund will declare a dividend, with a record date and ex-dividend date prior to the Closing Date, which, together with all previous dividends, will have the effect of distributing to its shareholders all of the respective PIC Fund's investment company taxable income, if any, for the taxable periods or years ended on or before December 31, 2002 and for the subsequent period up to and including the Closing Date, and all of the PIC Fund's net capital gain, if any, recognized in the taxable periods or years ended on or before December 31, 2002 and in the subsequent period up to and including the Closing Date.

        5.12    Expense Limits.    From the Closing Date until June 30, 2005, GSAM will, by assuming or reimbursing expenses, or otherwise, limit the expenses of each GSVIT Fund (excluding taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to the following percentages of average daily net assets on an annual basis:

Goldman Sachs CORESM U.S. Equity Fund	0.90%
Goldman Sachs Capital Growth Fund	0.90%
Goldman Sachs CORESM Small Cap Equity Fund	0.90%
Goldman Sachs International Equity Fund	1.20%
Goldman Sachs Growth and Income Fund	0.90%

        5.13    Insurance.    PIA (or PLICO on behalf of PIA) shall maintain officers & directors errors and omissions insurance coverage ("Tail Coverage") for each of the independent directors for a period of five years after the Closing Date at the same levels (i.e., the same coverage amounts and deductibles) as PLICO and its affiliates maintain for their officers and directors. Such Tail Coverage shall not require an independent director of PIC to seek indemnication from GSVIT prior to, or as a condition of, the making of a claim or the payment of a claim under such Tail Coverage.

ARTICLE VI

CONDITIONS PRECEDENT

        6.1    Conditions Precedent to Obligations of PIC.    The obligation of PIC to conclude the transactions provided for herein shall be subject, at its election, to the performance by GSVIT of all of the obligations to be performed by it hereunder on or before the Closing Date and to the condition that the representations and warranties of GSVIT contained in this Agreement are true and correct as of the Closing Date (as though made on and as of the Closing Date), and, in addition thereto, to the following further conditions:

          (a)   With respect to each PIC Fund, the transfer of Fund Assets to and the assumption of Liabilities by its Transaction Party shall have been duly approved by the requisite affirmative vote of the shareholders of the PIC Fund.

          (b)   GSVIT shall have furnished to PIC the opinion of Drinker Biddle & Reath LLP, dated as of the Closing Date, to the effect that:

              (i)  GSVIT is a statutory trust duly organized and validly existing in good standing under Delaware Law and has full power under its agreement and declaration of trust and amended and restated by-laws to conduct its business as it is now being conducted and to own the properties and assets it now owns;

             (ii)  GSVIT is registered with the SEC under the 1940 Act as an open-end management investment company and each GSVIT Fund is "diversified" within the meaning of the 1940 Act;

            (iii)  GSVIT is authorized to issue an unlimited number of $0.001 par value shares of beneficial interest in six series; each series has been duly established and the GSVIT shares to be issued and delivered by GSVIT pursuant to this Agreement have been duly authorized for issuance and, when issued and delivered as provided herein, will be validly issued, fully paid and non-assessable under Delaware Law; and no preemptive rights of shareholders exist with respect to any such shares or the issue or delivery thereof;

            (iv)  except as set forth in the Proxy Statement/Prospectus, such counsel knows of no material legal proceedings pending or threatened against GSVIT;

             (v)  this Agreement has been duly authorized, executed and delivered by GSVIT and, assuming due authorization, execution and delivery by PIC, constitutes a valid and legally binding obligation of GSVIT, enforceable in accordance with its terms, subject to applicable bankruptcy, insolvency, reorganization, moratorium and other Laws affecting the rights of creditors generally and the exercise of judicial discretion in accordance with general principles of equity;

            (vi)  the Registration Statement has become effective under the 1933 Act and, to the knowledge of such counsel, no stop order suspending the effectiveness of the Registration Statement has been issued under the 1933 Act and no proceedings for that purpose have been instituted or threatened by the SEC;

           (vii)  as of the date of its mailing, the Proxy Statement/Prospectus and as of the date of its filing, the Registration Statement (other than the financial statements and other financial and statistical information contained therein, as to which such counsel need express no opinion) comply as to form in all material respects with the applicable requirements of the 1933 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder;

          (viii)  the execution and delivery of this Agreement and the consummation of the transactions herein contemplated do not and will not conflict with or result in a material breach of the terms or provisions of, or constitute a material default under, the agreement and declaration of trust or amended and restated by-laws of GSVIT, or any material agreement or instrument known to such counsel to which GSVIT is a party or by which any properties belonging to the GSVIT Funds may be bound;

            (ix)  the execution and delivery of this Agreement and the consummation of the transactions herein contemplated do not and will not conflict with or result in a material breach or violation by GSVIT or a GSVIT Fund of any terms, conditions, or provisions of any federal securities Law or of Delaware Law; and

             (x)  to the knowledge of such counsel, no consent, approval, authorization, or other action by or filing with any Governmental or Regulatory Body is required in connection with the consummation of the transactions herein contemplated, except such as have been obtained or made under the 1933 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder and the Delaware Law and such as may be required under state securities Laws.

          In rendering such opinion, Drinker Biddle & Reath LLP may rely upon certificates of officers of GSVIT and of public officials as to matters of fact.

          Such opinion (i) shall state that while such counsel have not verified, and are not passing upon and do not assume responsibility for, the accuracy, completeness or fairness of any portion of the Registration Statement or any amendment thereof or supplement thereto, they have generally reviewed and discussed certain information furnished therein with respect to the GSVIT Funds with certain officers of GSVIT and that in the course of such review and discussion no facts came to the attention of such counsel which caused them to believe that, on the effective date of the Registration Statement and any amendment thereof or supplement thereto and only insofar as they relate to the information furnished with respect to GSVIT and the GSVIT Funds, the Registration Statement or any amendment thereof or supplement thereto contained any untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary to make the statements therein not misleading; (ii) shall state that such counsel do not express any opinion or belief as to the financial statements, other financial data, statistical data or information relating to GSVIT and the GSVIT Funds contained or incorporated by reference in the Registration Statement; (iii) may rely on the opinion of other counsel to the extent set forth in such opinion, provided such other counsel is reasonably acceptable to PIC; and (iv) shall state that such opinion is solely for the benefit of the PIC Funds and their directors and officers.

          (c)   GSVIT shall have furnished to PIC a certificate of GSVIT, signed by the principal executive officer and the principal financial officer of GSVIT, dated as of the Closing Date, to the effect that they have examined the Proxy Statement/Prospectus and the Registration Statement (and any supplement thereto) and this Agreement and that:

              (i)  the representations and warranties of GSVIT in this Agreement are true and correct in all material respects on and as of the Closing Date with the same effect as if made on the Closing Date and GSVIT has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to the Closing;

             (ii)  no stop order suspending the effectiveness of the Registration Statement has been issued and no proceedings for that purpose have been instituted or, to GSVIT's knowledge, threatened; and

            (iii)  since the date of the most recent financial statements of the GSVIT Funds included in the Proxy Statement/Prospectus (or any supplement thereto), there has been no Material Adverse Effect on the business or properties of the GSVIT Funds (other than changes in the ordinary course of business, including, without limitation, dividends and distributions in the ordinary course and changes in net asset value per share), except as set forth in or contemplated in the Proxy Statement/Prospectus (or any supplement thereto).

          (d)   Prior to the Closing Date, GSVIT shall have furnished to PIC such further information, certificates and documents, including certified copies of the minutes of the meetings of the GSVIT Board, as PIC may reasonably request.

          (e)   PIC shall have completed to its satisfaction its due diligence review of GSVIT and each GSVIT Fund.

          (f)    The independent directors of PIC shall each have received from PLICO an agreement, reasonably satisfactory to them in form and substance, indemnifying them in connection with: (1) any contingent Liabilities of PIC and the PIC Funds related to Alabama state taxes as described in Schedule 1.3, and (2) any other Liability of PIC and the PIC Funds agreed upon by the Parties as described on Schedule 1.3.

        6.2    Conditions Precedent to Obligations of GSVIT.    The obligation of GSVIT to conclude the transactions provided for herein shall be subject, at its election, to the performance by PIC of all of the obligations to be performed by it hereunder on or before the Closing Date and to the condition that the representations and warranties of PIC contained in this Agreement are true and correct as of the Closing Date (as though made on and as of the Closing Date), and, in addition thereto, to the following further conditions:

          (a)   With respect to each PIC Fund, the transfer of Fund Assets to and the assumption of Liabilities by its Transaction Party shall have been duly approved by the requisite affirmative vote of the shareholders of the PIC Fund.

          (b)   Prior to the Closing Date, each PIC Fund will declare a dividend, with a record date and ex-dividend date prior to the Closing Date, which, together with all previous dividends, will have the effect of distributing to its shareholders all of the respective PIC Fund's investment company taxable income, if any, for the taxable periods or years ended on or before December 31, 2002 and for the subsequent period up to and including the Closing Date, and all of the PIC Fund's net capital gain, if any, recognized in the taxable periods or years ended on or before December 31, 2002 and in the subsequent period up to and including the Closing Date.

          (c)   PIC shall have furnished to GSVIT the opinion of Sutherland Asbill & Brennan LLP, dated as of the Closing Date, to the effect that:

              (i)  PIC is a corporation duly incorporated and validly existing in good standing under the GCLM and has full power under its articles of incorporation and by-laws to conduct its business as it is now being conducted and to own the properties and assets it now owns;

             (ii)  PIC is registered with the SEC under the 1940 Act as an open-end management investment company and each PIC Fund is "diversified" within the meaning of the 1940 Act;

            (iii)  all issued and outstanding PIC shares of each series are duly authorized, validly issued, fully paid and nonassessable, and such shares shall have been cancelled as of the Closing Date;

            (iv)  except as set forth in the Proxy Statement/Prospectus, such counsel knows of no material legal proceedings pending or threatened against PIC;

             (v)  this Agreement has been duly authorized, executed and delivered by PIC and, assuming due authorization, execution and delivery by GSVIT, constitutes a valid and legally binding obligation of PIC, enforceable in accordance with its terms, subject to applicable bankruptcy, insolvency, reorganization, moratorium and other Laws affecting the rights of creditors generally and the exercise of judicial discretion in accordance with general principles of equity;

            (vi)  as of the date of its mailing, the Proxy Statement/Prospectus and as of the date of its filing, the Registration Statement (other than the financial statements and other financial and statistical information contained therein, as to which such counsel need express no opinion) comply as to form in all material respects with the applicable requirements of the 1933 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder;

           (vii)  the execution and delivery of this Agreement and the consummation of the transactions herein contemplated do not and will not conflict with or result in a material breach of the terms or provisions of, or constitute a material default under, the articles of incorporation or by-laws of PIC, or any material agreement or instrument known to such counsel to which PIC is a party or by which any properties belonging to the PIC Funds may be bound;

          (viii)  the execution and delivery of this Agreement and the consummation of the transactions herein contemplated do not and will not conflict with or result in a material breach or violation by PIC or a PIC Fund of any terms, conditions, or provisions of any federal securities Law or the MGCL; and

            (ix)  to the knowledge of such counsel, no consent, approval, authorization or other action by or filing with any Governmental or Regulatory Body is required in connection with the consummation of the transactions herein contemplated, except such as have been obtained or made under the 1933 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder and the GCLM and such as may be required under state securities Laws.

          In rendering such opinion, Sutherland Asbill & Brennan LLP may rely upon certificates of officers of PIC and of public officials as to matters of fact.

          Such opinion (i) shall state that while such counsel have not verified, and are not passing upon and do not assume responsibility for, the accuracy, completeness or fairness of any portion of the Registration Statement or any amendment thereof or supplement thereto, they have generally reviewed and discussed certain information furnished therein with respect to the PIC Funds with certain officers of PIC and that in the course of such review and discussion no facts came to the attention of such counsel which caused them to believe that, on the effective date of the Registration Statement and any amendment thereof or supplement thereto and only insofar as they relate to the information furnished with respect to PIC and the PIC Funds, the Registration Statement or any amendment thereof or supplement thereto contained any untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary to make the statements therein not misleading; (ii) shall state that such counsel do not express any opinion or belief as to the financial statements, other financial data, statistical data or information relating to PIC and the PIC Funds contained or incorporated by reference in the Registration Statement; (iii) may rely on the opinion of other counsel to the extent set forth in such opinion, provided such other counsel is reasonably acceptable to GSVIT; and (iv) shall state that such opinion is solely for the benefit of the GSVIT Funds and their trustees and officers.

          (d)   GSVIT shall have received a letter from PricewaterhouseCoopers LLP dated the date on which the Registration Statement became effective under the 1933 Act and reconfirmed as of the Closing Date, in form and substance satisfactory to GSVIT, to the effect that:

              (i)  they are independent accountants with respect to PIC within the meaning of the 1933 Act and the rules and regulations thereunder; and

             (ii)  in their opinion, the audited financial statements and financial highlights of each PIC Fund provided in accordance with items 22 and 9, respectively, of PIC's Form N-1A registration statement included or incorporated by reference in the Registration Statement and Prospectus/Proxy Statement and previously reported on by them comply as to form in all material respects with applicable accounting requirements of the 1933 Act and rules and regulations thereunder.

          (e)   PIC shall have furnished to GSVIT a certificate of PIC, signed by the principal financial officer of PIC, dated as of the Closing Date, to the effect that the principal financial officer has examined the unaudited financial statements of the PIC Funds delivered to GSVIT pursuant to paragraph 5.7 and that such financial statements have been prepared in accordance with generally accepted accounting principles consistently followed throughout the periods covered by such statements and fairly present the financial position and results of operations of the PIC Funds at the dates of such statements and for the periods covered thereby.

          (f)    PIC shall have furnished to GSVIT a certificate of PIC, signed by the principal executive officer and the principal financial officer of PIC, dated as of the Closing Date, to the effect that they have examined the Proxy Statement/Prospectus and the Registration Statement (and any supplement thereto) and this Agreement and that:

              (i)  the representations and warranties of PIC in this Agreement are true and correct in all material respects on and as of the Closing Date with the same effect as if made on the Closing Date and PIC has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to the Closing; and

             (ii)  since the date of the most recent financial statements of the PIC Funds included in the Proxy Statement/Prospectus (or any supplement thereto), there has been no Material Adverse Effect on the business or properties of the PIC Funds (other than changes in the ordinary course of business, including, without limitation, dividends and distributions in the ordinary course and changes in net asset value per share), except as set forth in or contemplated in the Proxy Statement/Prospectus (or any supplement thereto).

          (g)   PIC shall have duly executed and delivered to GSVIT, on behalf of each PIC Fund, such bills of sale, assignments, certificates and other instruments of transfer ("Transfer Documents") as

  GSVIT may reasonably deem necessary or desirable to evidence the transfer to the respective Transaction Party of such PIC Fund all of the right, title and interest of such PIC Fund in and to the respective Fund Assets of such PIC Fund. In each case, the Fund Assets of each PIC Fund shall be accompanied by all necessary state stock transfer stamps or cash for the appropriate purchase price therefor.

          (h)   GSVIT shall have received: (i) a certificate of an authorized signatory of the Custodian, stating that the Fund Assets of each PIC Fund have been delivered, and (ii) a certificate of an authorized signatory of Goldman Sachs & Co., the transfer agent for GSVIT, stating that its records contain the names and addresses of the record holders of each series of PIC shares and the number and percentage of ownership of each series of GSVIT shares owned by each such holder as of the close of business on the Valuation Date.

          (i)    Prior to the Closing Date, PIC shall have furnished to GSVIT such further information, certificates and documents, including certified copies of the minutes of the meetings of the PIC Board and shareholders, as GSVIT may reasonably request.

          (j)    GSVIT shall have completed to its satisfaction its due diligence review of PIC and each PIC Fund.

          (k)   PIC's agreements with each of its service contractors shall have terminated at the Effective Time with respect to the PIC Funds and each party has received reasonable assurance that no claim for damages (liquidated or otherwise) will arise as a result of such termination.

        6.3    Other Conditions Precedent.    Unless waived in writing by the Parties with the consent of their respective boards of directors or trustees, all obligations under this Agreement are subject to the fulfillment, prior to or at the Closing, of each of the following conditions:

          (a)   The Registration Statement shall have become effective under the 1933 Act, and no stop order suspending effectiveness of the Registration Statement shall have been issued and no proceedings for that purpose shall have been instituted or threatened.

          (b)   Except with respect to the Protective Small Cap Value Fund and the Goldman Sachs CORESM Small Cap Equity Fund, PIC and GSVIT shall have received an opinion from Sutherland Asbill & Brennan LLP to the effect that:

              (i)  the transfer of all of the Fund Assets of a PIC Fund in exchange for shares of the series representing an interest in its GSVIT Fund Transaction Party and the assumption by such GSVIT Fund of the PIC Fund's Liabilities will constitute a "reorganization" within the meaning of Section 368(a) of the Code;

             (ii)  no gain or loss will be recognized by a GSVIT Fund upon receipt of the Fund Assets of its PIC Fund Transaction Party solely in exchange for shares of the series representing an interest in the GSVIT Fund and the assumption by the GSVIT Fund of the Liabilities of the PIC Fund;

            (iii)  no gain or loss will be recognized by a PIC Fund upon transfer of its Fund Assets to its GSVIT Fund Transaction Party in exchange for shares of the series representing an interest in such GSVIT Fund and the assumption by such GSVIT Fund of the PIC Fund's Liabilities or upon the distribution (whether actual or constructive) of such series of GSVIT shares to the record holders of the series of PIC shares representing an interest in the PIC Fund in exchange for such PIC shares;

            (iv)  no gain or loss will be recognized by record holders of the series of PIC shares representing an interest in a PIC Fund upon the exchange of their PIC shares for shares of the series representing an interest in its GSVIT Fund Transaction Party;

             (v)  the aggregate tax basis for GSVIT shares received by each record holder of PIC shares pursuant to each Fund Transaction will be the same as the aggregate tax basis for PIC shares held by such shareholder immediately prior to the Fund Transaction, and the holding period of GSVIT shares received by each record holder of PIC shares will include the period during which PIC shares surrendered in exchange therefor were held by such record holder (provided that the PIC shares were held as capital assets on the date of the Fund Transaction);

            (vi)  the tax basis of the Fund Assets of a PIC Fund acquired by its GSVIT Fund Transaction Party will be the same as the tax basis of such assets to the PIC Fund immediately prior to the Fund Transaction, and the holding period of such assets in the hands of the GSVIT Fund will include the period during which those assets were held by the PIC Fund; and

           (vii)  the owners of variable contracts will not realize or recognize gain or loss as a result of the transfer of a PIC Fund's assets to a GSVIT Fund in exchange solely for shares of beneficial interest of the GSVIT Fund and the GSVIT Fund's assumption of the PIC Fund's Liabilities and the subsequent distribution by GSVIT of the GGSVIT Fund's shares to separate accounts of PLICO.

          (c)   PIC and GSVIT shall have received an opinion from Sutherland Asbill & Brennan LLP to the effect that:

              (i)  the Protective Small Cap Value Fund will not have any federal income tax liability as a result of its Fund Transaction if either: (aa) the Fund Transaction qualifies as a tax-free reorganization under Section 368(a) of the Code, or (bb) the Protective Small Cap Value Fund qualifies as a regulated investment company under Section 851 of the Code for its taxable year ending on the Closing Date and makes sufficient distribution to its shareholders for that year in accordance with the timing, notice, and other requirements of the Code relating to regulated investment companies.

             (ii)  the owners of variable contracts will not realize gain or loss as a result of the transfer of the Fund Assets of Protective Small Cap Value Fund to Goldman Sachs CORESM Small Cap Equity Fund in exchange solely for shares of beneficial interest of the Goldman Sachs CORESM Small Cap Equity Fund and that the Fund's assumption of the Protective Small Cap Value Fund's Liabilities and the subsequent distribution by GSVIT of the Goldman Sachs CORESM Small Cap Equity Fund's shares to separate accounts of PLICO and PLAICO.

          (d)   The PIC Board shall have received an opinion from Sutherland Asbill & Brennan LLP to the same effect as that provided for in paragraph 6.2(c).

          (e)   PIC and GSVIT shall have executed and filed the articles of transfer with the Maryland State Department of Assessments and Taxation.

          (f)    All state securities Law and all other governmental approvals necessary or advisable in the opinion of counsel to consummate the transactions contemplated by this Agreement shall have been received and shall not contain any provision which is unduly burdensome.

          (g)   No suit, action or other proceeding against PIC or GSVIT or their respective officers or directors shall be threatened or pending before any court or other Governmental or Regulatory Body in which it will be, or it is, sought to restrain or prohibit any of the transactions contemplated by this Agreement or to obtain damages or other relief in connection with this Agreement or the transactions contemplated hereby.

          (h)   The obligation of PIC and GSVIT to consummate each Fund Transaction is not conditioned upon the ability of the Parties to consummate one or more other Fund Transactions.

ARTICLE VII

INDEMNIFICATION

        7.1    Indemnification PIC.    PIC agrees to indemnify and hold harmless GSVIT, each of GSVIT's officers, trustees, and each Person, if any, who controls GSVIT or any GSVIT Fund within the meaning of Section 15 of the 1933 Act, against any losses, claims, damages or liabilities to which GSVIT, any GSVIT Fund or any such trustee, officer or controlling Person may become subject under the 1933 Act, 1940 Act or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon:

          (i)    any misrepresentation, breach of warranty or non-fulfillment of any agreement or covenant on the part of PIC under this Agreement;

          (ii)   any misrepresentation in or omission from any certificate or other document furnished or to be furnished by PIC or an officer of PIC hereunder; or

          (iii)  any claim by a shareholder of a PIC related to the distribution of the GSVIT shares hereunder;

and will reimburse, as incurred, GSVIT for any legal or other expenses reasonably incurred by GSVIT or any such trustee, officer or controlling Person in connection with investigating, defending against or appearing as a third-party witness in connection with any such loss, claim, damage, liability or action; provided, however, that this indemnity agreement shall not protect any trustee or officer of GSVIT against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

        7.2    Indemnification by GSVIT.    GSVIT agrees to indemnify and hold harmless PIC, each of PIC's officers and directors, and each Person, if any, who controls PIC or any PIC Fund within the meaning of Section 15 of the 1933 Act, against any losses, claims, damages or liabilities to which PIC, any PIC Fund or any such director, officer or controlling Person may become subject under the 1933 Act, 1940 Act or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon:

          (i)    any misrepresentation, breach of warranty or non-fulfillment of any agreement or covenant on the part of GSVIT under this Agreement; or

          (ii)   any misrepresentation in or omission from any certificate or other document furnished or to be furnished by GSVIT or an officer of GSVIT hereunder;

and will reimburse, as incurred, PIC for any legal or other expenses reasonably incurred by PIC or any such director, officer or controlling Person in connection with investigating, defending against or appearing as a third-party witness in connection with any such loss, claim, damage, liability or action; provided, however, that this indemnity agreement shall not protect any director or officer of PIC against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence and reckless disregard of the duties involved in the conduct of his or her office.

        7.3    Survival of Indemnifications.    The indemnifications provided in paragraphs 7.1 and 7.2 terminate as of the Effective Time. Notwithstanding this, GSVIT agrees indefinitely to indemnify and hold harmless each of PIC's independent directors as provided for in paragraph 1.4 hereof.

        7.4    Notice and Defense.    A Party seeking indemnification under this Article VII in respect of any claim or other assertion of liability shall give the party from whom indemnification is sought written notice of such claim or other assertion of liability promptly after the indemnified party receives notice thereof and, in any event, not later than 30 days after receipt of such notice. Failure of an indemnified party to give such notice promptly shall not be deemed a waiver of any right to indemnification it may have under this Agreement, except to the extent any such failure shall have damaged the indemnifying party. In case an action is brought against any indemnified party, the indemnifying party shall be entitled to participate therein and, to the extent that it may wish, to assume the defense thereof, with counsel satisfactory to the indemnified party; provided, however, that if the defendants in any such action include both the indemnified party and the indemnifying party and the indemnified party shall have reasonably concluded that there may be one or more legal defenses available to it or other indemnified parties which are different from or additional to those available to the indemnifying party, the indemnifying party shall not have the right to direct the defense of such action on behalf of the indemnified party or parties and such indemnified party or parties shall have the right to select separate counsel to defend such action on their behalf. After notice from the indemnifying party to an indemnified party of its election so to assume the defense of any such action and approval by such indemnified party of counsel appointed in connection therewith, the indemnifying party shall not be liable to the indemnified party hereunder for any legal or other expense, other than reasonable costs of investigation, subsequently incurred by such indemnified party in connection with the defense thereof, unless (a) the indemnified party shall have employed separate counsel in the manner provided for herein or (b) the indemnifying party has authorized the employment of counsel for the indemnified party at its expense. After notice from the indemnifying party to an indemnified party, the indemnifying party shall not be liable for the costs and expenses of any settlement of such action effected by such indemnified party without the consent of the indemnifying party, unless such indemnifying party waived its rights hereunder in which case the indemnified party may effect such a settlement without such consent.

ARTICLE VIII

EXPENSES

        PIA, with respect to PIC and the PIC Funds, and GSAM, with respect to GSVIT and the GSVIT Funds, shall be liable for their respective counsel fees and legal expenses incurred in connection with entering into and carrying out the transactions contemplated by this Agreement, whether or not the transactions contemplated hereby are concluded. All other fees and expenses incurred in connection with entering into and carrying out the transactions contemplated by this Agreement including, without limitation, (1) expenses associated with the preparation and filing of the Registration Statement, (2) fees and expenses for registration or qualification of the GSVIT Funds shares under the 1933 Act and state securities or blue sky Laws, (3) fees and disbursements of accountants, (4) postage, printing and proxy solicitation costs, and (5) brokerage commissions and other direct costs of liquidating portfolio investments as necessary for each PIC Fund, shall be shared by PIA and GSAM, with PIA paying two-thirds of such fees and expenses, and GSAM paying the remaining one-third of such fees and expenses. PIC and GSVIT will not bear any fees and expenses in connection with the transactions contemplated by this Agreement.

ARTICLE IX

AMENDMENTS AND TERMINATION

        9.1    Amendments.    The Parties may amend this Agreement in such manner as may be agreed upon, whether before or after the meetings of PIC Fund shareholders at which action upon this Agreement and the transactions contemplated hereby is to be taken; provided, however, that after the requisite approval of the shareholders of the PIC Funds has been obtained, this Agreement shall not be amended or modified so as to change the provisions with respect to the transactions herein contemplated in any manner that would materially and adversely affect the rights of such shareholders without their further approval.

        9.2    Termination.    Notwithstanding anything in this Agreement to the contrary, this Agreement may be terminated at any time prior to the Closing Date:

          (a)   by the mutual consent of the Parties;

          (b)   by PIC (i) upon any material breach by GSVIT of any of its representations, warranties or covenants contained in this Agreement, provided that GSVIT shall have been given a period of 10 Business Days to cure such breach or (ii) if the conditions set forth in paragraphs 6.1 and 6.3 are not satisfied as specified in said sections;

          (c)   by GSVIT (i) upon any material breach by PIC of any of its representations, warranties or covenants contained in this Agreement, provided that PIC shall have been given a period of 10 Business Days to cure such breach or (ii) if the conditions set forth in paragraphs 6.2 and 6.3 are not satisfied as specified in said sections; and

          (d)   by either Party if the Closing does not occur by December 19, 2003.

ARTICLE X

PUBLICITY; CONFIDENTIALITY

        10.1    Publicity.    Any announcements or similar publicity with respect to this Agreement or the transactions contemplated herein will be made at such time and in such manner as the Parties mutually shall agree, provided that nothing herein shall prevent either Party from making such public announcements as may be required by Law, in which case the Party issuing such statement or communication shall advise the other Party prior to such issuance.

        10.2    Confidentiality.    (a) The Parties will hold, and will cause their employees, representatives, agents and affiliated Persons to hold, in strict confidence, and not disclose to any other Person, and not use in any way except in connection with the transactions herein contemplated, without the prior written consent of the other Party, all confidential information obtained from the other Party in connection with the transactions contemplated by this Agreement (including the existence of this Agreement, any of the terms hereof, and the negotiations between the Parties hereto), except such information may be disclosed: (i) to shareholders, if necessary, in connection with any approvals or consents to the transactions contemplated by this Agreement, to Governmental or Regulatory Bodies, and, where necessary, to any other Person in connection with the obtaining of consents or waivers as contemplated by this Agreement; (ii) if required by court order or decree or applicable Law; (iii) if it is publicly available through no act or failure to act of such Party; (iv) if it was already known to such Party on a non-confidential basis on the date of receipt; (v) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (vi) if it is otherwise expressly provided for herein.

          (b)   In the event of a termination of this Agreement, each Party agrees that it shall, and shall cause its Affiliates to, except with the prior written consent of the other Party, keep secret and retain in strict confidence, and not use for the benefit of itself or themselves, nor disclose to any other Person, any and all confidential or proprietary information relating to the other Party and its related parties and Affiliates, whether obtained through its due diligence investigation, this Agreement or otherwise, except such information may be disclosed: (i) if required by court order or decree or applicable Law; (ii) if it is publicly available through no act or failure to act of such Party; (iii) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (iv) if it is otherwise expressly provided for herein.

ARTICLE XI

MISCELLANEOUS

        11.1    Entire Agreement.    This Agreement (including the lists, schedules and documents delivered pursuant hereto, which are a part hereof) constitutes the entire agreement of the Parties with respect to the transactions contemplated by this Agreement. This Agreement supersedes any and all prior understandings, written or oral, between the Parties and may be amended, modified, waived, discharged or terminated only by an instrument in writing signed by an authorized executive officer of the Party against which enforcement of the amendment, modification, waiver, discharge or termination is sought.

        11.2    Notices.    All notices or other communications under this Agreement shall be in writing and sufficient if delivered personally, telecopied (if confirmed) or sent via registered or certified mail, postage prepaid, return receipt requested, addressed as follows:

    If to PIC:

    Protective Investment Company
    2801 Highway 280 South
    Birmingham, Alabama 35223
    Attn: Steve M. Callaway, Esq.
    Telephone No.: (205) 868-3804
    Facsimile No.: (205) 868-3597
    Email:     steve.callaway@protective.com

    With copies (which shall not constitute notice) to:

    Sutherland Asbill & Brennan LLP
    1275 Pennsylvania Avenue, NW
    Washington, D.C. 20004
    Attn: David S. Goldstein, Esq.
    Telephone No.: (202) 383-0606
    Facsimile No.: (202) 637-3593
    Email:     david.goldstein@sablaw.com

    and

    Bingham McCutchen LLP
    150 Federal Street
    Boston, MA 02110-1726
    Attn: Lea Anne Copenhefer, Esq.
    Telephone No.: (617) 951-8515
    Facsimile No.: (617) 951-8736
    Email:     leaanne.copenhefer@bingham.com

    If to GSVIT:

    Goldman Sachs Variable Insurance Trust
    32 Old Slip
    New York, N.Y. 10005
    Attn: Peter Bonanno, Esq.
    Telephone No.: (212) 357-3184
    Facsimile No.: (212) 902-4140
    Email:     Peter.Bonanno@gs.com

    With a copy (which shall not constitute notice) to:

    Drinker Biddle & Reath LLP
    One Logan Square
    18th & Cherry Streets
    Philadelphia, PA 19103-6996
    Attn: Kenneth Greenberg, Esq.
    Telephone No.: (215) 988-1152
    Facsimile No.: (215) 988-2757
    Email:     Kenneth.Greenberg@dbr.com

        11.3    Waiver.    The failure of any Party hereto to enforce at any time any of the provisions of this Agreement shall in no way be construed to be a waiver of any such provision, nor in any way to affect the validity of this Agreement or any part hereof or the right of any Party thereafter to enforce each and every such provision. No waiver of any breach of this Agreement shall be held to be a waiver of any other or subsequent breach. A Party, after consultation with its counsel and by consent of its board of directors or trustees, as applicable, may waive any condition to its obligations hereunder if, in their judgment, such waiver will not have a Material Adverse Effect on the interests of the shareholders of its respective PIC Fund or GSVIT Fund.

        11.4    Assignment.    This Agreement shall inure to the benefit of and be binding upon the Parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any Party without the written consent of the other Party. Nothing herein, express or implied, is intended to or shall confer any rights, remedies or benefits upon any Person other than the Parties hereto.

        11.5    Survival.    Except as provided in the next sentence, the respective representations, warranties and covenants contained in this Agreement shall not survive the consummation of the transactions contemplated hereunder. The representations, warranties and covenants in Article VIII and in the following paragraphs shall survive the consummation of the transactions contemplated hereunder: 1.4, 1.6, the last sentence of 5.7, 5.12, 5.13 and the second sentence of 7.3.

        11.6    Headings.    The headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

        11.7    Counterparts.    This Agreement may be executed simultaneously in two or more counterparts, each of which shall be deemed an original, but all of which together shall constitute one and the same instrument.

        11.8    Governing Law.    This Agreement shall be governed by and construed in accordance with the Laws of the State of Delaware, without regard to its principles of conflicts of laws.

        11.9    Further Assurances.    Subject to the terms and conditions herein provided, each of the parties hereto shall use its best efforts to take, or cause to be taken, such action, to execute and deliver, or cause to be executed and delivered, such additional documents and instruments and to do, or cause to be done, all things necessary, proper or advisable under the provisions of this Agreement and under applicable Law to consummate and make effective the Fund Transactions contemplated by this Agreement, including, without limitation, delivering and/or causing to be delivered to the other party hereto each of the items required under this Agreement as a condition to such party's obligations hereunder. In addition, PIC shall deliver or cause to be delivered to GSVIT, each account, book, record or other document of PIC required to be maintained by PIC pursuant to Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder (regardless of whose possession they are in) (the "Records").

        11.10    Beneficiaries.    Nothing contained in this Agreement shall be deemed to create rights in Persons not parties hereto (including, without limitation, any shareholder of GSVIT or PIC) other than the Trustees of PIC with respect to the covenants of GSVIT set forth in Section 1.4.

        11.11    Failure of Any Fund(s) to Consummate the Transactions.    Subject to the conditions set forth in this Agreement, the failure of any Fund(s) to consummate its Transaction shall not affect the consummation or validity of the Fund Transaction with respect to any other Fund, and the provisions of this Agreement shall be construed to effect this intent.

        11.12    Validity.    Whenever possible, each provision and term of this Agreement shall be interpreted in a manner to be effective and valid, but if any provision or term of this Agreement is held to be prohibited by Law or invalid, then such provision or term shall be ineffective only in the jurisdiction or jurisdictions so holding and only to the extent of such prohibition or invalidity, without invalidating or affecting in any manner whatsoever the remainder of such provision or term or the remaining provisions or terms of this Agreement.

        11.13    Effect of Facsimile Signature.    A facsimile signature of an authorized officer of a party hereto on this Agreement and/or any Transfer Document shall have the same effect as if executed in the original by such officer.

        11.14    GSVIT Liability.    The name "The Goldman Sachs Variable Insurance Trust" is the designation of the Trustees for the time being under an Agreement and Declaration of Trust dated September 16, 1997 as amended from time to time, and all Persons dealing with GSVIT or a GSVIT Fund must look solely to the property of GSVIT or such GSVIT Fund for the enforcement of any claims as none of its trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of GSVIT. No GSVIT Fund shall be liable for any claims against any other GSVIT Fund. Both Parties specifically acknowledge and agree that any liability of GSVIT under this Agreement with respect to a particular GSVIT Fund, or in connection with the transactions contemplated herein with respect to a particular GSVIT Fund, shall be discharged only out of the assets of the particular GSVIT Fund and that no other portfolio of GSVIT shall be liable with respect thereto.

        11.15    PIC Liability.    No PIC Fund shall be liable for any claims against any other PIC Fund. Both Parties specifically acknowledge and agree that any liability of PIC under this Agreement with respect to a particular PIC Fund, or in connection with the transactions contemplated herein with respect to a particular PIC Fund, shall be discharged only out of the assets of the particular PIC Fund and that no other portfolio of PIC shall be liable with respect thereto.

ARTICLE XII

DEFINITIONS

        As used in this Agreement, the following terms have the following meanings:

        "Action or Proceeding" means any action, suit, proceeding or arbitration by any Person, or any investigation or audit by any Governmental or Regulatory Body.

        "Affiliate" means, with respect to any Person, any other Person controlling, controlled by or under common control with such first Person.

        "Agreement" has the meaning specified in the preamble.

        "Beneficial Shareholder" means an owner of a variable annuity contract or variable life insurance contract: (1) issued by PLICO, the cash value of which is invested in a PIC Fund, or (2) issued by another insurance company, the cash value of which is invested in a GSVIT Fund.

        "Books and Records" means PIC's or GSVIT's minute books, stock transfer ledgers, financial statements, tax returns and related work papers and letters from accountants, and other similar records.

        "Business Day" means a day other than Saturday, Sunday or a day on which banks located in New York City are authorized or obligated to close.

        "Closing" has the meaning specified in paragraph 3.1.

        "Closing Date" has the meaning specified in paragraph 3.1.

        "Code" has the meaning specified in the recitals.

        "Custodian" has the meaning specified in paragraph 3.2.

        "Delaware Law" has the meaning specified in paragraph 1.1.

        "Effective Time" has the meaning specified in paragraph 1.5.

        "Fund Assets" means all properties and assets, including, without limitation, all cash, cash equivalents, securities, claims and receivables (including dividend and interest receivable) good will and other intangible property, books and records, and all interests, rights, privileges and powers, owned by PIC on behalf of a PIC Fund, and any prepaid expenses shown on a PIC Fund's books on the Closing Date, other than with respect to PIC and each PIC Fund, the estimated costs of extinguishing any Liability not assumed by GSVIT or a GSVIT Fund and listed on Schedule 1.3.

        "Fund Transaction" has the meaning specified in paragraph 1.1.

        "GCLM" has the meaning specified in paragraph 1.1.

        "Governmental or Regulatory Body" means any court, tribunal, arbitrator or any government or political subdivision thereof, whether federal, state, county, local or foreign, or any agency, authority, official or instrumentality of any such government or political subdivision.

        "GSAM" has the meaning specified in the preamble.

        "GSAMI" has the meaning specified in the preamble.

        "GSVIT" has the meaning specified in the preamble.

        "GSVIT Board" has the meaning specified in the recitals.

        "GSVIT Funds" has the meaning specified in the preamble.

        "Law" means any law, statute, rule, regulation, ordinance and other pronouncement having the effect of law of any Governmental or Regulatory Body.

        "Liabilities" means all liabilities and obligations of a PIC Fund including, but not limited to, those reflected on an unaudited statement of assets and liabilities of the Fund prepared by State Street as of the Closing Date in accordance with generally accepted accounting principles consistently applied from the prior audited reporting period and reviewed and approved by the respective treasurers of GSVIT and PIC on the Closing Date. Notwithstanding the foregoing, Liabilities shall not include the contingent Liabilities of PIC or any PIC Fund related to Alabama state taxes as described in

Schedule 1.3 or any other Liability not assumed by GSVIT or a GSVIT Fund as described in Schedule 1.3.

        "Material Adverse Effect" as to any Person means a material adverse effect on the business, prospects, results of operations or financial condition of such Person.

        "NYSE" has the meaning specified in paragraph 1.5.

        "1940 Act" means the Investment Company Act of 1940, as amended.

        "1933 Act" means the Securities Act of 1933, as amended.

        "Order" means any writ, judgment, decree, injunction or similar order of any Government or Regulatory Body, in each case whether preliminary or final.

        "Parties" has the meaning specified in the preamble.

        "Person" means any individual, corporation, partnership, firm, joint venture, association, joint-stock company, trust, unincorporated organization, Governmental or Regulatory Body or other entity.

        "PIA" has the meaning specified in the preamble.

        "PIC" has the meaning specified in the preamble.

        "PIC Board" has the meaning specified in the recitals.

        "PIC Funds" has the meaning specified in the preamble.

        "PLICO" means Protective Life Insurance Company or another life insurance company under common control with Protective Life Insurance Company that issues variable annuity or variable life insurance contracts.

        "Proxy Statement/Prospectus" has the meaning specified in paragraph 4.1(q).

        "Registration Statement" has the meaning specified in paragraph 4.1(q).

        "Reorganization" has the meaning specified in the recitals.

        "SEC" means the U.S. Securities and Exchange Commission.

        "State Street" means State Street Bank and Trust Company.

        "Tail Coverage" has the meaning specified in paragraph 5.13.

        "Valuation Time" has the meaning specified in paragraph 2.1.

[SIGNATURE PAGES FOLLOW]

        IN WITNESS WHEREOF, the Parties have caused this Agreement to be duly executed and delivered by their duly authorized officers, as of the day and year first above written.

PROTECTIVE INVESTMENT COMPANY
By:

Name: Title:
GOLDMAN SACHS VARIABLE INSURANCE TRUST
By:

Name: Title:

Solely for purposes of Article VIII and Paragraph 5.13 PROTECTIVE INVESTMENT ADVISORS, INC.	Solely for purposes of Article VIII and Paragraph 5.12 GOLDMAN SACHS ASSET MANAGEMENT, L.P.
By:	By:

Name: Title:	Name: Title:
Solely for purposes of and Paragraph 5.12 GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL
By:

Name: Title:

EXHIBIT A

PIC Funds and Respective Transaction Parties

PIC Funds	GSVIT Funds
Protective CORESM U.S. Equity Fund	Goldman Sachs CORESM U.S. Equity Fund
Protective Capital Growth Fund	Goldman Sachs Capital Growth Fund
Protective Small Cap Value Fund	Goldman Sachs CORESM Small Cap Equity Fund
Protective International Equity Fund	Goldman Sachs International Equity Fund
Protective Growth and Income Fund	Goldman Sachs Growth and Income Fund

Schedule 1.3

PART B

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Goldman Sachs CORESM U.S. Equity Fund

Goldman Sachs Capital Growth Fund

Goldman Sachs CORESM Small Cap Equity Fund

Goldman Sachs International Equity Fund

Goldman Sachs Growth and Income Fund

Statement of Additional Information

October 30, 2003

Acquisition of the Assets and Liabilities of

Protective CORESM U.S. Equity Fund

Protective Capital Growth Fund

Protective Small Cap Value Fund

Protective International Equity Fund

Protective Growth and Income Fund (collectively, the “Funds”)

(each a series of the Protective Investment Company)

2801 Highway 280 South

Birmingham, Alabama 35223

By and in Exchange for Shares of

Goldman Sachs CORESM U.S. Equity Fund

Goldman Sachs Capital Growth Fund

Goldman Sachs CORESM Small Cap Equity Fund

Goldman Sachs International Equity Fund

Goldman Sachs Growth and Income Fund (collectively, the “GSVIT Funds”)

(each a series of the Goldman Sachs Variable Insurance Trust)

4900 Sears Tower

Chicago, 60606

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/Prospectus dated October 30, 2003, relating specifically to the proposed acquisition of substantially all of the assets of each Fund by its corresponding GSVIT Fund and the assumption by that GSVIT Fund of substantially all of the liabilities of the Fund, in exchange for shares of the GSVIT Fund having an aggregate value equal to the net asset value of the Fund as of the day of the Fund Transaction; the distribution of the corresponding GSVIT Fund’s shares to each holder of the Fund’s shares in an amount equal in value to the holder’s Fund shares as of the day of the Fund Transaction; and the complete liquidation of each Fund (collectively, the “Reorganization”).  A copy of the Proxy Statement/Prospectus may be obtained upon request and without charge by calling Goldman, Sachs & Co. toll free at 800-621-2550.  Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement/Prospectus.  The Reorganization is expected to occur in accordance with the terms of the Reorganization Agreement.  This Statement of Additional Information incorporates by reference the following documents:

(1)

the Prospectus for the Funds dated May 1, 2003 (previously filed on EDGAR, Accession No: 0001047469-03-015725), as supplemented on September 25, 2003 (previously filed on EDGAR, Accession No: 0000355429-03-000205);

(2)	the Statement of Additional Information for the Funds dated May 1, 2003 (previously filed on EDGAR, Accession No: 0001047469-03-015725);

(3)	the Prospectus for the Goldman Sachs CORESM U.S. Equity Fund dated May 1, 2003 (previously filed on EDGAR, Accession No: 0000950123-03-005358);

(4)	the Prospectus for the Goldman Sachs Capital Growth Fund dated May 1, 2003 (previously filed on EDGAR, Accession No: 0000950123-03-005358);

(5)	the Prospectus for the Goldman Sachs CORESM Small Cap Equity Fund dated May 1, 2003 (previously filed on EDGAR, Accession No: 0000950123-03-005358);

(6)	the Prospectus for the Goldman Sachs International Equity Fund dated May 1, 2003 (previously filed on EDGAR, Accession No: 0000950123-03-005358);

(7)	the Prospectus for the Goldman Sachs Growth and Income Fund dated May 1, 2003 (previously filed on EDGAR, Accession No: 0000950123-03-005358);

(8)	the Statement of Additional Information for the GSVIT Funds dated May 1, 2003 (previously filed on EDGAR, Accession No: 0000950123-03-005358);

(9)	the Annual Report to Shareholders of the Protective Investment Company for the fiscal year ended December 31, 2002 (previously filed on EDGAR, Accession No: 0001047469-03-007122);

(10)	the Semi-Annual Report to Shareholders of the Protective Investment Company for the semi-annual period ended June 30, 2003 (previously filed on EDGAR, Accession No: 0001047469-03-029499);

(11)	the Annual Report to Shareholders of Goldman Sachs Variable Insurance Trust for the semi-annual period ended December 31, 2002 (previously filed on EDGAR, Accession No.: 0000950123-03-002252); and

(12)	the Semi-Annual Report to Shareholders of Goldman Sachs Variable Insurance Trust for the year ended June 30, 2003 (previously filed on EDGAR, Accession No: 0000950123-03-009730).

Pro Forma Financial Statements

                Under the Reorganization Agreement, each Fund will be reorganized into the GSVIT Fund listed directly opposite such Fund in the table below.

Funds	GSVIT Funds
CORESM U.S. Equity Fund	CORESM U.S. Equity Fund
Capital Growth Fund	Capital Growth Fund
Small Cap Value Fund	CORESM Small Cap Equity Fund
International Equity Fund	International Equity Fund
Growth and Income Fund	Growth and Income Fund

Several weeks before the Goldman Sachs Capital Growth Fund would acquire the Protective Capital Growth Fund as contemplated by the Reorganization Agreement, the Goldman Sachs Capital Growth Fund anticipates acquiring the Ayco Growth Fund of the Ayco Series Trust (the “Ayco Acquisition”).  If

B-2

shareholders and owners approve the reorganization of Protective Capital Growth Fund into Goldman Sachs Capital Growth Fund, this Fund Transaction will be carried out regardless of whether or not the Ayco Acquisition occurs.

Shown below are unaudited pro forma financial statements for the combined GSVIT Funds, assuming:  (i) the Reorganization, as more fully described in the combined Proxy Statement/Prospectus dated October 30, 2003, had been consummated as of June 30, 2003; and (ii) with respect to the GSVIT Capital Growth Fund, the Reorganization and the Ayco Acquisition had both been consummated as of June 30, 2003.  The Pro Forma Combined Schedules of Investments and the Pro Forma Combined Statements of Assets and Liabilities have been adjusted to give effect to the Reorganization as if the Reorganization had occurred at June 30, 2003.  The Pro Forma Combined Statements of Operations are for the twelve-months ended June 30, 2003 and have been adjusted to give effect to the Reorganization as if the Reorganization had occurred at July 1, 2002.  The unaudited pro forma combined schedules and financial statements are presented for informational purposes only and do not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated at June 30, 2003.  These pro forma numbers have been estimated in good faith, based on information contained in the Annual Reports for the previous fiscal year for shares of each Fund and GSVIT Fund, with certain adjustments to reflect subsequent events that have had an impact on the level of the fees and expenses of the Funds and GSVIT Funds since June 30, 2003.

Additional information regarding the performance of the Funds and the GSVIT Funds is contained in “Management’s Discussion of Fund Performance” in the Proxy Statement/Prospectus.

The following unaudited pro forma combined schedules and financial statements have been derived from the schedules and financial statements of the Funds and GSVIT Funds and such information has been adjusted to give effect to the Reorganization as if the Reorganization had occurred at June 30, 2003.  The unaudited pro forma combined schedules and financial statements should be read in conjunction with the financial statements and related notes of each GSVIT Fund included in its Annual Report to Shareholders for the fiscal year ended December 31, 2002, which are incorporated herein by reference, and the financial statements and related notes of each Fund included in its Annual Report to Shareholders for the fiscal year ended December 31, 2002, which are incorporated herein by reference.  Except for the reorganization of the Protective Small Cap Value Fund and the GSVIT CORESM Small Cap Equity Fund, the combination of each Fund and the GSVIT Fund will be accounted for as a tax-free reorganization.

B-3

Pro Forma Combined Statement of Investments for the Goldman Sachs CORE U.S. Equity Fund and the Protective CORE U.S. Equity Fund
June 30, 2003 (Unaudited)

Shares					Value
Goldman Sachs CORE U.S. Equity Fund	Protective CORE U.S. Equity Fund	Pro Forma Combined Fund	Description		Goldman Sachs CORE U.S. Equity Fund	Protective CORE U.S. Equity Fund	Pro Forma Combined Fund
			Common Stocks	99.3%
9,600	—	9,600	AIRLINES	0.1%
			Southwest Airlines Co.		$165,120	$—	$165,120

			BROKERS	2.1%
22,000	18,600	40,600	Lehman Brothers Holdings, Inc.		1,462,560	1,236,528	2,699,088
—	3,600	3,600	Merrill Lynch & Co., Inc.		—	168,048	168,048
39,500	26,500	66,000	Morgan Stanley		1,688,625	1,132,875	2,821,500
11,600	2,500	14,100	The Bear Stearns Companies, Inc.		840,072	181,050	1,021,122
					3,991,257	2,718,501	6,709,758

			BIOTECHNOLOGY	2.7%
12,652	26,076	38,728	Amgen, Inc.		840,599	1,732,489	2,573,088
33,100	—	33,100	Applera Corp. - Applied Biosystems Group		629,893	—	629,893
17,600	9,100	26,700	Chiron Corp.		769,472	397,852	1,167,324
—	13,700	13,700	Genentech, Inc.		—	988,044	988,044
10,000	3,100	13,100	Gilead Sciences, Inc.		555,800	172,298	728,098
40,200	26,900	67,100	MedImmune, Inc.		1,462,074	978,353	2,440,427
					4,257,838	4,269,036	8,526,874

			BANKS	10.3%
3,900	10,600	14,500	Associated Banc-Corp.		143,832	390,928	534,760
45,931	46,552	92,483	Bank of America Corp.		3,629,927	3,679,005	7,308,932
8,900	—	8,900	Charter One Financial, Inc.		277,502	—	277,502
119,166	123,666	242,832	Citigroup, Inc.		5,100,305	5,292,905	10,393,210
—	15,200	15,200	National City Corp.		—	497,192	497,192
14,700	—	14,700	Popular, Inc.		567,273	—	567,273
6,900	—	6,900	SouthTrust Corp.		187,680	—	187,680
25,700	30,300	56,000	SunTrust Banks, Inc.		1,525,038	1,798,002	3,323,040
92,900	71,500	164,400	U.S. Bancorp		2,276,050	1,751,750	4,027,800
62,400	62,200	124,600	Wachovia Corp.		2,493,504	2,485,512	4,979,016
6,600	11,100	17,700	Wells Fargo & Co.		332,640	559,440	892,080
					16,533,751	16,454,734	32,988,485

			COMPUTER HARDWARE	4.8%
13,400	—	13,400	Advanced Fibre Communications, Inc.		218,018	—	218,018
34,300	37,900	72,200	Cisco Systems, Inc.		572,467	632,551	1,205,018
18,500	22,100	40,600	Comverse Technology, Inc.		278,055	332,163	610,218
94,500	95,400	189,900	Dell Computer Corp.		3,020,220	3,048,984	6,069,204
131,600	128,310	259,910	Hewlett-Packard Co.		2,803,080	2,733,003	5,536,083
15,600	—	15,600	Ingram Micro, Inc.		171,600	—	171,600
11,500	10,300	21,800	Lexmark International, Inc.		813,855	728,931	1,542,786
—	18,900	18,900	Xerox Corp.		—	200,151	200,151
					7,877,295	7,675,783	15,553,078

			CHEMICALS	1.3%
8,800	1,300	10,100	3M Co.		1,135,024	167,674	1,302,698
—	2,500	2,500	Avery Dennison Corp.		—	125,500	125,500
—	5,300	5,300	Dow Chemical Co.		—	164,088	164,088
50,300	58,500	108,800	Monsanto Co.		1,088,492	1,265,940	2,354,432
8,300	—	8,300	The Sherwin-Williams Co.		223,104	—	223,104
					2,446,620	1,723,202	4,169,822

			COMPUTER SOFTWARE	6.4%
24,200	43,100	67,300	Adobe Systems, Inc.		776,094	1,382,217	2,158,311
47,500	—	47,500	BMC Software, Inc.		775,675	—	775,675
45,200	—	45,200	Citrix Systems, Inc.		920,272	—	920,272
—	13,200	13,200	Electronic Arts, Inc.		—	976,668	976,668
12,600	12,900	25,500	International Business Machines Corp.		1,039,500	1,064,250	2,103,750
32,900	38,400	71,300	Intuit, Inc.		1,465,037	1,709,952	3,174,989
142,500	137,300	279,800	Microsoft Corp.		3,649,425	3,516,253	7,165,678
41,300	93,200	134,500	Oracle Corp.		496,426	1,120,264	1,616,690
—	60,500	60,500	VERITAS Software Corp.		—	1,734,535	1,734,535
					9,122,429	11,504,139	20,626,568

1

Shares			Description		Value
Goldman Sachs CORE U.S. Equity Fund	Protective CORE U.S. Equity Fund	Pro Forma Combined Fund	Common Stocks-(continued)		Goldman Sachs CORE U.S. Equity Fund	Protective CORE U.S. Equity Fund	Pro Forma Combined Fund
			DEFENSE/AEROSPACE	0.1%
4,600	4,100	8,700	The Boeing Co.		$157,872	$140,712	$298,584

			DIVERSIFIED MANUFACTURING	0.1%
—	11,300	11,300	Rockwell Automation, Inc.		—	269,392	269,392

			DRUGS	8.6%
2,000	—	2,000	Allergan, Inc.		154,200	—	154,200
—	3,175	3,175	Cardinal Health, Inc.		—	204,153	204,153
19,100	16,000	35,100	Eli Lilly & Co.		1,317,327	1,103,520	2,420,847
13,400	—	13,400	Forest Laboratories, Inc.		733,650	—	733,650
70,500	49,600	120,100	Johnson & Johnson		3,644,850	2,564,320	6,209,170
53,400	50,200	103,600	McKesson Corp.		1,908,516	1,794,148	3,702,664
54,900	65,300	120,200	Merck & Co., Inc.		3,324,195	3,953,915	7,278,110
92,930	113,275	206,205	Pfizer, Inc.		3,173,560	3,868,341	7,041,901
					14,256,298	13,488,397	27,744,695

			ELECTRIC UTILITY	2.2%
—	93,800	93,800	Allegheny Energy, Inc.		—	792,610	792,610
13,000	—	13,000	Edison International		213,590	—	213,590
33,100	33,400	66,500	Entergy Corp.		1,747,018	1,762,852	3,509,870
—	5,362	5,362	Exelon Corp.		—	320,701	320,701
20,700	—	20,700	FPL Group, Inc.		1,383,795	—	1,383,795
30,100	11,600	41,700	PG&E Corp.		636,615	245,340	881,955
					3,981,018	3,121,503	7,102,521

			ENERGY RESOURCES	5.0%
7,800	—	7,800	Apache Corp.		507,468	—	507,468
34,223	14,765	48,988	ConocoPhillips		1,875,420	809,122	2,684,542
6,100	9,500	15,600	Devon Energy Corp.		325,740	507,300	833,040
107,212	131,754	238,966	Exxon Mobil Corp.		3,849,983	4,731,286	8,581,269
39,600	51,900	91,500	Occidental Petroleum Corp.		1,328,580	1,741,245	3,069,825
—	7,800	7,800	Burlington Resources, Inc.		—	421,746	421,746
					7,887,191	8,210,699	16,097,890

			ENVIRONMENTAL SERVICES	0.6%
33,100	49,200	82,300	Waste Management, Inc.		797,379	1,185,228	1,982,607

			FINANCIAL SERVICES	2.0%
15,300	48,000	63,300	American Express Co.		639,693	2,006,880	2,646,573
—	13,500	13,500	Capital One Financial Corp.		—	663,930	663,930
4,100	—	4,100	Countrywide Credit Industries, Inc.		285,237	—	285,237
4,700	8,200	12,900	Freddie Mac		238,619	416,314	654,933
52,000	—	52,000	MBNA Corp.		1,083,680	—	1,083,680
17,100	10,200	27,300	SLM Corp.		669,807	399,534	1,069,341
—	3,900	3,900	The Dun & Bradstreet Corp.		—	160,290	160,290
					2,917,036	3,646,948	6,563,984

			FOOD & BEVERAGES	3.4%
39,600	34,839	74,439	Archer-Daniels-Midland Co.		509,652	448,378	958,030
48,700	48,800	97,500	Kraft Foods, Inc.		1,585,185	1,588,440	3,173,625
9,000	—	9,000	SUPERVALU, INC.		191,880	—	191,880
65,000	61,300	126,300	Sysco Corp.		1,952,600	1,841,452	3,794,052
9,500	10,500	20,000	The Coca-Cola Co.		440,895	487,305	928,200
78,300	92,000	170,300	Tyson Foods, Inc.		831,546	977,040	1,808,586
					5,511,758	5,342,615	10,854,373

			FOREST	0.0%
4,100	—	4,100	International Paper Co.		146,493	—	146,493

			GOLD	0.1%
—	6,800	6,800	Freeport-McMoRan Copper & Gold, Inc.		—	166,600	166,600
5,300	—	5,300	Newmont Mining Corp.		172,038	—	172,038
					172,038	166,600	338,638

			GAS UTILITIES	0.1%
—	7,600	7,600	ONEOK, Inc.		—	149,188	149,188

			HEAVY ELECTRICAL	0.1%
9,400	—	9,400	Emerson Electric Co.		480,340	—	480,340

2

Shares			Description		Value
Goldman Sachs CORE U.S. Equity Fund	Protective CORE U.S. Equity Fund	Pro Forma Combined Fund	Common Stocks-(continued)		Goldman Sachs CORE U.S. Equity Fund	Protective CORE U.S. Equity Fund	Pro Forma Combined Fund
			HEALTH INSURANCE	0.7%
4,800	—	4,800	Coventry Health Care, Inc.		$221,568	$—	$221,568
25,400	17,600	43,000	Health Net, Inc.		836,930	579,920	1,416,850
14,300	—	14,300	PacifiCare Health Systems, Inc.		705,419	—	705,419
					1,763,917	579,920	2,343,837

			HOME PRODUCTS	3.9%
30,600	29,200	59,800	Avon Products, Inc.		1,903,320	1,816,240	3,719,560
10,200	30,600	40,800	Colgate-Palmolive Co.		591,090	1,773,270	2,364,360
6,800	—	6,800	The Clorox Co.		290,020	—	290,020
4,700	—	4,700	The Gillette Co.		149,742	—	149,742
34,600	32,500	67,100	The Procter & Gamble Co.		3,085,628	2,898,350	5,983,978
					6,019,800	6,487,860	12,507,660

			INDUSTRIAL PARTS	2.6%
124,300	124,700	249,000	General Electric Co.		3,564,924	3,576,396	7,141,320
9,800	18,200	28,000	W.W. Grainger, Inc.		458,248	851,032	1,309,280
					4,023,172	4,427,428	8,450,600

			INDUSTRIAL SERVICES	0.1%
3,100	—	3,100	Career Education Corp.		212,102	—	212,102

			INFORMATION SERVICES	1.9%
—	41,300	41,300	Computer Sciences Corp.		—	1,574,356	1,574,356
12,200	12,800	25,000	Convergys Corp.		195,200	204,800	400,000
33,100	31,400	64,500	Moody’s Corp.		1,744,701	1,655,094	3,399,795
—	27,900	27,900	Sungard Data Systems, Inc.		—	722,889	722,889
					1,939,901	4,157,139	6,097,040

			INTERNET	0.4%
8,600	2,200	10,800	eBay, Inc.		895,948	229,196	1,125,144
—	16,900	16,900	WebMD Corp.		—	183,027	183,027
					895,948	412,223	1,308,171

			LEISURE–0.8%	0.4%
—	46,400	46,400	Eastman Kodak Co.		—	1,269,040	1,269,040

			LIFE/HEALTH INSURANCE	3.3%
—	14,300	14,300	Aetna, Inc.		—	860,860	860,860
52,500	51,500	104,000	MetLife, Inc.		1,486,800	1,458,480	2,945,280
17,300	10,500	27,800	Nationwide Financial Services, Inc.		562,250	341,250	903,500
29,700	27,700	57,400	Principal Financial Group, Inc.		957,825	893,325	1,851,150
58,500	59,200	117,700	Prudential Financial, Inc.		1,968,525	1,992,080	3,960,605
—	5,800	5,800	The Mony Group, Inc.		—	156,310	156,310
					4,975,400	5,702,305	10,677,705

			MEDIA	5.4%
183,000	—	183,000	AOL Time Warner, Inc.		2,944,470	—	2,944,470
40,595	39,969	80,564	Comcast Corp.		1,225,157	1,206,264	2,431,421
—	11,700	11,700	EchoStar Communications Corp.		—	405,054	405,054
57,600	56,000	113,600	Fox Entertainment Group, Inc.		1,657,728	1,611,680	3,269,408
31,500	121,400	152,900	General Motors Corp.		403,515	1,555,134	1,958,649
67,000	104,600	171,600	Liberty Media Corp.		774,520	1,209,176	1,983,696
12,900	8,300	21,200	PanAmSat Corp.		237,747	152,969	390,716
47,373	40,112	87,485	Viacom, Inc.		2,068,305	1,751,290	3,819,595
					9,311,442	7,891,567	17,203,009

			MEDICAL PRODUCTS	2.8%
—	3,900	3,900	Abbott Laboratories		—	170,664	170,664
24,600	33,300	57,900	Boston Scientific Corp.		1,503,060	2,034,630	3,537,690
17,600	—	17,600	Guidant Corp.		781,264	—	781,264
6,800	13,400	20,200	Medtronic, Inc.		326,196	642,798	968,994
38,800	39,300	78,100	Zimmer Holdings, Inc.		1,747,940	1,770,465	3,518,405
					4,358,460	4,618,557	8,977,017

			MEDICAL PROVIDERS	0.6%
5,900	—	5,900	Oxford Health Plans, Inc.		247,977	—	247,977
8,800	23,400	32,200	UnitedHealth Group, Inc.		442,200	1,175,850	1,618,050
					690,177	1,175,850	1,866,027

			MINING	0.2%
—	35,800	35,800	United States Steel Corp.		—	586,046	586,046

3

Shares			Description		Value
Goldman Sachs CORE U.S. Equity Fund	Protective CORE U.S. Equity Fund	Pro Forma Combined Fund	Common Stocks-(continued)		Goldman Sachs CORE U.S. Equity Fund	Protective CORE U.S. Equity Fund	Pro Forma Combined Fund
			MOTOR VEHICLE	2.0%
91,400	60,200	151,600	AutoNation, Inc.		$1,436,808	$946,344	$2,383,152
—	45,600	45,600	Delphi Corp.		—	393,528	393,528
34,100	18,600	52,700	Ford Motor Co.		374,759	204,414	579,173
46,500	36,700	83,200	General Motors Corp.		1,674,000	1,321,200	2,995,200
—	1,900	1,900	Johnson Controls, Inc.		—	162,640	162,640
					3,485,567	3,028,126	6,513,693

			OFFICE INDUSTRIALS	0.2%
13,300	9,100	22,400	Equity Office Properties Trust		359,233	245,791	605,024

			OIL REFINING	0.5%
28,600	10,900	39,500	Sunoco, Inc.		1,079,364	411,366	1,490,730
7,500	—	7,500	Valero Energy Corp.		272,475	—	272,475
					1,351,839	411,366	1,763,205

			OIL SERVICES	0.9%
71,900	43,300	115,200	Halliburton Co.		1,653,700	995,900	2,649,600
9,400	6,600	16,000	Transocean, Inc.		206,518	145,002	351,520
					1,860,218	1,140,902	3,001,120

			PUBLISHING	0.6%
24,300	11,600	35,900	Deluxe Corp.		1,088,640	519,680	1,608,320
—	4,300	4,300	Tribune Co.		—	207,690	207,690
					1,088,640	727,370	1,816,010

			PACKAGING	0.1%
4,300	—	4,300	Sealed Air Corp.		204,938	—	204,938

			PROPERTY INSURANCE	2.6%
6,300	—	6,300	American Financial Group, Inc.		143,640	—	143,640
19,406	20,272	39,678	American International Group, Inc.		1,070,823	1,118,609	2,189,432
18,600	7,000	25,600	CNA Financial Corp.		457,560	172,200	629,760
9,875	—	9,875	Fidelity National Financial, Inc.		303,755	—	303,755
38,300	37,800	76,100	Loews Corp.		1,811,207	1,787,562	3,598,769
3,200	—	3,200	Marsh & McLennan Companies, Inc.		163,424	—	163,424
—	10,900	10,900	Radian Group, Inc.		—	399,485	399,485
—	3,800	3,800	The Progressive Corp.		—	277,780	277,780
18,921	18,602	37,523	Travelers Property Casualty Corp.		298,384	293,354	591,738
					4,248,793	4,048,990	8,297,783

			RAILROADS	0.3%
5,400	21,800	27,200	Burlington Northern Santa Fe Corp.		153,576	619,992	773,568
8,400	—	8,400	CSX Corp.		252,756	—	252,756
					406,332	619,992	1,026,324

			RESTAURANTS	0.6%
16,500	58,900	75,400	Starbucks Corp.		404,580	1,444,228	1,848,808

			RETAIL	0.1%
—	10,800	10,800	Kimco Realty Corp.		—	409,320	409,320

			RETAIL APPAREL	4.4%
8,200	—	8,200	Dillard’s, Inc.		110,454	—	110,454
93,000	95,100	188,100	J. C. Penney Co., Inc.		1,567,050	1,602,435	3,169,485
101,000	104,200	205,200	Wal-Mart Stores, Inc.		5,420,670	5,592,414	11,013,084
					7,098,174	7,194,849	14,293,023

			SEMICONDUCTORS	3.6%
81,600	—	81,600	Advanced Micro Devices, Inc.		523,056	—	523,056
26,400	—	26,400	Arrow Electronics, Inc.		402,336	—	402,336
53,200	102,800	156,000	Avnet, Inc.		674,576	1,303,504	1,978,080
96,800	158,200	255,000	Intel Corp.		2,011,891	3,288,029	5,299,920
—	6,600	6,600	Microchip Technology, Inc.		—	162,558	162,558
25,600	12,500	38,100	SanDisk Corp.		1,032,960	504,375	1,537,335
102,100	—	102,100	Texas Instruments, Inc.		1,796,960	—	1,796,960
					6,441,779	5,258,466	11,700,245

			SPECIALTY RETAIL	2.7%
14,800	—	14,800	Best Buy Co., Inc.		650,016	—	650,016
—	21,400	21,400	Circuit City Stores, Inc.		—	188,320	188,320

4

Shares			Description		Value
Goldman Sachs CORE U.S. Equity Fund	Protective CORE U.S. Equity Fund	Pro Forma Combined Fund	Common Stocks-(continued)		Goldman Sachs CORE U.S. Equity Fund	Protective CORE U.S. Equity Fund	Pro Forma Combined Fund
37,100	35,000	72,100	Costco Wholesale Corp.		$1,357,860	$1,281,000	$2,638,860
53,400	20,000	73,400	CVS Corp.		1,496,802	560,600	2,057,402
85,200	85,100	170,300	Staples, Inc.		1,563,420	1,561,585	3,125,005
—	5,800	5,800	Williams-Sonoma, Inc.		—	169,360	169,360
					5,068,098	3,760,865	8,828,963

			TELECOMMUNICATIONS EQUIPMENT	2.3%
—	13,700	13,700	ADTRAN, Inc.		—	702,673	702,673
212,800	52,900	265,700	Motorola, Inc.		2,006,704	498,847	2,505,551
62,900	57,500	120,400	QUALCOMM, Inc.		2,248,675	2,055,625	4,304,300
					4,255,379	3,257,145	7,512,524

			TELEPHONE	3.3%
9,100	—	9,100	AT&T Corp.		175,176	—	175,176
32,600	63,000	95,600	Qwest Communications International, Inc.		155,828	301,140	456,968
72,122	28,853	100,975	SBC Communications, Inc.		1,842,717	737,193	2,579,910
130,200	113,600	243,800	Sprint Corp.		1,874,880	1,635,840	3,510,720
39,294	60,066	99,360	Verizon Communications, Inc.		1,550,148	2,369,604	3,919,752
					5,598,749	5,043,777	10,642,526

			THRIFTS	0.1%
—	5,800	5,800	Washington Mutual, Inc.		—	239,540	239,540

			TOBACCO–1.0%	1.0%
6,700	—	6,700	Loews Corp. - Carolina Group		180,900	—	180,900
35,600	43,400	79,000	R.J. Reynolds Tobacco Holdings, Inc.		1,324,676	1,614,914	2,939,590
					1,505,576	1,614,914	3,120,490

			TRUCK/SEA/AIR FREIGHT	0.3%
7,100	7,300	14,400	United Parcel Service, Inc.		452,270	465,010	917,280

		—	WIRELESS TELECOMMUNICATIONS	1.4%
31,800	4,400	36,200	ALLTEL Corp.		1,533,396	212,168	1,745,564
93,324	—	93,324	AT&T Wireless Services, Inc.		766,190	—	766,190
—	91,500	91,500	Nextel Communications, Inc.		—	1,654,320	1,654,320
500	12,700	13,200	United States Cellular Corp.		12,725	323,215	335,940
					2,312,311	2,189,703	4,502,014

			TOTAL COMMON STOCKS—
			(Cost $309,083,670)		$161,034,528	$158,474,966	$319,509,494

Principal Amount
			Repurchase Agreements	0.5%
$—	$494,000	$494,000	State Street Corp. 1.00% 7/01/2003		$—	$494,000	$494,000
			Maturity Value $494,000
			Dated: June 30, 2003
			(Collaterized by $345,000 United States Treasury bond, 8.125%, 5/15/21 with a value of $505,263)
			(Cost $494,000)

1,200,000	—	1,200,000	Joint Repurchase Agreement Account II		1,200,000	—	1,200,000
			1.25% 7/01/2003
			Dated June 30, 2003
			Maturity Value $1,200,042
			Collateralized by Federal Agency Obligations
			(Cost $1,200,000)
			Total Repurchase Agreements
			(Cost $1,694,000)		$1,200,000	$494,000	$1,694,000

			TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL	89.9%
			(Cost $310,777,670)		$162,234,528	$158,968,966	$321,203,494

Shares
			Securities Lending Collateral	0.1%
			Boston Global Investments Trust-
375,700	—	375,700	Enhanced Portfolio		$375,700	$—	$375,700

			Total Securities Lending Collateral
			(Cost $375,000)		$375,700	$—	$375,700

			TOTAL INVESTMENTS	100%
			(Cost $311,153,370)		$162,610,228	$158,968,966	$321,579,194

5

Pro Forma Combined Statement of Assets and Liabilities
for the Goldman Sachs CORE U.S. Equity Fund and the Protective CORE U.S. Equity Fund
June 30, 2003 (Unaudited)

	Goldman Sachs CORE U.S. Equity Fund	Protective CORE U.S. Equity Fund	Adjustments		Pro Forma Combined Fund

Assets:
Investments in securities, at value (cost $155,372,988, $155,404,682 and $310,777,670, respectively)	$162,234,528	$158,968,966	$—		$321,203,494
Securities Lending collateral, at value	375,700	—	—		375,700
Cash, at value	273,304	200,035	—		473,339
Receivables:
Dividends and Interest, at value	187,045	180,752	—		367,797
Fund shares sold	176,576	772	—		177,348
Reimbursement from Adviser	—	18,273	—		18,273
Securities lending income	23	—	—		23
Other assets	2,138	—	—		2,138
Total assets	163,249,314	159,368,798	—		322,618,112

Liabilities:
Payables:
Fund shares repurchased	178,183	93,417	—		271,600
Amounts owed to affiliates	99,405	105,579	—		204,984
Payable upon return of securities loaned	375,700	—	—		375,700
Accrued expenses and other liabilities	71,567	34,044	—		105,611
Total liabilities	724,855	233,040	—		957,895

Net Assets:
Paid in capital	214,487,398	206,082,194	—		420,569,592
Accumulated undistributed net investment income	576,774	1,716,080	—		2,292,854
Accumulated net realized loss on investment, futures, and foreign currency related transactions	(59,352,790)	(52,211,410)	—		(111,564,200)
Net unrealized gain on investments, futures and translation of assets and liabilities denominated in foreign currencies	6,813,077	3,548,894	—		10,361,971
Net Assets	$162,524,459	$159,135,758	$—		$321,660,217

Total shares of beneficial interest outstanding, $0.001 par value (unlimited)	17,260,475	11,227,578	5,665,815	(a)	34,153,868
Net asset value, offering and redemption price per share	$9.42	$14.17	$—		$9.42

(a)             Adjustment to reflect issuance of additional shares based on Goldman Sachs CORE U.S. Equity Fund NAV.

6

Pro Forma Combined Statement of Operations
for the Goldman Sachs CORE U.S. Equity Fund and the Protective CORE U.S. Equity Fund
For the Twelve Months Ended June 30, 2003 (Unaudited)

	Goldman Sachs CORE U.S. Equity Fund	Protective CORE U.S. Equity Fund	Adjustments		Pro Forma Combined Fund
Investment Income:
Dividends	$2,340,596	$2,460,964	$—		$4,801,560
Interest (including securities lending income of $556, $0 and $556, respectively)	11,644	1,980	—		13,624
Total income	2,352,240	2,462,944	—		4,815,184

Expenses:
Management fees	1,011,538	1,265,050	(158,132	)(a)	2,118,456
Custody and accounting fees	95,293	83,359	(58,652	)(a)	120,000
Audit fees	16,971	41,484	(38,455	)(a)	20,000
Legal fees	9,545	8,115	(2,660	)(a)	15,000
Printing fees	27,553	40,805	(28,358	)(a)	40,000
Transfer Agent fees	52,858	2,015	51,502	(b)	106,375
Trustee fees	10,209	10,406	(10,406	)(a)	10,209
Deferred organization expenses	1,379	—	—		1,379
Insurance	3,752	—	4,105	(b)	7,857
Other	(6,667)	—	26,667	(a)	20,000
Total expenses	1,222,431	1,451,234	(214,389)		2,459,276
Less - expense reductions	(2,767)	(186,184)	188,951	(c)	—
Net Expenses	1,219,664	1,265,050	(25,438)		2,459,276
Net Investment Income	1,132,576	1,197,894	25,438		2,355,908

Realized and unrealized gain (loss) on investment, futures and foreign currency transactions:
Net realized gain (loss) from:
Investment transactions	(24,724,438)	(27,162,121)	—		(51,886,559)
Futures transactions	(228,574)	(129,326)	—		(357,900)
Net change in unrealized gain (loss) on:
Investments	25,169,553	24,762,144	—		49,931,697
Futures	(28,196)	(15,390)	—		(43,586)
Translation of assets and liabilities denominated in foreign currencies	—	(29)	—		(29)

Net realized and unrealized gain (loss)on investment,
futures and foreign currency transactions	188,345	(2,544,722)	—		(2,356,377)
Net Increase (decrease) in Net Assets Resulting from Operations	$1,320,921	$(1,346,828)	$25,438		$(469)

(a)             Reflects the anticipated savings as a result of the Reorganization through a reduction in management fees and consolidation of printing, custody and accounting and other services.

(b)            Adjustment to reflect higher expenses due to increase in asset size.

(c)    Reflects the anticipated reduction in expenses as a result of the Reorganization.

7

Pro Forma Combined Statement of Investments for the Goldman Sachs Capital Growth Fund and the Protective Capital Growth Fund

June 30, 2003 (Unaudited)

Shares					Value
Goldman Sachs Capital Growth Fund	Protective Capital Growth Fund	Pro Forma Combined Fund	Description		Goldman Sachs Capital Growth Fund	Protective Capital Growth Fund	Pro Forma Combined Fund
			Common Stocks	98.1%

			Banks	6.5%
4,400	25,900	30,300	Bank of America Corp.		$347,732	$2,046,877	$2,394,609
12,633	71,833	84,466	Citigroup, Inc.		540,692	3,074,453	3,615,145
5,000	28,000	33,000	State Street Corp.		197,000	1,103,200	1,300,200
2,000	12,200	14,200	The Bank of New York Co., Inc.		57,500	350,750	408,250
5,000	29,000	34,000	Wells Fargo & Co.		252,000	1,461,600	1,713,600
					1,394,924	8,036,880	9,431,804

			Biotechnology	1.0%
3,200	18,900	22,100	Amgen, Inc.		212,608	1,255,716	1,468,324

			Chemicals	2.2%
2,000	11,600	13,600	3M Co.		257,960	1,496,168	1,754,128
4,967	28,732	33,699	E.I. du Pont de Nemours & Co.		206,826	1,196,401	1,403,227
					464,786	2,692,569	3,157,355

			Computer Hardware	5.1%
28,400	165,300	193,700	Cisco Systems, Inc.		473,996	2,758,857	3,232,853
13,300	73,600	86,900	Dell Computer Corp.		425,068	2,352,256	2,777,324
19,200	115,000	134,200	EMC Corp.		201,024	1,204,050	1,405,074
—		—	Symantec Corporation		—		—
					1,100,088	6,315,163	7,415,251

			Computer Software	8.4%
3,300	19,400	22,700	International Business Machines Corp.		272,250	1,600,500	1,872,750
3,900	23,400	27,300	Intuit, Inc.		173,667	1,042,002	1,215,669
41,800	234,700	276,500	Microsoft Corp.		1,070,498	6,010,667	7,081,165
7,800	48,800	56,600	Oracle Corp.		93,756	586,576	680,332
9,000	49,000	58,000	Sabre Holdings Corp.		221,850	1,207,850	1,429,700
					1,832,021	10,447,595	12,279,616

			Defense/Aerospace	0.6%
1,000	6,500	7,500	Lockheed Martin Corp.		47,570	309,205	356,775
900	5,600	6,500	Raytheon Co.		29,556	183,904	213,460
1,000	4,000	5,000	United Technologies Corp.		70,830	283,320	354,150
					147,956	776,429	924,385

			Drugs & Medical Products	11.9%
6,600	37,960	44,560	Bristol-Myers Squibb Co.		179,190	1,030,614	1,209,804
5,900	31,000	36,900	Eli Lilly & Co.		406,923	2,138,070	2,544,993
9,800	54,600	64,400	Johnson & Johnson		506,660	2,822,820	3,329,480
3,800	22,700	26,500	Merck & Co., Inc.		230,090	1,374,485	1,604,575
23,975	135,450	159,425	Pfizer, Inc.		818,746	4,625,618	5,444,364
5,800	33,500	39,300	Schering-Plough Corp.		107,880	623,100	730,980
8,100	48,600	56,700	Wyeth		368,955	2,213,730	2,582,685
					2,618,444	14,828,437	17,446,881

			Energy Resources	5.1%
1,300	8,000	9,300	Anadarko Petroleum Corp.		57,811	355,760	413,571
935	6,090	7,025	Apache Corp.		60,831	396,216	457,047
3,954	21,895	25,849	ChevronTexaco Corp.		285,479	1,580,819	1,866,298
21,584	108,518	130,102	Exxon Mobil Corp.		775,081	3,896,881	4,671,962
					1,179,202	6,229,676	7,408,878

			Environmental Services	0.2%
1,600	9,100	10,700	Waste Management, Inc.		38,544	219,219	257,763

			Financial Services	6.8%
7,900	45,300	53,200	Fannie Mae		532,776	3,055,032	3,587,808

8

Shares			Description		Value
Goldman Sachs Capital Growth Fund	Protective Capital Growth Fund	Pro Forma Combined Fund	Common Stocks-(continued)		Goldman Sachs Capital Growth Fund	Protective Capital Growth Fund	Pro Forma Combined Fund
8,800	50,300	59,100	Freddie Mac		$446,776	$2,553,731	$3,000,507
13,550	80,300	93,850	MBNA Corp.		282,382	1,673,452	1,955,834
1,500	9,000	10,500	Merrill Lynch & Co., Inc.		70,020	420,120	490,140
1,800	11,300	13,100	Morgan Stanley		76,950	483,075	560,025
1,500	9,600	11,100	SLM Corp.		58,755	376,032	434,787
					1,467,659	8,561,442	10,029,101

			Food & Beverage	5.7%
13,090	75,670	88,760	PepsiCo, Inc.		582,505	3,367,315	3,949,820
7,200	42,400	49,600	The Coca-Cola Co.		334,152	1,967,784	2,301,936
5,300	30,380	35,680	Wm. Wrigley Jr. Co.		298,019	1,708,267	2,006,286
					1,214,676	7,043,366	8,258,042

			Forest	1.1%
3,700	22,000	25,700	International Paper Co.		132,201	786,060	918,261
1,800	11,300	13,100	Weyerhaeuser Co.		97,200	610,200	707,400
					229,401	1,396,260	1,625,661

			Home Products	4.9%
3,100	19,000	22,100	Avon Products, Inc.		192,820	1,181,800	1,374,620
5,000	27,700	32,700	Colgate-Palmolive Co.		289,750	1,605,215	1,894,965
3,800	21,666	25,466	Energizer Holdings, Inc.		119,320	680,312	799,632
4,300	24,700	29,000	The Gillette Co.		136,998	786,942	923,940
3,500	20,500	24,000	The Procter & Gamble Co.		312,130	1,828,190	2,140,320
					1,051,018	6,082,459	7,133,477

			Hotels	3.6%
21,000	124,900	145,900	Cendant Corp.		384,720	2,288,168	2,672,888
7,000	39,900	46,900	Marriott International, Inc.		268,940	1,532,958	1,801,898
4,000	24,600	28,600	Starwood Hotels & Resorts Worldwide, Inc.		114,360	703,314	817,674
					768,020	4,524,440	5,292,460

			Industrial Parts	2.8%
22,800	119,000	141,800	General Electric Co.		653,904	3,412,920	4,066,824

			Information Services	2.5%
11,000	61,000	72,000	First Data Corp.		455,840	2,527,840	2,983,680
800	3,520	4,320	Moody’s Corp.		42,168	185,539	227,707
1,700	10,800	12,500	Paychex, Inc.		49,827	316,548	366,375
					547,835	3,029,927	3,577,762

			Leisure & Entertainment	0.5%
1,200	7,100	8,300	Harrah’s Entertainment, Inc.		48,288	285,704	333,992
4,400	29,600	34,000	Metro-Goldwyn-Mayer, Inc.		54,648	367,632	422,280
					102,936	653,336	756,272

			Media	11.1%
23,850	141,550	165,400	AOL Time Warner, Inc.		383,747	2,277,539	2,661,286
6,374	37,574	43,948	Cablevision Systems New York Group		132,324	780,036	912,360
7,552	42,376	49,928	Clear Channel Communications, Inc.		320,129	1,796,319	2,116,448
1,800	11,700	13,500	Cox Communications, Inc.		57,420	373,230	430,650
7,000	41,900	48,900	EchoStar Communications Corp.		242,340	1,450,578	1,692,918
1,800	10,000	11,800	Lamar Advertising Co.		63,378	352,100	415,478
19,700	118,300	138,000	Liberty Media Corp.		227,732	1,367,548	1,595,280
7,900	46,500	54,400	Univision Communications, Inc.		240,160	1,413,600	1,653,760
2,200	16,250	18,450	Valassis Communications, Inc.		56,584	417,950	474,534
14,572	84,896	99,468	Viacom, Inc.		636,214	3,706,559	4,342,773
					2,360,028	13,935,459	16,295,487

			Oil Services	0.3%
1,400	8,600	10,000	Schlumberger Ltd.		66,598	409,102	475,700

			Processors	0.2%
1,400	8,900	10,300	Automatic Data Processing, Inc.		47,404	301,354	348,758

			Property Insurance	3.0%
4,800	26,400	31,200	AMBAC Financial Group, Inc.		318,000	1,749,000	2,067,000
6,200	36,296	42,496	American International Group, Inc.		342,116	2,002,813	2,344,929
					660,116	3,751,813	4,411,929

9

Shares			Description		Value
Goldman Sachs Capital Growth Fund	Protective Capital Growth Fund	Pro Forma Combined Fund	Common Stocks-(continued)		Goldman Sachs Capital Growth Fund	Protective Capital Growth Fund	Pro Forma Combined Fund
			Publishing	1.4%
1,500	8,600	10,100	Gannett Co., Inc.		$115,215	$660,566	$775,781
500	3,500	4,000	The McGraw-Hill Cos., Inc.		31,000	217,000	248,000
3,200.00	20,000	23,200	The New York Times Co.		145,600	910,000	1,055,600
					291,815	1,787,566	2,079,381

			Retail Apparel	5.4%
2,300	12,900	15,200	Dollar Tree Stores, Inc.		72,979	409,317	482,296
3,100	17,280	20,380	Family Dollar Stores, Inc.		118,265	659,232	777,497
2,200	13,700	15,900	Lowe’s Companies, Inc.		94,490	588,415	682,905
2,600	14,900	17,500	Walgreen Co.		78,260	448,490	526,750
15,600	86,500	102,100	Wal-Mart Stores, Inc.		837,252	4,642,455	5,479,707
					1,201,246	6,747,909	7,949,155

			Security/Asset Management	0.8%
15,050	97,450	112,500	The Charles Schwab Corp.		151,854	983,271	1,135,125

			Semiconductors	3.7%
26,400	141,800	168,200	Intel Corp.		548,698	2,947,171	3,495,869
12,100	66,900	79,000	Texas Instruments, Inc.		212,960	1,177,440	1,390,400
3,300	20,500	23,800	Xilinx, Inc.		83,523	518,855	602,378
					845,181	4,643,466	5,488,647

			Telephone Equipment	1.0%
6,480	36,200	42,680	QUALCOMM, Inc.		231,660	1,294,150	1,525,810

			Telecommunications	1.8%
8,100	46,800	54,900	SBC Communications, Inc.		206,955	1,195,740	1,402,695
4,828	28,268	33,096	Verizon Communications, Inc.		190,465	1,115,173	1,305,638
					397,420	2,310,913	2,708,333

			Wireless	0.5%
12,500	84,890	97,390	Crown Castle International Corp.		97,125	659,595	756,720

			TOTAL COMMON STOCKS (Cost $162,714,383)		$21,374,469	$122,330,432	$143,704,901

			Exchange Traded Fund	0.7%
10,500		10,500	SPDR Trust Series 1 (Cost $959,055)		$1,025,115	$—	$1,025,115

	Principal Amount		Repurchase Agreements	1.4%
$1,592,000	—	$1,592,000	State Street Corp. 1.00% 7/01/2003 Maturity Value $1,592,044 (Collaterized by $1,110,000 United States Treasury Bond, 8.125%, 5/15/21 with a value of $1,625,629) (Cost $1,592,000)		$—	$1,592,000	$1,592,000

500,000	—	500,000	Joint Repurchase Agreement Account II 1.25% 7/01/2003 Dated: June 30, 2003 Maturity Value $500,017 Collateralized by Federal Agency Obligations (Cost $500,000)		500,000	—	500,000

			Total Repurchase Agreements (Cost $2,092,000)		$500,000	$1,592,000	$2,092,000

			TOTAL INVESTMENTS	100.6%
			(Cost $165,765,438)		$22,899,584	$123,922,432	$146,822,016

10

Pro Forma Combined Statement of Assets and Liabilities

for the Goldman Sachs Capital Growth Fund and the Protective Capital Growth Fund

June 30, 2003 (Unaudited)

	Goldman Sachs Capital Growth Fund	Protective Capital Growth Fund	Adjustments		Pro Forma Combined Fund

Assets:
Investments in securities, at value (cost $25,548,979, $140,216,459 and $165,765,438, respectively)	$22,899,584	$123,922,432	$—		$146,822,016
Cash, at value	33,638	192	—		33,830
Receivables:
Dividends and Interest, at value	15,918	68,536	—		84,454
Fund shares sold	82,442	3,391	—		85,833
Reimbursement from Adviser	5,587	13,499	—		19,086
Other assets	445	—	—		445
Total assets	23,037,614	124,008,050	—		147,045,664

Liabilities:
Payables:
Investment securities purchased	242,389	181,395	—		423,784
Fund shares repurchased	5,244	15,861	—		21,105
Amounts owed to affiliates	14,807	82,434	—		97,241
Accrued expenses and other liabilities	47,511	24,626	—		72,137
Total liabilities	309,951	304,316	—		614,267

Net Assets:
Paid in capital	28,621,470	162,169,991	—		190,791,461
Accumulated undistributed net investment income	28,788	943,872	—		972,660
Accumulated net realized loss on investment transactions	(3,273,200)	(23,116,102)	—		(26,389,302)
Net unrealized loss on investments	(2,649,395)	(16,294,027)	—		(18,943,422)
Net Assets	$22,727,663	$123,703,734	$—		$146,431,397

Total shares of beneficial interest outstanding, $0.001 par value (unlimited)	2,665,139	8,605,287	5,896,909	(a)	17,167,335
Net asset value, offering and redemption price per share	$8.53	$14.38	$—		$8.53

(a)          Adjustment to reflect issuance of additional shares based on Goldman Sachs Capital Growth Fund NAV.

11

Pro Forma Combined Statement of Operations for

for the Goldman Sachs Capital Growth Fund and the Protective Capital Growth Fund

For the Twelve Months Ended June 30, 2003 (Unaudited)

	Goldman Sachs Capital Growth Fund	Protective Capital Growth Fund	Adjustments		Pro Forma Combined Fund
Investment Income:
Dividends	$245,057	$1,648,990	$—		$1,894,047
Interest (including securities lending income of $21, $0, and $21, respectively)	6,429	4,058	—		10,487
Total income	251,486	1,653,048	—		1,904,534

Expenses:
Management fees	136,936	971,433	(60,714	)(a)	1,047,655
Custody and accounting fees	52,857	53,116	(35,973	)(a)	70,000
Professional fees	37,861	39,211	(34,072	)(a)	43,000
Printing fees	22,431	29,456	(16,887	)(a)	35,000
Transfer Agent fees	10,743	2,016	35,215	(b)	47,974
Trustee fees	11,367	7,892	(7,892	)(a)	11,367
Deferred organization expenses	2,035	—	—		2,035
Insurance	428	—	2,839	(b)	3,267
Other	25,770	7	(5,777	)(a)	20,000
Total expenses	300,428	1,103,131	(123,261)		1,280,298
Less - expense reductions	(95,072)	(131,698)	195,771	(c)	(30,999)
Net Expenses	205,356	971,433	72,510		1,249,299
Net Investment Income	46,130	681,615	(72,510)		655,235

Realized and unrealized gain (loss) on investment transactions:
Net realized loss from investment transactions	(1,116,904)	(3,973,588)	—		(5,090,492)
Net change in unrealized gain on investments	1,437,144	1,054,980	—		2,492,124

Net realized and unrealized gain (loss) on investment transactions	320,240	(2,918,608)	—		(2,598,368)

Net Increase (Decrease) in Net Assets Resulting from Operations	$366,370	$(2,236,993)	$(72,510)		$(1,943,133)

(a)          Reflects the anticipated savings as a result of the Reorganization through a reduction in management fees and consolidation of printing, custody and accounting and other services.

(b)         Adjustment to reflect higher expenses due to increase in asset size.

(c)          Reflects the anticipated reduction in expenses as a result of the Reorganization.

12

Pro Forma Combined Statement of Investments for the Goldman Sachs CORE Small Cap Equity Fund and the Protective Small Cap Value Fund

June 30, 2003 (Unaudited)

Shares						Value
Goldman Sachs CORE Small Cap Equity Fund	Protective Small Cap Value Fund	Adjustment(a)	Pro Forma Combined Fund	Description		Goldman Sachs CORE Small Cap Equity Fund	Protective Small Cap Value Fund	Adjustment(a)	Pro Forma Combined Fund
				Common Stocks	96.9%
				AIRLINES	0.8%
3,313	97,959	(97,959)	3,313	AirTran Holdings, Inc.		$34,687	$1,025,631	$(1,025,631)	$34,687
1,602	—	—	1,602	Alaska Air Group, Inc.		34,363	—	—	34,363
3,800	—	—	3,800	Continental Airlines, Inc.		56,886	—	—	56,886
3,655	—	—	3,655	ExpressJet Holdings, Inc.		55,191	—	—	55,191
						181,127	1,025,631	(1,025,631)	181,127

				ALCOHOL	0.1%
3,400	—	—	3,400	The Robert Mondavi Corp.		86,054	—	—	86,054

				APARTMENTS	1.0%
4,812	—	—	4,812	Amli Residential Properties Trust		113,323	—	—	113,323
1,900	—	—	1,900	Mid-America Apartment Communities, Inc.		51,319	—	—	51,319
—	9,345	(9,345)	—	Post Properties, Inc.		—	247,642	(247,642)	—
—	47,583	(47,583)	—	Summit Properties, Inc.		—	982,589	(982,589)	—
						164,642	1,230,231	(1,230,231)	164,642

				BANKS	8.1%
716	—	—	716	BancFirst Corp.		37,132	—	—	37,132
3,580	7,673	(7,673)	3,580	Bank of Hawaii Corp.		118,677	254,360	(254,360)	118,677
4,100	—	—	4,100	BankAtlantic Bancorp, Inc.		48,749	—	—	48,749
3,700	6,654	(6,654)	3,700	Berkshire Hills Bancorp, Inc.		105,080	188,974	(188,974)	105,080
—	16,189	(16,189)	—	BOK Financial Corp.		—	624,410	(624,410)	—
2,750	—	—	2,750	Capital City Bank Group, Inc.		99,550	—	—	99,550
2,922	—	—	2,922	Center Bancorp, Inc.		44,181	—	—	44,181
7,100	—	—	7,100	Commercial Federal Corp.		150,520	—	—	150,520
—	21,234	(21,234)	—	Community First Bankshares, Inc.		—	579,688	(579,688)	—
5,100	7,550	(7,550)	5,100	Corus Bankshares, Inc.		246,993	365,646	(365,646)	246,993
2,100	—	—	2,100	East West Bancorp, Inc.		75,894	—	—	75,894
2,800	—	—	2,800	First Citizens BancShares, Inc.		282,352	—	—	282,352
2,400	—	—	2,400	First Community Bancorp		74,808	—	—	74,808
1,280	—	—	1,280	First Financial Bankshares, Inc.		42,829	—	—	42,829
—	43,823	(43,823)	—	First Niagara Financial Group, Inc.		—	611,769	(611,769)	—
4,382	—	—	4,382	Flushing Financial Corp.		97,149	—	—	97,149
892	19,881	(19,881)	892	Fulton Financial Corp.		17,724	395,029	(395,029)	17,724
—	56,494	(56,494)	—	Greater Bay Bancorp		—	1,153,607	(1,153,607)	—
4,800	—	—	4,800	Hancock Holding Co.		225,888	—	—	225,888
734	12,326	(12,326)	734	IBERIABANK Corp.		35,819	601,509	(601,509)	35,819
842	—	—	842	Independence Community Bank Corp.		23,761	—	—	23,761
1,507	—	—	1,507	Independent Bank Corp.		38,715	—	—	38,715
1,865	—	—	1,865	LNB Bancorp, Inc.		40,508	—	—	40,508
—	18,615	(18,615)	—	Main Street Banks, Inc.		—	470,959	(470,959)	—
—	18,448	(18,448)	—	Net.Bank, Inc.		—	242,776	(242,776)	—
11,285	—	—	11,285	OceanFirst Financial Corp.		275,693	—	—	275,693
5,066	—	—	5,066	Pacific Capital Bancorp		177,563	—	—	177,563
2,223	17,085	(17,085)	2,223	PFF Bancorp, Inc.		85,919	660,335	(660,335)	85,919
3,200	—	—	3,200	Port Financial Corp.		172,416	—	—	172,416
2,500	—	—	2,500	Prosperity Bancshares, Inc.		48,125	—	—	48,125
2,252	—	—	2,252	Provident Bankshares Corp.		57,223	—	—	57,223
2,000	—	—	2,000	Provident Financial Group, Inc.		51,260	—	—	51,260
4,900	—	—	4,900	R&G Financial Corp.		145,530	—	—	145,530
—	20,947	(20,947)	—	Republic Bancorp, Inc.		—	281,109	(281,109)	—
—	7,046	(7,046)	—	Republic Bancshares, Inc.		—	176,220	(176,220)	—
15,559	—	—	15,559	Silicon Valley Bancshares		370,460	—	—	370,460
—	25,328	(25,328)	—	Sky Financial Group, Inc.		—	550,124	(550,124)	—
2,500	—	—	2,500	Southwest Bancorporation of Texas, Inc.		81,275	—	—	81,275
3,000	—	—	3,000	Sterling Bancorp		83,670	—	—	83,670
5,800	—	—	5,800	Susquehanna Bancshares, Inc.		135,430	—	—	135,430
1,949	—	—	1,949	Texas Regional Bancshares, Inc.		67,630	—	—	67,630
1,484	—	—	1,484	Trustmark Corp.		37,797	—	—	37,797
5,670	—	—	5,670	UMB Financial Corp.		240,408	—	—	240,408
4,600	—	—	4,600	Unizan Financial Corp.		80,822	—	—	80,822

(a)          Represents expected liquidation of Portfolio securities of the Protective Small Cap Value Fund prior to the merger date. No commissions are reflected, as such cost will be born directly by PIA & GSAM.

13

Shares				Description		Value
Goldman Sachs CORE Small Cap Equity Fund	Protective Small Cap Value Fund	Adjusments(a)	Pro Forma Combined Fund	Common Stocks-(continued)		Goldman Sachs CORE Small Cap Equity Fund	Protective Small Cap Value Fund	Adjustment(a)	Pro Forma Combined Fund
—	5,082	(5,082)	—	Westamerica Bancorp		$—	$218,933	$(218,933)	$—
862	12,387	(12,387)	862	Wintrust Financial Corp.		25,515	366,655	(366,655)	25,515
						3,943,065	7,742,103	(7,742,103)	3,943,065

				BIOTECHNOLOGY	3.0%
2,800	—	—	2,800	Albany Molecular Research, Inc.		42,280	—	—	42,280
24,791	—	—	24,791	Applera Corp. - Celera Genomics Group		255,843	—	—	255,843
5,000	—	—	5,000	Bio-Rad Laboratories, Inc.		276,750	—	—	276,750
9,205	—	—	9,205	Celgene Corp.		279,832	—	—	279,832
3,590	—	—	3,590	Cell Genesys, Inc.		31,018	—	—	31,018
10,600	—	—	10,600	Connetics Corp.		158,682	—	—	158,682
17,000	—	—	17,000	Corixa Corp.		131,410	—	—	131,410
1,234	—	—	1,234	Digene Corp.		33,602	—	—	33,602
5,269	—	—	5,269	Diversa Corp.		51,794	—	—	51,794
1,232	—	—	1,232	Enzo Biochem, Inc.		26,513	—	—	26,513
12,000	—	—	12,000	Exelixis, Inc.		83,280	—	—	83,280
17,845	—	—	17,845	Gene Logic, Inc.		106,535	—	—	106,535
2,100	—	—	2,100	Gen-Probe, Inc.		85,827	—	—	85,827
5,152	—	—	5,152	Immucor, Inc.		112,262	—	—	112,262
6,544	—	—	6,544	Incyte Corp.		30,364	—	—	30,364
10,200	—	—	10,200	Invitrogen Corp.		391,374	—	—	391,374
15,800	16,165	(16,165)	15,800	Kos Pharmaceuticals, Inc.		370,826	379,392	(379,392)	370,826
7,816	—	—	7,816	Maxygen, Inc.		85,741	—	—	85,741
5,128	—	—	5,128	Nabi Biopharmaceuticals		35,178	—	—	35,178
10,900	—	—	10,900	Nektar Therapeutics		100,607	—	—	100,607
2,683	—	—	2,683	NeoPharm, Inc.		37,159	—	—	37,159
6,404	—	—	6,404	Neurocrine Biosciences, Inc.		319,816	—	—	319,816
4,000	—	—	4,000	Protein Design Labs, Inc.		55,920	—	—	55,920
2,200	—	—	2,200	Sepracor, Inc.		39,666	—	—	39,666
9,343	—	—	9,343	Serologicals Corp.		127,345	—	—	127,345
4,005	—	—	4,005	SICOR, Inc.		81,462	—	—	81,462
5,100	—	—	5,100	Techne Corp.		154,734	—	—	154,734
—	16,974	(16,974)	—	United Therapeutics Corp.		—	369,694	(369,694)	—
5,445	—	—	5,445	Vicuron Pharmaceuticals, Inc.		77,210	—	—	77,210
						3,583,030	749,086	(749,086)	3,583,030

				CHEMICALS	2.7%
6,900	—	—	6,900	A. Schulman, Inc.		110,814	—	—	110,814
—	95,028	(95,028)	—	Agrium, Inc.		—	1,041,507	(1,041,507)	—
5,400	—	—	5,400	Airgas, Inc.		90,450	—	—	90,450
—	28,191	(28,191)	—	Albemarle Corp.		—	788,502	(788,502)	—
8,449	—	—	8,449	Arch Chemicals, Inc.		161,376	—	—	161,376
1,500	—	—	1,500	Brady Corp.		50,025	—	—	50,025
2,298	—	—	2,298	Carlisle Companies, Inc.		96,884	—	—	96,884
727	21,038	(21,038)	727	Cytec Industries, Inc.		24,573	711,085	(711,085)	24,573
1,202	—	—	1,202	H.B. Fuller Co.		26,468	—	—	26,468
—	12,470	(12,470)	—	Minerals Technologies, Inc.		—	606,790	(606,790)	—
4,580	—	—	4,580	OM Group, Inc.		67,463	—	—	67,463
18,721	—	—	18,721	PolyOne Corp.		83,308	—	—	83,308
1,500	—	—	1,500	Rogers Corp.		49,950			49,950
						761,311	3,147,884	(3,147,884)	761,311

				COMPUTER HARDWARE	2.8%
3,362	—	—	3,362	Advanced Digital Information Corp.		33,586	—	—	33,586
4,236	—	—	4,236	Advanced Fibre Communications, Inc.		68,920	—	—	68,920
1,800	—	—	1,800	Avocent Corp.		53,874	—	—	53,874
1,175	—	—	1,175	Checkpoint Systems, Inc.		16,626	—	—	16,626
16,700	—	—	16,700	CompuCom Systems, Inc.		75,484	—	—	75,484
8,200	—	—	8,200	Computer Network Technology Corp.		66,420	—	—	66,420
2,797	—	—	2,797	Comverse Technology, Inc.		42,039	—	—	42,039
17,626	—	—	17,626	Enterasys Networks, Inc.		53,407	—	—	53,407
—	36,221	(36,221)	—	Fargo Electronics		—	352,430	(352,430)	—
2,278	—	—	2,278	Foundry Networks, Inc.		32,803	—	—	32,803
1,122	40,535	(40,535)	1,122	Hutchinson Technology, Inc.		36,902	1,333,196	(1,333,196)	36,902
9,791	—	—	9,791	Hypercom Corp.		40,633	—	—	40,633
—	12,287	(12,287)	—	Imation Corp.		—	464,694	(464,694)	—
1,671	—	—	1,671	Ingram Micro, Inc.		18,381	—	—	18,381
7,409	—	—	7,409	Iomega Corp.		78,535	—	—	78,535
24,871	—	—	24,871	Maxtor Corp.		186,781	—	—	186,781
3,156	—	—	3,156	Mercury Computer Systems, Inc.		57,313	—	—	57,313
1,004	—	—	1,004	Metrologic Instruments, Inc.		33,383	—	—	33,383

(a)          Represents expected liquidation of Portfolio securities of the Protective Small Cap Value Fund prior to the merger date. No commissions are reflected, as such cost will be born directly by PIA & GSAM.

14

Shares				Description		Value
Goldman Sachs CORE Small Cap Equity Fund	Protective Small Cap Value Fund	Adjusment(a)	Pro Forma Combined Fund	Common Stocks-(continued)		Goldman Sachs CORE Small Cap Equity Fund	Protective Small Cap Value Fund	Adjusment(a)	Pro Forma Combined Fund

1,330	—	—	1,330	NCR Corp.		$34,075	$—	$—	$34,075
2,800	—	—	2,800	PC Connection, Inc.		19,040	—	—	19,040
2,600	—	—	2,600	RadiSys Corp.		34,320	—	—	34,320
15,769	—	—	15,769	RSA Security, Inc.		169,517	—	—	169,517
—	22,098	(22,098)	—	Scansource, Inc.		—	591,122	(591,122)	—
1,004	—	—	1,004	Stratasys, Inc.		35,311	—	—	35,311
1,232	—	—	1,232	Tech Data Corp.		32,907	—	—	32,907
11,100	—	—	11,100	Western Digital Corp.		114,330			114,330
						1,334,587	2,741,442	(2,741,442)	1,334,587

				COMPUTER SOFTWARE	3.3%
—	5,307	(5,307)	—	Anteon International Corp		—	148,118	(148,118)	—
11,564	—	—	11,564	Ascential Software Corp.		190,112	—	—	190,112
3,715	—	—	3,715	Aspen Technology, Inc.		17,832	—	—	17,832
5,670	5,361	(5,361)	5,670	Avid Technology, Inc.		198,847	188,010	(188,010)	198,847
4,200	—	—	4,200	CCC Information Services Group, Inc.		60,900	—	—	60,900
3,273	—	—	3,273	Citrix Systems, Inc.		66,638	—	—	66,638
7,600	—	—	7,600	Digital River, Inc.		146,680	—	—	146,680
1,703	—	—	1,703	Documentum, Inc.		33,498	—	—	33,498
5,150	—	—	5,150	Eclipsys Corp.		53,766	—	—	53,766
7,800	—	—	7,800	FileNET Corp.		140,712	—	—	140,712
5,009	—	—	5,009	Hyperion Solutions Corp.		169,104	—	—	169,104
9,918	—	—	9,918	IDX Systems Corp.		153,927	—	—	153,927
—	19,539	(19,539)	—	Informatica Corp.		—	135,014	(135,014)	—
5,997	—	—	5,997	Intergraph Corp.		128,935	—	—	128,935
2,966	—	—	2,966	JDA Software Group, Inc.		33,190	—	—	33,190
12,978	—	—	12,978	Legato Systems, Inc.		108,885	—	—	108,885
4,643	—	—	4,643	Macrovision Corp.		92,489	—	—	92,489
7,462	—	—	7,462	Mentor Graphics Corp.		108,050	—	—	108,050
6,282	—	—	6,282	Micromuse, Inc.		50,193	—	—	50,193
3,399	35,005	(35,005)	3,399	NetIQ Corp.		52,549	541,177	(541,177)	52,549
3,471	—	—	3,471	NetScreen Technologies, Inc.		78,271	—	—	78,271
—	27,319	(27,319)	—	OPNET Technologies, Inc.		—	333,019	(333,019)	—
7,900	—	—	7,900	Pharmacopeia, Inc.		65,175	—	—	65,175
1,668	24,944	(24,944)	1,668	Pinnacle Systems, Inc.		17,848	266,901	(266,901)	17,848
11,614	—	—	11,614	Pumatech, Inc.		39,488	—	—	39,488
4,464	—	—	4,464	QAD, Inc.		33,123	—	—	33,123
5,400	—	—	5,400	Radiant Systems, Inc.		36,396	—	—	36,396
—	22,174	(22,174)	—	Retek, Inc.		—	141,914	(141,914)	—
11,100	—	—	11,100	ScanSoft, Inc.		60,273	—	—	60,273
6,743	—	—	6,743	Sonus Networks, Inc.		33,917	—	—	33,917
2,122	—	—	2,122	SPSS, Inc.		35,522	—	—	35,522
6,145	—	—	6,145	Sybase, Inc.		85,477	—	—	85,477
732	—	—	732	Take-Two Interactive Software, Inc.		20,745	—	—	20,745
13,112	—	—	13,112	Tradestation Group, Inc.		134,529	—	—	134,529
3,379	—	—	3,379	Ulticom, Inc.		32,100	—	—	32,100
10,700	—	—	10,700	United Online, Inc.		271,138	—	—	271,138
4,100	—	—	4,100	Vastera, Inc.		24,477	—	—	24,477
3,400	—	—	3,400	Verint Systems, Inc.		86,394	—	—	86,394
11,900	—	—	11,900	VitalWorks, Inc.		47,005	—	—	47,005
2,113	—	—	2,113	Websense, Inc.		33,090	—	—	33,090
						2,941,275	1,754,153	(1,754,153)	2,941,275

				CONSTRUCTION	1.7%
—	9,251	(9,251)	—	Beazer Homes USA, Inc.		—	772,458	(772,458)	—
6,350	—	—	6,350	Griffon Corp.		101,600	—	—	101,600
3,923	—	—	3,923	M/I Schottenstein Homes, Inc.		167,434	—	—	167,434
200	—	—	200	NVR, Inc.		82,200	—	—	82,200
—	29,967	(29,967)	—	Standard Pacific Corp.		—	993,706	(993,706)	—
1,058	—	—	1,058	United Capital Corp.		36,818	—	—	36,818
12,472	—	—	12,472	USG Corp.		236,968	—	—	236,968
						625,020	1,766,164	(1,766,164)	625,020

				CONSUMER DURABLES	0.3%
11,100	—	—	11,100	Interface, Inc.		51,504	—	—	51,504
9,032	—	—	9,032	Kimball International, Inc.		140,899	—	—	140,899
8,575	—	—	8,575	Steelcase, Inc.		100,842	—	—	100,842
4,342	—	—	4,342	The Toro Co.		172,595			172,595
						465,840	—	—	465,840

(a)          Represents expected liquidation of Portfolio securities of the Protective Small Cap Value Fund prior to the merger date. No commissions are reflected, as such cost will be born directly by PIA & GSAM.

15

Shares				Description		Value
Goldman Sachs CORE Small Cap Equity Fund	Protective Small Cap Value Fund	Adjustment(a)	Pro Forma Combined Fund	Common Stocks-(continued)		Goldman Sachs CORE Small Cap Equity Fund	Protective Small Cap Value Fund	Adjustment(a)	Pro Forma Combined Fund
				DEFENSE/AEROSPACE	1.1%
10,200	—	—	10,200	Aviall, Inc.		$115,974	$—	$—	$115,974
3,600	—	—	3,600	Curtiss-Wright Corp.		227,520	—	—	227,520
—	40,024	(40,024)	—	Ducommun, Inc.		—	564,338	(564,338)	—
—	22,214	(22,214)	—	Herley Industries, Inc.		—	377,194	(377,194)	—
5,400	—	—	5,400	Kaman Corp.		63,126	—	—	63,126
2,600	—	—	2,600	Moog, Inc.		90,350	—	—	90,350
1,300	—	—	1,300	Sequa Corp.		44,590	—	—	44,590
5,911	—	—	5,911	Teledyne Technologies, Inc.		77,434			77,434
						618,994	941,532	(941,532)	618,994
				DRUGS	1.5%
9,189	—	—	9,189	Alpharma, Inc.		198,482	—	—	198,482
3,806	—	—	3,806	American Pharmaceutical Partners, Inc.		129,023	—	—	129,023
1,100	—	—	1,100	Biosite, Inc.		52,884	—	—	52,884
3,300	—	—	3,300	Bradley Pharmaceuticals, Inc.		54,450	—	—	54,450
1,176	—	—	1,176	CIMA Labs, Inc.		31,623	—	—	31,623
5,600	—	—	5,600	D & K Healthcare Resources, Inc.		90,384	—	—	90,384
6,800	—	—	6,800	Endo Pharmaceuticals Holdings, Inc.		115,056	—	—	115,056
3,846	—	—	3,846	IDEXX Laboratories, Inc.		128,995	—	—	128,995
1,433	—	—	1,433	Lannett Co., Inc.		33,590	—	—	33,590
—	18,228	(18,228)	—	NBTY, Inc.		—	383,882	(383,882)	—
—	26,192	(26,192)	—	Perrigo Co.		—	409,643	(409,643)	—
578	—	—	578	Pharmaceutical Resources, Inc.		28,125	—	—	28,125
—	19,260	(19,260)	—	Priority Healthcare Corp		—	357,273	(357,273)	—
2,459	—	—	2,459	USANA Health Sciences, Inc.		108,712	—	—	108,712
						971,324	1,150,798	(1,150,798)	971,324

				ELECTRICAL EQUIPMENT	1.5%
8,827	—	—	8,827	Aeroflex, Inc.		68,321	—	—	68,321
5,100	—	—	5,100	Anaren Microwave, Inc.		47,787	—	—	47,787
24,100	—	—	24,100	Audiovox Corp.		269,679	—	—	269,679
8,000	—	—	8,000	Centillium Communications, Inc.		79,280	—	—	79,280
2,800	—	—	2,800	Coherent, Inc.		67,004	—	—	67,004
5,400	—	—	5,400	Esterline Technologies Corp.		94,014	—	—	94,014
776	—	—	776	Fisher Scientific International, Inc.		27,082	—	—	27,082
—	8,330	(8,330)	—	FLIR Systems, Inc.		—	251,150	(251,150)	—
—	8,773	(8,773)	—	Franklin Electric Co., Inc.		—	488,217	(488,217)	—
870	—	—	870	Harris Corp.		26,144	—	—	26,144
2,900	—	—	2,900	II-VI, Inc.		66,932	—	—	66,932
3,710	—	—	3,710	Innovex, Inc.		37,471	—	—	37,471
5,811	—	—	5,811	Inter-Tel, Inc.		123,309	—	—	123,309
2,400	—	—	2,400	Itron, Inc.		51,650	—	—	51,650
4,800	—	—	4,800	Methode Electronics, Inc.		51,600	—	—	51,600
7,600	—	—	7,600	MTS Systems Corp.		112,024	—	—	112,024
32,781	—	—	32,781	Pioneer-Standard Electronics, Inc.		277,983	—	—	277,983
2,100	—	—	2,100	Trimble Navigation Ltd.		48,153	—	—	48,153
						1,448,433	739,367	(739,367)	1,448,433

				ELECTRIC UTILITIES	2.0%
15,567	—	—	15,567	Allegheny Energy, Inc.		131,541	—	—	131,541
15,900	—	—	15,900	Avista Corp.		224,985	—	—	224,985
1,631	2,966	(2,966)	1,631	Central Vermont Public Service Corp.		31,886	57,985	(57,985)	31,886
—	4,674	(4,674)	—	CH Energy Group, Inc.		—	210,330	(210,330)	—
—	72,093	(72,093)	—	El Paso Electric Co.		—	888,907	(888,907)	—
—	8,612	(8,612)	—	Empire District Electric Co.		—	187,311	(187,311)	—
2,758	—	—	2,758	Energy East Corp.		57,256	—	—	57,256
—	937	(937)	—	MGE Energy, Inc.		—	29,403	(29,403)	—
9,500	—	—	9,500	Northeast Utilities		159,030	—	—	159,030
2,000	—	—	2,000	PNM Resources, Inc.		53,500	—	—	53,500
—	26,142	(26,142)	—	PNM Resources, Inc.		—	699,299	(699,299)	—
546	3,940	(3,940)	546	WPS Resources Corp.		21,949	158,388	(158,388)	21,949
						680,147	2,231,623	(2,231,623)	680,147

				ENERGY RESOURCES	2.2%
7,359	—	—	7,359	Comstock Resources, Inc.		100,671	—	—	100,671
—	18,070	(18,070)	—	Evergreen Resources, Inc.		—	981,382	(981,382)	—
10,323	—	—	10,323	Patina Oil & Gas Corp.		331,885	—	—	331,885
—	30,041	(30,041)	—	Patina Oil & Gas Corp.		—	965,826	(965,826)	—
2,225	—	—	2,225	Stone Energy Corp.		93,272	—	—	93,272

(a)          Represents expected liquidation of Portfolio securities of the Protective Small Cap Value Fund prior to the merger date. No commissions are reflected, as such cost will be born directly by PIA & GSAM.

16

Shares				Description		Value
Goldman Sachs CORE Small Cap Equity Fund	Protective Small Cap Value Fund	Adjustment(a)	Pro Forma Combined Fund	Common Stocks-(continued)		Goldman Sachs CORE Small Cap Equity Fund	Protective Small Cap Value Fund	Adjustment(a)	Pro Forma Combined Fund
4,400	—	—	4,400	The Houston Exploration Co.		$152,680	$—	$—	$152,680
—	10,156	(10,156)	—	Tom Brown, Inc.		—	282,235	(282,235)	—
8,632	—	—	8,632	Vintage Petroleum, Inc.		97,369	—	—	97,369
1,729	—	—	1,729	Western Gas Resources, Inc.		68,468	—	—	68,468
						844,345	2,229,443	(2,229,443)	844,345

				ENVIRONMENTAL SERVICES	0.4%
1,399	—	—	1,399	Casella Waste Systems, Inc.		12,633	—	—	12,633
2,227	—	—	2,227	Republic Services, Inc.		50,486	—	—	50,486
—	5,094	(5,094)	—	TRC Companies, Inc.		—	75,188	(75,188)	—
—	12,448	(12,448)	—	Waste Connections, Inc.		—	436,302	(436,302)	—
						63,119	511,490	(511,490)	63,119

				FINANCIAL SERVICES	1.4%
—	12,913	(12,913)	—	American Capital Strategies Ltd.		—	322,050	(322,050)	—
—	33,406	(33,406)	—	American Financial Realty Trust		—	498,084	(498,084)	—
4,100	—	—	4,100	CompuCredit Corp.		49,815	—	—	49,815
3,200	—	—	3,200	Credit Acceptance Corp.		32,288	—	—	32,288
—	25,147	(25,147)	—	Financial Federal Corp.		—	613,587	(613,587)	—
14,068	—	—	14,068	Fremont General Corp.		192,732	—	—	192,732
18,632	—	—	18,632	Insignia Financial Group, Inc.		207,002	—	—	207,002
6,510	—	—	6,510	Metris Cos., Inc.		36,130	—	—	36,130
2,900	—	—	2,900	NCO Group, Inc.		51,939	—	—	51,939
4,145	—	—	4,145	UICI		62,465	—	—	62,465
						632,371	1,433,721	(1,433,721)	632,371

				FOOD & BEVERAGE	1.1%
—	13,897	(13,897)	—	American Italian Pasta Co.		—	578,810	(578,810)	—
810	7,873	(7,873)	810	Corn Products International, Inc.		24,325	236,426	(236,426)	24,325
8,399	—	—	8,399	Flowers Foods, Inc.		165,964	—	—	165,964
2,573	—	—	2,573	Interstate Bakeries Corp.		32,677	—	—	32,677
2,200	—	—	2,200	J & J Snack Foods Corp.		69,586	—	—	69,586
7,545	—	—	7,545	Nash-Finch Co.		125,624	—	—	125,624
2,271	—	—	2,271	Performance Food Group Co.		84,027	—	—	84,027
10,400	—	—	10,400	Pilgrim’s Pride Corp.		100,568	—	—	100,568
2,868	—	—	2,868	Ralcorp Holdings, Inc.		71,585	—	—	71,585
795	—	—	795	The J.M. Smucker Co.		31,713	—	—	31,713
3,779	—	—	3,779	United Natural Foods, Inc.		106,341	—	—	106,341
						812,410	815,236	(815,236)	812,410

				FOREST	1.8%
—	143,495	(143,495)	—	Caraustar Industries, Inc.		—	1,149,395	(1,149,395)	—
6,289	—	—	6,289	Chesapeake Corp.		137,415	—	—	137,415
2,434	—	—	2,434	Greif Bros. Corp.		55,982	—	—	55,982
6,100	—	—	6,100	Longview Fibre Co.		50,020	—	—	50,020
6,079	—	—	6,079	Louisiana-Pacific Corp.		65,896	—	—	65,896
5,300	—	—	5,300	Rock-Tenn Co.		89,835	—	—	89,835
2,568	—	—	2,568	Schweitzer-Mauduit International, Inc.		61,992	—	—	61,992
2,400	—	—	2,400	Trex Co., Inc.		94,200	—	—	94,200
18,754	—	—	18,754	United Stationers, Inc.		678,332	—	—	678,332
7,500	—	—	7,500	Universal Forest Products, Inc.		157,050	—	—	157,050
						1,390,722	1,149,395	(1,149,395)	1,390,722

				GAS UTILITIES	2.0%
—	13,218	(13,218)	—	AGL Resources, Inc.		—	336,266	(336,266)	—
—	19,644	(19,644)	—	Atmos Energy Corp.		—	487,171	(487,171)	—
2,200	—	—	2,200	Cascade Natural Gas Corp.		42,020	—	—	42,020
—	33,114	(33,114)	—	Northwest Natural Gas Co.		—	902,357	(902,357)	—
11,430	—	—	11,430	ONEOK, Inc.		224,371	—	—	224,371
—	11,783	(11,783)	—	Piedmont Natural Gas Co., Inc.		—	457,298	(457,298)	—
502	—	—	502	South Jersey Industries, Inc.		18,499	—	—	18,499
—	17,046	(17,046)	—	WGL Holdings, Inc.		—	455,128	(455,128)	—
						284,890	2,638,220	(2,638,220)	284,890

				GOLD	0.0%
806	—	—	806	Freeport-McMoRan Copper & Gold, Inc.Class B		19,747	—	—	19,747

(a)          Represents expected liquidation of Portfolio securities of the Protective Small Cap Value Fund prior to the merger date. No commissions are reflected, as such cost will be born directly by PIA & GSAM.

17

Shares				Description		Value
Goldman Sachs CORE Small Cap Equity Fund	Protective Small Cap Value Fund	Adjustment(a)	Pro Forma Combined Fund	Common Stocks-(continued)		Goldman Sachs CORE Small Cap Equity Fund	Protective Small Cap Value Fund	Adjustment(a)	Pro Forma Combined Fund
8,034	—	—	8,034	Hecla Mining Co.		$33,984	$—	$—	$33,984
						53,731	—	—	53,731

				GROCERY	0.3%
12,900	—	—	12,900	Pathmark Stores, Inc.		98,685	—	—	98,685
11,289	—	—	11,289	Ruddick Corp.		177,463	—	—	177,463
15,443	—	—	15,443	The Great Atlantic & Pacific Tea Co., Inc.		135,898	—	—	135,898
						412,046	—	—	412,046

				HEAVY ELECTRICAL	1.0%
—	29,511	(29,511)	—	Baldor Electric Co.		—	607,927	(607,927)	—
4,224	16,287	(16,287)	4,224	Belden, Inc.		67,119	258,800	(258,800)	67,119
—	62,102	(62,102)	—	GrafTech International Ltd.		—	338,456	(338,456)	—
3,400	—	—	3,400	LSI Industries, Inc.		37,740	—	—	37,740
2,560	—	—	2,560	Rofin-Sinar Technologies, Inc.		35,994	—	—	35,994
1,200	—	—	1,200	Woodward Governor Co.		51,600	—	—	51,600
						192,453	1,205,183	(1,205,183)	192,453

				HEAVY MACHINERY	0.9%
5,730	—	—	5,730	NACCO Industries, Inc.		337,726	—	—	337,726
6,600	—	—	6,600	Stewart & Stevenson Services, Inc.		103,950	—	—	103,950
2,506	38,628	(38,628)	2,506	Terex Corp.		48,917	754,019	(754,019)	48,917
1,778	—	—	1,778	Trinity Industries, Inc.		32,911	—	—	32,911
						523,504	754,019	(754,019)	523,504

				HOME PRODUCTS	2.3%
12,037	—	—	12,037	Central Garden & Pet Co.		287,082	—	—	287,082
3,200	—	—	3,200	Chattem, Inc.		60,160	—	—	60,160
—	39,927	(39,927)	—	Elizabeth Arden, Inc.		—	525,839	(525,839)	—
—	17,954	(17,954)	—	Jarden Corp.		—	496,787	(496,787)	—
452	—	—	452	Lancaster Colony Corp.		17,474	—	—	17,474
18,719	—	—	18,719	Nu Skin Enterprises, Inc.		195,614	—	—	195,614
—	41,651	(41,651)	—	Oneida Ltd.		—	281,144	(281,144)	—
6,573	—	—	6,573	Perrigo Co.		102,802	—	—	102,802
866	38,128	(38,128)	866	The Dial Corp.		16,844	741,590	(741,590)	16,844
—	33,159	(33,159)	—	The Topps Co., Inc.		—	284,836	(284,836)	—
—	19,537	(19,537)	—	Tupperware Corp.		—	280,551	(280,551)	—
						679,976	2,610,747	(2,610,747)	679,976

				HOTELS	0.3%
6,400	—	—	6,400	Choice Hotels International, Inc.		174,784	—	—	174,784
20,527	—	—	20,527	FelCor Lodging Trust, Inc.		161,137	—	—	161,137
31,800	—	—	31,800	La Quinta Corp.		137,058	—	—	137,058
						472,979	—	—	472,979

				INDUSTRIAL PARTS	5.3%
6,373	—	—	6,373	A.O. Smith Corp.		179,400	—	—	179,400
—	14,954	(14,954)	—	Actuant Corp.		—	707,623	(707,623)	—
1,003	—	—	1,003	Analogic Corp.		48,906	—	—	48,906
14,570	—	—	14,570	Applied Industrial Technologies, Inc.		307,427	—	—	307,427
2,287	—	—	2,287	Briggs & Stratton Corp.		115,494	—	—	115,494
—	10,287	(10,287)	—	Edo Corp.		—	182,080	(182,080)	—
2,354	—	—	2,354	Engineered Support Systems, Inc.		98,515	—	—	98,515
6,000	33,282	(33,282)	6,000	Hughes Supply, Inc.		208,200	1,154,885	(1,154,885)	208,200
—	15,286	(15,286)	—	IDEX Corp.		—	553,965	(553,965)	—
13,422	—	—	13,422	Lennox International, Inc.		172,741	—	—	172,741
—	79,405	(79,405)	—	Lydall, Inc.		—	849,634	(849,634)	—
—	28,310	(28,310)	—	Mueller Industries, Inc.		—	767,484	(767,484)	—
1,900	—	—	1,900	SPS Technologies, Inc.		51,376	—	—	51,376
—	43,498	(43,498)	—	SureBeam Corp.		—	115,270	(115,270)	—
2,935	—	—	2,935	Tecumseh Products Co.		112,440	—	—	112,440
—	113,608	(113,608)	—	Wabash National Corp.		—	1,593,920	(1,593,920)	—
18,346	—	—	18,346	Watsco, Inc.		303,810	—	—	303,810
2,888	—	—	2,888	York International Corp.		67,579	—	—	67,579
						1,665,888	5,924,861	(5,924,861)	1,665,888

				INDUSTRIAL SERVICES	2.4%
575	—	—	575	Bright Horizons Family Solutions, Inc.		19,297	—	—	19,297

(a)          Represents expected liquidation of Portfolio securities of the Protective Small Cap Value Fund prior to the merger date. No commissions are reflected, as such cost will be born directly by PIA & GSAM.

18

Shares				Description		Value
Goldman Sachs CORE Small Cap Equity Fund	Protective Small Cap Value Fund	Adjustment(a)	Pro Forma Combined Fund	Common Stocks-(continued)		Goldman Sachs CORE Small Cap Equity Fund	Protective Small Cap Value Fund	Adjustment(a)	Pro Forma Combined Fund
7,737	—	—	7,737	CDI Corp.		$200,853	$—	$—	$200,853
11,808	—	—	11,808	Copart, Inc.		111,585	—	—	111,585
1,100	—	—	1,100	Corinthian Colleges, Inc.		53,427	—	—	53,427
2,300	—	—	2,300	Corrections Corp. of America		58,259	—	—	58,259
4,767	—	—	4,767	Dollar Thrifty Automotive Group, Inc.		88,428	—	—	88,428
3,900	—	—	3,900	EGL, Inc.		59,280	—	—	59,280
—	20,570	(20,570)	—	Harsco Corp.		—	741,549	(741,549)	741,549
21,915	—	—	21,915	Integrated Electrical Services, Inc.		158,884	—	—	158,884
4,120	—	—	4,120	ITT Educational Services, Inc.		120,510	—	—	120,510
7,300	—	—	7,300	Labor Ready, Inc.		52,341	—	—	52,341
—	67,120	(67,120)	—	Medical Staffing Network Holdings, Inc.		—	469,840	(469,840)	469,840
22,051	—	—	22,051	MPS Group, Inc.		151,711	—	—	151,711
1,780	75,386	(75,386)	1,780	PRG-Schultz International, Inc.		10,502	444,777	(444,777)	455,279
8,739	—	—	8,739	Quanta Services, Inc.		62,047	—	—	62,047
2,270	—	—	2,270	Rollins, Inc.		42,789	—	—	42,789
—	16,416	(16,416)	—	School Specialty, Inc.		—	467,199	(467,199)	467,199
26,882	—	—	26,882	Spherion Corp.		186,830	—	—	186,830
						1,376,743	2,123,365	(2,123,365)	3,500,108

				INFORMATION SERVICES	2.6%
5,600	—	—	5,600	Allscripts Heathcare Solutions, Inc.		20,552	—	—	20,552
5,000	—	—	5,000	American Management Systems, Inc.		71,400	—	—	71,400
9,900	—	—	9,900	Arbitron, Inc.		353,430	—	—	353,430
10,493	—	—	10,493	Century Business Services, Inc.		34,102	—	—	34,102
6,626	—	—	6,626	CSG Systems International, Inc.		93,625	—	—	93,625
14,957	—	—	14,957	Daktronics, Inc.		244,547	—	—	244,547
4,000	—	—	4,000	Digital Insight Corp.		76,200	—	—	76,200
6,600	—	—	6,600	Exult, Inc.		56,562	—	—	56,562
1,477	—	—	1,477	FactSet Research Systems, Inc.		65,062	—	—	65,062
674	—	—	674	Fidelity National Information Solutions,Inc.		17,578	—	—	17,578
4,096	—	—	4,096	Group 1 Software, Inc.		75,653	—	—	75,653
3,124	—	—	3,124	Keane, Inc.		42,580	—	—	42,580
8,000	—	—	8,000	Lightbridge, Inc.		70,080	—	—	70,080
—	17,989	(17,989)	—	Manhattan Associates, Inc.		—	467,174	(467,174)	467,174
2,600	—	—	2,600	MemberWorks, Inc.		51,324	—	—	51,324
1,800	—	—	1,800	MICROS Systems, Inc.		59,364	—	—	59,364
—	50,762	(50,762)	—	MTC Technologies, Inc.		—	1,190,877	(1,190,877)	1,190,877
12,297	—	—	12,297	Pre-Paid Legal Services, Inc.		301,645	—	—	301,645
858	—	—	858	Resources Connection, Inc.		20,472	—	—	20,472
2,900	—	—	2,900	StarTek, Inc.		76,270	—	—	76,270
13,900	—	—	13,900	Stewart Enterprises, Inc.		59,770	—	—	59,770
16,600	—	—	16,600	TeleTech Holdings, Inc.		70,218	—	—	70,218
2,052	—	—	2,052	Tetra Tech, Inc.		35,151	—	—	35,151
3,915	—	—	3,915	The Advisory Board Co.		158,636	—	—	158,636
4,190	—	—	4,190	Tier Technologies, Inc.		32,473	—	—	32,473
						2,086,694	1,658,051	(1,658,051)	3,744,745

				INTERNET	1.2%
5,971	—	—	5,971	AQuantive, Inc.		62,696	—	—	62,696
16,200	—	—	16,200	EarthLink, Inc.		127,818	—	—	127,818
5,927	—	—	5,927	eCollege.com		68,042	—	—	68,042
1,509	—	—	1,509	eSPEED, Inc.		29,818	—	—	29,818
—	26,071	(26,071)	—	FreeMarkets, Inc.		—	181,454	(181,454)	—
—	9,778	(9,778)	—	Getty Images, Inc.		—	403,832	(403,832)	—
8,600	—	—	8,600	Inet Technologies, Inc.		85,742	—	—	85,742
3,697	—	—	3,697	InfoSpace, Inc.		50,168	—	—	50,168
6,091	—	—	6,091	Internet Security Systems, Inc.		88,259	—	—	88,259
1,100	—	—	1,100	j2 Global Communications, Inc.		50,578	—	—	50,578
2,700	—	—	2,700	NetFlix, Inc.		68,985	—	—	68,985
8,100	—	—	8,100	Packeteer, Inc.		126,117	—	—	126,117
2,511	—	—	2,511	Priceline.com, Inc.		56,221	—	—	56,221
13,570	—	—	13,570	Safeguard Scientifics, Inc.		36,639	—	—	36,639
1,439	—	—	1,439	SafeNet, Inc.		40,263	—	—	40,263
3,200	—	—	3,200	Sohu.com, Inc.		109,257	—	—	109,257
9,600	—	—	9,600	SonicWall, Inc.		46,080	—	—	46,080
6,400	—	—	6,400	Verity, Inc.		81,024	—	—	81,024
2,076	—	—	2,076	WebMD Corp.		22,483	—	—	22,483
6,048	—	—	6,048	webMethods, Inc.		49,170	—	—	49,170
						1,199,360	585,286	(585,286)	1,784,646

(a)          Represents expected liquidation of Portfolio securities of the Protective Small Cap Value Fund prior to the merger date. No commissions are reflected, as such cost will be born directly by PIA & GSAM.

19

Shares				Description		Value
Goldman Sachs CORE Small Cap Equity Fund	Protective Small Cap Value Fund	Adjustment(a)	Pro Forma Combined Fund	Common Stocks-(continued)		Goldman Sachs CORE Small Cap Equity Fund	Protective Small Cap Value Fund	Adjustment(a)	Pro Forma Combined Fund
				LEISURE & ENTERTAINMENT	3.0%
1,832	—	—	1,832	Arctic Cat, Inc.		$35,101	$—	$—	$35,101
—	24,236	(24,236)	—	Argosy Gaming Co.		—	506,775	(506,775)	—
3,465	—	—	3,465	Aztar Corp.		55,821	—	—	55,821
—	57,289	(57,289)	—	Concord Camera Corp.		—	406,179	(406,179)	—
5,090	—	—	5,090	Dover Downs Gaming & Entertainment, Inc.		47,082	—	—	47,082
—	29,530	(29,530)	—	Fossil, Inc.		—	695,727	(695,727)	—
—	21,071	(21,071)	—	GTECH Holdings Corp.		—	793,323	(793,323)	—
15,385	—	—	15,385	Handleman Co.		246,160	—	—	246,160
1,348	—	—	1,348	JAKKS Pacific, Inc.		17,915	—	—	17,915
8,301	—	—	8,301	Lexar Media, Inc.		79,192	—	—	79,192
1,901	—	—	1,901	SCP Pool Corp.		65,394	—	—	65,394
4,777	—	—	4,777	Shuffle Master, Inc.		140,396	—	—	140,396
9,494	—	—	9,494	Six Flags, Inc.		64,369	—	—	64,369
—	37,698	(37,698)	—	Station Casinos, Inc.		—	951,874	(951,874)	—
2,632	—	—	2,632	The Nautilus Group, Inc.		32,637	—	—	32,637
10,002	—	—	10,002	World Wrestling Entertainment, Inc.		102,921	—	—	102,921
						886,988	3,353,878	(3,353,878)	886,988

				LIFE INSURANCE	1.0%
4,407	15,223	(15,223)	4,407	AmerUs Group Co.		124,234	429,136	(429,136)	124,234
1,100	—	—	1,100	Delphi Financial Group, Inc.		51,480	—	—	51,480
1,300	—	—	1,300	National Western Life Insurance Co.		143,559	—	—	143,559
1,247	—	—	1,247	Protective Life Corp.		33,357	—	—	33,357
—	7,430	(7,430)	—	StanCorp Financial Group, Inc.		—	387,995	(387,995)	—
6,300	—	—	6,300	The MONY Group, Inc.		169,785	—	—	169,785
14,100	—	—	14,100	The Phoenix Cos., Inc.		127,323	—	—	127,323
						649,738	817,131	(817,131)	649,738

				MEDIA	1.6%
4,500	13,254	(13,254)	4,500	ADVO, Inc.		199,800	588,477	(588,477)	199,800
4,684	—	—	4,684	Cox Radio, Inc.		108,247	—	—	108,247
14,139	—	—	14,139	Hearst-Argyle Television, Inc.		366,200	—	—	366,200
7,830	—	—	7,830	Insight Communications Co., Inc.		103,199	—	—	103,199
2,100	—	—	2,100	Lin TV Corp.		49,455	—	—	49,455
1,291	—	—	1,291	Pegasus Communications Corp.		38,188	—	—	38,188
—	90,350	(90,350)	—	Regent Communications, Inc.		—	533,065	(533,065)	—
—	6,355	(6,355)	—	Saga Communications		—	123,605	(123,605)	—
4,600	—	—	4,600	Sinclair Broadcast Group, Inc.		53,406	—	—	53,406
1,769	—	—	1,769	Spanish Broadcasting System, Inc.		14,417	—	—	14,417
3,189	—	—	3,189	The Liberty Corp.		135,533	—	—	135,533
						1,068,445	1,245,147	(1,245,147)	1,068,445

				MEDICAL PRODUCTS	1.5%
595	—	—	595	Arrow International, Inc.		26,269	—	—	26,269
3,500	—	—	3,500	Cantel Medical Corp.		46,970	—	—	46,970
5,450	—	—	5,450	Dade Behring Holdings, Inc.		125,187	—	—	125,187
2,636	—	—	2,636	Exactech, Inc.		37,958	—	—	37,958
1,060	—	—	1,060	ICU Medical, Inc.		33,019	—	—	33,019
5,472	—	—	5,472	Interpore International, Inc.		69,659	—	—	69,659
618	—	—	618	Invacare Corp.		20,394	—	—	20,394
—	16,843	(16,843)	—	NDCHealth Corp.		—	309,069	(309,069)	—
15,229	—	—	15,229	Owens & Minor, Inc.		340,368	—	—	340,368
1,200	—	—	1,200	PolyMedica Corp.		54,948	—	—	54,948
8,400	—	—	8,400	PSS World Medical, Inc.		48,300	—	—	48,300
—	13,951	(13,951)	—	Sybron Dental Specialties, Inc.		—	329,244	(329,244)	—
3,730	—	—	3,730	Thoratec Corp.		55,577	—	—	55,577
1,700	—	—	1,700	Varian Medical Systems, Inc.		58,939	—	—	58,939
—	13,339	(13,339)	—	Varian, Inc.		—	462,463	(462,463)	—
669	—	—	669	Ventana Medical Systems, Inc.		18,183	—	—	18,183
1,154	—	—	1,154	Viasys Healthcare, Inc.		23,888	—	—	23,888
4,852	—	—	4,852	VISX, Inc.		84,182	—	—	84,182
3,323	—	—	3,323	Wright Medical Group, Inc.		63,137	—	—	63,137
						1,106,978	1,100,776	(1,100,776)	1,106,978

				MEDICAL PROVIDERS	1.7%
3,324	—	—	3,324	American Medical Security Group, Inc.		63,488	—	—	63,488
1,700	—	—	1,700	AMERIGROUP Corp.		63,240	—	—	63,240
—	30,512	(30,512)	—	Covance, Inc.		—	552,267	(552,267)	—
1,082	—	—	1,082	Dynacq International, Inc.		18,178	—	—	18,178

(a)          Represents expected liquidation of Portfolio securities of the Protective Small Cap Value Fund prior to the merger date. No commissions are reflected, as such cost will be born directly by PIA & GSAM.

20

Shares				Description		Value
Goldman Sachs CORE Small Cap Equity Fund	Protective Small Cap Value Fund	Adjustment(a)	Pro Forma Combined Fund	Common Stocks-(continued)		Goldman Sachs CORE Small Cap Equity Fund	Protective Small Cap Value Fund	Adjustment(a)	Pro Forma Combined Fund
10,680	—	—	10,680	Gentiva Health Services, Inc.		$96,120	$—	$—	$96,120
2,248	—	—	2,248	IMPATH, Inc.		31,787	—	—	31,787
2,700	—	—	2,700	Kindred Healthcare, Inc.		48,168	—	—	48,168
1,458	—	—	1,458	Oxford Health Plans, Inc.		61,280	—	—	61,280
1,499	—	—	1,499	PacifiCare Health Systems, Inc.		73,946	—	—	73,946
5,100	—	—	5,100	PAREXEL International Corp.		71,145	—	—	71,145
3,659	—	—	3,659	PDI, Inc.		37,175	—	—	37,175
—	115,880	(115,880)	—	Radiologix, Inc.		—	486,696	(486,696)	—
—	26,924	(26,924)	—	United Surgical Partners International, Inc.		—	608,213	(608,213)	—
26,316	—	—	26,316	US Oncology, Inc.		194,475	—	—	194,475
						759,002	1,647,176	(1,647,176)	759,002

				MINING	2.4%
6,124	—	—	6,124	Allegheny Technologies, Inc.		40,418	—	—	40,418
5,449	—	—	5,449	Brush Engineered Materials, Inc.		45,499	—	—	45,499
—	70,106	(70,106)	—	Commercial Metals Co.		—	1,247,186	(1,247,186)	—
2,475	—	—	2,475	Massey Energy Co.		32,546	—	—	32,546
1,730	24,111	(24,111)	1,730	Maverick Tube Corp.		33,130	461,726	(461,726)	33,130
3,500	—	—	3,500	Reliance Steel & Aluminum Corp.		72,450	—	—	72,450
17,500	—	—	17,500	RTI International Metals, Inc.		189,525	—	—	189,525
2,900	21,169	(21,169)	2,900	Schnitzer Steel Industries, Inc.		127,948	933,976	(933,976)	127,948
3,100	—	—	3,100	United States Steel Corp.		50,747	—	—	50,747
36,400	—	—	36,400	USEC, Inc.		255,528	—	—	255,528
						847,791	2,642,888	(2,642,888)	847,791

				MOTOR VEHICLE	1.3%
—	28,554	(28,554)	—	American Axle & Manufacturing Holdings, Inc.		—	682,441	(682,441)	—
—	26,538	(26,538)	—	Arvinmeritor, Inc.		—	535,537	(535,537)	—
2,179	—	—	2,179	Autoliv, Inc.		59,007	—	—	59,007
7,204	—	—	7,204	Dura Automotive Systems, Inc.		70,671	—	—	70,671
1,695	—	—	1,695	Group 1 Automotive, Inc.		54,935	—	—	54,935
—	7,739	(7,739)	—	Superior Industries International, Inc.		—	322,716	(322,716)	—
1,583	—	—	1,583	Thor Industries, Inc.		64,618	—	—	64,618
7,500	—	—	7,500	Visteon Corp.		51,525	—	—	51,525
1,044	—	—	1,044	Winnebago Industries, Inc.		39,568	—	—	39,568
						340,324	1,540,694	(1,540,694)	340,324

				OFFICE INDUSTRIAL	2.1%
8,700	16,555	(16,555)	8,700	Brandywine Realty Trust		214,194	407,584	(407,584)	214,194
5,000	—	—	5,000	Corporate Office Properties Trust		84,650	—	—	84,650
3,791	—	—	3,791	EastGroup Properties, Inc.		102,357	—	—	102,357
9,200	—	—	9,200	Glenborough Realty Trust, Inc.		176,180	—	—	176,180
—	11,628	(11,628)	—	Highwoods Properties, Inc.		—	259,304	(259,304)	—
2,600	—	—	2,600	Keystone Property Trust		48,126	—	—	48,126
—	18,187	(18,187)	—	Parkway Properties, Inc.		—	764,763	(764,763)	—
—	28,841	(28,841)	—	Prentiss Properties Trust		—	864,942	(864,942)	—
4,600	—	—	4,600	PS Business Parks, Inc.		162,380	—	—	162,380
						787,887	2,296,593	(2,296,593)	787,887

				OIL REFINING	0.7%
—	19,475	(19,475)	—	Frontier Oil Corp.		—	296,020	(296,020)	—
15,400	—	—	15,400	Sunoco, Inc.		581,196	—	—	581,196
25,430	—	—	25,430	Tesoro Petroleum Corp.		174,958	—	—	174,958
						756,154	296,020	(296,020)	756,154

				OIL SERVICES	1.5%
518	—	—	518	CARBO Ceramics, Inc.		19,296	—	—	19,296
9,700	—	—	9,700	Global Industries Ltd.		46,754	—	—	46,754
4,700	24,703	(24,703)	4,700	Hydril Co.		128,075	673,157	(673,157)	128,075
2,678	—	—	2,678	Lufkin Industries, Inc.		65,209	—	—	65,209
4,119	—	—	4,119	Oceaneering International, Inc.		105,240	—	—	105,240
22,200	—	—	22,200	Parker Drilling Co.		64,602	—	—	64,602
—	18,831	(18,831)	—	TETRA Technologies, Inc.		—	558,339	(558,339)	—
8,100	—	—	8,100	Universal Compression Holdings, Inc.		168,966	—	—	168,966
21,853	—	—	21,853	Veritas DGC, Inc.		251,310	—	—	251,310
						849,452	1,231,496	(1,231,496)	849,452

				OTHER REIT	4.1%
2,186	—	—	2,186	American Mortgage Acceptance Co.		37,949	—	—	37,949
9,700	—	—	9,700	Anthracite Capital, Inc.		116,982	—	—	116,982

(a)          Represents expected liquidation of Portfolio securities of the Protective Small Cap Value Fund prior to the merger date. No commissions are reflected, as such cost will be born directly by PIA & GSAM.

21

Shares				Description		Value
Goldman Sachs CORE Small Cap Equity Fund	Protective Small Cap Value Fund	Adjustment(a)	Pro Forma Combined Fund	Common Stocks-(continued)		Goldman Sachs CORE Small Cap Equity Fund	Protective Small Cap Value Fund	Adjustment(a)	Pro Forma Combined Fund
6,700	—	—	6,700	Apex Mortgage Capital, Inc.		$36,649	$—	$—	$36,649
5,559	—	—	5,559	Capstead Mortgage Corp.		62,650	—	—	62,650
—	30,245	(30,245)	—	Commercial Net Lease Realty		—	521,424	(521,424)	—
4,400	34,453	(34,453)	4,400	Correctional Properties Trust		123,200	964,684	(964,684)	123,200
4,786	21,278	(21,278)	4,786	Entertainment Properties Trust		137,597	611,743	(611,743)	137,597
6,489	—	—	6,489	Friedman, Billings, Ramsey Group, Inc.		86,953	—	—	86,953
9,600	20,828	(20,828)	9,600	Healthcare Realty Trust, Inc.		279,840	607,136	(607,136)	279,840
46,528	—	—	46,528	HRPT Properties Trust		428,058	—	—	428,058
—	22,442	(22,442)	—	Lexington Corporate Properties Trust		—	397,223	(397,223)	—
—	14,779	(14,779)	—	MFA Mortgage Investment, Inc.		—	148,381	(148,381)	—
10,234	—	—	10,234	National Health Investors, Inc.		188,715	—	—	188,715
4,400	—	—	4,400	Novastar Financial, Inc.		262,900	—	—	262,900
—	26,966	(26,966)	—	RAIT Investment Trust		—	714,599	(714,599)	—
2,085	—	—	2,085	Redwood Trust, Inc.		83,212	—	—	83,212
564	—	—	564	Thornburg Mortgage, Inc.		13,931	—	—	13,931
						1,858,636	3,965,190	(3,965,190)	1,858,636

				PROCESSORS	0.1%
1,595	—	—	1,595	Alliance Data Systems Corp.		37,323	—	—	37,323

				PROPERTY INSURANCE	2.5%
3,910	—	—	3,910	Fidelity National Financial, Inc.		120,272	—	—	120,272
2,984	—	—	2,984	First American Corp.		78,628	—	—	78,628
674	—	—	674	Harleysville Group, Inc.		15,515	—	—	15,515
—	22,766	(22,766)	—	Horace Mann Educators Corp.		—	367,216	(367,216)	—
—	25,444	(25,444)	—	Hub International Ltd.		—	435,093	(435,093)	—
10,800	—	—	10,800	LandAmerica Financial Group, Inc.		513,000	—	—	513,000
2,811	—	—	2,811	Ohio Casualty Corp.		37,049	—	—	37,049
—	13,786	(13,786)	—	Proassurance Corp.		—	372,084	(372,084)	—
—	25,232	(25,232)	—	RLI Corp.		—	830,133	(830,133)	—
—	8,287	(8,287)	—	Selective Insurance Group, Inc.		—	207,589	(207,589)	—
3,854	—	—	3,854	Stewart Information Services Corp.		107,334	—	—	107,334
7,000	—	—	7,000	The Midland Co.		155,470	—	—	155,470
—	30,415	(30,415)	—	U.S.I. Holdings Corp.		—	357,680	(357,680)	—
						1,027,268	2,569,795	(2,569,795)	1,027,268

				PUBLISHING	1.2%
5,857	—	—	5,857	Consolidated Graphics, Inc.		134,008	—	—	134,008
6,785	—	—	6,785	Deluxe Corp.		303,968	—	—	303,968
4,501	8,585	(8,585)	4,501	John H. Harland Co.		117,746	224,583	(224,583)	117,746
—	28,732	(28,732)	—	Journal Register Co.		—	519,762	(519,762)	—
7,400	—	—	7,400	Pulitzer, Inc.		365,708	—	—	365,708
278	—	—	278	The McClatchy Co.		16,018	—	—	16,018
6,564	—	—	6,564	The Standard Register Co.		108,175	—	—	108,175
						1,045,623	744,345	(744,345)	1,045,623

				RESTURANTS	0.8%
2,000	—	—	2,000	Bob Evans Farms, Inc.		55,260	—	—	55,260
—	61,203	(61,203)	—	Buca, Inc.		—	345,185	(345,185)	—
1,800	—	—	1,800	CBRL Group, Inc.		69,948	—	—	69,948
4,743	—	—	4,743	CEC Entertainment, Inc.		175,159	—	—	175,159
10,515	—	—	10,515	Dave & Buster’s, Inc.		114,614	—	—	114,614
934	—	—	934	Landry’s Restaurants, Inc.		22,042	—	—	22,042
4,700	—	—	4,700	Lone Star Steakhouse & Saloon, Inc.		102,319	—	—	102,319
6,907	—	—	6,907	Papa John’s International, Inc.		193,741	—	—	193,741
3,959	—	—	3,959	Ryan’s Family Steak Houses, Inc.		55,426	—	—	55,426
						788,509	345,185	(345,185)	788,509

				RETAIL	0.1%
1,478	—	—	1,478	CBL & Associates Properties, Inc.		63,554	—	—	63,554
1,700	—	—	1,700	Pan Pacific Retail Properties, Inc.		66,895	—	—	66,895
						130,449	—	—	130,449

				RETAIL APPAREL	6.1%
—	25,988	(25,988)	—	Aaron Rents, Inc.		—	670,490	(670,490)	—
1,597	—	—	1,597	Aeropostale, Inc.		34,304	—	—	34,304
—	47,442	(47,442)	—	AnnTaylor Stores Corp.		—	1,373,446	(1,373,446)	—
1,908	—	—	1,908	Blockbuster, Inc.		32,150	—	—	32,150
—	21,230	(21,230)	—	Brookstone, Inc.		—	429,908	(429,908)	—
11,798	—	—	11,798	Brown Shoe Co., Inc.		351,580	—	—	351,580

(a)          Represents expected liquidation of Portfolio securities of the Protective Small Cap Value Fund prior to the merger date. No commissions are reflected, as such cost will be born directly by PIA & GSAM.

22

Shares				Description		Value
Goldman Sachs CORE Small Cap Equity Fund	Protective Small Cap Value Fund	Adjustment(a)	Pro Forma Combined Fund	Common Stocks-(continued)		Goldman Sachs CORE Small Cap Equity Fund	Protective Small Cap Value Fund	Adjustment(a)	Pro Forma Combined Fund
26,082	—	—	26,082	Charming Shoppes, Inc.		$129,627	$—	$—	$129,627
3,953	—	—	3,953	Circuit City Stores, Inc.		34,786	—	—	34,786
3,800	—	—	3,800	Claire’s Stores, Inc.		96,368	—	—	96,368
7,872	—	—	7,872	GameStop Corp.		101,706	—	—	101,706
4,136	—	—	4,136	Goody’s Family Clothing, Inc.		35,776	—	—	35,776
5,080	—	—	5,080	Hollywood Entertainment Corp.		87,376	—	—	87,376
3,646	—	—	3,646	Insight Enterprises, Inc.		36,679	—	—	36,679
10,639	23,087	(23,087)	10,639	Kellwood Co.		336,512	730,242	(730,242)	336,512
2,223	—	—	2,223	K-Swiss, Inc.		76,738	—	—	76,738
—	17,361	(17,361)	—	Linens ‘n Things, Inc.		—	409,893	(409,893)	—
8,287	—	—	8,287	Movie Gallery, Inc.		152,895	—	—	152,895
32,327	—	—	32,327	OfficeMax, Inc.		211,742	—	—	211,742
2,290	—	—	2,290	Pacific Sunwear of California, Inc.		55,166	—	—	55,166
1,979	—	—	1,979	PETCO Animal Supplies, Inc.		43,023	—	—	43,023
—	13,397	(13,397)	—	Pier 1 Imports, Inc.		—	273,299	(273,299)	—
3,000	—	—	3,000	Shoe Carnival, Inc.		44,280	—	—	44,280
24,855	—	—	24,855	Shopko Stores, Inc.		323,115	—	—	323,115
13,450	—	—	13,450	Skechers U.S.A., Inc.		99,530	—	—	99,530
1,748	—	—	1,748	Sonic Automotive, Inc.		38,299	—	—	38,299
4,434	—	—	4,434	Stage Stores, Inc.		104,199	—	—	104,199
2,424	—	—	2,424	Stein Mart, Inc.		14,520	—	—	14,520
5,722	—	—	5,722	The Bombay Co., Inc.		60,825	—	—	60,825
2,887	—	—	2,887	The Finish Line, Inc.		64,120	—	—	64,120
3,300	10,586	(10,586)	3,300	The Gymboree Corp.		55,374	177,633	(177,633)	55,374
10,700	—	—	10,700	The Sports Authority, Inc.		114,490	—	—	114,490
—	27,441	(27,441)	—	Too, Inc.		—	555,680	(555,680)	—
1,285	—	—	1,285	Tractor Supply Co.		61,359	—	—	61,359
—	78,984	(78,984)	—	Tropical Sportswear International Corp.		—	572,634	(572,634)	—
3,300	—	—	3,300	Tuesday Morning Corp.		86,790	—	—	86,790
2,545	—	—	2,545	Ultimate Electronics, Inc.		32,627	—	—	32,627
—	24,991	(24,991)	—	Unifi, Inc.		—	154,944	(154,944)	—
—	8,141	(8,141)	—	Wilsons Leather Experts, Inc.		—	58,697	(58,697)	—
2,288	8,482	(8,482)	2,288	Zale Corp.		91,520	339,280	(339,280)	91,520
						3,007,476	5,746,146	(5,746,146)	3,007,476

				SECURITIES/ASSET MANAGEMENT	1.2%
—	11,678	(11,678)	—	Affiliated Managers Group, Inc.		—	711,774	(711,774)	—
1,936	—	—	1,936	BlackRock, Inc.		87,197	—	—	87,197
13,125	—	—	13,125	Gabelli Asset Management, Inc.		473,813	—	—	473,813
16,700	—	—	16,700	Knight Trading Group, Inc.		103,874	—	—	103,874
9,700	—	—	9,700	Nuveen Investments		264,228	—	—	264,228
3,520	—	—	3,520	SWS Group, Inc.		70,928	—	—	70,928
						1,000,040	711,774	(711,774)	1,000,040

				SEMICONDUCTORS	2.3%
—	20,385	(20,385)	—	Actel Corp.		—	417,893	(417,893)	—
8,100	—	—	8,100	Advanced Micro Devices, Inc.		51,921	—	—	51,921
8,236	—	—	8,236	Arrow Electronics, Inc.		125,517	—	—	125,517
9,450	—	—	9,450	Avnet, Inc.		119,826	—	—	119,826
7,100	—	—	7,100	Cohu, Inc.		110,760	—	—	110,760
—	27,316	(27,316)	—	Credence Systems Corp.		—	231,367	(231,367)	—
7,100	—	—	7,100	Cree, Inc.		115,588	—	—	115,588
—	28,105	(28,105)	—	Entegris, Inc.		—	377,731	(377,731)	—
2,281	—	—	2,281	Genesis Microchip, Inc.		30,885	—	—	30,885
24,434	—	—	24,434	GlobespanVirata, Inc.		201,580	—	—	201,580
5,700	—	—	5,700	InterDigital Communications Corp.		133,209	—	—	133,209
5,156	—	—	5,156	MEMC Electronic Materials, Inc.		50,529	—	—	50,529
3,800	—	—	3,800	Microsemi Corp.		60,800	—	—	60,800
6,924	—	—	6,924	Pixelworks, Inc.		41,128	—	—	41,128
—	16,042	(16,042)	—	Power Integrations, Inc.		—	390,141	(390,141)	—
2,620	—	—	2,620	PTEK Holdings, Inc.		12,707	—	—	12,707
1,514	—	—	1,514	Rainbow Technologies, Inc.		12,733	—	—	12,733
919	—	—	919	Rambus, Inc.		15,228	—	—	15,228
5,800	—	—	5,800	REMEC, Inc.		40,368	—	—	40,368
3,108	—	—	3,108	SanDisk Corp.		125,408	—	—	125,408
6,594	—	—	6,594	Sigma Designs, Inc.		71,611	—	—	71,611
4,760	—	—	4,760	Silicon Laboratories, Inc.		126,806	—	—	126,806
16,009	—	—	16,009	Silicon Storage Technology, Inc.		67,078	—	—	67,078
12,588	—	—	12,588	Skyworks Solutions, Inc.		85,221	—	—	85,221

(a)          Represents expected liquidation of Portfolio securities of the Protective Small Cap Value Fund prior to the merger date. No commissions are reflected, as such cost will be born directly by PIA & GSAM.

23

Shares				Description		Value
Goldman Sachs CORE Small Cap Equity Fund	Protective Small Cap Value Fund	Adjustment(a)	Pro Forma Combined Fund	Common Stocks-(continued)		Goldman Sachs CORE Small Cap Equity Fund	Protective Small Cap Value Fund	Adjustment(a)	Pro Forma Combined Fund
3,091	—	—	3,091	Vishay Intertechnology, Inc.		$40,801	$—	$—	$40,801
4,800	7,064	(7,064)	4,800	Zoran Corp.		92,208	135,699	(135,699)	92,208
						1,731,912	1,552,831	(1,552,831)	1,731,912

				TELECOMMUNICATIONS EQUIPMENT	0.8%
2,700	—	—	2,700	ADTRAN, Inc.		138,483	—	—	138,483
14,416	—	—	14,416	Allen Telecom, Inc.		238,152	—	—	238,152
13,591	—	—	13,591	Anixter International, Inc.		318,437	—	—	318,437
6,358	—	—	6,358	Artesyn Technologies, Inc.		35,669	—	—	35,669
3,600	—	—	3,600	EMS Technologies, Inc.		47,772	—	—	47,772
14,721	—	—	14,721	McDATA Corp.		215,957	—	—	215,957
5,427	—	—	5,427	Plantronics, Inc.		117,603	—	—	117,603
3,029	—	—	3,029	Tekelec		34,228	—	—	34,228
10,200	—	—	10,200	Turnstone Systems, Inc.		25,602	—	—	25,602
						1,171,903	—	—	1,171,903

				TELEPHONE	0.8%
17,886	—	—	17,886	IDT Corp.		320,159	—	—	320,159
15,407	—	—	15,407	Metro One Telecommunications, Inc.		79,500	—	—	79,500
3,084	—	—	3,084	TALK America Holdings, Inc.		33,647	—	—	33,647
10,682	—	—	10,682	Time Warner Telecom, Inc.		68,044	—	—	68,044
—	25,118	(25,118)	—	West Corp.		—	669,395	(669,395)	—
						501,350	669,395	(669,395)	501,350

				THRIFTS	2.7%
1,463	32,431	(32,431)	1,463	BankUnited Financial Corp.		29,479	653,484	(653,484)	29,479
—	42,362	(42,362)	—	Brookline Bancorp, Inc.		—	593,068	(593,068)	—
—	17,147	(17,147)	—	Fidelity Bankshares, Inc.		—	382,378	(382,378)	—
9,800	—	—	9,800	Flagstar Bancorp, Inc.		239,610	—	—	239,610
2,515	—	—	2,515	Horizon Financial Corp.		39,687	—	—	39,687
1,703	31,209	(31,209)	1,703	IndyMac Bancorp, Inc.		43,290	793,333	(793,333)	43,290
—	21,662	(21,662)	—	Irwin Financial Corp.		—	561,046	(561,046)	—
3,244	—	—	3,244	Sound Federal Bancorp, Inc.		44,086	—	—	44,086
4,248	—	—	4,248	Staten Island Bancorp, Inc.		82,751	—	—	82,751
1,231	—	—	1,231	W Holding Co., Inc.		20,829	—	—	20,829
—	15,061	(15,061)	—	Washington Federal, Inc.		—	348,361	(348,361)	—
						499,732	3,331,670	(3,331,670)	499,732

				TOBACCO	0.0%
1,345	—	—	1,345	R.J. Reynolds Tobacco Holdings, Inc.		50,047	—	—	50,047

				TRUCK FREIGHT	1.8%
3,747	—	—	3,747	Airborne, Inc.		78,312	—	—	78,312
2,179	—	—	2,179	Covenant Transport, Inc.		37,043	—	—	37,043
567	—	—	567	Expeditors International of Washington, Inc.		19,641	—	—	19,641
—	32,041	(32,041)	—	Heartland Express, Inc.		—	712,912	(712,912)	—
3,600	10,301	(10,301)	3,600	Landstar System, Inc.		226,260	647,418	(647,418)	226,260
—	86,965	(86,965)	—	OMI Corp.		—	535,704	(535,704)	—
5,700	—	—	5,700	Roadway Corp.		162,621	—	—	162,621
—	12,838	(12,838)	—	SCS Transportation, Inc.		—	162,144	(162,144)	—
						523,877	2,058,178	(2,058,178)	523,877

				WIRELESS	0.5%
12,800	—	—	12,800	American Tower Corp.		113,280	—	—	113,280
6,287	—	—	6,287	Boston Communications Group, Inc.		107,696	—	—	107,696
—	17,966	(17,966)	—	Crown Castle International Corp.		—	139,596	(139,596)	—
—	23,071	(23,071)	—	Powerwave Technologies, Inc.		—	144,655	(144,655)	—
6,081	—	—	6,081	United States Cellular Corp.		154,762	—	—	154,762
2,711	—	—	2,711	Wireless Facilities, Inc.		32,261	—	—	32,261
						407,999	284,251	(284,251)	407,999

				TOTAL COMMON STOCKS— (Cost $124,309,944)		$52,330,983	$87,009,590	$(87,009,590)	$52,330,983

				PREFERRED STOCK	0.0%
30	—	—	30	Dynacq International, Inc.		$510	$—	$—	$510
				TOTAL PREFERRED STOCK (Cost $418)		$510	$—	$—	$510

(a)          Represents expected liquidation of Portfolio securities of the Protective Small Cap Value Fund prior to the merger date. No commissions are reflected, as such cost will be born directly by PIA & GSAM.

24

Principal Amount				Description		Value
Goldman Sachs CORE Small Cap Equity Fund	Protective Small Cap Value Fund	Adjustment(a)	Pro Forma Combined Fund	Common Stocks-(continued)		Goldman Sachs CORE Small Cap Equity Fund	Protective Small Cap Value Fund	Adjustment(a)	Pro Forma Combined Fund
				Repurchase Agreements	2.7%
$—	$3,637,000	$(3,637,000)	$—	State Street Corp. 1.00% 7/01/2003 Maturity Value $3,637,000 Dated June 30, 2003 (Collaterized by $2,535,000 United States Treasury bond, 8.125%, 5/15/21 with a value of $3,712,586) (Cost $3,637,000)		$—	$3,637,000	$(3,637,000)	$—

200,000	—	—	200,000	Joint Repurchase Agreement Account II 1.25% 7/01/2003 Dated June 30, 2003 Maturity Value $200,007 Collateralized by Federal Agency Obligations (Cost $200,000)		200,000	—	—	200,000

				Total Repurchase Agreements (Cost $3,837,000)		$200,000	$3,637,000	$(3,637,000)	$200,000

				TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL	99.6%
				(Cost $128,147,362)		$52,531,493	$90,646,590	$(90,646,590)	$52,531,493

Shares
				Securities Lending Collateral	1.4%
2,067,829	—	—	2,067,829	Boston Global Investment Trust -Enhanced Portfolio		$2,067,829	$—	$—	$2,067,829

				Total Securities Lending Collateral (Cost $2,067,829)		$2,067,829	$—	$—	$2,067,829

				TOTAL INVESTMENTS	101.0%
				(Cost $130,215,191)		$54,599,322	$90,646,590	$(90,646,590)	$54,599,322

(a)          Represents expected liquidation of Portfolio securities of the Protective Small Cap Value Fund prior to the merger date. No commissions are reflected, as such cost will be born directly by PIA & GSAM.

25

Pro Forma Combined Statement of Assets and Liabilities

for the Goldman Sachs CORE Small Cap Equity Fund and the Protective Small Cap Value Fund

June 30, 2003 (Unaudited)

	Goldman Sachs CORE Small Cap Equity Fund	Protective Small Cap Value Fund	Adjustments		Pro Forma Combined Fund

Assets:
Investments in securities, at value (cost $47,800,772, $80,346,590 and $47,800,772, respectively)	$52,531,493	$90,646,590	$(90,646,590	)(a)	$52,531,493
Securities Lending collateral, at value	2,067,829	—	—		2,067,829
Cash, at value	70,647	324	90,646,590	(a)	90,717,561
Receivables:			—
Investment securities sold	8,483,401	1,193,329	—		9,676,730
Dividends and Interest, at value	57,970	77,573	—		135,543
Fund shares sold	14,835	—	—		14,835
Varation margin	1,155	—	—		1,155
Reimbursement from Adviser	6,457	13,345	—		19,802
Securities lending income	6,270	—	—		6,270
Other assets	837	1,248	—		2,085
Total assets	63,240,894	91,932,409	—		155,173,303

Liabilities:
Payables:
Investment securities purchased	8,464,112	515,625	—		8,979,737
Fund shares repurchased	74,661	28,113	—		102,774
Amounts owed to affiliates	34,154	59,713	—		93,867
Payable upon return of securities loaned	2,067,829	—	—		2,067,829
Accrued expenses and other liabilities	76,415	21,390	—		97,805
Total liabilities	10,717,171	624,841	—		11,342,012

Net Assets:
Paid in capital	52,233,013	71,144,786	—		123,377,799
Accumulated undistributed net investment income	133,960	1,151,376	—		1,285,336
Accumulated net realized gain (loss) on investment and futures transactions	(4,570,604)	8,711,406	10,300,000	(a)	14,440,802
Net unrealized gain on investments and futures	4,727,354	10,300,000	(10,300,000	)(a)	4,727,354
Net Assets	$52,523,723	$91,307,568	$—		$143,831,291

Total shares of beneficial interest outstanding, $0.001 par value (unlimited)	4,916,476	6,745,438	1,803,960	(b)	13,465,874
Net asset value, offering and redemption price per share	$10.68	$13.54	$—		$10.68

(a)   Represents expected liquidation of Portfolio securities of the Protective Small Cap Value Fund prior to the merger date. No commissions are reflected, as such cost will be born directly by PIA & GSAM.

(b)   Adjustment to reflect issuance of additional shares based on Goldman Sachs CORE Small Cap Equity Fund NAV.

26

Pro-Forma Combined Statement of Operations

for the Goldman Sachs CORE Small Cap Equity Fund and the Protective Small Cap Value Fund

For the Twelve Months Ended June 30, 2003 (Unaudited)

	Goldman Sachs CORE Small Cap Equity Fund	Protective Small Cap Value Fund	Adjustments		Pro Forma Combined Fund
Investment Income:
Dividends	$707,393	$1,312,260	$—		$2,019,653
Interest (including securities lending income of $32,439, $0 and $32,439, respectively)	33,738	25,845	—		59,583
Total income	741,131	1,338,105	—		2,079,236

Expenses:
Management fees	354,123	669,136	(42,259	)(a)	981,000
Custody and accounting fees	151,137	91,332	(72,469	)(a)	170,000
Audit fees	24,597	25,013	(21,610	)(a)	28,000
Legal fees	13,514	4,531	(3,045	)(a)	15,000
Printing fees	25,151	23,029	(13,180	)(a)	35,000
Transfer Agent fees	20,038	2,015	22,920	(b)	44,973
Trustee fees	11,367	5,387	(5,387	)(a)	11,367
Deferred organization expenses	1,378	—	—		1,378
Insurance	1,348	—	2,452	(b)	3,800
Other	30,042	7	(49	)(a)	30,000
Total expenses	632,695	820,450	(132,627)		1,320,518
Less - expense reductions	(128,461)	(151,314)	129,110	(c)	(150,665)
Net Expenses	504,234	669,136	(3,517)		1,169,853
Net Investment Income	236,897	668,969	3,517		909,383

Realized and unrealized gain (loss) on investment and futures transactions:
Net realized gain (loss) from:
Investment transactions	(4,097,134)	2,191,193	—		(1,905,941)
Futures transactions	(3,025)	—			(3,025)
Net change in unrealized gain (loss) on:
Investments	1,880,872	(5,067,114)	—		(3,186,242)
Futures	(3,367)	—			(3,367)

Net realized and unrealized loss on investment and futures transactions	(2,222,654)	(2,875,921)	—		(5,098,575)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,985,757)	$(2,206,952)	$3,517		$(4,189,192)

(a)          Reflects the anticipated savings as a result of the Reorganization through a reduction in management fees and consolidation of printing, custody and accounting and other services.

(b)         Adjustment to reflect higher expenses due to increase in asset size.

(c)          Reflects the anticipated reduction in expenses as a result of the Reorganization.

27

Pro Forma Combined Statement of Investments for Goldman Sachs International Equity and Protective International Equity Fund

June 30, 2003 (Unaudited)

Shares					Value
Goldman Sachs International Equity Fund	Protective International Equity Fund	Pro Forma Combined Fund	Description		Goldman Sachs International Equity Fund	Protective International Equity Fund	Pro Forma Combined Fund
			Common Stocks	97.9%
			AUSTRALIA	0.8%
76,333	395,340	471,673	Promina Group		$120,959	$626,465	$747,424

			FINLAND	2.5%
22,958	112,289	135,247	Nokia Oyj		378,683	1,852,161	2,230,844

			FRANCE	12.7%
4,453	23,140	27,593	Aventis Holdings		245,398	1,275,210	1,520,608
8,004	42,190	50,194	BNP Paribas SA		407,392	2,147,411	2,554,803
8,113	41,943	50,056	France Telecom SA		199,331	1,030,512	1,229,843
2,443	12,818	15,261	Lafarge SA		143,313	751,939	895,252
3,995	20,680	24,675	L’Oreal SA		282,148	1,460,533	1,742,681
796	4,125	4,921	LVMH (Louis Vuitton Moet Hennessy)		39,545	204,927	244,472
3,517	18,448	21,965	Total Fina Elf SA		532,379	2,792,528	3,324,907
					1,849,506	9,663,060	11,512,566

			GERMANY	3.9%
5,929	31,093	37,022	Bayerische Motoren Werke (BMW) AG		228,464	1,198,118	1,426,582
2,414	12,504	14,918	Deutsche Bank AG		156,828	812,337	969,165
1,526	7,925	9,451	SAP AG		180,267	936,186	1,116,453
					565,559	2,946,641	3,512,200

			HONG KONG	1.3%
88,000	456,000	544,000	Cathay Pacific Air		118,490	613,992	732,482
7,200	37,700	44,900	Hang Seng Bank Ltd.		75,941	397,636	473,577
					194,431	1,011,628	1,206,059

			IRELAND	2.6%
16,711	87,664	104,375	Allied Irish Banks PLC		250,904	1,316,154	1,567,058
10,000	51,730	61,730	Bank of Ireland		121,252	627,751	749,003
					372,156	1,943,905	2,316,061

28

Shares			Description		Value
Goldman Sachs International Equity Fund	Protective International Equity Fund	Pro Forma Combined Fund	Common Stocks-(continued)		Goldman Sachs International Equity Fund	Protective International Equity Fund	Pro Forma Combined Fund
			ITALY	6.1%
89,500	464,500	554,000	Banca Intesa SpA		$286,709	$1,488,001	$1,774,710
7,127	37,211	44,338	ENI SpA		107,965	563,702	671,667
8,584	45,779	54,363	Telecom Italia SpA		77,805	414,939	492,744
87,670	461,850	549,520	UniCredito Italiano SpA		418,496	2,204,659	2,623,155
					890,975	4,671,301	5,562,276

			JAPAN	17.5%
5,000	27,700	32,700	C&S Co., Ltd.		77,135	427,327	504,462
31	179	210	Dentsu, Inc.		96,733	558,558	655,291
10,000	40,000	50,000	Fuji Photo Film Co. Ltd.		289,516	1,158,066	1,447,582
6,500	34,300	40,800	Honda Motor Co. Ltd.		246,756	1,302,115	1,548,871
13,000	64,000	77,000	Kao Corp.		242,418	1,193,442	1,435,860
37,000	194,000	231,000	Mitsui O.S.K. Lines Ltd.		112,678	590,797	703,475
18,000	95,000	113,000	Nomura Holdings, Inc.		228,877	1,207,960	1,436,837
2,700	14,200	16,900	ORIX Corp.		149,581	786,684	936,265
20,000	108,000	128,000	RICOH CO., LTD.		327,396	1,767,936	2,095,332
1,000	5,200	6,200	ROHM CO., LTD.		109,215	567,920	677,135
300	1,500	1,800	Seiko Epson Corp.		8,936	44,679	53,615
8,500	44,400	52,900	Shin-Etsu Chemical Co. Ltd.		290,768	1,518,835	1,809,603
2,600	13,900	16,500	SKYLARK CO., LTD.		30,912	165,262	196,174
1,000	4,000	5,000	Sumitomo Corp.		4,622	18,489	23,111
2	14	16	Sumitomo Mitsui Financial Group, Inc.		4,372	30,604	34,976
8,700	44,900	53,600	Takeda Chemical Industries Ltd.		321,564	1,659,564	1,981,128
5,200	28,000	33,200	Toppan Forms Co. Ltd.		51,846	279,171	331,017
					2,593,325	13,277,409	15,870,734

			MEXICO	1.0%
178,099	929,203	1,107,302	Grupo Financiero BBVA Bancomer, SA de CV *		150,497	785,192	935,689

			NETHERLANDS	6.4%
17,127	89,842	106,969	European Aeronautic Defense & Space Co.		210,400	1,103,680	1,314,080
2,537	10,335	12,872	Gucci Group N.V.		248,337	1,011,655	1,259,992
15,740	81,528	97,268	ING Groep N.V.		273,928	1,418,855	1,692,783
853	4,473	5,326	Royal Dutch Petroleum Co.		39,659	207,964	247,623
7,016	34,522	41,538	VNU N.V.		216,522	1,065,391	1,281,913
					988,846	4,807,545	5,796,391

			RUSSIA	0.6%
1,600	8,600	10,200	YUKOS, ADR		89,040	478,590	567,630

29

Shares			Description		Value
Goldman Sachs International Equity Fund	Protective International Equity Fund	Pro Forma Combined Fund	Common Stocks-(continued)		Goldman Sachs International Equity Fund	Protective International Equity Fund	Pro Forma Combined Fund
			SINGAPORE	1.8%
15,000	76,000	91,000	Keppel Corp. Ltd.		$41,744	$211,501	$253,245
30,000	160,000	190,000	United Overseas Bank Ltd.		211,274	1,126,792	1,338,066
					253,018	1,338,293	1,591,311

			SOUTH KOREA	2.0%
10,360.00	57,114	67,474	Hana Bank GDR		98,524	543,154	641,678
5,400.00	28,110	33,510	Hyundai Motor Co. Ltd. GDR †		72,090	375,269	447,359
800	4,000	4,800	Samsung Electronics Co. Ltd. GDR		119,000	595,000	714,000
					289,614	1,513,423	1,803,037
			SPAIN	2.8%
2,974	15,459	18,433	Banco Popular Espanol SA		150,517	782,396	932,913
4,457	23,354	27,811	Industria de Diseno Textil SA		112,274	588,298	700,572
12,523	65,609	78,132	Telefonica de Espana SA		145,630	762,969	908,599
					408,421	2,133,663	2,542,084

			SWEDEN	1.8%
3,997	22,704	26,701	Eniro AB		34,245	194,520	228,765
21,552	113,913	135,465	Securitas AB, Class B		221,041	1,168,309	1,389,350
					255,286	1,362,829	1,618,115

			SWITZERLAND	9.4%
2,389	12,397	14,786	Adecco SA		98,628	511,803	610,431
3,581	18,758	22,339	Converium Holdings AG		165,591	867,398	1,032,989
1,625	8,527	10,152	Nestle SA		336,037	1,763,315	2,099,352
14,201	74,497	88,698	Novartis AG		563,165	2,954,305	3,517,470
799	4,285	5,084	Syngenta AG		40,139	215,265	255,404
1,398	7,261	8,659	Zurich Financial Services AG		167,044	867,602	1,034,646
					1,370,604	7,179,688	8,550,292

			UNITED KINGDOM	24.7%
32,690	170,710	203,400	BAA PLC		265,033	1,384,028	1,649,061
13,479	70,064	83,543	Barclays PLC		100,258	521,140	621,398
17,132	89,706	106,838	BP PLC		119,004	623,126	742,130
12,538	64,813	77,351	British Sky Broadcasting Group PLC		139,162	719,374	858,536
42,770	221,555	264,325	BT Group PLC		144,040	746,150	890,190
21,497	122,124	143,621	Capita Group PLC		80,303	456,201	536,504
4,414	21,946	26,360	Carnival PLC		134,312	667,823	802,135
29,443	153,714	183,157	Diageo PLC		314,871	1,643,859	1,958,730
39,826	207,688	247,514	Dixons Group PLC		86,894	453,140	540,034

30

Shares			Description		Value
Goldman Sachs International Equity Fund	Protective International Equity Fund	Pro Forma Combined Fund	Common Stocks-(continued)		Goldman Sachs International Equity Fund	Protective International Equity Fund	Pro Forma Combined Fund
14,734	76,570	91,304	Exel PLC		$151,481	$787,219	$938,700
28,448	149,237	177,685	GlaxoSmithKline PLC		575,076	3,016,822	3,591,898
7,904	43,997	51,901	Reckitt Benckiser PLC		145,278	808,676	953,954
9,658	50,087	59,745	Royal Bank of Scotland Group PLC		271,383	1,407,410	1,678,793
95,304	495,255	590,559	Tesco PLC		345,380	1,794,797	2,140,177
300,947	1,573,631	1,874,578	Vodafone Group PLC		589,461	3,082,251	3,671,712
16,512	87,211	103,723	WPP Group PLC		129,640	684,718	814,358
					3,591,576	18,796,734	22,388,310

			TOTAL COMMON STOCKS
			(Cost $92,901,801)		$14,362,496	$74,388,527	$88,751,023

Principal Amount
			SHORT TERM INVESTMENT	1.7%
			State Street Bank & Trust Time Deposit -1.5% 1.19% 7/01/2003
$482,000	$1,090,000	$1,572,000	(Cost $1,572,000)		$482,000	$1,090,000	$1,572,000

			TOTAL INVESTMENTS BEFORE SECURITIES LENDING—
			(Cost $94,473,801)	99.6%	$14,844,496	$75,478,527	$90,323,023

Shares
			Securities Lending Collateral	1.0%
			Boston Global Investment trust
888,035	—	888,035	(Cost $888,035)		$888,035	$—	$888,035

			TOTAL INVESTMENTS	100.6%
			(Cost $95,361,836)		$15,732,531	$75,478,527	$91,211,058

31

Pro Forma Combined Statement of Assets and Liabilities

for the Goldman Sachs International Equity Fund and the Protective International Equity Fund

June 30, 2003 (Unaudited)

	Goldman Sachs International Equity Fund	Protective International Equity Fund	Adjustments		Pro Forma Combined Fund

Assets:
Investments in securities, at value (cost $15,590,545, $78,883,256 and $94,473,801, respectively)	$14,844,496	$75,478,527	$—		$90,323,023
Securities lending collateral, at value	888,035	—	—		888,035
Cash, at value	33,155	133,718	—		166,873
Receivables:			—
Investment securities sold	31,054	—	—		31,054
Dividends and Interest, at value	40,808	125,268	—		166,076
Fund shares sold	27,862	4,446	—		32,308
Forward foreign currency exchange contracts	304,100	129,279	—		433,379
Varation margin	78,020	—	—		78,020
Reimbursement from Adviser	10,844	26,805	—		37,649
Securities lending income	1,103	—	—		1,103
Other assets	382	134,131	—		134,513
Total assets	16,259,859	76,032,174	—		92,292,033

Liabilities:
Payables:
Investment securities purchased	21,929	115,118	—		137,047
Fund shares repurchased	12,619	15,060	—		27,679
Amounts owed to affiliates	13,017	69,988	—		83,005
Payable upon return of securities loaned	888,035	—	—		888,035
Forward foreign currency exchange contracts	223,116	104,235	—		327,351
Accrued expenses and other liabilities	94,510	57,390	—		151,900
Total liabilities	1,253,226	361,791	—		1,615,017

Net Assets:
Paid in capital	24,818,936	128,647,318	—		153,466,254
Accumulated undistributed net investment income	120,462	1,478,646	—		1,599,108
Accumulated net realized loss on investment, futures, and foreign currency related transactions	(9,257,311)	(51,093,728)	—		(60,351,039)
Net unrealized loss on investments, futures and translation of assets and liabilities denominated in foreign currencies	(675,454)	(3,361,853)	—		(4,037,307)
Net Assets	$15,006,633	$75,670,383	$—		$90,677,016

Total shares of beneficial interest outstanding, $0.001 par value (unlimited)	1,871,599	9,461,837	(26,627	)(a)	11,306,809
Net asset value, offering and redemption price per share	$8.02	$8.00	$—		$8.02

(a)          Adjustment to reflect reduction of shares based on Goldman Sachs International Equity Fund NAV.

32

Pro Forma Combined Statement of Operations

for the Goldman Sachs International Equity Fund and the Protective International Equity Fund

For the Twelve Months Ended June 30, 2003 (Unaudited)

	Goldman Sachs International Equity Fund	Protective International Equity Fund	Adjustments		Pro Forma Combined Fund
Investment Income:
Dividends	$286,627	$1,525,823	$—		$1,812,450
Interest (including securities lending income of $8,386, $0 and $8,386, respectively)	11,206	13,483	—		24,689
Total income	297,833	1,539,306	—		1,837,139

Expenses:
Management fees	136,987	830,431	(75,418	)(a)	892,000
Custody and accounting fees	147,104	308,962	(301,066	)(a)	155,000
Audit fees	26,254	20,681	(16,935	)(a)	30,000
Legal fees	13,313	3,892	(2,205	)(a)	15,000
Printing fees	34,753	18,046	(8,799	)(a)	44,000
Transfer Agent fees	9,002	2,016	19,824	(b)	30,842
Trustee fees	11,367	5,024	(5,024	)(a)	11,367
Deferred organization expenses	3,424	—	—		3,424
Insurance	570	—	3,141	(b)	3,711
Other	31,369	7	(1,376	)(a)	30,000
Total expenses	414,143	1,189,059	(387,858)		1,215,344
Less - expense reductions	(208,177)	(358,628)	417,023	(c)	(149,782)
Net Expenses	205,966	830,431	29,165		1,065,562
Net Investment Income	91,867	708,875	(29,165)		771,577

Realized and unrealized gain (loss) on investment, futures and foreign currency transactions:
Net realized gain (loss) from:
Investment transactions	(2,229,662)	(12,644,965)	—		(14,874,627)
Futures transactions	(26,865)	(7,024)	—		(33,889)
Foreign currency related transactions	197,771	978,196	—		1,175,967
Net change in unrealized gain (loss) on:
Investments	919,383	3,752,340	—		4,671,723
Futures	4,346	—	—		4,346
Translation of assets and liabilities denominated in foreign currencies	20,081	(251,486)	—		(231,405)

Net realized and unrealized gain (loss) on investment, futures and foreign currency transactions	(1,114,946)	(8,172,939)	—		(9,287,885)

Net Decrease in Net Assets Resulting from Operations	$(1,023,079)	$(7,464,064)	$(29,165)		$(8,516,308)

(a)          Reflects the anticipated savings as a result of the Reorganization through a reduction in management fees and consolidation of printing, custody and accounting and other services.

(b)         Adjustment to reflect higher expenses due to increase in asset size.

(c)   Reflects the anticipated reduction in expenses as a result of the Reorganization.

33

Pro Forma Combined Statement of Investments for the Goldman Sachs Growth and Income Fund and the Protective Growth and Income Fund

June 30, 2003 (Unaudited)

Shares					Value
Goldman Sachs Growth and Income Fund	Protective Growth and Income Fund	Pro Forma Combined Fund	Description		Goldman Sachs Growth and Income Fund	Protective Growth and Income Fund	Pro Forma Combined Fund
			Common Stocks	97.9%
			Alcohol	0.5%
4,196	16,515	20,711	Anheuser-Busch Companies, Inc.		$214,206	$843,091	$1,057,297

			Apartment	0.7%
6,500	26,000	32,500	Avalonbay Communities, Inc.		277,160	1,108,640	1,385,800

			Banks	17.8%
18,875	73,300	92,175	Bank of America Corp.		1,491,691	5,792,899	7,284,590
6,698	27,426	34,124	Charter One Financial, Inc.		208,844	855,143	1,063,987
45,150	176,231	221,381	Citigroup, Inc.		1,945,645	7,542,687	9,488,332
28,150	113,050	141,200	KeyCorp.		711,350	2,856,773	3,568,123
2,499	9,408	11,907	M&T Bank Corp.		210,466	792,342	1,002,808
10,500	40,800	51,300	National City Corp.		343,455	1,334,568	1,678,023
5,300	21,500	26,800	North Fork Bancorporation, Inc.		180,518	732,290	912,808
38,104	153,798	191,902	U.S. Bancorp		933,548	3,768,051	4,701,599
13,800	55,050	68,850	Wachovia Corp.		551,448	2,199,798	2,751,246
14,044	56,688	70,732	Wells Fargo & Co.		707,818	2,857,075	3,564,893
					7,284,783	28,731,626	36,016,409

			Brokers	1.4%
3,200	12,900	16,100	Lehman Brothers Holdings, Inc.		212,736	857,592	1,070,328
5,125	20,607	25,732	Merrill Lynch & Co., Inc.		239,235	961,935	1,201,170
2,400	9,100	11,500	Morgan Stanley		102,600	389,025	491,625
					554,571	2,208,552	2,763,123

			Chemicals	2.4%
4,400	17,600	22,000	E.I. du Pont de Nemours & Co.		183,216	732,864	916,080
13,025	51,710	64,735	Praxair, Inc.		782,802	3,107,771	3,890,573
					966,018	3,840,635	4,806,653

			Computer Hardware	2.6%
9,200	36,400	45,600	CDW Corp.		421,360	1,667,120	2,088,480
29,600	118,600	148,200	Hewlett-Packard Co.		630,480	2,526,180	3,156,660
					1,051,840	4,193,300	5,245,140

			Computer Software	1.7%
5,005	20,100	25,105	International Business Machines Corp.		412,912	1,658,250	2,071,162
22,500	89,100	111,600	Oracle Corp.		270,450	1,070,982	1,341,432
					683,362	2,729,232	3,412,594

			Defense/Aerospace	1.3%
7,414	29,137	36,551	United Technologies Corp.		525,134	2,063,774	2,588,908

			Drugs	3.4%
11,800	46,700	58,500	Bristol-Myers Squibb Co.		320,370	1,267,905	1,588,275
21,500	86,900	108,400	Pfizer, Inc.		734,225	2,967,635	3,701,860
7,000	27,300	34,300	Wyeth		318,850	1,243,515	1,562,365
					1,373,445	5,479,055	6,852,500

			Electrical Equipment	0.5%
6,200	25,325	31,525	Dover Corp.		185,752	758,737	944,489

			Electrical Utilities	7.8%
4,800	19,700	24,500	Dominion Resources, Inc.		308,496	1,266,119	1,574,615
26,858	109,435	136,293	Energy East Corp.		557,572	2,271,870	2,829,442
9,957	39,855	49,812	Entergy Corp.		525,530	2,103,547	2,629,077
10,099	41,406	51,505	Exelon Corp.		604,021	2,476,493	3,080,514
11,060	45,593	56,653	FirstEnergy Corp.		425,257	1,753,051	2,178,308
4,775	19,772	24,547	FPL Group, Inc.		319,209	1,321,758	1,640,967
9,021	35,388	44,409	PPL Corp.		387,903	1,521,684	1,909,587
					3,127,988	12,714,522	15,842,510

			Energy Resources	11.4%			—
5,715	22,735	28,450	Apache Corp.		371,818	1,479,139	1,850,957
9,900	40,000	49,900	Burlington Resources, Inc.		535,293	2,162,800	2,698,093
12,200	48,600	60,800	ChevronTexaco Corp.		880,840	3,508,920	4,389,760
20,300	80,900	101,200	ConocoPhillips		1,112,440	4,433,320	5,545,760
34,131	136,902	171,033	Exxon Mobil Corp.		1,225,644	4,916,151	6,141,795
13,500	55,200	68,700	Occidental Petroleum Corp.		452,925	1,851,960	2,304,885
					4,578,960	18,352,290	22,931,250

			Environmental Services	0.7%

34

Shares			Description		Value
Goldman Sachs Growth and Income Fund	Protective Growth and Income Fund	Pro Forma Combined Fund	Common Stocks-(continued)		Goldman Sachs Growth and Income Fund	Protective Growth and Income Fund	Pro Forma Combined Fund
11,273		11,273	Waste Management, Inc.		$271,567	$1,096,986	$1,368,553

			Financial Services	4.1%
8,721	35,629	44,350	Countrywide Credit Industries, Inc.		606,720	2,478,709	3,085,429
3,843	15,243	19,086	Fannie Mae		259,172	1,027,988	1,287,160
7,882	31,703	39,585	Freddie Mac		400,169	1,609,561	2,009,730
8,813	37,215	46,028	SLM Corp.		345,205	1,457,712	1,802,917
					1,611,266	6,573,970	8,185,236

			Food & Beverage	1.1%
13,027	52,868	65,895	H.J. Heinz Co.		429,630	1,743,587	2,173,217

			Forest	0.9%
9,186	37,047	46,233	Bowater, Inc.		344,016	1,387,410	1,731,426

			Heavy Electrical	0.7%
5,400	21,500	26,900	Emerson Electric Co.		275,940	1,098,650	1,374,590

			Heavy Machinery	1.0%
8,548	34,013	42,561	Deere & Co.		390,644	1,554,394	1,945,038

			Home Products	4.0%
9,100	38,400	47,500	Avon Products, Inc.		566,020	2,388,480	2,954,500
5,900	24,300	30,200	The Clorox Co.		251,635	1,036,395	1,288,030
8,266	34,489	42,755	The Procter & Gamble Co.		737,162	3,075,729	3,812,891
					1,554,817	6,500,604	8,055,421

			Industrial Parts	2.7%
3,825	15,300	19,125	American Standard Companies, Inc.		282,782	1,131,129	1,413,911
3,100	12,200	15,300	Eaton Corp.		243,691	959,042	1,202,733
7,100	28,155	35,255	Illinois Tool Works, Inc.		467,535	1,854,007	2,321,542
2,400	10,000	12,400	W.W. Grainger, Inc.		112,224	467,600	579,824
					1,106,232	4,411,778	5,518,010

			Information Services	0.6%
14,295	56,654	70,949	Accenture Ltd.		258,597	1,024,871	1,283,468

			Life Insurance	1.8%
11,901	48,488	60,389	John Hancock Financial Services, Inc.		365,718	1,490,036	1,855,754
13,000	51,800	64,800	MetLife, Inc.		368,160	1,466,976	1,835,136
					733,878	2,957,012	3,690,890

			Media	4.2%
13,400	51,900	65,300	AOL Time Warner, Inc.		215,606	835,071	1,050,677
12,950	51,525	64,475	Cox Communications, Inc.		413,105	1,643,647	2,056,752
13,079	51,688	64,767	Fox Entertainment Group, Inc.		376,414	1,487,581	1,863,995
24,700	100,300	125,000	General Motors Corp.		316,407	1,284,843	1,601,250
11,200	44,700	55,900	Lamar Advertising Co.		394,352	1,573,887	1,968,239
					1,715,884	6,825,029	8,540,913

			Medical Products	1.3%
12,200	49,200	61,400	Baxter International, Inc.		317,200	1,279,200	1,596,400
5,100	20,400	25,500	Becton, Dickinson and Co.		198,135	792,540	990,675
					515,335	2,071,740	2,587,075

			Mining	0.5%
8,085	32,219	40,304	Alcoa, Inc.		206,168	821,584	1,027,752

			Office Industrial	2.0%
14,600	59,600	74,200	Duke Realty Corp.		402,230	1,641,980	2,044,210
11,964	48,500	60,464	Liberty Property Trust		413,954	1,678,100	2,092,054
					816,184	3,320,080	4,136,264

			Oil Services	0.5%
5,500	21,500	27,000	BJ Services Co.		205,480	803,240	1,008,720

			Other REIT	2.3%
15,900	64,260	80,160	iStar Financial, Inc.		580,350	2,345,490	2,925,840
7,900	31,500	39,400	Plum Creek Timber Co., Inc.		205,005	817,425	1,022,430
4,500	18,000	22,500	Public Storage, Inc.		152,415	609,660	762,075
					937,770	3,772,575	4,710,345

			Property Insurance	7.7%
9,100	35,200	44,300	American International Group, Inc.		502,138	1,942,336	2,444,474
12,625	48,500	61,125	PartnerRe Ltd.		645,264	2,478,835	3,124,099
17,542	69,934	87,476	RenaissanceRe Holdings Ltd.		798,512	3,183,396	3,981,908
5,800	22,500	28,300	The Allstate Corp.		206,770	802,125	1,008,895
13,100	50,600	63,700	Willis Group Holdings Ltd.		402,825	1,555,950	1,958,775
7,468	30,158	37,626	XL Capital Ltd.		619,844	2,503,114	3,122,958
					3,175,353	12,465,756	15,641,109

			Publishing	0.5%
4,440	17,827	22,267	Dow Jones & Co., Inc.		191,053	767,096	958,149

			Railroad	0.8%

35

Shares			Description		Value
Goldman Sachs Growth and Income Fund	Protective Growth and Income Fund	Pro Forma Combined Fund	Common Stocks-(continued)		Goldman Sachs Growth and Income Fund	Protective Growth and Income Fund	Pro Forma Combined Fund
6,813	26,821	33,634	Canadian National Railway Co.		$328,795	$1,294,381	$1,623,176

			Retail	0.5%
5,450	22,425	27,875	Simon Property Group, Inc.		212,714	875,248	1,087,962

			Retail Apparel	0.8%
14,604	59,747	74,351	The May Department Stores Co.		325,085	1,329,968	1,655,053

			Security/Asset Management	1.4%
15,875	63,250	79,125	Alliance Capital Management Holding L.P.		579,437	2,308,625	2,888,062

			Specialty Retail	1.3%
14,900	61,900	76,800	The Home Depot, Inc.		493,488	2,050,128	2,543,616

			Telephone	4.1%
29,000	116,900	145,900	BellSouth Corp.		772,270	3,113,047	3,885,317
6,100	24,900	31,000	CenturyTel, Inc.		212,585	867,765	1,080,350
25,100	100,100	125,200	SBC Communications, Inc.		641,305	2,557,555	3,198,860
					1,626,160	6,538,367	8,164,527

			Tobacco	0.9%
10,600	42,600	53,200	UST, Inc.		371,318	1,492,278	1,863,596
			TOTAL COMMON STOCKS
			(Cost $180,539,699)		$39,500,030	$158,108,811	$197,608,841

Principal Amount
			Repurchase Agreements	1.7%
$—	$3,354,000	$3,354,000	State Street Corp. 1.00% 7/01/2003		$—	$3,354,000	$3,354,000
			Maturity Value: $3,354,093
			Dated: June 30, 2003
			(Collaterized by $2,340,000 United States Treasury bond, 8.125%, 5/15/21 with a value of $3,427,003)
			(Cost $3,354,000)

1,500,000	—	1,500,000	Joint Repurchase Agreement Account II		1,500,000	—	1,500,000
			1.25% 7/01/2003
			Dated June 30, 2003
			Maturity Value $1,500,052
			Collateralized by Federal Agency Obligations
			(Cost $1,500,000)
			Total Repurchase Agreements		$1,500,000	$3,354,000	$4,854,000
			(Cost $4,854,000)

			TOTAL INVESTMENTS
			(Cost $185,393,699)	99.6%	$41,000,030	$161,462,811	$202,462,841

36

Pro Forma Combined Statement of Assets and Liabilities
for the Goldman Sachs Growth and Income Fund and the Protective Growth and Income Fund
June 30, 2003 (Unaudited)

	Goldman Sachs Growth and Income Fund	Protective Growth and Income Fund	Adjustments		Pro Forma Combined Fund

Assets:
Investments in securities, at value (cost $38,247,869, $147,145,830 and $185,393,699, respectively)	$41,000,030	$161,462,811	$—		$202,462,841
Cash, at value	61,167	261	—		61,428
Receivables:
Investment securities sold	112,781	455,778	—		568,559
Dividends and Interest, at value	41,510	168,057	—		209,567
Fund shares sold	9,919	12,179	—		22,098
Reimbursement from Adviser	4,103	16,691	—		20,794
Securities lending income	13	—	—		13
Other assets	690	—	—		690
Total assets	41,230,213	162,115,777	—		203,345,990

Liabilities:
Payables:
Investment securities purchased	245,444	965,963	—		1,211,407
Fund shares repurchased	24,041	—	—		24,041
Amounts owed to affiliates	26,401	106,881	—		133,282
Accrued expenses and other liabilities	72,522	28,184	—		100,706
Total liabilities	368,408	1,101,028	—		1,469,436

Net Assets:
Paid in capital	48,740,152	195,787,281	—		244,527,433
Accumulated undistributed net investment income	286,719	4,300,089	—		4,586,808
Accumulated net realized loss on investment and foreign currency related transactions	(10,917,227)	(53,389,535)	—		(64,306,762)
Net unrealized gain on investments and translation of assets and liabilities denominated in foreign currencies	2,752,161	14,316,914	—		17,069,075
Net Assets	$40,861,805	$161,014,749	$—		$201,876,554

Total shares of beneficial interest outstanding, $0.001 par value (unlimited)	4,638,454	14,024,727	4,251,635	(a)	22,914,816
Net asset value, offering and redemption price per share	$8.81	$11.48	$—		$8.81

(a)             Adjustment to reflect issuance of additional shares based on Goldman Sachs Growth and Income Fund NAV.

37

Pro Forma Combined Statement of Operations
for the Goldman Sachs Growth and Income Fund and the Protective Growth and Income Fund
For the Twelve Months Ended June 30, 2003 (Unaudited)

	Goldman Sachs Growth and Income Fund	Protective Growth and Income Fund	Adjustments		Pro Forma Combined Fund
Investment Income:
Dividends	$951,717	$4,007,225	$—		$4,958,942
Interest (including securities lending income of $184, $0 and $184, respectively)	15,752	44,106	—		59,858
Total income	967,469	4,051,331	—		5,018,800

Expenses:
Management fees	272,180	1,216,325	(76,020	)(a)	1,412,485
Custody and accounting fees	65,317	68,523	(53,840	)(a)	80,000
Audit fees	24,597	39,456	(36,053	)(a)	28,000
Legal fees	13,507	8,087	(6,594	)(a)	15,000
Printing fees	37,132	37,647	(26,779	)(a)	48,000
Transfer Agent fees	16,631	2,016	45,481	(b)	64,128
Trustee fees	11,367	9,766	(9,766	)(a)	11,367
Deferred organization expenses	1,132	—	—		1,132
Insurance	1,101	—	4,774	(b)	5,875
Other	27,832	7	161	(a)	28,000
Total expenses	470,796	1,381,827	(158,636)		1,693,987
Less - expense reductions	(79,230)	(165,502)	244,732	(c)	—
Net Expenses	391,566	1,216,325	86,096		1,693,987
Net Investment Income	575,903	2,835,006	(86,096)		3,324,813

Realized and unrealized gain (loss) on investment, and foreign currency transactions:
Net realized gain (loss) from: Investment transactions	(3,500,287)	(14,489,443)	—		(17,989,730)
Foreign currency related transactions	—	(28)	—		(28)
Net change in unrealized gain (loss) on: Investments	2,629,659	10,294,998	—		12,924,657
Translation of assets and liabilities denominated in foreign currencies	—	(99)	—		(99)

Net realized and unrealized gain (loss) on investment, and foreign currency transactions	(870,628)	(4,194,572)	—		(5,065,200)

Net Decrease in Net Assets Resulting from Operations	$(294,725)	$(1,359,566)	$(86,096)		$(1,740,387)

(a)             Reflects the anticipated savings as a result of the Reorganization through a reduction in management fees and consolidation of printing, custody and accounting and other services.

(b)            Adjustment to reflect higher expenses due to increase in asset size.

(c)    Reflects the anticipated reduction in expenses as a result of the Reorganization.

38

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Notes to Pro Forma Combined Financial Statements

June 30, 2003 (Unaudited)

1. ORGANIZATION

Goldman Sachs Variable Insurance Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (“the Act”) as an open-end, management investment company. The Trust includes Goldman Sachs Growth and Income Fund (“Growth and Income”), Goldman Sachs CORE U.S. Equity Fund (“CORE U.S. Equity”), Goldman Sachs CORE Small Cap Equity Fund (“CORE Small Cap Equity”), Goldman Sachs Capital Growth Fund (“Capital Growth”) and Goldman Sachs International Equity Fund (“International Equity”), collectively, “the Funds” or individually a “Fund.” Each Fund is diversified under the Act.

Shares of the Trust may be purchased and held by separate accounts of participating life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Shares of the Trust are not offered directly to the general public.

These unaudited pro forma combined financial statements give effect to the proposed transaction whereby all the assets of the Protective Growth and Income Fund, the Protective CORE U.S. Equity Fund, the Protective Small Cap Value Fund, the Protective Capital Growth Fund and the Protective International Equity Fund will be exchanged for shares of the Growth and Income, CORE U.S. Equity, CORE Small Cap Equity, Capital Growth and International Equity, respectively, and each Fund will assume the liabilities, if any, of the respective Protective Fund. Immediately thereafter, shares of Growth and Income, CORE U.S. Equity, CORE Small Cap Equity, Capital Growth and International Equity will be distributed to the shareholders of the Protective Growth and Income Fund, the Protective CORE U.S. Equity Fund, the Protective Small Cap Value Fund, the Protective Capital Growth Fund and the Protective International Equity Fund, respectively in a total liquidation of each Protective Fund, which will be subsequently dissolved. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the period presented. All such adjustments are of a normal, recurring nature for a reorganization.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation — Investments in securities traded on a U.S. or foreign securities exchange or the Nasdaq system are valued daily at their last sale or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the closing bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity and debt securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available are valued at fair value using methods approved by the Board of Trustees. In addition, the impact of events that occur after the publication of market quotations used by a Fund to price its securities but before the close of regular trading on the New York Stock Exchange will not be reflected in the Fund’s next determined NAV unless the Trust, in its discretion, determines to make an adjustment in light of the nature and significance of the event, consistent with applicable regulatory guidance.

B. Securities Transactions and Investment Income — Securities transactions are recorded as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified-cost basis. Dividend income is recorded on the ex-dividend date, net of foreign withholding taxes including reclaims, where applicable. Certain dividends from foreign securities may be

39

recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Interest income is determined on the basis of interest accrued, premium amortized and discount accreted. In addition, it is the Funds’ policy to accrue for estimated capital gains taxes on foreign securities held by the Funds, which are subject to such taxes.

C. Federal Taxes — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income to its shareholders. Accordingly, no federal tax provisions are required. Income distributions and capital gains distributions, if any, are declared and paid annually.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of a Fund’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain on investment transactions, or from paid-in-capital, depending on the type of book/tax differences that may exist.

D. Deferred Organization Expenses — Organization-related costs were amortized on a straight-line basis over a period of five years. At June 30, 2003, deferred organization costs have been fully amortized for all Funds.

E. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are generally allocated to the Funds on a straight-line or pro rata basis depending upon the nature of the expense.

F. Foreign Currency Translations — The books and records of each Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

Net realized and unrealized gain (loss) on foreign currency transactions represents: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) gains and losses between trade date and settlement date on investment securities transactions and forward exchange contracts; and (iii) gains and losses from the difference between amounts of interest, dividends and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on securities and derivative instruments are not segregated in the Pro Forma Combined Statement of Operations from the effects of changes in market prices of those securities and derivative instruments, but are included with the net realized and unrealized gain or loss on securities and derivative instruments. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized appreciation/depreciation on foreign currency related transactions.

G. Segregation Transactions — As set forth in their prospectus, certain Funds may enter into derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, when-issued securities and forward commitments are examples of such transactions. As a result of entering into those transactions, the Funds are required to segregate liquid assets equal to or greater than the market value of the corresponding transactions.

H. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to equal or exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians under triparty repurchase agreements.

3. AGREEMENTS

Goldman Sachs Funds Management, L.P. (“GSFM”), a subsidiary of The Goldman Sachs Group, Inc., was renamed at the end of April, 2003, Goldman Sachs Asset Management, L.P. (“GSAM”), and assumed Goldman, Sachs & Co.’s (“Goldman Sachs”) investment advisory responsibilities under its Investment Management Agreement (the “Agreement”) with the Trust on behalf of the Growth and Income, CORE U.S. Equity, CORE Small Cap Equity and Capital Growth Funds. The fees payable under the Agreement, and the personnel who manage the Funds, did not change as a result of GSAM’s assumption of responsibilities.

40

Goldman Sachs Asset Management International (“GSAMI”), an affiliate of Goldman Sachs, serves as the investment adviser for the International Equity Fund. Under the Agreements, the respective adviser manages the Funds’ portfolios, subject to the general supervision of the Trust’s Board of Trustees. As compensation for the services rendered pursuant to the Agreements, the assumption of the expenses related thereto and administering the Funds’ business affairs, including providing facilities, the investment adviser is entitled to a fee, computed daily and payable monthly equal to an annual percentage rate of the average daily net assets.

Additionally, the investment advisers have voluntarily agreed to limit certain “Other Expenses” of the Funds (excluding Management fees, taxes, interest, brokerage fees, litigation and indemnification, shareholder meeting, other extraordinary expenses and Transfer Agent fees) to the extent that such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund.

The Fund’s Management Fees and expense limitations as an annual percentage rate of average daily net assets are as follows:

Fund	Management Fee	Other Expense Limit
CORE U.S. Equity	0.70%	0.20%
CORE Small Cap Equity	0.75	0.25
Capital Growth	0.75	0.25
International Equity	1.00	0.35
Growth and Income	0.75	0.25

Goldman Sachs also serves as the transfer agent of the Funds. The fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate of 0.04% of the average daily net assets of each Fund. Goldman Sachs serves as the distributor of each Fund’s shares at no cost to the Funds.

4. JOINT REPURCHASE AGREEMENT ACCOUNT

The Funds, together with other registered investment companies having management agreements with GSAM or their affiliates, transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

At June 30, 2003, the Growth and Income, CORE U.S. Equity, CORE Small Cap Equity and Capital Growth Funds had undivided interests in the repurchase agreements in Joint Account II which equaled $1,500,000, $1,200,000, $200,000 and $500,000, respectively, in principal amount. At June 30, 2003, the following repurchase agreements held in this Joint Account were fully collateralized by Federal Agency obligations.

Repurchase Agreements	Principal Amount	Interest Rate	Maturity Date	Maturity Value
Banc of America Securities LLC	$700,000,000	1.25%	07/01/2003	$700,024,305
Barclays Capital PLC	500,000,000	1.20	07/01/2003	500,016,667
Bear Stearns Companies, Inc.	300,000,000	1.25	07/01/2003	300,010,417
Credit Suisse First Boston Corp.	200,000,000	1.25	07/01/2003	200,006,944
Deutsche Bank Securities, Inc.	350,000,000	1.20	07/01/2003	350,011,667
Greenwich Capital Markets	350,000,000	1.25	07/01/2003	350,012,153
J.P. Morgan Chase & Co.	750,000,000	1.20	07/01/2003	750,025,000
Morgan Stanley	500,000,000	1.40	07/01/2003	500,019,444
UBS LLC	850,000,000	1.23	07/01/2003	850,029,042
Westdeutsche Landesbank AG	600,000,000	1.25	07/01/2003	600,020,833
TOTAL JOINT REPURCHASE AGREEMENT ACCOUNT II	$5,100,000,000			$5,100,176,472

41

5. LINE OF CREDIT FACILITY

The Funds participate in a $350,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive arrangement, each Fund must own securities having a market value in excess of 400% of the total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The committed facility also requires a fee to be paid by the Funds based on the amount of the commitment which has not been utilized. During the twelve months ended June 30, 2003, the Funds did not have any borrowings under this facility.

6. SECURITIES LENDING

Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Funds may lend their securities through their securities lending agent, Boston Global Advisers (BGA) — a wholly owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs. The loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. As with other extensions of credit, the Funds bear the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.

Both the Funds and BGA receive compensation relating to the lending of the Funds’ securities. The amount earned by the Funds for the twelve months ended June 30, 2003 is reported parenthetically on the Pro Forma Combined Statements of Operations. The table below details the following items as of June 30, 2003: 1) market value of the securities on loan by Funds, 2) the amount of cash collateral received for loan transactions, 3) BGA earnings as securities lending agent for the Funds, 4) compensation earned by the Funds from lending its securities to Goldman Sachs and 5) the amount payable to Goldman Sachs upon return of securities loaned (collateral value). The Funds invest the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware Statutory Trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by GSAM. The Enhanced Portfolio invests in high quality money market instruments. The Funds bear the risk of incurring a loss from the investment of cash collateral due to either credit or market factors.

Fund	Market Value of Securities on loan as of June 30, 2003	Cash Collateral Received for Loans Outstanding as of June 30, 2003	Earnings of BGA Relating to Securities Loaned for Twelve Months Ended June 30, 2003	Earnings Received From Lending to Goldman Sachs for Twelve Months Ended June 30, 2003	Amount Payable to Goldman Sachs UponReturn of Securities Loaned
CORE U.S. Equity	$347,412	$375,700	$36	$85	$375,700
CORE Small Cap Equity	1,959,271	2,067,829	4,275	7,194	212,400
Capital Growth	—	—	—	—	—
International Equity	829,005	888,035	1,344	22	—
Growth and Income(a)	—	—	10	20	—

(a)       While there was lending activity during the twelve months ended June 30, 2003, there were no loans outstanding as of June 30, 2003.

7. SUBSEQUENT EVENT

On the closing date of the Funds' Transactions, GSAM and GSAMI will limit the total annual operating expenses (excluding Management fees, taxes, interest, brokerage fees, litigation and indemnification, shareholder meeting, other extraordinary expenses and Transfer Agent fees) to the following levels until June 30, 2005:

Fund	Annual Operating Expense
Goldman Sachs CORE U.S. Equity Fund	0.90%
Goldman Sachs Capital Growth Fund	0.90%
Goldman Sachs CORE Small Cap Equity Fund	0.90%
Goldman Sachs International Equity Fund	1.20%
Goldman Sachs Growth and Income Fund	0.90%

42

Pro Forma Combined Statement of Investments for the Goldman Sachs Capital Growth Fund, Protective Capital Growth Fund and Ayco Reorganization

June 30, 2003 (Unaudited)

Shares						Value
Goldman Sachs Capital Growth Fund	Protective Capital Growth Fund	Ayco Reorganization	Pro Forma Combined Fund	Description		Goldman Sachs Capital Growth Fund	Protective Capital Growth Fund	Ayco Reorganization	Pro Forma Combined Fund

				Common Stocks	98.1%

				Banks	6.3%
4,400	25,900	—	30,300	Bank of America Corp.		$347,732	$2,046,877	$—	$2,394,609
12,633	71,833	8,850	93,316	Citigroup, Inc.		540,692	3,074,453	378,780	3,993,925
—	—	4,000	4,000	North Fork BanCorp., Inc.		—	—	136,240	136,240
5,000	28,000	—	33,000	State Street Corp.		197,000	1,103,200	—	1,300,200
2,000	12,200	—	14,200	The Bank of New York Co., Inc.		57,500	350,750	—	408,250
5,000	29,000	2,800	36,800	Wells Fargo & Co.		252,000	1,461,600	141,120	1,854,720
						1,394,924	8,036,880	656,140	10,087,944

				Biotechnology	0.9%
3,200	18,900	—	22,100	Amgen, Inc.		212,608	1,255,716	—	1,468,324

				Chemicals	2.0%
2,000	11,600	—	13,600	3M Co.		257,960	1,496,168	—	1,754,128
4,967	28,732	—	33,699	E.I. du Pont de Nemours & Co.		206,826	1,196,401	—	1,403,227
						464,786	2,692,569	—	3,157,355

				Computer Hardware	5.1%
28,400	165,300	21,000	214,700	Cisco Systems, Inc.		473,996	2,758,857	350,490	3,583,343
13,300	73,600	—	86,900	Dell Computer Corp.		425,068	2,352,256	—	2,777,324
19,200	115,000	14,500	148,700	EMC Corp.		201,024	1,204,050	151,815	1,556,889
—	—	3,000	3,000	Symantec Corp.		—	—	131,580	131,580
						1,100,088	6,315,163	633,885	8,049,136

				Computer Software	8.0%
3,300	19,400	—	22,700	International Business Machines Corp.		272,250	1,600,500	—	1,872,750
3,900	23,400	—	27,300	Intuit, Inc.		173,667	1,042,002	—	1,215,669
41,800	234,700	16,250	292,750	Microsoft Corp.		1,070,498	6,010,667	416,162	7,497,327
7,800	48,800	—	56,600	Oracle Corp.		93,756	586,576	—	680,332
9,000	49,000	—	58,000	Sabre Holdings Corp.		221,850	1,207,850	—	1,429,700
						1,832,021	10,447,595	416,162	12,695,778

				Defense/Aerospace	0.8%
1,000	6,500	—	7,500	Lockheed Martin Corp.		47,570	309,205	—	356,775
900	5,600	—	6,500	Raytheon Co.		29,556	183,904	—	213,460
1,000	4,000	4,350	9,350	United Technologies Corp.		70,830	283,320	308,111	662,261
						147,956	776,429	308,111	1,232,496

				Diversified Industrial	0.1%
—	—	4,000	4,000	Masco Corp.		—	—	95,400	95,400

				Drugs & Medical Products	12.1%
—	—	2,500	2,500	AmerisourceBergen		—	—	173,375	173,375
6,600	37,960	—	44,560	Bristol-Myers Squibb Co.		179,190	1,030,614	—	1,209,804
—	—	2,250	2,250	Cardinal Health, Inc.		—	—	144,675	144,675
5,900	31,000	—	36,900	Eli Lilly & Co.		406,923	2,138,070	—	2,544,993
9,800	54,600	7,200	71,600	Johnson & Johnson		506,660	2,822,820	372,240	3,701,720
—	—	5,000	5,000	Laboratory Corp. of America Holdings		—	—	150,750	150,750
—	—	8,000	8,000	Medtronic, Inc.		—	—	383,760	383,760
3,800	22,700	—	26,500	Merck & Co., Inc.		230,090	1,374,485	—	1,604,575
23,975	135,450	12,325	171,750	Pfizer, Inc.		818,746	4,625,618	420,899	5,865,263
—	—	2,200	2,200	Quest Diagnostics, Inc.		—	—	140,360	140,360
5,800	33,500	—	39,300	Schering-Plough Corp.		107,880	623,100	—	730,980
8,100	48,600	—	56,700	Wyeth		368,955	2,213,730	—	2,582,685
						2,618,444	14,828,437	1,786,059	19,232,940

				Energy Resources	5.1%
1,300	8,000	3,250	12,550	Anadarko Petroleum Corp.		57,811	355,760	144,527	558,098
935	6,090	—	7,025	Apache Corp.		60,831	396,216	—	457,047
3,954	21,895	—	25,849	ChevronTexaco Corp.		285,479	1,580,819	—	1,866,298
21,584	108,518	8,590	138,692	Exxon Mobil Corp.		775,081	3,896,881	308,467	4,980,429
—	—	7,000	7,000	Shell Transport & Trading Company PLC ADR		—	—	278,950	278,950
						1,179,202	6,229,676	731,944	8,140,822

				Environmental Services	0.2%
1,600	9,100	—	10,700	Waste Management, Inc.		38,544	219,219	—	257,763

				Financial Services	6.8%
7,900	45,300	4,550	57,750	Fannie Mae		532,776	3,055,032	306,852	3,894,660

43

Shares				Description		Value
Goldman Sachs Capital Growth Fund	Protective Capital Growth Fund	Ayco Reorganization	Pro Forma Combined Fund	Common Stocks-(continued)		Goldman Sachs Capital Growth Fund	Protective Capital Growth Fund	Ayco Reorganization	Pro Forma Combined Fund
8,800	50,300	—	59,100	Freddie Mac		$446,776	$2,553,731	$—	$3,000,507
—	—	10,250	10,250	J.P. Morgan Chase & Co.		—	—	350,345	350,345
—	—	1,400	1,400	MBIA Inc.		—	—	68,250	68,250
13,550	80,300	—	93,850	MBNA Corp.		282,382	1,673,452	—	1,955,834
1,500	9,000	—	10,500	Merrill Lynch & Co., Inc.		70,020	420,120	—	490,140
1,800	11,300	—	13,100	Morgan Stanley		76,950	483,075	—	560,025
1,500	9,600	—	11,100	SLM Corp.		58,755	376,032	—	434,787
						1,467,659	8,561,442	725,447	10,754,548

				Food & Beverage	5.6%
—	—	8,000	8,000	General Mills, Inc.		—	—	379,280	379,280
13,090	75,670	7,500	96,260	PepsiCo, Inc.		582,505	3,367,315	333,750	4,283,570
7,200	42,400	—	49,600	The Coca-Cola Co.		334,152	1,967,784	—	2,301,936
5,300	30,380	—	35,680	Wm. Wrigley Jr. Co.		298,019	1,708,267	—	2,006,286
						1,214,676	7,043,366	713,030	8,971,072

				Forest	1.0%
3,700	22,000	—	25,700	International Paper Co.		132,201	786,060	—	918,261
1,800	11,300	—	13,100	Weyerhaeuser Co.		97,200	610,200	—	707,400
						229,401	1,396,260	—	1,625,661

				Home Products	4.7%
3,100	19,000	—	22,100	Avon Products, Inc.		192,820	1,181,800	—	1,374,620
5,000	27,700	—	32,700	Colgate-Palmolive Co.		289,750	1,605,215	—	1,894,965
3,800	21,666	—	25,466	Energizer Holdings, Inc.		119,320	680,312	—	799,632
—	—	6,400	6,400	Kimberly-Clark Corp.		—	—	333,696	333,696
4,300	24,700	—	29,000	The Gillette Co.		136,998	786,942	—	923,940
3,500	20,500	—	24,000	The Procter & Gamble Co.		312,130	1,828,190	—	2,140,320
						1,051,018	6,082,459	333,696	7,467,173

				Hotels	3.3%
21,000	124,900	—	145,900	Cendant Corp.		384,720	2,288,168	—	2,672,888
7,000	39,900	—	46,900	Marriott International, Inc.		268,940	1,532,958	—	1,801,898
4,000	24,600	—	28,600	Starwood Hotels & Resorts Worldwide, Inc.		114,360	703,314	—	817,674
						768,020	4,524,440	—	5,292,460

				Industrial Parts	2.8%
22,800	119,000	13,200	155,000	General Electric Co.		653,904	3,412,920	378,576	4,445,400

				Industrial	0.3%
—	—	6,500	6,500	Praxair, Inc.		—	—	390,650	390,650
—	—	1,950	1,950	United Parcel Service, Inc. —Class B		—	—	124,215	124,215
						—	—	514,865	514,865

				Information Services	2.4%
11,000	61,000	4,500	76,500	First Data Corp.		455,840	2,527,840	186,480	3,170,160
800	3,520	—	4,320	Moody’s Corp.		42,168	185,539	—	227,707
1,700	10,800	—	12,500	Paychex, Inc.		49,827	316,548	—	366,375
						547,835	3,029,927	186,480	3,764,242

				Leisure & Entertainment	0.5%
1,200	7,100	—	8,300	Harrah’s Entertainment, Inc.		48,288	285,704	—	333,992
4,400	29,600	—	34,000	Metro-Goldwyn-Mayer, Inc.		54,648	367,632	—	422,280
						102,936	653,336	—	756,272

				Media	10.9%
23,850	141,550	—	165,400	AOL Time Warner, Inc.		383,747	2,277,539	—	2,661,286
6,374	37,574	—	43,948	Cablevision Systems New York Group		132,324	780,036	—	912,360
7,552	42,376	—	49,928	Clear Channel Communications, Inc.		320,129	1,796,319	—	2,116,448
—	—	12,000	12,000	Comcast Corp. -Special Class A		—	—	345,960	345,960
1,800	11,700	—	13,500	Cox Communications, Inc.		57,420	373,230	—	430,650
7,000	41,900	—	48,900	EchoStar Communications Corp.		242,340	1,450,578	—	1,692,918
1,800	10,000	—	11,800	Lamar Advertising Co.		63,378	352,100	—	415,478
19,700	118,300	32,800	170,800	Liberty Media Corp.		227,732	1,367,548	379,168	1,974,448
—	—	12,700	12,700	The Walt Disney Company		—	—	250,825	250,825
7,900	46,500	—	54,400	Univision Communications, Inc.		240,160	1,413,600	—	1,653,760
2,200	16,250	—	18,450	Valassis Communications, Inc.		56,584	417,950	—	474,534
14,572	84,896	—	99,468	Viacom, Inc.		636,214	3,706,559	—	4,342,773
						2,360,028	13,935,459	975,953	17,271,440

				Oil Services	0.4%
1,400	8,600	4,750	14,750	Schlumberger Ltd.		66,598	409,102	225,957	701,657

				Processors	0.2%
1,400	8,900	—	10,300	Automatic Data Processing, Inc.		47,404	301,354	—	348,758

				Insurance	3.5%
4,800	26,400	2,000	33,200	AMBAC Financial Group, Inc.		318,000	1,749,000	132,500	2,199,500
6,200	36,296	6,300	48,796	American International Group, Inc.		342,116	2,002,813	347,634	2,692,563
—	—	31	31	Berkshire Hathaway, Inc. -Class B		—	—	75,330	75,330
—	—	8,400	8,400	The Allstate Corp.		—	—	299,460	299,460
—	—	4,950	4,950	The Chubb Corp.		—	—	297,000	297,000
						660,116	3,751,813	1,151,924	5,563,853

44

Shares				Description		Value
Goldman Sachs Capital Growth Fund	Protective Capital Growth Fund	Ayco Reorganization	Pro Forma Combined Fund	Common Stocks-(continued)		Goldman Sachs Capital Growth Fund	Protective Capital Growth Fund	Ayco Reorganization	Pro Forma Combined Fund
				Publishing	1.4%
1,500	8,600	2,700	12,800	Gannett Co., Inc.		$115,215	$660,566	$207,387	$983,168
500	3,500	—	4,000	The McGraw-Hill Cos., Inc.		31,000	217,000	—	248,000
3,200.00	20,000	—	23,200	The New York Times Co.		145,600	910,000	—	1,055,600
						291,815	1,787,566	207,387	2,286,768

				Retail Apparel	5.4%
2,300	12,900	—	15,200	Dollar Tree Stores, Inc.		72,979	409,317	—	482,296
3,100	17,280	—	20,380	Family Dollar Stores, Inc.		118,265	659,232	—	777,497
—	—	7,950	7,950	Federated Department Stores, Inc.		—	—	292,958	292,958
2,200	13,700	2,800	18,700	Lowe’s Companies, Inc.		94,490	588,415	120,260	803,165
2,600	14,900	4,200	21,700	Walgreen Co.		78,260	448,490	126,420	653,170
15,600	86,500	2,300	104,400	Wal-Mart Stores, Inc.		837,252	4,642,455	123,441	5,603,148
						1,201,246	6,747,909	663,079	8,612,234
				Security/Asset Management	0.7%
15,050	97,450	—	112,500	The Charles Schwab Corp.		151,854	983,271	—	1,135,125

				Semiconductors	3.9%
—		11,100	11,100	Applied Materials, Inc.			—	176,046	176,046
26,400	141,800	16,300	184,500	Intel Corp.		548,698	2,947,171	338,779	3,834,648
12,100	66,900	13,000	92,000	Texas Instruments, Inc.		212,960	1,177,440	228,800	1,619,200
3,300	20,500	—	23,800	Xilinx, Inc.		83,523	518,855	—	602,378
						845,181	4,643,466	743,625	6,232,272

				Telephone Equipment	1.0%
6,480	36,200	—	42,680	QUALCOMM, Inc.		231,660	1,294,150	—	1,525,810

				Telecommunications	1.9%
8,100	46,800	—	54,900	SBC Communications, Inc.		206,955	1,195,740	—	1,402,695
4,828	28,268	—	33,096	Verizon Communications, Inc.		190,465	1,115,173	—	1,305,638
—	—	16,850	16,850	Vodafone Group PLC-SP ADR		—	—	331,103	331,103
						397,420	2,310,913	331,103	3,039,436

				Transportation	0.3%
—	—	12,750	12,750	Burlington Northern Santa Fe Corp.		—	—	362,610	362,610
—	—	2,300	2,300	Union Pacific Corp.		—	—	133,446	133,446
						—	—	496,056	496,056

				Utilities	0.0%
—	—	10,800	10,800	Calpine Corp.		—	—	71,280	71,280.0

				Wireless	0.5%
12,500	84,890	—	97,390	Crown Castle International Corp.		97,125	659,595	—	756,720

				TOTAL COMMON STOCKS
				(Cost $176,775,208)		$21,374,469	$122,330,432	$12,346,159	$156,051,060

				Exchange Traded Fund	0.7%
10,500	—	—	10,500	SPDR Trust Series 1
				(Cost $959,055)		$1,025,115	$—	$—	$1,025,115

	Principal Amount			Repurchase Agreements	1.4%
				State Street Corp. 1.00% 7/01/2003
				Maturity Value $1,592,044
				(Collaterized by $1,110,000
				United States Treasury Bond,
				8.125%, 5/15/21 with a value of 1,625,629)
$—	$1,592,000		$1,592,000	(Cost $1,592,000)		$—	$1,592,000	$—	$1,592,000

				Joint Repurchase Agreement Account II
				1.25% 7/01/2003
				Dated: June 30, 2003
500,000	—		500,000	Maturity Value $500,017		500,000	—	—	500,000
				Collateralized by Federal Agency Obligations
				(Cost $500,000)
				Total Repurchase Agreements
				(Cost $2,092,000)		$500,000	$1,592,000	$—	$2,092,000

				Short-Term Securities	0.3%
				U.S. Bank Demand Note - 0.7735%
				(Cost $329,987)		$—	$—	$329,987	$329,987

				TOTAL INVESTMENTS	100.3%
				(Cost $180,156,250)		$22,899,584	$123,922,432	$12,676,146	$159,498,162

45

Pro Forma Combined Statement of Assets and Liabilities

for the Goldman Sachs Capital Growth Fund, the Protective Capital Growth Fund and Ayco Reorganization

June 30, 2003 (Unaudited)

	Goldman Sachs Capital Growth Fund	Protective Capital Growth Fund	Ayco Reorganization	Adjustments		Pro Forma Combined Fund

Assets:
Investments in securities, at value (cost $25,548,979, $140,216,459, $ 14,390,812 and $180,156,250, respectively)	$22,899,584	$123,922,432	$12,676,146	$—		$159,498,162
Cash, at value	33,638	192	—	—		33,830
Receivables:
Dividends and Interest, at value	15,918	68,536	16,386	—		100,840
Fund shares sold	82,442	3,391	—	—		85,833
Reimbursement from adviser	5,587	13,499	16,871	—		35,957
Other assets	445	—	28,628	—		29,073
Total assets	23,037,614	124,008,050	12,738,031	—		159,783,695

Liabilities:
Payables:
Investment securities purchased	242,389	181,395	—	—		423,784
Fund shares repurchased	5,244	15,861	—	—		21,105
Amounts owed to affiliates	14,807	82,434	—	—		97,241
Accrued expenses and other liabilities	47,511	24,626	92,178	—		164,315
Total liabilities	309,951	304,316	92,178	—		706,445

Net Assets:
Paid in capital	28,621,470	162,169,991	16,975,350	—		$207,766,811
Accumulated undistributed net investment income	28,788	943,872	27,896	—		1,000,556
Accumulated net realized loss on investment transactions	(3,273,200)	(23,116,102)	(2,642,727)	—		(29,032,029)
Net unrealized loss on investments	(2,649,395)	(16,294,027)	(1,714,666)	—		(20,658,088)
Net Assets	$22,727,663	$123,703,734	$12,645,853	$—		$159,077,250

Total shares of beneficial interest outstanding, $0.001 par value (unlimited)	2,665,139	8,605,287	1,695,416	5,684,008	(a)	18,649,850
Net asset value, offering and redemption price per share	$8.53	$14.38	$7.46	$—		$8.53

(a)          Adjustment to reflect issuance of additional shares based on Goldman Sachs Capital Growth Fund NAV.

46

Pro Forma Combined Statement of Operations for

for the Goldman Sachs Capital Growth Fund, the Protective Capital Growth Fund and Ayco Reorganization

For the Twelve Months Ended June 30, 2003 (Unaudited)

	Goldman Sachs Capital Growth Fund	Protective Capital Growth Fund	Ayco Reorganization	Adjustments		Proforma Combined Fund
Investment Income:
Dividends	$245,057	$1,648,990	$168,149	$—		$2,062,196
Interest (including securities lending income of $21, $0, $ 0 and $21 respectively)	6,429	4,058	3,415	—		13,902
Total income	251,486	1,653,048	171,564	—		2,076,098

Expenses:
Management fees	136,936	971,433	93,428	(66,297	)(a)	1,135,500
Administration fees	—	—	40,003	(40,003	)(b)	—
Shareholder servicing and accounting fee	—	—	55,113	(55,113	)(b)	—
Custody and accounting fees	52,857	53,116	35,237	(69,210	)(a)	72,000
Professional fees	37,861	39,211	142,764	(176,836	)(a)	43,000
Printing fees	22,431	29,456	23,226	(38,113	)(a)	37,000
Transfer Agent fees	10,743	2,016	—	39,241	(c)	52,000
Trustee fees	11,367	7,892	37,272	(45,164	)(a)	11,367
Deferred organization expenses	2,035	—	—	—		2,035
Insurance	428	—	37,977	(34,855	)(a)	3,550
Other	25,770	7	310	(6,087	)(a)	20,000
Total expenses	300,428	1,103,131	465,330	(492,437)		1,376,452
Less - expense reductions	(95,072)	(131,698)	(348,544)	552,902	(d)	(22,412)
Net Expenses	205,356	971,433	116,786	60,465		1,354,040
Net Investment Income	46,130	681,615	54,778	(60,465)		722,058

Realized and unrealized gain (loss) on investment transactions:
Net realized loss from investment transactions	(1,116,904)	(3,973,588)	(1,265,624)	—		(6,356,116)
Net change in unrealized gain on investments	1,437,144	1,054,980	750,426	—		3,242,550

Net realized and unrealized gain (loss) on
investment transactions	320,240	(2,918,608)	(515,198)	—		(3,113,566)

Net Increase (Decrease) in Net Assets Resulting from Operations	$366,370	$(2,236,993)	$(460,420)	$(60,465)		$(2,391,508)

(a)          Reflects the anticipated savings as a result of the Reorganization through a reduction in management fees and consolidation of printing, custody and accounting and other services.

(b)         Adjustment to reflect elimination of expense.

(c)          Adjustment to reflect higher expenses due to increase in asset size.

(d)   Reflects the anticipated reduction in expenses as a result of the Reorganization.

47

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Notes to Pro Forma Combined Financial Statements

June 30, 2003 (Unaudited)

1. ORGANIZATION

Goldman Sachs Variable Insurance Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (“the Act”) as an open-end, management investment company. The Trust includes Goldman Sachs Capital Growth Fund (“Capital Growth” or the “Fund.”) The Fund is diversified under the Act.

Shares of the Trust may be purchased and held by separate accounts of participating life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Shares of the Trust are not offered directly to the general public.

These unaudited pro forma combined financial statements give effect to the proposed transaction whereby all the assets of the Protective Capital Growth Fund and the Ayco Reorganization will be exchanged for shares of Capital Growth and Capital Growth will assume the liabilities, if any, of the Protective Capital Growth Fund and the liabilities of the Other Reorganization. Immediately thereafter, shares of Capital Growth will be distributed to the shareholders of the Protective Capital Growth Fund and the Other Reorganization in a total liquidation of the Protective Capital Growth Fund and the Other Reorganization which both will be subsequently dissolved. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results of the results for the period presented. All such adjustments are of a normal, recurring nature for a reorganization.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation — Investments in securities traded on a U.S. or foreign securities exchange or the Nasdaq system are valued daily at their last sale or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the closing bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity and debt securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available are valued at fair value using methods approved by the Board of Trustees. In addition, the impact of events that occur after the publication of market quotations used by a Fund to price its securities but before the close of regular trading on the New York Stock Exchange will not be reflected in the Fund’s next determined NAV unless the Trust, in its discretion, determines to make an adjustment in light of the nature and significance of the event, consistent with applicable regulatory guidance.

B. Securities Transactions and Investment Income — Securities transactions are recorded as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified-cost basis. Dividend income is recorded on the ex-dividend date, net of foreign withholding taxes including reclaims, where applicable. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Interest income is determined on the basis of interest accrued, premium amortized and discount accreted. In addition, it is the Funds’ policy to accrue for estimated capital gains taxes on foreign securities held by the Fund, which are subject to such taxes.

C. Federal Taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income to its shareholders. Accordingly, no federal tax provisions are required. Income distributions and capital gains distributions, if any, are declared and paid annually.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of a Fund’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain on investment transactions, or from paid-in-capital, depending on the type of book/tax differences that may exist.

48

D. Deferred Organization Expenses — Organization-related costs were amortized on a straight-line basis over a period of five years. At June 30, 2003, deferred organization costs have been fully amortized for the Fund.

E. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are generally allocated to the Funds on a straight-line or pro rata basis depending upon the nature of the expense.

F. Segregation Transactions — As set forth in the prospectus, the Fund may enter into derivative transactions to seek to increase total return. Futures contracts, written options, when-issued securities and forward commitments are examples of such transactions. As a result of entering into those transactions, the Fund is required to segregate liquid assets equal to or greater than the market value of the corresponding transactions.

G. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund including accrued interest, is required to equal or exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.

3. AGREEMENTS

Goldman Sachs Funds Management, L.P. (“GSFM”), a subsidiary of The Goldman Sachs Group, Inc., was renamed at the end of April, 2003, Goldman Sachs Asset Management, L.P. (“GSAM”), and assumed Goldman, Sachs & Co.’s (“Goldman Sachs”) investment advisory responsibilities under its Investment Management Agreement (the “Agreement”) with the Trust on behalf of the Capital Growth Fund. The fees payable under the Agreement, and the personnel who manage the Funds, did not change as a result of GSAM’s assumption of responsibilities. Under the Agreement, the respective adviser manages the Fund’s portfolios, subject to the general supervision of the Trust’s Board of Trustees. As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Fund’s business affairs, including providing facilities, the investment adviser is entitled to a fee, computed daily and payable monthly equal to an annual percentage rate of the average daily net assets.

Additionally, the investment adviser has voluntarily agreed to limit certain “Other Expenses” of the Fund (excluding Management fees, taxes, interest, brokerage fees, litigation and indemnification, shareholder meeting, other extraordinary expenses and Transfer Agent fees) to the extent that such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of the Fund.

The Fund’s Management Fees and expense limitations as an annual percentage rate of average daily net assets are as follows:

Fund	Management Fee	Other Expense Limit
Capital Growth	0.75	0.25

Goldman Sachs also serves as the transfer agent of the Fund. The fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate of 0.04% of the average daily net assets of the Fund. Goldman Sachs serves as the distributor of the Fund’s shares at no cost to the Fund.

49

4. JOINT REPURCHASE AGREEMENT ACCOUNT

The Fund, together with other registered investment companies having management agreements with GSAM or their affiliates, transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

At June 30, 2003, the Capital Growth Fund had undivided interests in the repurchase agreements in Joint Account II which equaled $500,000 in principal amount. At June 30, 2003, the following repurchase agreements held in this Joint Account were fully collateralized by Federal Agency obligations.

Repurchase Agreements	Principal Amount	Interest Rate	Maturity Date	Maturity Value
Banc of America Securities LLC	$700,000,000	1.25%	07/01/2003	$700,024,305
Barclays Capital PLC	500,000,000	1.20	07/01/2003	500,016,667
Bear Stearns Companies, Inc.	300,000,000	1.25	07/01/2003	300,010,417
Credit Suisse First Boston Corp.	200,000,000	1.25	07/01/2003	200,006,944
Deutsche Bank Securities, Inc.	350,000,000	1.20	07/01/2003	350,011,667
Greenwich Capital Markets	350,000,000	1.25	07/01/2003	350,012,153
J.P. Morgan Chase & Co.	750,000,000	1.20	07/01/2003	750,025,000
Morgan Stanley	500,000,000	1.40	07/01/2003	500,019,444
UBS LLC	850,000,000	1.23	07/01/2003	850,029,042
Westdeutsche Landesbank AG	600,000,000	1.25	07/01/2003	600,020,833
TOTAL JOINT REPURCHASE AGREEMENT ACCOUNT II	$5,100,000,000			$5,100,176,472

5. LINE OF CREDIT FACILITY

The Fund participates in a $350,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive arrangement, each Fund must own securities having a market value in excess of 400% of the total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The committed facility also requires a fee to be paid by the Funds based on the amount of the commitment, which has not been utilized. During the twelve months ended June 30, 2003, the Funds did not have any borrowings under this facility.

6. SECURITIES LENDING

Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Fund may lend its securities through its securities lending agent, Boston Global Advisers (BGA) — a wholly owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs. The loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. As with other extensions of credit, the Fund bears the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.

Both the Fund and BGA receive compensation relating to the lending of the Fund’s securities. The Fund did not lend any securities for the twelve months ended June 30, 2003. The Fund invests the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware Statutory Trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by GSAM. The Enhanced Portfolio invests in high quality money market instruments. The Fund bears the risk of incurring a loss from the investment of cash collateral due to either credit or market factors.

50

7. SUBSEQUENT EVENT

On the closing date of the Fund Transactions, GSAM will limit the total annual operating expenses (excluding Management fees, taxes, interest, brokerage fees, litigation and indemnification, shareholder meeting, other extra ordinary expenses and Transfer Agent fees) to the following level until June 30, 2005:

Fund	Annual Operating Expense
Goldman Sachs Capital Growth Fund	0.90%

51

PROXY TABULATOR P.O. BOX 9132 HINGHAM, MA 02043-9132	ezVoteSM CONSOLIDATED BALLOT
This EzVote Consolidated Ballot may be used to vote all of your accounts registered to the same Social Security or Tax I.D. number at this address. By voting and signing the consolidated proxy ballot below, you are voting all of the affected accounts in the same manner.
Your ezVote Control Number is XXX XXX XXX XXX XX	If you would like to provide voting instructions for each of your Funds separately, sign in the signature box below and use the individual ballots on the reverse side of this Voting Instruction Form.

PROTECTIVE INVESTMENT COMPANY
VOTING INSTRUCTIONS FOR SPECIAL SHAREHOLDERS MEETING
TO BE HELD DECEMBER 9, 2003

FAST, CONVENIENT VOTING!

VOTE BY TELEPHONE. Call our toll-free dedicated voting number 1-888-221-0697. The voting site is open 24 hours a day, 7 days a week. Enter your CONTROL NUMBER shown at left and follow the recorded instructions. You may vote all accounts at once or each account separately. Your vote will be confirmed at the end of the call.

THESE VOTING INSTRUCTIONS ARE SOLICITED ON BEHALF OF THE
BOARD OF DIRECTORS OF PROTECTIVE INVESTMENT COMPANY

The undersigned hereby instructs the above-referenced insurance company (the "Company") to represent and vote the number of shares of each series named above (each, a "Fund") represented by the number of votes attributable to the undersigned's variable annuity contract or variable insurance contract as of September 30, 2003 at the Special Meeting of Shareholders of the Fund (the "Meeting") to be held on December 9, 2003, at 10 a.m. Central Time at the Protective Life Corporation Building, 2nd floor, Training Room A, 2801 Highway 280 South, Birmingham, Alabama 35223, upon the matters below as set forth in the Notice of Special Meetings of Shareholders and the Proxy Statement/Prospectus.

All previous voting instructions with respect to the Meeting(s) are revoked. Receipt of the Proxy Statement/Prospectus dated October 30, 2003 is acknowledged by your execution of these voting instructions. Mark, sign, date, and return these voting instructions in the addressed envelope no postage required.

VOTES OF CONTRACT OWNERS FOR WHICH NO VOTING INSTRUCTIONS ARE RECEIVED WILL BE VOTED IN THE SAME PROPORTION AS THE VOTES OF CONTRACT OWNERS FOR WHICH VOTING INSTRUCTIONS ARE RECEIVED.

THESE VOTING INSTRUCTIONS MAY BE REVOKED AT ANY TIME PRIOR TO THE MEETING(S) BY NOTIFYING THE COMPANY OR THE SECRETARY OF THE COMPANY IN WRITING.

ezVoteSM CONSOLIDATED BALLOT

Please fill in box(es) as shown using black or blue ink or number 2 pencil. PLEASE DO NOT USE FINE POINT PENS. ☒

THESE VOTING INSTRUCTIONS WILL BE VOTED AS INSTRUCTED ON THE MATTERS SET FORTH BELOW. I REALIZE IF I SIGN THIS VOTING INSTRUCTION FORM WITHOUT CHECKING A BLOCK WITH RESPECT TO THE BELOW PROPOSALS, MY TIMELY RETURN OF THIS VOTING INSTRUCTION FORM WILL BE DEEMED TO BE AN INSTRUCTION TO VOTE IN FAVOR OF THE AGREEMENT AND PLAN OF REORGANIZATION WITH RESPECT TO THE FUND(S). UPON ALL OTHER MATTERS, THE COMPANY SHALL VOTE ACCORDING TO ITS BEST JUDGMENT. In its discretion, the Company is authorized to vote upon such other business as may properly come before the Meeting(s) and any adjournments or postponements thereof unless otherwise prohibited by the undersigned. Contract owners wishing to vote in accordance with the Board of Directors' recommendation need only sign and date this Voting Instruction Form and return it in the envelope provided.

		FOR	AGAINST	ABSTAIN
1.	To approve or disapprove the Agreement and Plan of Reorganization of the Fund(s).	☐	☐	☐
2.	In the discretion of the Company, it is authorized to vote upon such other business as may properly come before the Meeting(s) or any adjournment thereof.	☐	☐	☐
Date: ____________, 2003
Please be sure to sign and date voting instructions

LABEL BELOW FOR MIS USE ONLY!
PO# N-8680
PROTECTIVE LIFE #754
ORIGINAL EZVOTE 9-17-03 JA
STEPHANIE (PROLEZF)
REVIEW #1 10-02-03 JA
REVISION #1 10/21/03 TD
REVIEW #2 10-28-03 KD
REVISION #2 10-31-03 KD
REVIEW #3 11-03-03 KD

Contract owner(s) sign here                (Please sign in Box)
Please sign exactly as name appears to the left. When signing as attorney, executor, administrator, trustee, or guardian, please give full title as such. If signing for a corporation, please sign in full corporate name by authorized person. If a partnership, please sign in partnership name by authorized person.

Protective Reorg - EZ

INDIVIDUAL BALLOTS

THESE VOTING INSTRUCTIONS WILL BE VOTED AS INSTRUCTED ON THE MATTERS SET FORTH BELOW. I REALIZE IF I SIGN THIS VOTING INSTRUCTION FORM WITHOUT CHECKING A BLOCK WITH RESPECT TO THE BELOW PROPOSALS, MY TIMELY RETURN OF THIS VOTING INSTRUCTION FORM WILL BE DEEMED TO BE AN INSTRUCTION TO VOTE IN FAVOR OF THE AGREEMENT AND PLAN OF REORGANIZATION WITH RESPECT TO THE FUND(S). UPON ALL OTHER MATTERS, THE COMPANY SHALL VOTE ACCORDING TO ITS BEST JUDGMENT. In its discretion, the Company is authorized to vote upon such other business as may properly come before the Meeting(s) and any adjournments or postponements thereof unless otherwise prohibited by the undersigned.

        NOTE: IF YOU HAVE USED THE CONSOLIDATED BALLOT ON THE REVERSE SIDE, DO NOT VOTE THE INDIVIDUAL BALLOTS BELOW.

XXX XXXXXXXXXX XXX
NAME PRINTS HERE
NAME PRINTS HERE
CONTROL NUMBER
XXX XXX XXX XXX XX
FUND NAME PRINTS HERE
		FOR	AGAINST	ABSTAIN
1.	To approve or disapprove the Agreement and Plan of Reorganization of the Fund(s).	☐	☐	☐
2.	In the discretion of the Company, it is authorized to vote upon such other business as may properly come before the Meeting(s) or any adjournment thereof.	☐	☐	☐

LABEL BELOW FOR MIS USE ONLY!
PO# N-8680
PROTECTIVE LIFE #754
ORIGINAL EZVOTE 9-17-03 JA
STEPHANIE (PROLEZB)
REVISION #1 10-02-03 JA
REVISION #2 10/20/03 TD
REVISION #3 10/21/03 TD
REVISION #4 10/22/03 TD
REVIEW #1 10/23/03 TD

Protective Reorg - EZ

PROXY TABULATOR P.O. BOX 9132 HINGHAM, MA 02043-9132
LABEL BELOW FOR MIS USE ONLY! PO# N-8680 PROTECTIVE LIFE #754 ORIGINAL 1UP 10-24-03 KD STEPHANIE (PRORORGF) REVIEW #1 10-30-03 KD REVISION #1 10-31-03 KD	MIS EDITS: # OF CHANGES__/__PRF 1__ PRF 2__ OK TO PRINT AS IS____**By signing this form you are authorizing MIS to print this form in its current state. SIGNATURE OF PERSON AUTHORIZING PRINTING DATE
FAST, CONVENIENT VOTING!
VOTE BY TELEPHONE. Call our toll-free dedicated voting number 1-888-221-0697. The voting site is open 24 hours a day, 7 days a week. Enter your CONTROL NUMBER shown at left and follow the recorded instructions. You may vote all accounts at once or each account separately. Your vote will be confirmed at the end of the call.

PROTECTIVE INVESTMENT COMPANY
VOTING INSTRUCTIONS FOR SPECIAL SHAREHOLDERS MEETING
TO BE HELD DECEMBER 9, 2003

**** CONTROL NUMBER: 999 999 999 999 99 ****

FUND NAME PRINTS HERE INSURANCE COMPANY NAME PRINTS HERE	THESE VOTING INSTRUCTIONS ARE SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS OF PROTECTIVE INVESTMENT COMPANY

The undersigned hereby instructs the above-referenced insurance company (the "Company") to represent and vote the number of shares of each series named above (each, a "Fund") represented by the number of votes attributable to the undersigned's variable annuity contract or variable insurance contract as of September 30, 2003 at the Special Meeting of Shareholders of the Fund (the "Meeting") to be held on December 9, 2003, at 10 a.m. Central Time at the Protective Life Corporation Building, 2nd floor, Training Room A, 2801 Highway 280 South, Birmingham, Alabama 35223, upon the matters below as set forth in the Notice of Special Meetings of Shareholders and the Proxy Statement/Prospectus. nd All previous voting instructions with respect to the Meeting(s) are revoked. Receipt of the Proxy Statement/Prospectus dated October 30, 2003 is acknowledged by your execution of these voting instructions. Mark, sign, date, and return these voting instructions in the addressed envelope no postage required.

VOTES OF CONTRACT OWNERS FOR WHICH NO VOTING INSTRUCTIONS ARE RECEIVED WILL BE VOTED IN THE SAME PROPORTION AS THE VOTES OF CONTRACT OWNERS FOR WHICH VOTING INSTRUCTIONS ARE RECEIVED.

THESE VOTING INSTRUCTIONS MAY BE REVOKED AT ANY TIME PRIOR TO THE MEETING(S) BY NOTIFYING THE COMPANY OR THE SECRETARY OF THE COMPANY IN WRITING.

Date: ____________, 2003
Please be sure to sign and date voting instructions

Contract owner(s) sign here                (Please sign in Box)
Please sign exactly as name appears to the left. When signing as attorney, executor, administrator, trustee, or guardian, please give full title as such. If signing for a corporation, please sign in full corporate name by authorized person. If a partnership, please sign in partnership name by authorized person.

Protective Reorg

LABEL BELOW FOR MIS USE ONLY! PO# N-8680 PROTECTIVE LIFE #754 ORIGINAL 1UP 10-24-03 KD STEPHANIE (PRORORGB)	MIS EDITS: # OF CHANGES__/__PRF 1__ PRF 2__ OK TO PRINT AS IS____**By signing this form you are authorizing MIS to print this form in its current state. SIGNATURE OF PERSON AUTHORIZING PRINTING DATE
Please fill in box(es) as shown using black or blue ink or number 2 pencil. ☒ PLEASE DO NOT USE FINE POINT PENS.

        THESE VOTING INSTRUCTIONS WILL BE VOTED AS INSTRUCTED ON THE MATTERS SET FORTH BELOW. I REALIZE IF I SIGN THIS VOTING INSTRUCTION FORM WITHOUT CHECKING A BLOCK WITH RESPECT TO THE BELOW PROPOSALS, MY TIMELY RETURN OF THIS VOTING INSTRUCTION FORM WILL BE DEEMED TO BE AN INSTRUCTION TO VOTE IN FAVOR OF THE AGREEMENT AND PLAN OF REORGANIZATION WITH RESPECT TO THE FUND(S). UPON ALL OTHER MATTERS, THE COMPANY SHALL VOTE ACCORDING TO ITS BEST JUDGMENT. In its discretion, the Company is authorized to vote upon such other business as may properly come before the Meeting(s) and any adjournments or postponements thereof unless otherwise prohibited by the undersigned. Contract owners wishing to vote in accordance with the Board of Directors' recommendation need only sign and date this Voting Instruction Form and return it in the envelope provided.

		FOR	AGAINST	ABSTAIN
1.	To approve or disapprove the Agreement and Plan of Reorganization of the Fund(s).	☐	☐	☐
2.	In the discretion of the Company, it is authorized to vote upon such other business as may properly come before the Meeting(s) or any adjournment thereof.	☐	☐	☐

PLEASE SIGN ON REVERSE SIDE

Protective Reorg

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AGREEMENT AND PLAN OF REORGANIZATION
EXHIBIT A